Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments
Morningstar U.S. Equity Fund
	Number of Shares	Value
Common Stocks – 86.2%
Advertising & Marketing – 0.0%(a)
Interpublic Group of Cos. (The), Inc.	4,753	$ 162,695
Omnicom Group, Inc.	2,166	183,287
		345,982
Aerospace & Defense – 2.0%
Boeing (The) Co.*	1,581	377,622
General Dynamics Corp.	32,217	7,203,077
Huntington Ingalls Industries, Inc.	994	228,292
L3Harris Technologies, Inc.	7,897	1,496,403
Lockheed Martin Corp.	2,112	942,733
Mercury Systems, Inc.*	21,613	820,862
Moog, Inc., Class A	15,805	1,666,479
Northrop Grumman Corp.	18,922	8,420,290
RTX Corp.	112,441	9,886,937
Textron, Inc.	2,763	214,878
		31,257,573
Apparel & Textile Products – 0.6%
Crocs, Inc.*	248	26,871
Deckers Outdoor Corp.*	212	115,262
Hanesbrands, Inc.(b)	159,597	841,076
NIKE, Inc., Class B	64,600	7,131,194
Ralph Lauren Corp.	743	97,578
Skechers USA, Inc., Class A*	1,881	104,546
Tapestry, Inc.	2,160	93,204
VF Corp.	33,648	666,567
		9,076,298
Asset Management – 0.9%
Ameriprise Financial, Inc.	389	135,547
BlackRock, Inc.	5,855	4,325,967
Charles Schwab (The) Corp.	3,186	210,595
Cohen & Steers, Inc.	31,458	2,023,064
Franklin Resources, Inc.	3,437	100,498
Hamilton Lane, Inc., Class A	40,812	3,609,005
Invesco Ltd.	3,881	65,201
KKR & Co., Inc.	39,101	2,321,817
LPL Financial Holdings, Inc.	324	74,313
Stifel Financial Corp.	12,615	801,557
T. Rowe Price Group, Inc.	563	69,395
		13,736,959
Automotive – 1.0%
Aptiv PLC*	44,071	4,825,334
Autoliv, Inc. (Sweden)	1,179	118,996
BorgWarner, Inc.	17,985	836,302
	Number of Shares	Value
Automotive (Continued)
Fox Factory Holding Corp.*	21,503	$ 2,406,186
Gentex Corp.	6,577	220,856
Lear Corp.	6,121	947,286
Methode Electronics, Inc.	18,606	625,906
Phinia, Inc.*	693	19,660
Tesla, Inc.*	14,400	3,850,992
XPEL, Inc.*	23,725	1,927,182
		15,778,700
Banking – 3.2%
Atlantic Union Bankshares Corp.	50,187	1,604,980
Bank OZK(b)	108,333	4,737,402
Banner Corp.	17,297	823,510
BOK Financial Corp.	16,296	1,451,648
Citigroup, Inc.	94,500	4,503,870
City Holding Co.(b)	16,417	1,623,805
First Bancorp	45,769	1,514,039
JPMorgan Chase & Co.	98,084	15,493,349
National Bank Holdings Corp., Class A	25,900	889,924
PNC Financial Services Group (The), Inc.	27,086	3,707,803
Provident Financial Services, Inc.	45,684	846,981
Renasant Corp.	55,373	1,713,241
Seacoast Banking Corp. of Florida	64,794	1,601,060
Triumph Financial, Inc.*	23,498	1,666,243
Truist Financial Corp.	42,775	1,420,985
Veritex Holdings, Inc.	41,432	891,202
Webster Financial Corp.	119,363	5,648,257
		50,138,299
Beverages – 1.4%
Brown-Forman Corp., Class B	3,289	232,203
Constellation Brands, Inc., Class A	2,574	702,187
Diageo PLC (United Kingdom)	133,379	5,820,966
Duckhorn Portfolio (The), Inc.*	60,243	757,857
Keurig Dr. Pepper, Inc.	31,215	1,061,622
Monster Beverage Corp.*	164,684	9,467,683
PepsiCo, Inc.	18,334	3,436,892
		21,479,410
Biotechnology & Pharmaceuticals – 2.8%
AbbVie, Inc.	11,753	1,758,014
Amgen, Inc.	3,549	830,998
Biogen, Inc.*	1,875	506,606
Certara, Inc.*	52,770	1,027,432

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Biotechnology & Pharmaceuticals (Continued)
Eli Lilly & Co.	7,900	$ 3,590,945
Exelixis, Inc.*	6,657	131,210
Gilead Sciences, Inc.	10,100	769,014
Intra-Cellular Therapies, Inc.*	17,110	1,058,082
Johnson & Johnson	68,868	11,537,456
Merck & Co., Inc.	49,369	5,265,204
Pfizer, Inc.	204,186	7,362,947
Prestige Consumer Healthcare, Inc.*	26,230	1,710,458
Regeneron Pharmaceuticals, Inc.*	708	525,272
Roche Holding A.G. (Genusschein)	3,970	1,230,904
United Therapeutics Corp.*	552	133,982
Zoetis, Inc.	36,940	6,948,045
		44,386,569
Cable & Satellite – 1.5%
Charter Communications, Inc., Class A*	10,443	4,231,399
Comcast Corp., Class A	428,141	19,377,662
Sirius XM Holdings, Inc.(b)	31,341	159,839
		23,768,900
Chemicals – 2.4%
Albemarle Corp.	215	45,640
Ashland Global Holdings, Inc.	39,807	3,636,768
Axalta Coating Systems Ltd.*	3,355	107,360
Balchem Corp.	24,910	3,356,374
CF Industries Holdings, Inc.	1,167	95,787
Corteva, Inc.	26,161	1,476,265
DuPont de Nemours, Inc.	70,691	5,487,742
Eastman Chemical Co.	1,174	100,471
Ecovyst, Inc.*	76,828	944,216
Innospec, Inc.	33,093	3,545,584
Livent Corp.(b)*	31,839	783,876
LyondellBasell Industries N.V., Class A	1,250	123,575
PPG Industries, Inc.	23,358	3,361,216
Sherwin-Williams (The) Co.	38,416	10,622,024
Stepan Co.	16,216	1,553,817
Valvoline, Inc.	61,849	2,348,407
Westlake Corp.	638	87,725
		37,676,847
Commercial Support Services – 0.2%
Robert Half, Inc.	1,625	120,494
Stericycle, Inc.*	19,930	846,826
	Number of Shares	Value
Commercial Support Services (Continued)
Waste Management, Inc.	5,959	$ 976,024
ZipRecruiter, Inc., Class A*	78,604	1,455,746
		3,399,090
Construction Materials – 0.3%
Carlisle Cos., Inc.	647	179,348
Owens Corning	900	125,991
Summit Materials, Inc., Class A*	23,521	850,990
Trex Co., Inc.(b)*	52,044	3,598,322
		4,754,651
Containers & Packaging – 0.2%
AptarGroup, Inc.	1,929	234,296
Berry Global Group, Inc.	2,527	165,695
Crown Holdings, Inc.	1,100	102,036
Graphic Packaging Holding Co.	6,453	156,163
International Paper Co.	3,418	123,253
Packaging Corp. of America	1,071	164,238
Sealed Air Corp.	2,541	115,921
TriMas Corp.	54,816	1,412,060
Westrock Co.	3,101	103,232
		2,576,894
Diversified Industrials – 2.2%
3M Co.	5,122	571,103
Eaton Corp. PLC	67,042	13,765,064
Emerson Electric Co.	6,244	570,389
Honeywell International, Inc.	37,705	7,319,672
Illinois Tool Works, Inc.	25,267	6,653,306
Parker-Hannifin Corp.	14,461	5,929,155
		34,808,689
E-Commerce Discretionary – 2.8%
Amazon.com, Inc.*	302,768	40,474,026
eBay, Inc.	2,072	92,225
Etsy, Inc.*	336	34,154
Sea Ltd. ADR (Singapore)*	37,650	2,504,478
		43,104,883
Electric Utilities – 2.6%
Ameren Corp.	2,498	214,004
American Electric Power Co., Inc.(b)	29,025	2,459,578
Avista Corp.(b)	39,166	1,513,374
CMS Energy Corp.(b)	3,591	219,302
Consolidated Edison, Inc.	2,738	259,727
Dominion Energy, Inc.	94,424	5,056,405
Duke Energy Corp.	78,981	7,394,201
Eversource Energy	2,662	192,542

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Electric Utilities (Continued)
Exelon Corp.	88,657	$ 3,711,182
NextEra Energy, Inc.	61,900	4,537,270
NorthWestern Corp.	28,434	1,605,668
NRG Energy, Inc.	2,244	85,250
OGE Energy Corp.	6,187	223,660
PG&E Corp.*	133,077	2,343,486
Southern (The) Co.	105,911	7,661,602
Xcel Energy, Inc.	53,894	3,380,771
		40,858,022
Electrical Equipment – 1.0%
A.O. Smith Corp.	1,345	97,687
Allegion PLC	1,012	118,262
AMETEK, Inc.	1,555	246,623
Amphenol Corp., Class A	7,813	689,966
Generac Holdings, Inc.*	278	42,729
Hubbell, Inc.	380	118,560
Johnson Controls International PLC	42,591	2,962,204
Lennox International, Inc.	283	103,986
National Instruments Corp.	1,160	68,440
Novanta, Inc.*	17,589	3,111,494
Otis Worldwide Corp.	13,914	1,265,617
Rockwell Automation, Inc.	405	136,197
Sensata Technologies Holding PLC	61,070	2,580,207
TE Connectivity Ltd.	1,150	165,014
Trane Technologies PLC	16,865	3,363,556
		15,070,542
Engineering & Construction – 0.2%
Comfort Systems USA, Inc.	9,129	1,588,172
EMCOR Group, Inc.	713	153,324
Installed Building Products, Inc.	11,351	1,680,175
		3,421,671
Entertainment Content – 0.8%
Activision Blizzard, Inc.*	26,696	2,476,321
Electronic Arts, Inc.	12,880	1,756,188
Paramount Global, Class B(b)	2,146	34,401
Walt Disney (The) Co.*	84,834	7,540,894
		11,807,804
Food – 1.6%
BellRing Brands, Inc.*	63,714	2,290,518
Campbell Soup Co.	4,307	197,347
Conagra Brands, Inc.	8,088	265,367
General Mills, Inc.	8,981	671,240
Hershey (The) Co.	3,348	774,426
Hostess Brands, Inc.*	64,433	1,548,969
	Number of Shares	Value
Food (Continued)
J&J Snack Foods Corp.	10,547	$ 1,690,895
JM Smucker (The) Co.	1,878	282,921
Kraft Heinz (The) Co.	29,592	1,070,638
Lamb Weston Holdings, Inc.	1,808	187,363
Lancaster Colony Corp.	16,876	3,250,824
Mondelez International, Inc., Class A	14,516	1,076,071
Nestle S.A.(c)	49,553	6,071,195
Post Holdings, Inc.*	60,926	5,196,988
Tyson Foods, Inc., Class A	4,257	237,200
		24,811,962
Forestry, Paper & Wood Products – 0.1%
Boise Cascade Co.	15,609	1,615,375
Gas & Water Utilities – 0.2%
American Water Works Co., Inc.	1,281	188,858
UGI Corp.	88,022	2,375,714
		2,564,572
Health Care Facilities & Services – 3.0%
Cardinal Health, Inc.	2,267	207,363
Catalent, Inc.*	800	38,816
Charles River Laboratories International, Inc.*	300	62,862
Cigna Group (The)	33,810	9,977,331
CVS Health Corp.	11,677	872,155
DaVita, Inc.*	1,310	133,607
Encompass Health Corp.	2,316	152,925
Ensign Group (The), Inc.	34,062	3,299,586
HCA Healthcare, Inc.	2,103	573,719
HealthEquity, Inc.*	60,053	4,080,001
Henry Schein, Inc.*	2,259	177,987
ICON PLC*	12,828	3,225,087
McKesson Corp.	18,095	7,281,428
Medpace Holdings, Inc.*	9,809	2,483,345
Patterson Cos., Inc.	46,539	1,530,668
Quest Diagnostics, Inc.	2,007	271,366
Tenet Healthcare Corp.*	782	58,439
UnitedHealth Group, Inc.	25,818	13,073,461
Universal Health Services, Inc., Class B	870	120,895
		47,621,041
Home & Office Products – 0.0%(a)
Tempur Sealy International, Inc.	1,923	85,823
Whirlpool Corp.	718	103,579
		189,402

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Home Construction – 0.5%
Century Communities, Inc.	11,951	$ 922,856
DR Horton, Inc.	949	120,542
Fortune Brands Innovations, Inc.	1,055	74,979
Lennar Corp., Class A	988	125,308
Masco Corp.	1,753	106,372
Masonite International Corp.*	14,234	1,488,165
Mohawk Industries, Inc.*	520	55,297
NVR, Inc.*	791	4,988,394
PulteGroup, Inc.	1,306	110,213
Toll Brothers, Inc.	1,626	130,617
		8,122,743
Household Products – 0.9%
Central Garden & Pet Co., Class A*	21,258	812,481
Clorox (The) Co.	1,018	154,207
Colgate-Palmolive Co.	12,724	970,332
Estee Lauder (The) Cos., Inc., Class A	29,600	5,328,000
Kenvue, Inc.(b)*	52,251	1,237,304
Kimberly-Clark Corp.	30,370	3,920,767
Reckitt Benckiser Group PLC (United Kingdom)	22,952	1,719,383
		14,142,474
Industrial Intermediate Products – 0.3%
AZZ, Inc.	19,739	875,030
Janus International Group, Inc.*	61,192	698,813
RBC Bearings, Inc.*	14,967	3,383,290
		4,957,133
Industrial Support Services – 1.3%
Fastenal Co.	2,906	170,321
Ferguson PLC	9,517	1,538,138
United Rentals, Inc.	196	91,077
W.W. Grainger, Inc.	13,599	10,042,726
Watsco, Inc.(b)	244	92,278
WESCO International, Inc.	44,039	7,731,927
		19,666,467
Institutional Financial Services – 1.2%
CME Group, Inc.	4,721	939,290
Houlihan Lokey, Inc.	1,757	175,437
Moelis & Co., Class A(b)	85,925	4,195,718
Morgan Stanley	73,922	6,768,298
Nasdaq, Inc.	98,639	4,980,283
Piper Sandler Cos.	10,530	1,541,171
SEI Investments Co.	3,785	238,417
		18,838,614
	Number of Shares	Value
Insurance – 3.9%
Allstate (The) Corp.	20,542	$ 2,314,673
American International Group, Inc.	79,667	4,802,327
AMERISAFE, Inc.	13,016	678,394
Aon PLC, Class A	27,591	8,787,733
BRP Group, Inc., Class A(b)*	36,036	897,657
Chubb Ltd.	35,436	7,243,473
Goosehead Insurance, Inc., Class A*	19,083	1,276,080
Hartford Financial Services Group (The), Inc.	26,958	1,937,741
Loews Corp.	11,516	721,477
Marsh & McLennan Cos., Inc.	84,269	15,877,965
Progressive (The) Corp.	61,946	7,803,957
Skyward Specialty Insurance Group, Inc.(b)*	32,630	773,005
Travelers (The) Cos., Inc.	31,935	5,512,300
Willis Towers Watson PLC	10,887	2,300,750
		60,927,532
Internet Media & Services – 7.0%
Alphabet, Inc., Class A*	367,844	48,820,256
Meta Platforms, Inc., Class A*	113,582	36,187,225
Netflix, Inc.*	38,392	16,852,936
Uber Technologies, Inc.*	159,779	7,902,669
		109,763,086
Leisure Facilities & Services – 1.0%
Chipotle Mexican Grill, Inc.*	144	282,568
Chuy's Holdings, Inc.*	20,831	866,361
Domino's Pizza, Inc.	307	121,799
Marriott International, Inc., Class A	26,580	5,364,110
Papa John's International, Inc.	19,790	1,636,633
Red Rock Resorts, Inc., Class A	142,211	6,897,234
Vail Resorts, Inc.	4,006	943,373
Wingstop, Inc.	307	51,754
		16,163,832
Leisure Products – 0.1%
Brunswick Corp.	1,033	89,158
Hasbro, Inc.	898	57,975
Polaris, Inc.(b)	947	128,640
YETI Holdings, Inc.*	38,988	1,660,889
		1,936,662
Machinery – 1.3%
Alamo Group, Inc.	8,221	1,592,901

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Machinery (Continued)
Albany International Corp., Class A	16,470	$ 1,585,732
Caterpillar, Inc.	2,107	558,713
CSW Industrials, Inc.	4,756	858,696
Esab Corp.	61,320	4,212,684
Federal Signal Corp.	26,125	1,595,976
Graco, Inc.	1,672	132,640
Helios Technologies, Inc.	27,924	1,764,797
IDEX Corp.	915	206,616
Kadant, Inc.	15,903	3,543,984
Middleby (The) Corp.*	665	100,980
Regal Rexnord Corp.	27,112	4,234,352
Snap-on, Inc.	697	189,891
Stanley Black & Decker, Inc.(b)	760	75,445
Xylem, Inc.	1,215	136,991
		20,790,398
Medical Equipment & Devices – 4.4%
Abbott Laboratories	47,774	5,318,679
Alcon, Inc. (Switzerland)(b)	80,314	6,820,265
Align Technology, Inc.*	98	37,033
Avanos Medical, Inc.*	48,863	1,195,678
Baxter International, Inc.	1,803	81,550
Boston Scientific Corp.*	130,074	6,744,337
CONMED Corp.	13,198	1,597,618
Danaher Corp.	8,983	2,291,204
Dexcom, Inc.*	56,000	6,975,360
Enovis Corp.*	56,632	3,618,785
Intuitive Surgical, Inc.*	26,668	8,651,099
Medtronic PLC	50,961	4,472,337
Merit Medical Systems, Inc.*	11,368	848,848
Neogen Corp.*	75,758	1,756,828
QuidelOrtho Corp.*	700	61,152
Silk Road Medical, Inc.*	31,026	708,634
Stryker Corp.	19,900	5,639,859
Thermo Fisher Scientific, Inc.	23,264	12,764,026
Waters Corp.*	389	107,446
		69,690,738
Metals & Mining – 0.4%
Encore Wire Corp.	8,158	1,392,489
Freeport-McMoRan, Inc.	119,858	5,351,660
		6,744,149
Oil & Gas Producers – 4.0%
Antero Midstream Corp.	88,535	1,057,108
Cheniere Energy, Inc.	33,045	5,348,664
ConocoPhillips	83,828	9,868,232
Coterra Energy, Inc.	126,308	3,478,522
	Number of Shares	Value
Oil & Gas Producers (Continued)
Diamondback Energy, Inc.	627	$ 92,370
Enbridge, Inc. (Canada)	154,680	5,686,791
Enerplus Corp. (Canada)(b)	104,156	1,741,488
EOG Resources, Inc.	29,980	3,973,249
Equitrans Midstream Corp.	210,260	2,180,396
Kinder Morgan, Inc.	276,217	4,891,803
Murphy USA, Inc.	495	151,980
Northern Oil and Gas, Inc.(b)	41,704	1,641,886
ONEOK, Inc.	49,472	3,316,603
Pembina Pipeline Corp. (Canada)	44,353	1,404,268
Pioneer Natural Resources Co.	25,976	5,862,004
Sitio Royalties Corp., Class A(b)	62,059	1,696,693
Targa Resources Corp.	23,889	1,958,659
TC Energy Corp. (Canada)	101,172	3,625,973
Texas Pacific Land Corp.	43	64,771
Williams (The) Cos., Inc.	133,215	4,589,257
		62,630,717
Oil, Gas Services & Equipment – 0.1%
Weatherford International PLC*	10,752	893,491
Publishing & Broadcasting – 0.1%
Liberty Media Corp.-Liberty Formula One, Class C*	26,079	1,893,335
Nexstar Media Group, Inc.	573	106,991
World Wrestling Entertainment, Inc., Class A(b)	766	80,430
		2,080,756
Real Estate Investment Trusts – 2.7%
Boston Properties, Inc.	1,421	94,681
Brixmor Property Group, Inc.	7,047	160,249
Corporate Office Properties Trust	66,967	1,741,142
CubeSmart	99,796	4,327,155
Douglas Emmett, Inc.	50,902	748,259
Easterly Government Properties, Inc.(b)	48,841	720,893
Equinix, Inc.	7,729	6,259,872
Extra Space Storage, Inc.	1,177	164,358
Four Corners Property Trust, Inc.	57,384	1,509,199
Kimco Realty Corp.	6,772	137,201
National Storage Affiliates Trust	66,553	2,248,826
NNN REIT, Inc.(b)	6,805	290,437

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Real Estate Investment Trusts (Continued)
Plymouth Industrial REIT, Inc.	67,000	$ 1,525,590
PotlatchDeltic Corp.	30,333	1,626,759
Prologis, Inc.	52,878	6,596,531
Public Storage	5,905	1,663,734
Rayonier, Inc.	55,518	1,838,756
Ryman Hospitality Properties, Inc.	25,055	2,387,491
SBA Communications Corp.	3,700	810,115
Simon Property Group, Inc.	1,157	144,162
Sunstone Hotel Investors, Inc.	81,164	827,061
UDR, Inc.	51,923	2,122,612
Urban Edge Properties	106,665	1,814,372
Weyerhaeuser Co.	54,308	1,849,730
		41,609,185
Real Estate Services – 0.1%
Jones Lang LaSalle, Inc.*	9,818	1,635,188
Renewable Energy – 0.0%(a)
Enphase Energy, Inc.*	175	26,570
SolarEdge Technologies, Inc.(b)*	96	23,180
		49,750
Retail - Consumer Staples – 0.6%
Dollar General Corp.	2,615	441,569
Five Below, Inc.*	13,431	2,798,215
Kroger (The) Co.	4,668	227,051
Ollie's Bargain Outlet Holdings, Inc.*	26,242	1,912,517
Target Corp.	34,324	4,684,196
		10,063,548
Retail - Discretionary – 1.3%
Academy Sports & Outdoors, Inc.	29,016	1,734,867
Advance Auto Parts, Inc.	725	53,933
AutoNation, Inc.*	508	81,778
AutoZone, Inc.*	288	714,735
Avis Budget Group, Inc.*	240	52,870
Bath & Body Works, Inc.	944	34,985
Best Buy Co., Inc.	1,126	93,514
Builders FirstSource, Inc.*	543	78,425
CarMax, Inc.*	13,189	1,089,543
Dick's Sporting Goods, Inc.	425	59,925
Floor & Decor Holdings, Inc., Class A*	17,481	2,007,693
Freshpet, Inc.(b)*	17,737	1,304,379
Home Depot (The), Inc.	1,458	486,739
Lithia Motors, Inc.	236	73,285
	Number of Shares	Value
Retail - Discretionary (Continued)
Lowe's Cos., Inc.	35,061	$ 8,213,740
Lululemon Athletica, Inc.*	504	190,779
Mister Car Wash, Inc.(b)*	129,342	1,284,366
Monro, Inc.	40,702	1,491,728
O'Reilly Automotive, Inc.*	869	804,512
Tractor Suppy Co.	712	159,481
Ulta Beauty, Inc.*	483	214,838
Williams-Sonoma, Inc.	537	74,450
		20,300,565
Semiconductors – 4.6%
Advanced Micro Devices, Inc.*	1,431	163,706
Analog Devices, Inc.	24,353	4,859,154
Applied Materials, Inc.	1,535	232,691
ASML Holding N.V. (Netherlands)(c)	10,320	7,393,351
Intel Corp.	107,985	3,862,623
KLA Corp.	11,641	5,982,892
Lam Research Corp.	283	203,333
Micron Technology, Inc.	2,943	210,101
Monolithic Power Systems, Inc.	3,684	2,061,161
Nova Ltd. (Israel)(b)*	15,083	1,869,387
NVIDIA Corp.	64,350	30,070,112
NXP Semiconductors N.V. (China)	26,087	5,816,879
QUALCOMM, Inc.	2,052	271,213
Skyworks Solutions, Inc.	694	79,373
Teradyne, Inc.(b)	770	86,964
Texas Instruments, Inc.	50,453	9,081,540
		72,244,480
Software – 8.3%
Adobe, Inc.*	17,506	9,561,252
Akamai Technologies, Inc.*	1,471	139,009
Atlassian Corp., Class A*	24,580	4,472,085
Avid Technology, Inc.*	32,253	768,912
Black Knight, Inc.*	2,935	206,389
Check Point Software Technologies Ltd. (Israel)*	28,905	3,821,530
Clearwater Analytics Holdings, Inc., Class A*	136,045	2,344,055
CyberArk Software Ltd.*	14,586	2,421,422
Five9, Inc.*	23,819	2,090,117
Guidewire Software, Inc.*	38,201	3,240,209
Intuit, Inc.	10,500	5,372,850
Microsoft Corp.	163,081	54,782,169
Palo Alto Networks, Inc.*	40,777	10,192,619
Paylocity Holding Corp.*	11,843	2,686,585
PowerSchool Holdings, Inc., Class A*	33,859	818,372

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Software (Continued)
Q2 Holdings, Inc.*	41,908	$ 1,486,477
Roper Technologies, Inc.	1,534	756,339
Salesforce, Inc.*	41,678	9,377,967
Splunk, Inc.*	47,057	5,097,685
SS&C Technologies Holdings, Inc.	52,984	3,086,318
Unity Software, Inc.*	33,800	1,549,392
Workday, Inc., Class A*	25,560	6,061,043
Zoom Video Communications, Inc., Class A*	612	44,890
		130,377,686
Specialty Finance – 0.6%
American Express Co.	41,975	7,088,738
Credit Acceptance Corp.(b)*	90	50,094
Mr. Cooper Group, Inc.*	50,537	2,929,630
Synchrony Financial	2,215	76,506
		10,144,968
Steel – 0.0%(a)
Cleveland-Cliffs, Inc.*	2,417	42,660
Nucor Corp.	457	78,645
		121,305
Technology Hardware – 3.3%
Apple, Inc.	218,903	43,003,494
Arista Networks, Inc.*	1,902	294,981
Arrow Electronics, Inc.*	7,924	1,129,487
Ciena Corp.*	50,799	2,143,718
Cisco Systems, Inc.	13,641	709,878
F5, Inc.*	938	148,429
Fabrinet (Thailand)*	13,461	1,664,318
Garmin Ltd.	1,645	174,189
Hewlett Packard Enterprise Co.	9,026	156,872
HP, Inc.	4,034	132,436
Juniper Networks, Inc.	5,926	164,743
NetApp, Inc.	2,075	161,871
Seagate Technology Holdings PLC	1,099	69,787
TD SYNNEX Corp.	1,502	148,262
Viavi Solutions, Inc.*	132,453	1,439,764
		51,542,229
Technology Services – 3.9%
Accenture PLC, Class A	24,303	7,688,254
Amdocs Ltd.	3,187	298,431
Automatic Data Processing, Inc.	2,674	661,173
Booz Allen Hamilton Holding Corp.	2,316	280,421
CDW Corp.	630	117,854
	Number of Shares	Value
Technology Services (Continued)
Cognizant Technology Solutions Corp., Class A	11,938	$ 788,266
Equifax, Inc.	17,630	3,597,930
Euronet Worldwide, Inc.*	14,511	1,275,082
FactSet Research Systems, Inc.	390	169,666
Fidelity National Information Services, Inc.	27,144	1,638,955
FleetCor Technologies, Inc.*	403	100,311
Globant S.A.(b)*	15,463	2,701,850
International Business Machines Corp.	7,864	1,133,832
Jack Henry & Associates, Inc.	639	107,077
MarketAxess Holdings, Inc.	191	51,421
Moody's Corp.	947	334,054
Open Lending Corp.*	103,398	1,167,363
Paychex, Inc.	1,451	182,057
PayPal Holdings, Inc.*	83,799	6,353,640
S&P Global, Inc.	25,328	9,992,149
Shift4 Payments, Inc., Class A(b)*	23,194	1,600,154
Verisk Analytics, Inc.	706	161,632
Visa, Inc., Class A(b)	84,667	20,127,886
		60,529,458
Telecommunications – 0.7%
AT&T, Inc.	29,085	422,314
T-Mobile U.S., Inc.*	24,637	3,394,240
Verizon Communications, Inc.	229,100	7,807,728
		11,624,282
Tobacco & Cannabis – 0.1%
Altria Group, Inc.	23,196	1,053,562
Transportation & Logistics – 1.9%
Alaska Air Group, Inc.*	32,543	1,582,566
Allegiant Travel Co.*	17,515	2,166,605
ArcBest Corp.	6,328	736,073
C.H. Robinson Worldwide, Inc.	1,059	106,091
Canadian National Railway Co. (Canada)	17,798	2,157,652
CSX Corp.	16,182	539,184
Expeditors International of Washington, Inc.	935	119,025
FedEx Corp.	1,537	414,913
JB Hunt Transport Services, Inc.	586	119,509
Kirby Corp.*	17,422	1,419,545

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Transportation & Logistics (Continued)
Knight-Swift Transportation Holdings, Inc.	1,530	$ 92,948
Landstar System, Inc.	895	182,213
Norfolk Southern Corp.	2,372	554,075
Saia, Inc.*	5,994	2,536,301
Union Pacific Corp.	43,409	10,071,756
United Parcel Service, Inc., Class B	36,992	6,922,313
		29,720,769
Transportation Equipment – 0.2%
Cummins, Inc.	811	211,509
PACCAR, Inc.	33,392	2,876,053
		3,087,562
Wholesale - Consumer Staples – 0.2%
Archer-Daniels-Midland Co.	37,062	3,148,788
Wholesale - Discretionary – 0.2%
Pool Corp.	8,146	3,134,092
Total Common Stocks (Cost $1,108,926,595)		1,351,986,344

Master Limited Partnerships – 0.9%
Oil & Gas Producers – 0.9%
Energy Transfer L.P.	250,633	3,330,912
Enterprise Products Partners L.P.	196,313	5,204,258
Magellan Midstream Partners L.P.	30,097	1,994,528
MPLX L.P.	49,876	1,771,097
Plains All American Pipeline L.P.	133,934	1,992,938
Total Master Limited Partnerships (Cost $12,269,006)		14,293,733

Investment Companies – 9.3%
Invesco KBW Bank ETF(b)	496,082	22,725,516
Materials Select Sector SPDR® Fund ETF(b)	187,531	16,075,157
Vanguard Consumer Staples ETF(b)	146,112	29,047,066
Vanguard Health Care ETF	312,268	77,236,367
Total Investment Companies (Cost $134,261,557)		145,084,106
	Par (d)/Number of Shares	Value
Short-Term Investments – 5.0%
Money Market Funds – 4.6%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 5.33%(e)(f)	23,227,579	$ 23,227,579
Northern Institutional Funds - Treasury Portfolio (Premier), 5.12%(e)	49,240,417	49,240,417
		72,467,996
U.S. Government Agencies – 0.4%(g)
Fannie Mae Discount Notes, 0.00%, 8/1/23(h)	$ 5,795,000	5,795,000
Total Short-Term Investments (Cost $78,262,996)		78,262,996
Total Investments – 101.4% (Cost $1,333,720,154)		1,589,627,179
Liabilities less Other Assets – (1.4)%		(21,296,209)
NET ASSETS – 100.0%		$1,568,330,970

Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.
(a)	Amount rounds to less than 0.05%.
(b)	Security either partially or fully on loan. As of July 31, 2023, the total value of securities on loan is $55,910,996.

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
(c)	Security sold outside United States without registration under the Securities Act of 1933.
(d)	Par value is in USD unless otherwise indicated.
(e)	7-day current yield as of July 31, 2023 is disclosed.
(f)	Security purchased with the cash proceeds from securities loaned. As of July 31, 2023, total cash collateral has a value of $23,227,579 and total non-cash collateral has a value of $33,791,131.
(g)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(h)	Zero coupon bond.
*	Non-Income Producing Security

Abbreviations:

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
Fannie Mae	Federal National Mortgage Association
L.P.	Limited Partnership
PLC	Public Limited Company
REIT	Real Estate Investment Trust
S&P	Standards & Poor's
SPDR	Standard & Poor's Depositary Receipt
Valuation Hierarchy
The following is a summary of the inputs used, as of July 31, 2023, in valuing the Fund's investments carried at fair value:
Morningstar U.S. Equity Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Common Stocks	$1,337,143,896	$14,842,448	$—	$1,351,986,344
Master Limited Partnerships	14,293,733	—	—	14,293,733
Investment Companies	145,084,106	—	—	145,084,106
Short-Term Investments	72,467,996	5,795,000	—	78,262,996
Total Investments	$1,568,989,731	$20,637,448	$—	$1,589,627,179

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments
Morningstar International Equity Fund
	Number of Shares	Value
Common Stocks – 94.6%
Advertising & Marketing – 0.9%
Dentsu Group, Inc. (Japan)	14,394	$ 481,643
Publicis Groupe S.A. (France)	36,978	2,981,367
WPP PLC (United Kingdom)	335,846	3,667,017
		7,130,027
Aerospace & Defense – 0.1%
BAE Systems PLC (United Kingdom)	72,270	864,281
Apparel & Textile Products – 1.6%
adidas A.G. (Germany)	17,267	3,485,948
Cie Financiere Richemont S.A., Class A (Switzerland)(a)	1,724	277,621
Kering S.A. (France)	13,045	7,489,984
Swatch Group (The) A.G. (Bearer) (Switzerland)	6,563	2,100,427
Titan Co. Ltd. (India)	399	14,581
		13,368,561
Asset Management – 1.6%
EXOR N.V. (Netherlands)	43,851	4,097,680
HDFC Asset Management Co. Ltd. (India)(b)	12,367	381,212
Reliance Strategic Investments Ltd. (India)(c)*	42,276	134,591
Sanlam Ltd. (South Africa)	284,128	1,044,921
Schroders PLC (United Kingdom)	800,124	4,720,569
St. James's Place PLC (United Kingdom)	31,615	381,629
XP, Inc., Class A (Brazil)*	78,999	2,133,763
		12,894,365
Automotive – 4.9%
Bajaj Auto Ltd. (India)	9,496	570,015
Bayerische Motoren Werke A.G. (Germany)	40,155	4,896,900
Bridgestone Corp. (Japan)	45,300	1,879,742
Continental A.G. (Germany)	66,275	5,291,371
Denso Corp. (Japan)	14,100	981,748
Fuyao Glass Industry Group Co. Ltd., Class A (China)	252,100	1,338,186
Honda Motor Co. Ltd. (Japan)	89,000	2,837,445
Huayu Automotive Systems Co. Ltd., Class A (China)	322,000	890,293
Hyundai Mobis Co. Ltd. (South Korea)	4,525	826,792
	Number of Shares	Value
Automotive (Continued)
Kia Corp. (South Korea)	8,493	$ 551,190
Li Auto, Inc. ADR (China)*	26,604	1,138,651
Li Auto, Inc., Class A (China)*	2,500	53,668
Maruti Suzuki India Ltd. (India)	3,452	412,524
Mercedes-Benz Group A.G. (Germany)	84,190	6,723,660
Nissan Motor Co. Ltd. (Japan)	226,676	998,541
Stanley Electric Co. Ltd. (Japan)	46,800	864,831
Sumitomo Electric Industries Ltd. (Japan)	40,600	520,572
Toyota Motor Corp. (Japan)	344,800	5,797,385
Valeo (France)	148,636	3,359,793
		39,933,307
Banking – 10.4%
Al Rajhi Bank (Saudi Arabia)	12,090	240,320
Axis Bank Ltd. (India)	260,269	3,021,591
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	522,665	4,142,840
Banco do Brasil S.A. (Brazil)	174,800	1,782,840
Banco Santander Chile ADR (Chile)(d)	25,095	529,504
Bank Central Asia Tbk PT (Indonesia)	1,752,200	1,061,188
Bank Mandiri Persero Tbk PT (Indonesia)	4,082,300	1,551,868
Barclays PLC (United Kingdom)	290,611	576,663
BDO Unibank, Inc. (Philippines)	250,374	662,127
BNP Paribas S.A. (France)	112,298	7,405,810
Capitec Bank Holdings Ltd. (South Africa)	5,840	585,644
China Construction Bank Corp., Class H (China)	3,613,000	2,105,868
China Merchants Bank Co. Ltd., Class H (China)	231,113	1,149,263
Commercial International Bank Egypt S.A.E. GDR (Egypt)(a)	435,761	524,656
Credicorp Ltd. (Peru)	17,443	2,739,423
DBS Group Holdings Ltd. (Singapore)	240,952	6,215,849
First Abu Dhabi Bank PJSC (United Arab Emirates)	109,386	435,950
Grupo Financiero Banorte S.A.B. de C.V., Class O (Mexico)	145,432	1,379,020

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Banking (Continued)
HDFC Bank Ltd. (India)	38,976	$ 782,486
HDFC Bank Ltd. ADR (India)	39,673	2,708,872
HSBC Holdings PLC (United Kingdom)	364,295	3,025,987
ICICI Bank Ltd. ADR (India)	107,698	2,646,140
Intesa Sanpaolo S.p.A. (Italy)	2,224,939	6,433,783
Kasikornbank PCL (Thailand)(a)	191,100	704,153
KB Financial Group, Inc. (South Korea)	31,529	1,262,781
Kotak Mahindra Bank Ltd. (India)	65,700	1,484,762
Lloyds Banking Group PLC (United Kingdom)	14,899,382	8,608,100
Mitsubishi UFJ Financial Group, Inc. (Japan)	196,700	1,583,878
Mizuho Financial Group, Inc. (Japan)	30,700	520,837
NatWest Group PLC (United Kingdom)	146,191	458,900
Nedbank Group Ltd. (South Africa)	104,573	1,374,133
OTP Bank Nyrt. (Hungary)	71,525	2,601,088
Qatar National Bank QPSC (Qatar)	147,439	687,831
Resona Holdings, Inc. (Japan)	102,800	559,652
Saudi Awwal Bank (Saudi Arabia)	3,912	39,683
Saudi National Bank (The) (Saudi Arabia)	108,484	1,114,761
Sberbank of Russia PJSC (Russia)(c)	405,212	—
Shinhan Financial Group Co. Ltd. (South Korea)	37,021	1,018,940
Skandinaviska Enskilda Banken AB, Class A (Sweden)	420,246	5,094,322
Standard Bank Group Ltd. (South Africa)	92,251	985,249
Standard Chartered PLC (United Kingdom)	62,271	598,148
Sumitomo Mitsui Financial Group, Inc. (Japan)	56,100	2,628,380
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	39,900	1,552,178
		84,585,468
Beverages – 2.4%
Ambev S.A. ADR (Brazil)*	829,706	2,588,683
Anheuser-Busch InBev S.A./N.V. (Belgium)	64,500	3,689,765
	Number of Shares	Value
Beverages (Continued)
Asahi Group Holdings Ltd. (Japan)	13,200	$ 518,883
Becle S.A.B. de C.V. (Mexico)	96,200	251,803
Budweiser Brewing Co. APAC Ltd. (China)(b)	468,900	1,143,702
Diageo PLC (United Kingdom)	51,859	2,263,246
Fomento Economico Mexicano S.A.B. de C.V. ADR (Mexico)	45,995	5,208,934
Kirin Holdings Co. Ltd. (Japan)	93,000	1,373,651
Kweichow Moutai Co. Ltd., Class A (China)	1,700	448,671
Nongfu Spring Co. Ltd., Class H (China)(b)	76,600	446,611
Tingyi Cayman Islands Holding Corp. (China)	756,000	1,167,484
		19,101,433
Biotechnology & Pharmaceuticals – 5.2%
Astellas Pharma, Inc. (Japan)	61,400	897,812
AstraZeneca PLC (United Kingdom)	29,101	4,181,124
Bayer A.G. (Germany)(a)	110,160	6,442,536
China Medical System Holdings Ltd. (China)	398,000	670,214
Chugai Pharmaceutical Co. Ltd. (Japan)	251,500	7,484,953
CSPC Pharmaceutical Group Ltd. (China)	1,340,005	1,119,273
Daiichi Sankyo Co. Ltd. (Japan)	28,500	877,789
Genmab A/S (Denmark)*	8,761	3,611,282
GSK PLC	84,608	1,506,122
Hypera S.A. (Brazil)*	49,300	450,073
Novartis A.G. (Switzerland)(a)	29,300	3,067,629
Ono Pharmaceutical Co. Ltd. (Japan)	22,500	412,320
Roche Holding A.G. (Genusschein)	22,949	7,115,371
Shionogi & Co. Ltd. (Japan)	52,200	2,187,601
Takeda Pharmaceutical Co. Ltd. (Japan)	60,400	1,846,721
		41,870,820
Cable & Satellite – 0.3%
Liberty Global PLC, Class A (United Kingdom)*	121,700	2,259,969
Chemicals – 2.6%
Air Liquide S.A. (France)	14,030	2,522,509

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Chemicals (Continued)
Akzo Nobel N.V. (Netherlands)	20,700	$ 1,770,843
Asian Paints Ltd. (India)	15,147	622,209
Brenntag S.E. (Germany)	29,700	2,304,263
LG Chem Ltd. (South Korea)	2,335	1,187,829
Linde PLC	8,115	3,170,287
Nitto Denko Corp. (Japan)	12,700	903,110
Novozymes A/S, Class B (Denmark)	31,342	1,571,905
Saudi Basic Industries Corp. (Saudi Arabia)	33,688	769,921
Shin-Etsu Chemical Co. Ltd. (Japan)	64,200	2,115,060
Symrise A.G. (Germany)	25,245	2,757,557
Toray Industries, Inc. (Japan)	91,000	509,547
UPL Ltd. (India)	140,873	1,071,135
		21,276,175
Commercial Support Services – 1.7%
Bidvest Group (The) Ltd. (South Africa)	47,067	730,333
Compass Group PLC (United Kingdom)	88,461	2,301,548
Edenred (France)	31,200	2,026,451
Eurofins Scientific S.E. (France)	38,400	2,641,021
Pony Testing International Group Co. Ltd., Class A (China)	109,402	319,006
Recruit Holdings Co. Ltd. (Japan)	130,300	4,513,029
Rentokil Initial PLC (United Kingdom)	52,522	428,273
Secom Co. Ltd. (Japan)	13,800	926,048
		13,885,709
Construction Materials – 0.6%
Anhui Conch Cement Co. Ltd., Class H (China)	254,000	766,799
Holcim Ltd.*	50,515	3,520,741
Siam Cement (The) PCL (Thailand)(a)	32,700	310,485
		4,598,025
Containers & Packaging – 0.0%(e)
Klabin S.A. (Brazil)	88,400	429,592
Diversified Industrials – 1.1%
Alfa Laval AB (Sweden)	100,762	3,771,877
Hitachi Ltd. (Japan)	18,900	1,237,279
Siemens A.G. (Germany)(a)	21,557	3,674,223
		8,683,379
	Number of Shares	Value
E-Commerce Discretionary – 2.4%
Alibaba Group Holding Ltd. (China)*	861,556	$11,010,157
Alibaba Group Holding Ltd. ADR (China)(d)*	17,000	1,736,720
JD.com, Inc., Class A (China)	122,633	2,538,943
MercadoLibre, Inc. (Brazil)*	525	649,976
PDD Holdings, Inc. (China)*	19,353	1,738,286
Sea Ltd. ADR (Singapore)*	6,501	432,447
Vipshop Holdings Ltd. ADR (China)*	57,290	1,078,771
		19,185,300
Electric Utilities – 0.3%
Chubu Electric Power Co., Inc. (Japan)	39,581	495,863
Engie Brasil Energia S.A. (Brazil)	75,800	706,424
National Grid PLC (United Kingdom)	64,599	856,249
SSE PLC (United Kingdom)	17,453	377,389
		2,435,925
Electrical Equipment – 2.0%
Assa Abloy AB, Class B (Sweden)	92,148	2,215,504
Daikin Industries Ltd. (Japan)	6,900	1,395,171
Mitsubishi Electric Corp. (Japan)	132,500	1,912,125
Schindler Holding A.G. (Switzerland)	6,700	1,626,873
Schneider Electric S.E.	36,615	6,531,095
Shenzhen Inovance Technology Co. Ltd., Class A (China)	67,500	671,442
Toshiba Corp. (Japan)	28,330	914,669
Voltas Ltd. (India)	85,107	807,921
		16,074,800
Engineering & Construction – 0.1%
Indus Towers Ltd. (India)*	466,353	976,658
Entertainment Content – 0.3%
NetEase, Inc. (China)	64,200	1,398,298
Nexon Co. Ltd. (Japan)	22,300	425,471
Square Enix Holdings Co. Ltd. (Japan)	10,500	486,352
		2,310,121
Food – 1.1%
Chacha Food Co. Ltd., Class A (China)	111,500	640,543
Danone S.A. (France)	45,600	2,784,644

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Food (Continued)
Gruma S.A.B. de C.V., Class B (Mexico)	26,555	$ 474,327
MEIJI Holdings Co. Ltd. (Japan)	50,300	1,162,127
Nestle S.A. ADR	22,567	2,773,484
Universal Robina Corp. (Philippines)	156,880	350,834
Want Want China Holdings Ltd. (China)	264,000	184,106
Yamazaki Baking Co. Ltd. (Japan)	33,600	483,550
		8,853,615
Gas & Water Utilities – 0.5%
ENN Energy Holdings Ltd. (China)	197,700	2,403,004
ENN Natural Gas Co. Ltd., Class A (China)	243,200	626,067
Osaka Gas Co. Ltd. (Japan)	31,100	489,354
Severn Trent PLC (United Kingdom)	8,494	278,382
		3,796,807
Health Care Facilities & Services – 2.3%
Alfresa Holdings Corp. (Japan)	30,800	491,190
Bumrungrad Hospital PCL (Thailand)(a)	45,200	284,713
Fresenius Medical Care A.G. & Co. KGaA (Germany)	92,200	4,788,360
Fresenius S.E. & Co. KGaA (Germany)	182,761	5,735,435
Life Healthcare Group Holdings Ltd. (South Africa)	535,175	623,342
Lonza Group A.G. (Switzerland)(a)	6,945	4,035,297
Nahdi Medical Co. (Saudi Arabia)	20,893	968,147
Sinopharm Group Co. Ltd., Class H (China)	455,923	1,435,789
		18,362,273
Home & Office Products – 0.7%
Coway Co. Ltd. (South Korea)	16,039	515,433
Gree Electric Appliances, Inc. of Zhuhai, Class A (China)	221,100	1,200,564
Haier Smart Home Co. Ltd., Class A (China)	807,300	2,795,775
Midea Group Co. Ltd., Class A (China)	142,400	1,183,511
		5,695,283
	Number of Shares	Value
Home Construction – 0.1%
Berkeley Group Holdings (The) PLC (United Kingdom)	8,867	$ 494,404
Sekisui House Ltd. (Japan)	24,869	507,370
		1,001,774
Household Products – 3.7%
Haleon PLC	1,295,312	5,591,117
Hengan International Group Co. Ltd. (China)	271,000	1,114,706
Henkel A.G. & Co. KGaA (Germany)	36,500	2,550,703
Hindustan Unilever Ltd. (India)	15,233	474,517
Kao Corp. (Japan)	44,200	1,679,229
Kimberly-Clark de Mexico S.A.B. de C.V., Series A (Mexico)	423,507	998,763
L'Oreal S.A. (France)	11,773	5,475,733
Reckitt Benckiser Group PLC (United Kingdom)	42,196	3,160,993
Shiseido Co. Ltd. (Japan)	45,900	2,012,442
Unicharm Corp. (Japan)	75,900	2,808,200
Unilever PLC (United Kingdom)	50,467	2,711,740
Unilever PLC (Euronext Amsterdam Exchange) (United Kingdom)	21,754	1,170,971
		29,749,114
Industrial Intermediate Products – 0.5%
SKF AB, Class B (Sweden)	208,600	3,974,339
Industrial Support Services – 0.4%
Ashtead Group PLC (United Kingdom)	41,534	3,072,845
Institutional Financial Services – 0.4%
B3 S.A. - Brasil Bolsa Balcao (Brazil)	433,081	1,366,443
Daiwa Securities Group, Inc. (Japan)	91,200	494,387
Japan Exchange Group, Inc. (Japan)	25,900	451,261
London Stock Exchange Group PLC (United Kingdom)	8,393	911,436
Moscow Exchange MICEX PJSC (Russia)(c)	83,130	—
		3,223,527
Insurance – 4.5%
AIA Group Ltd. (Hong Kong)	513,800	5,140,436
Allianz S.E. (Germany)(a)	44,068	10,532,223

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Insurance (Continued)
Aviva PLC (United Kingdom)	53,582	$ 266,955
BB Seguridade Participacoes S.A. (Brazil)	263,300	1,733,896
Dai-ichi Life Holdings, Inc. (Japan)	41,200	841,787
HDFC Life Insurance Co. Ltd. (India)(b)	106,396	837,151
Legal & General Group PLC (United Kingdom)	94,894	284,385
Manulife Financial Corp. (Canada)	260,900	5,215,428
MS&AD Insurance Group Holdings, Inc. (Japan)	25,900	963,307
Ping An Insurance Group Co. of China Ltd., Class H (China)	509,000	3,708,952
Prudential PLC (Hong Kong)	391,792	5,440,554
Sompo Holdings, Inc. (Japan)	10,300	455,371
Tokio Marine Holdings, Inc. (Japan)	40,200	924,399
		36,344,844
Internet Media & Services – 3.9%
Baidu, Inc., Class A (China)*	117,700	2,301,128
Meituan, Class B (China)(b)*	129,690	2,475,798
NAVER Corp. (South Korea)	34,111	6,077,467
Prosus N.V. (China)*	67,345	5,327,488
Tencent Holdings Ltd. (China)	254,800	11,710,902
Tencent Music Entertainment Group ADR (China)*	142,510	996,145
Trip.com Group Ltd. (China)*	29,800	1,217,116
Trip.com Group Ltd. ADR (China)*	35,958	1,475,716
Yandex N.V., Class A (Russia)(c)*	28,195	—
		31,581,760
Leisure Facilities & Services – 1.4%
Accor S.A. (France)	105,719	3,988,994
Entain PLC (United Kingdom)	20,529	365,652
InterContinental Hotels Group PLC (United Kingdom)	6,376	471,233
Jiumaojiu International Holdings Ltd. (China)(b)	285,000	562,461
Jollibee Foods Corp. (Philippines)	127,710	593,178
	Number of Shares	Value
Leisure Facilities & Services (Continued)
Las Vegas Sands Corp.*	15,706	$ 939,376
OPAP S.A. (Greece)	42,021	739,047
Restaurant Brands International, Inc. (Canada)	5,700	436,392
Yum China Holdings, Inc. (China)	4,600	283,269
Yum China Holdings, Inc. (London Exchange) (China)	55,192	3,367,816
		11,747,418
Leisure Products – 0.3%
Shimano, Inc. (Japan)	17,200	2,592,508
Machinery – 4.8%
Atlas Copco AB, Class A (Sweden)	311,164	4,420,360
CNH Industrial N.V. (United Kingdom)(d)	426,966	6,166,658
Daifuku Co. Ltd. (Japan)	98,300	2,102,357
Epiroc AB, Class A (Sweden)	153,141	3,057,558
FANUC Corp. (Japan)	91,400	2,796,149
Hongfa Technology Co. Ltd., Class A (China)	76,300	370,928
Keyence Corp. (Japan)	8,900	3,993,806
Komatsu Ltd. (Japan)	240,100	6,726,269
Nabtesco Corp. (Japan)	23,666	501,989
Sandvik AB (Sweden)	72,400	1,470,627
SMC Corp. (Japan)	2,500	1,306,407
Smiths Group PLC (United Kingdom)	74,744	1,630,141
Sumitomo Heavy Industries Ltd. (Japan)	21,164	520,927
WEG S.A. (Brazil)	68,636	579,569
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A (China)	892,200	3,482,188
		39,125,933
Medical Equipment & Devices – 1.4%
Alcon, Inc. (Switzerland)	45,227	3,840,677
FUJIFILM Holdings Corp. (Japan)	16,700	969,697
Hoya Corp. (Japan)	8,100	943,321
Olympus Corp. (Japan)	57,600	939,855
Smith & Nephew PLC (United Kingdom)	30,066	457,394
Sonova Holding A.G. (Switzerland)(a)	7,539	2,101,460
Sysmex Corp. (Japan)	31,700	2,146,569
		11,398,973

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Metals & Mining – 2.6%
Anglo American PLC (South Africa)	43,563	$ 1,339,640
BHP Group Ltd. ADR (Australia)(d)	69,882	4,378,107
Cameco Corp. (Canada)	7,295	256,472
China Shenhua Energy Co. Ltd., Class H (China)	167,500	502,063
Glencore PLC (Australia)	893,603	5,434,390
Grupo Mexico S.A.B. de C.V., Series B (Mexico)	219,249	1,140,566
Hindalco Industries Ltd. (India)	50,523	284,817
Rio Tinto PLC (Australia)	86,584	5,723,012
Sumitomo Metal Mining Co. Ltd. (Japan)	15,300	528,389
United Tractors Tbk PT (Indonesia)	324,600	593,005
Vale S.A. ADR (Brazil)	66,061	966,473
		21,146,934
Oil & Gas Producers – 5.4%
Bharat Petroleum Corp. Ltd. (India)	129,305	593,846
BP PLC (United Kingdom)	865,676	5,371,046
Canadian Natural Resources Ltd. (Canada)	24,765	1,506,014
Cenovus Energy, Inc. (Canada)	16,740	318,386
Chevron Corp.	4,563	746,781
China Petroleum & Chemical Corp., Class H (China)	755,092	422,879
Ecopetrol S.A. ADR (Colombia)(d)	13,677	160,294
ENEOS Holdings, Inc. (Japan)	144,000	522,452
Eni S.p.A. (Italy)	69,683	1,063,841
Equinor ASA (Norway)	24,527	750,244
Exxon Mobil Corp.	15,729	1,686,778
Galp Energia SGPS S.A. (Portugal)	165,286	2,196,588
Gazprom PJSC (Russia)(c)	421,794	—
Imperial Oil Ltd. (Canada)	3,318	178,752
Inpex Corp. (Japan)	99,500	1,284,766
LUKOIL PJSC (Russia)(c)	61,010	—
MOL Hungarian Oil & Gas PLC (Hungary)	67,222	530,698
Neste OYJ (Finland)	18,169	668,893
OMV A.G. (Austria)	3,808	171,566
Petroleo Brasileiro S.A. ADR (Brazil)	226,514	3,325,225
Petronet LNG Ltd. (India)	269,396	765,928
	Number of Shares	Value
Oil & Gas Producers (Continued)
PTT Exploration & Production PCL (Thailand)(a)	172,900	$ 807,879
Reliance Industries Ltd. (India)	46,365	1,439,308
Repsol S.A. (Spain)	26,924	411,060
Rosneft Oil Co. PJSC (Russia)(c)	210,931	—
Santos Ltd. (Australia)	39,404	212,033
Shell PLC (Netherlands)	434,621	13,172,397
Suncor Energy, Inc. (Canada)	32,366	1,012,718
TotalEnergies S.E. (France)	60,173	3,655,902
Vibra Energia S.A. (Brazil)*	198,800	718,476
Woodside Energy Group Ltd. (Australia)	17,254	444,725
		44,139,475
Publishing & Broadcasting – 0.3%
Focus Media Information Technology Co. Ltd., Class A (China)	111,600	116,490
Informa PLC (United Kingdom)	220,170	2,142,228
		2,258,718
Real Estate Owners & Developers – 0.5%
China Overseas Land & Investment Ltd. (China)	617,500	1,464,814
China Vanke Co. Ltd., Class H (China)	465,595	659,912
Mitsubishi Estate Co. Ltd. (Japan)	115,100	1,410,630
Mitsui Fudosan Co. Ltd. (Japan)	23,300	478,697
Sumitomo Realty & Development Co. Ltd. (Japan)	17,800	477,030
		4,491,083
Real Estate Services – 0.1%
China Resources Mixc Lifestyle Services Ltd. (China)(b)(d)	35,200	170,358
KE Holdings, Inc. ADR (China)*	26,482	461,317
		631,675
Renewable Energy – 0.3%
LONGi Green Energy Technology Co. Ltd., Class A (China)	594,200	2,489,670
Retail - Consumer Staples – 1.5%
Alibaba Health Information Technology Ltd. (China)(d)*	1,132,000	812,796

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Retail - Consumer Staples (Continued)
Alimentation Couche-Tard, Inc. (Canada)	62,373	$ 3,157,791
Clicks Group Ltd. (South Africa)	53,887	845,258
CP ALL PCL (Thailand)(a)	248,100	460,766
Jeronimo Martins SGPS S.A. (Portugal)	20,490	557,856
Raia Drogasil S.A. (Brazil)	262,351	1,614,468
Seven & i Holdings Co. Ltd. (Japan)	22,800	945,860
SM Investments Corp. (Philippines)	13,040	216,670
Sumber Alfaria Trijaya Tbk PT (Indonesia)	1,745,500	312,546
Tesco PLC (United Kingdom)	229,653	760,628
Wal-Mart de Mexico S.A.B. de C.V. (Mexico)	339,384	1,413,678
Woolworths Holdings Ltd. (South Africa)	24,773	110,818
Yifeng Pharmacy Chain Co. Ltd., Class A (China)	200,056	1,064,728
		12,273,863
Retail - Discretionary – 1.2%
Associated British Foods PLC (United Kingdom)	15,741	414,256
Astra International Tbk PT (Indonesia)	1,530,500	695,527
Fast Retailing Co. Ltd. (Japan)	4,500	1,127,308
Kingfisher PLC (United Kingdom)	98,393	310,270
Li Ning Co. Ltd. (China)	177,000	1,079,069
Localiza Rent a Car S.A. (Brazil)*	149,083	2,117,664
Nitori Holdings Co. Ltd. (Japan)	17,300	2,118,430
Zhongsheng Group Holdings Ltd. (China)	513,500	1,804,160
		9,666,684
Semiconductors – 4.1%
ASE Technology Holding Co. Ltd. (Taiwan)	470,000	1,720,239
ASML Holding N.V. (Netherlands)	589	421,882
ASMPT Ltd. (Hong Kong)	89,700	874,943
Globalwafers Co. Ltd. (Taiwan)	45,000	737,471
Infineon Technologies A.G. (Germany)	172,888	7,595,919
MediaTek, Inc. (Taiwan)	89,000	1,958,438
	Number of Shares	Value
Semiconductors (Continued)
Novatek Microelectronics Corp. (Taiwan)	77,000	$ 1,041,312
SK Hynix, Inc. (South Korea)	19,502	1,888,672
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	558,945	10,093,208
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	51,474	5,103,647
Tokyo Electron Ltd. (Japan)	10,300	1,545,897
Vanguard International Semiconductor Corp. (Taiwan)	200,000	493,111
		33,474,739
Software – 1.7%
Dassault Systemes S.E. (France)	64,546	2,758,609
Glodon Co. Ltd., Class A (China)	61,300	277,463
Hundsun Technologies, Inc., Class A (China)	5,113	29,471
Open Text Corp. (Canada)	90,148	3,872,129
SAP S.E. (Germany)	25,600	3,492,138
SAP S.E. ADR (Germany)	24,028	3,276,218
ZWSOFT Co. Ltd. (Guangzhou), Class A (China)	19,350	393,468
		14,099,496
Specialty Finance – 0.2%
Chailease Holding Co. Ltd. (Taiwan)	104,000	688,625
ORIX Corp. (Japan)	36,500	702,133
		1,390,758
Steel – 0.5%
Mitsui & Co. Ltd. (Japan)	40,800	1,592,428
Ternium S.A. ADR (Mexico)	13,143	586,835
thyssenkrupp A.G. (Germany)	227,600	1,809,505
		3,988,768
Technology Hardware – 3.6%
Casio Computer Co. Ltd. (Japan)	53,100	453,722
Hon Hai Precision Industry Co. Ltd. (Taiwan)	192,000	664,384
Kyocera Corp. (Japan)	17,200	925,568
Lenovo Group Ltd. (China)	1,576,000	1,814,274
Murata Manufacturing Co. Ltd. (Japan)	32,200	1,912,735

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Technology Hardware (Continued)
Nidec Corp. (Japan)	17,900	$ 1,069,077
Nintendo Co. Ltd. (Japan)	53,600	2,424,583
Panasonic Holdings Corp. (Japan)	99,300	1,225,699
Samsung Electronics Co. Ltd. (South Korea)	96,974	5,309,585
Samsung Electronics Co. Ltd. GDR (South Korea)(a)	5,620	7,656,389
Silergy Corp. (China)	20,000	211,548
Sony Group Corp. (Japan)	35,600	3,334,518
TDK Corp. (Japan)	36,100	1,382,929
Wiwynn Corp. (Taiwan)	4,000	227,157
Xiamen Faratronic Co. Ltd., Class A (China)	11,300	213,293
Yageo Corp. (Taiwan)	6,000	87,962
		28,913,423
Technology Services – 3.1%
Adyen N.V. (Netherlands)(b)*	2,231	4,140,770
Amadeus IT Group S.A. (Spain)	45,900	3,292,688
Arabian Internet & Communications Services Co. (Saudi Arabia)	3,780	367,460
Capgemini S.E. (France)	22,700	4,113,662
Experian PLC	17,040	658,521
Fujitsu Ltd. (Japan)	22,300	2,887,623
Globant S.A.*	3,099	541,488
Infosys Ltd. (India)	84,700	1,401,880
Infosys Ltd. ADR (India)	45,198	752,999
RELX PLC (United Kingdom)	35,687	1,201,108
Sangfor Technologies, Inc., Class A (China)*	800	12,660
Tata Consultancy Services Ltd. (India)	20,157	839,720
Worldline S.A. (France)(b)*	133,700	5,299,787
		25,510,366
Telecommunications – 1.5%
America Movil S.A.B. de C.V. ADR (Mexico)	33,549	701,845
BT Group PLC (United Kingdom)	155,181	243,167
KDDI Corp. (Japan)	66,900	1,968,981
KT Corp. (South Korea)	37,438	866,971
Mobile TeleSystems PJSC ADR (Russia)(c)*	138,416	—
Nippon Telegraph & Telephone Corp. (Japan)	1,047,500	1,201,188
Softbank Corp. (Japan)	44,900	498,592
SoftBank Group Corp. (Japan)	44,900	2,283,724
	Number of Shares	Value
Telecommunications (Continued)
Telkom Indonesia Persero Tbk PT (Indonesia)	10,406,800	$ 2,563,985
Telkom Indonesia Persero Tbk PT ADR (Indonesia)(d)	28,694	703,864
Vodacom Group Ltd. (South Africa)	127,481	841,760
Vodafone Group PLC (United Kingdom)	697,882	663,868
		12,537,945
Tobacco & Cannabis – 0.4%
British American Tobacco PLC (United Kingdom)	53,879	1,811,850
Japan Tobacco, Inc. (Japan)	23,600	523,675
KT&G Corp. (South Korea)	8,702	563,088
		2,898,613
Transportation & Logistics – 1.4%
Canadian National Railway Co. (Canada)	20,063	2,432,238
CCR S.A. (Brazil)	413,260	1,159,706
DSV A/S (Denmark)	8,300	1,661,162
East Japan Railway Co. (Japan)	35,200	1,992,818
Ryanair Holdings PLC ADR (Ireland)*	37,891	3,884,964
		11,130,888
Transportation Equipment – 1.2%
Daimler Truck Holding A.G. (Germany)	131,639	4,940,453
Volvo AB, Class B (Sweden)	150,600	3,322,030
Weichai Power Co. Ltd., Class H (China)	798,000	1,182,195
		9,444,678
Wholesale - Consumer Staples – 0.5%
ITOCHU Corp. (Japan)	51,800	2,095,067
Mitsubishi Corp. (Japan)	32,300	1,652,677
		3,747,744
Wholesale - Discretionary – 0.0%(e)
Bunzl PLC (United Kingdom)	11,326	419,832
Total Common Stocks (Cost $715,028,841)		767,040,280

Preferred Stocks – 0.5%
Chemicals – 0.1%
Sociedad Quimica y Minera de Chile S.A. ADR, 4.19% (Chile)(d)(f)	10,564	778,461

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Technology Hardware – 0.4%
Samsung Electronics Co. Ltd., 2.52% (South Korea)(f)	81,100	$ 3,652,807
Total Preferred Stocks (Cost $4,996,694)		4,431,268

Investment Companies – 2.1%
iShares MSCI South Korea ETF(d)	255,880	17,289,812
Total Investment Companies (Cost $16,132,744)		17,289,812
	Number of Shares	Value
Short-Term Investments – 3.1%
Money Market Funds – 3.1%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 5.33%(g)(h)	6,607,892	$ 6,607,892
Northern Institutional Funds - Treasury Portfolio (Premier), 5.12%(g)	18,401,529	18,401,529
Total Short-Term Investments (Cost $25,009,421)		25,009,421
Total Investments – 100.3% (Cost $761,167,700)		813,770,781
Liabilities less Other Assets – (0.3)%		(2,542,204)
NET ASSETS – 100.0%		$811,228,577

Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.
(a)	Security sold outside United States without registration under the Securities Act of 1933.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Investment is valued using significant unobservable inputs (Level 3).
(d)	Security either partially or fully on loan. As of July 31, 2023, the total value of securities on loan is $11,972,445.
(e)	Amount rounds to less than 0.05%.
(f)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(g)	7-day current yield as of July 31, 2023 is disclosed.
(h)	Security purchased with the cash proceeds from securities loaned. As of July 31, 2023, total cash collateral has a value of $6,607,892 and total non-cash collateral has a value of $5,644,772.
*	Non-Income Producing Security

Abbreviations:

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
PCL	Public Company Limited
PJSC	Public Joint Stock Company
PLC	Public Limited Company
QPSC	Qualified Personal Service Corporation

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
Concentration by Currency (%)(a)
Euro	23.8
Japanese Yen	16.3
British Pound	12.3
U.S. Dollar	10.6
Hong Kong Dollar	7.9
All other currencies less than 5%	29.1
Total	100.0
(a) Percentages shown are based on Net Assets.
Country Diversification (%)(a)
Japan	16.3
China	12.0
Germany	9.9
United Kingdom	8.7
France	7.0
United States	6.4
All other countries less than 5%(b)	39.7
Total	100.0

(a) Percentages shown are based on Net Assets.
(b) Includes Other.

Valuation Hierarchy
The following is a summary of the inputs used, as of July 31, 2023, in valuing the Fund's investments carried at fair value:
Morningstar International Equity Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Common Stocks	$115,584,524	$651,321,165	$134,591*	$767,040,280
Preferred Stocks	778,461	3,652,807	—	4,431,268
Investment Companies	17,289,812	—	—	17,289,812
Short-Term Investments	25,009,421	—	—	25,009,421
Total Investments	$158,662,218	$654,973,972	$134,591	$813,770,781

*Includes securities determined to have no value as of July 31, 2023.

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments
Morningstar Global Income Fund
	Par (a)	Value
Asset-Backed Securities – 5.3%
Other – 5.1%
AB BSL CLO 4 Ltd., Series 2023-4A, Class A, (3M CME Term SOFR + 2.00%, 2.00% Floor), 6.96%, 4/20/36(b)(c)	$100,000	$100,717
AGL CLO Ltd., Series 2021-12A, Class D, (3M CME Term SOFR + 3.11%, 2.85% Floor), 8.44%, 7/20/34(b)(c)	250,000	240,049
Aimco CLO 12 Ltd., Series 2020-12A, Class DR, (3M CME Term SOFR + 2.90%, 2.90% Floor), 8.21%, 1/17/32(b)(c)	250,000	246,797
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-R3, Class M4, (1M CME Term SOFR + 1.04%, 0.93% Floor), 6.34%, 5/25/35(c)	125,390	122,855
Apex Credit CLO Ltd., Series 2022-1A, Class D, (3M CME Term SOFR + 4.40%, 4.40% Floor), 9.75%, 4/22/33(b)(c)	130,000	124,238
Bain Capital Credit CLO Ltd.,
Series 2022-2A, Class D1, (3M CME Term SOFR + 3.65%, 3.65% Floor), 9.00%, 4/22/35(b)(c)	250,000	236,218
Series 2023-1A, Class AN, (3M CME Term SOFR + 1.83%, 1.83% Floor), 6.57%, 4/16/36(b)(c)	230,000	230,151
Barings CLO Ltd.,
Series 2016-2A, Class ER2, (3M CME Term SOFR + 6.76%, 6.50% Floor), 12.09%, 1/20/32(b)(c)	390,000	371,586
Series 2018-3A, Class D, (3M CME Term SOFR + 3.16%), 8.49%, 7/20/29(b)(c)	260,000	256,503

BlueMountain CLO XXIX Ltd., Series 2020-29A, Class ER, (3M CME Term SOFR + 7.12%, 6.86% Floor), 12.47%, 7/25/34(b)(c)	250,000	230,094
	Par (a)	Value
Other (Continued)
Bristol Park CLO Ltd.,
Series 2016-1A, Class DR, (3M CME Term SOFR + 3.21%, 2.95% Floor), 8.52%, 4/15/29(b)(c)	$250,000	$232,648
Series 2016-1A, Class ER, (3M CME Term SOFR + 7.26%, 7.00% Floor), 12.57%, 4/15/29(b)(c)	350,000	316,661

Canyon CLO Ltd., Series 2020-1A, Class BR, (3M CME Term SOFR + 1.96%, 1.70% Floor), 7.27%, 7/15/34(b)(c)	250,000	247,021
CarVal CLO VII-C Ltd., Series 2023-1A, Class A1, (3M CME Term SOFR + 2.20%, 2.20% Floor), 7.53%, 1/20/35(b)(c)	240,000	241,292
Cook Park CLO Ltd., Series 2018-1A, Class D, (3M CME Term SOFR + 2.86%), 8.17%, 4/17/30(b)(c)	250,000	216,273
GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class C, 3.50%, 5/20/48(b)	482,573	316,089
Greenwood Park CLO Ltd., Series 2018-1A, Class E, (3M CME Term SOFR + 5.21%), 10.52%, 4/15/31(b)(c)	250,000	206,525
Hildene Community Funding CDO Ltd., Series 2015-1A, Class ARR, 2.60%, 11/01/35(b)	244,340	203,436
Jay Park CLO Ltd., Series 2016-1A, Class DR, (3M CME Term SOFR + 5.46%, 5.20% Floor), 10.79%, 10/20/27(b)(c)	590,000	553,873
JP Morgan Mortgage Acquisition Trust, Series 2007-CH4, Class M1, (1M CME Term SOFR + 0.34%, 0.23% Floor), 5.64%, 5/25/37(c)	270,000	256,025
KKR CLO 40 Ltd., Series 40A, Class D, (3M CME Term SOFR + 3.90%, 3.90% Floor), 9.23%, 10/20/34(b)(c)	300,000	275,121

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par (a)	Value
Other (Continued)

KREF Ltd., Series 2022-FL3, Class D, (1M CME Term SOFR + 2.80%, 2.80% Floor), 8.05%, 2/17/39(b)(c)	$150,000	$140,493
MF1 LLC, Series 2022-FL9, Class A, (1M CME Term SOFR + 2.15%, 2.15% Floor), 7.40%, 6/19/37(b)(c)	240,000	239,136
MF1 Ltd., Series 2020-FL4, Class A, (1M CME Term SOFR + 1.81%, 1.70% Floor), 7.04%, 11/15/35(b)(c)	129,932	129,029
Mill City Mortgage Loan Trust, Series 2018-2, Class M3, 3.75%, 5/25/58(b)(d)	209,684	183,068
Nassau Ltd., Series 2021-IA, Class D, (3M CME Term SOFR + 4.01%, 3.75% Floor), 9.32%, 8/26/34(b)(c)	250,000	232,422
National Collegiate Student Loan Trust, Series 2007-2, Class A4, (1M USD LIBOR + 0.29%), 5.70%, 1/25/33(c)	392,131	360,761
Neuberger Berman Loan Advisers CLO 33 Ltd., Series 2019-33A, Class DR, (3M CME Term SOFR + 3.16%, 2.90% Floor), 8.47%, 10/16/33(b)(c)	250,000	234,926
Oaktree CLO Ltd., Series 2022-1A, Class E, (3M CME Term SOFR + 7.76%, 7.76% Floor), 12.85%, 5/15/33(b)(c)	487,000	470,374
Ocean Trails CLO IX, Series 2020-9A, Class DR, (3M CME Term SOFR + 4.01%, 3.75% Floor), 9.32%, 10/15/34(b)(c)	280,000	262,652
Ocean Trails CLO X, Series 2020-10A, Class AR, (3M CME Term SOFR + 1.48%, 1.22% Floor), 6.79%, 10/15/34(b)(c)	250,000	246,265
Ocean Trails CLO XIV Ltd., Series 2023-14A, Class A1, (3M CME Term SOFR + 2.00%, 2.00% Floor), 7.33%, 1/20/35(b)(c)	220,000	220,519
	Par (a)	Value
Other (Continued)

Palmer Square Loan Funding Ltd., Series 2022-3A, Class C, (3M CME Term SOFR + 5.40%, 5.40% Floor), 10.71%, 4/15/31(b)(c)	$210,000	$209,350
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A, 3.97%, 6/15/44(b)	197,948	172,446
Stonepeak ABS, Series 2021-1A, Class A, 2.68%, 2/28/33(b)	286,396	254,783
Sycamore Tree CLO Ltd., Series 2023-2A, Class A, (3M CME Term SOFR + 2.33%, 2.33% Floor), 7.66%, 4/20/35(b)(c)	250,000	251,590
Symphony CLO 37 Ltd., Series 2022-37A, Class A1A, (3M CME Term SOFR + 2.30%, 2.30% Floor), 7.63%, 10/20/34(b)(c)	250,000	251,797
Symphony CLO XXV Ltd., Series 2021-25A, Class D, (3M CME Term SOFR + 3.86%, 3.60% Floor), 9.18%, 4/19/34(b)(c)	250,000	236,172
Towd Point Mortgage Trust,
Series 2015-5, Class B3, 4.01%, 5/25/55(b)(d)	220,000	190,099
Series 2017-5, Class B1, (1M CME Term SOFR + 1.91%), 4.98%, 2/25/57(b)(c)	250,000	244,236
Series 2019-HY2, Class B1, (1M CME Term SOFR + 2.36%, 2.25% Floor), 7.66%, 5/25/58(b)(c)	190,000	187,447

TSTAT Ltd., Series 2022-2A, Class C, (3M CME Term SOFR + 4.80%, 4.80% Floor), 10.13%, 1/20/31(b)(c)	250,000	253,663
VERDE CLO Ltd., Series 2019-1A, Class DR, (3M CME Term SOFR + 3.51%, 3.25% Floor), 8.82%, 4/15/32(b)(c)	250,000	237,051

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par (a)	Value
Other (Continued)

Voya CLO Ltd., Series 2020-3A, Class DR, (3M CME Term SOFR + 3.51%, 3.25% Floor), 8.84%, 10/20/34(b)(c)	$260,000	$ 242,152
Whitebox CLO IV Ltd., Series 2023-4A, Class A1, (3M CME Term SOFR + 2.15%, 2.15% Floor), 6.93%, 4/20/36(b)(c)	260,000	260,910
		10,935,513
Student Loan – 0.2%
SMB Private Education Loan Trust, Series 2021-A, Class D1, 3.86%, 1/15/53(b)	348,704	316,903
Total Asset-Backed Securities (Cost $11,566,140)		11,252,416

	Number of Shares
Common Stocks – 43.9%
Advertising & Marketing – 0.0%(e)
WPP PLC (United Kingdom)	4,171	45,542
Aerospace & Defense – 0.5%
BAE Systems PLC (United Kingdom)	86,623	1,035,930
Asset Management – 1.5%
BlackRock, Inc.	429	316,967
Blackstone, Inc.	2,169	227,290
Macquarie Korea Infrastructure Fund (South Korea)	240,573	2,289,368
St. James's Place PLC (United Kingdom)	2,934	35,417
T. Rowe Price Group, Inc.	2,863	352,893
		3,221,935
Automotive – 1.4%
Mercedes-Benz Group A.G. (Germany)	38,238	3,053,799
Banking – 2.7%
Barclays PLC (United Kingdom)	29,517	58,571
BNP Paribas S.A. (France)	26,612	1,755,004
HSBC Holdings PLC (United Kingdom)	36,782	305,527
JPMorgan Chase & Co.	17,290	2,731,128
Lloyds Banking Group PLC (United Kingdom)	164,204	94,869
	Number of Shares	Value
Banking (Continued)
NatWest Group PLC (United Kingdom)	13,127	$ 41,206
PNC Financial Services Group (The), Inc.	1,854	253,794
Standard Chartered PLC (United Kingdom)	6,454	61,994
Truist Financial Corp.	3,253	108,065
U.S. Bancorp	8,653	343,351
		5,753,509
Beverages – 2.0%
Arca Continental S.A.B. de C.V. (Mexico)	274,672	2,755,906
Coca-Cola (The) Co.	12,334	763,845
Diageo PLC (United Kingdom)	4,905	214,065
PepsiCo, Inc.	2,805	525,825
		4,259,641
Biotechnology & Pharmaceuticals – 3.5%
AbbVie, Inc.	4,168	623,450
Amgen, Inc.	1,780	416,787
AstraZeneca PLC (United Kingdom)	2,937	421,977
Bristol-Myers Squibb Co.	6,314	392,668
Gilead Sciences, Inc.	5,148	391,969
GSK PLC	8,428	150,028
Johnson & Johnson	4,988	835,640
Merck & Co., Inc.	8,014	854,693
Novartis A.G. ADR (Switzerland)(f)	27,517	2,886,533
Pfizer, Inc.	13,086	471,881
		7,445,626
Cable & Satellite – 0.4%
Comcast Corp., Class A	19,713	892,210
Chemicals – 0.3%
Air Products and Chemicals, Inc.	1,873	571,883
Commercial Support Services – 0.1%
Compass Group PLC (United Kingdom)	3,388	88,148
Rentokil Initial PLC (United Kingdom)	6,052	49,349
		137,497
Construction Materials – 0.8%
Cie de Saint-Gobain (France)	12,547	848,571
Xinyi Glass Holdings Ltd. (China)(f)	543,745	904,844
		1,753,415

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Number of Shares	Value
Containers & Packaging – 0.8%
Amcor PLC	37,959	$ 389,459
Smurfit Kappa Group PLC (Ireland)	31,666	1,253,056
		1,642,515
Diversified Industrials – 1.4%
Emerson Electric Co.	4,632	423,133
Illinois Tool Works, Inc.	927	244,098
Siemens A.G. (Germany)(g)	14,111	2,405,110
		3,072,341
Electric Utilities – 0.9%
American Electric Power Co., Inc.	4,191	355,145
Dominion Energy, Inc.	5,974	319,908
Duke Energy Corp.	8,372	783,787
Edison International	5,637	405,638
National Grid PLC (United Kingdom)	6,497	86,117
SSE PLC (United Kingdom)	2,085	45,084
		1,995,679
Food – 0.2%
Mondelez International, Inc., Class A	5,765	427,359
Forestry, Paper & Wood Products – 0.5%
UPM-Kymmene OYJ (Finland)	31,078	1,028,921
Gas & Water Utilities – 0.1%
NiSource, Inc.	8,206	228,455
Severn Trent PLC (United Kingdom)	1,003	32,872
		261,327
Health Care Facilities & Services – 0.2%
CVS Health Corp.	4,111	307,051
Home Construction – 0.0%(e)
Berkeley Group Holdings (The) PLC (United Kingdom)	881	49,123
Household Products – 0.7%
Haleon PLC	13,662	58,971
Kimberly-Clark Corp.	2,501	322,879
Procter & Gamble (The) Co.	4,891	764,463
Reckitt Benckiser Group PLC (United Kingdom)	1,708	127,950
Unilever PLC (United Kingdom)	4,921	264,420
		1,538,683
	Number of Shares	Value
Industrial Support Services – 0.0%(e)
Ashtead Group PLC (United Kingdom)	532	$ 39,359
Institutional Financial Services – 1.8%
CME Group, Inc.	3,364	669,301
London Stock Exchange Group PLC (United Kingdom)	931	101,102
Morgan Stanley	30,614	2,803,018
Northern Trust Corp.	2,932	234,912
		3,808,333
Insurance – 1.1%
Aviva PLC (United Kingdom)	5,339	26,600
Legal & General Group PLC (United Kingdom)	11,144	33,397
Prudential PLC (Hong Kong)	5,414	75,181
Zurich Insurance Group A.G. (Switzerland)	4,710	2,277,278
		2,412,456
Leisure Facilities & Services – 2.1%
Entain PLC (United Kingdom)	2,232	39,755
InterContinental Hotels Group PLC (United Kingdom)	627	46,340
McDonald's Corp.	1,196	350,667
OPAP S.A. (Greece)	214,046	3,764,546
Starbucks Corp.	2,211	224,571
		4,425,879
Leisure Products – 0.1%
Hasbro, Inc.	3,461	223,442
Machinery – 0.0%(e)
Smiths Group PLC (United Kingdom)	1,564	34,110
Medical Equipment & Devices – 0.6%
Medtronic PLC	13,138	1,152,991
Smith & Nephew PLC (United Kingdom)	3,068	46,673
		1,199,664
Metals & Mining – 1.3%
Anglo American PLC (South Africa)	2,179	67,008
Glencore PLC (Australia)	218,111	1,326,428
Rio Tinto Ltd. (Australia)	15,499	1,227,286
Rio Tinto PLC (Australia)	2,549	168,483
		2,789,205

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Number of Shares	Value
Oil & Gas Producers – 2.8%
BP PLC (United Kingdom)	34,600	$ 214,674
Exxon Mobil Corp.	3,957	424,349
Gazprom PJSC (Russia)(h)	33,780	—
Kinder Morgan, Inc.	12,609	223,305
LUKOIL PJSC (Russia)(h)	1,232	—
ONEOK, Inc.	4,891	327,893
Petroleo Brasileiro S.A. (Brazil)	336,280	2,475,476
Rosneft Oil Co. PJSC (Russia)(h)	17,410	—
Shell PLC (Netherlands)	13,339	404,275
Williams (The) Cos., Inc.	9,479	326,551
Woodside Energy Group Ltd. (Australia)	60,270	1,553,471
		5,949,994
Publishing & Broadcasting – 0.0%(e)
Informa PLC (United Kingdom)	3,850	37,460
Real Estate Investment Trusts – 3.9%
Crown Castle, Inc.	3,891	421,356
Federal Realty Investment Trust	3,265	331,463
PowerGrid Infrastructure Investment Trust (India)(b)	1,457,000	2,098,643
Realty Income Corp.	3,512	214,127
Simon Property Group, Inc.	2,572	320,471
TF Administradora Industrial S. de R.L. de C.V. (Mexico)	1,572,073	3,196,721
VICI Properties, Inc.	56,760	1,786,805
		8,369,586
Retail - Consumer Staples – 0.0%(e)
Tesco PLC (United Kingdom)	23,463	77,711
Retail - Discretionary – 0.1%
Advance Auto Parts, Inc.	2,253	167,601
Associated British Foods PLC (United Kingdom)	2,216	58,319
Kingfisher PLC (United Kingdom)	10,194	32,145
		258,065
Semiconductors – 3.9%
Broadcom, Inc.	5,449	4,896,744
MediaTek, Inc. (Taiwan)	128,250	2,822,131
Texas Instruments, Inc.	3,427	616,860
		8,335,735
	Number of Shares	Value
Technology Hardware – 2.0%
NetApp, Inc.	2,709	$ 211,329
Unimicron Technology Corp. (Taiwan)	676,500	3,993,927
		4,205,256
Technology Services – 0.4%
Experian PLC	1,751	67,669
International Business Machines Corp.	3,829	552,065
RELX PLC (United Kingdom)	3,650	122,847
		742,581
Telecommunications – 3.2%
BCE, Inc. (Canada)(f)	33,883	1,464,423
BT Group PLC (United Kingdom)	20,635	32,335
Nippon Telegraph & Telephone Corp. (Japan)	2,264,000	2,596,171
Softbank Corp. (Japan)	189,785	2,107,469
Verizon Communications, Inc.	17,111	583,143
Vodafone Group PLC (United Kingdom)	74,156	70,542
		6,854,083
Tobacco & Cannabis – 1.6%
British American Tobacco PLC (United Kingdom)	5,262	176,951
British American Tobacco PLC ADR (United Kingdom)	74,605	2,512,696
Philip Morris International, Inc.	7,876	785,395
		3,475,042
Transportation & Logistics – 0.2%
United Parcel Service, Inc., Class B	2,365	442,563
Transportation Equipment – 0.8%
Volvo AB, Class B (Sweden)	81,479	1,797,315
Wholesale - Discretionary – 0.0%(e)
Bunzl PLC (United Kingdom)	1,153	42,739
Total Common Stocks (Cost $87,454,043)		94,014,564

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par (a)	Value
Convertible Bonds – 0.1%
Cable & Satellite – 0.1%
DISH Network Corp., 0.00%, 12/15/25(i)	$420,000	$ 255,961
Total Convertible Bonds (Cost $268,953)		255,961

Corporate Bonds – 14.2%
Aerospace & Defense – 0.6%
Boeing (The) Co.,
3.25%, 2/01/35	280,000	228,281
5.81%, 5/01/50	50,000	50,289
5.93%, 5/01/60	90,000	89,892
TransDigm, Inc.,
6.25%, 3/15/26(b)	160,000	159,139
6.75%, 8/15/28(b)(f)	280,000	280,836

Triumph Group, Inc., 9.00%, 3/15/28(b)	420,000	431,396
		1,239,833
Automotive – 0.9%
Clarios Global L.P./Clarios U.S. Finance Co., 8.50%, 5/15/27(b)	250,000	253,122
Ford Motor Co.,
3.25%, 2/12/32(f)	790,000	624,601
6.10%, 8/19/32(f)	730,000	706,256

PM General Purchaser LLC, 9.50%, 10/01/28(b)	280,000	274,400
		1,858,379
Biotechnology & Pharmaceuticals – 0.1%
Bausch Health Cos., Inc.,
5.50%, 11/01/25(b)	110,000	99,000
6.13%, 2/01/27(b)	90,000	59,090
5.00%, 1/30/28(b)	20,000	9,198
		167,288
Cable & Satellite – 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 5/01/32	370,000	301,684
Charter Communications Operating LLC/Charter Communications Operating Capital, 5.13%, 7/01/49	70,000	54,893
CSC Holdings LLC,
7.50%, 4/01/28(b)(f)	640,000	395,403
6.50%, 2/01/29(b)	200,000	169,823
5.75%, 1/15/30(b)	240,000	124,243

Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 8/15/27(b)(f)	310,000	279,844
	Par (a)	Value
Cable & Satellite (Continued)
DISH DBS Corp.,
5.88%, 11/15/24	$220,000	$ 200,848
5.75%, 12/01/28(b)	150,000	115,428

Time Warner Cable LLC, 6.75%, 6/15/39	90,000	86,739
		1,728,905
Commercial Support Services – 0.4%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.63%, 7/15/26(b)	160,000	152,787
CoreCivic, Inc., 8.25%, 4/15/26	430,000	433,258
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc., 5.00%, 2/01/26(b)(f)	160,000	150,088
RR Donnelley & Sons Co., 9.75%, 7/31/28(b)	80,000	80,400
TKC Holdings, Inc., 6.88%, 5/15/28(b)	80,000	70,425
ZipRecruiter, Inc., 5.00%, 1/15/30(b)(f)	60,000	51,150
		938,108
Construction Materials – 0.1%
Advanced Drainage Systems, Inc., 6.38%, 6/15/30(b)(f)	120,000	118,788
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/28(b)	160,000	152,514
		271,302
Consumer Services – 0.1%
Carriage Services, Inc., 4.25%, 5/15/29(b)	140,000	121,275
StoneMor, Inc., 8.50%, 5/15/29(b)	170,000	143,013
Upbound Group, Inc., 6.38%, 2/15/29(b)	40,000	36,700
		300,988
Containers & Packaging – 0.2%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.00%, 6/15/27(b)(f)	210,000	207,222
Pactiv LLC, 8.38%, 4/15/27	110,000	111,146
Sealed Air Corp./Sealed Air Corp. U.S., 6.13%, 2/01/28(b)	60,000	59,731
		378,099

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par (a)	Value
Electrical Equipment – 0.1%
Vertiv Group Corp., 4.13%, 11/15/28(b)	$270,000	$ 242,371
Engineering & Construction – 0.2%
TopBuild Corp., 3.63%, 3/15/29(b)	60,000	52,608
Tutor Perini Corp., 6.88%, 5/01/25(b)(f)	330,000	282,689
		335,297
Food – 0.2%
Darling Ingredients, Inc., 6.00%, 6/15/30(b)(f)	320,000	315,190
Health Care Facilities & Services – 0.6%
AdaptHealth LLC, 4.63%, 8/01/29(b)	220,000	180,343
Akumin Escrow, Inc., 7.50%, 8/01/28(b)	150,000	111,278
Akumin, Inc., 7.00%, 11/01/25(b)(f)	110,000	94,600
CHS/Community Health Systems, Inc.,
6.13%, 4/01/30(b)	400,000	252,129
4.75%, 2/15/31(b)(f)	160,000	121,213

LifePoint Health, Inc., 9.88%, 8/15/30(b)(j)	120,000	120,000
Option Care Health, Inc., 4.38%, 10/31/29(b)	230,000	203,064
Radiology Partners, Inc., 9.25%, 2/01/28(b)	180,000	69,300
US Renal Care, Inc., 10.63%, 6/28/28(b)	52,500	52,500
		1,204,427
Home & Office Products – 0.1%
Newell Brands, Inc.,
4.00%, 12/01/24	90,000	86,805
4.70%, 4/01/26	130,000	123,396
5.88%, 4/01/36	30,000	26,075
		236,276
Home Construction – 0.0%(e)
MDC Holdings, Inc., 6.00%, 1/15/43	50,000	44,743
Industrial Intermediate Products – 0.1%
Park-Ohio Industries, Inc., 6.63%, 4/15/27	340,000	298,821
Industrial Support Services – 0.5%
H&E Equipment Services, Inc., 3.88%, 12/15/28(b)(f)	150,000	131,802
PECF USS Intermediate Holding III Corp., 8.00%, 11/15/29(b)	140,000	77,350
	Par (a)	Value
Industrial Support Services (Continued)
United Rentals North America, Inc.,
5.50%, 5/15/27	$100,000	$ 98,322
6.00%, 12/15/29(b)	850,000	849,004
		1,156,478
Institutional Financial Services – 0.3%
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29(b)(f)	180,000	157,927
LPL Holdings, Inc., 4.00%, 3/15/29(b)	170,000	152,383
StoneX Group, Inc., 8.63%, 6/15/25(b)	250,000	251,875
		562,185
Insurance – 0.3%
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc., 7.63%, 10/15/25(b)	400,000	374,000
NMI Holdings, Inc., 7.38%, 6/01/25(b)	150,000	151,474
		525,474
Internet Media & Services – 0.1%
Match Group Holdings II LLC, 5.00%, 12/15/27(b)	60,000	56,853
Ziff Davis, Inc., 4.63%, 10/15/30(b)(f)	210,000	184,014
		240,867
Leisure Facilities & Services – 1.4%
AMC Entertainment Holdings, Inc., 7.50%, 2/15/29(b)(f)	110,000	75,350
Boyne USA, Inc., 4.75%, 5/15/29(b)(f)	360,000	328,704
Caesars Entertainment, Inc., 7.00%, 2/15/30(b)	380,000	383,808
Carnival Corp.,
5.75%, 3/01/27(b)	410,000	379,254
4.00%, 8/01/28(b)	90,000	80,020

Full House Resorts, Inc., 8.25%, 2/15/28(b)	180,000	166,022
Las Vegas Sands Corp.,
3.20%, 8/08/24	240,000	232,968
3.50%, 8/18/26	30,000	28,049

Mohegan Tribal Gaming Authority, 13.25%, 12/15/27(b)	320,000	339,793
NCL Corp. Ltd., 5.88%, 3/15/26(b)	510,000	482,591

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par (a)	Value
Leisure Facilities & Services (Continued)
Royal Caribbean Cruises Ltd.,
4.25%, 7/01/26(b)	$230,000	$ 213,780
11.63%, 8/15/27(b)(f)	90,000	98,273
9.25%, 1/15/29(b)	80,000	85,170

Viking Cruises Ltd., 9.13%, 7/15/31(b)	150,000	154,230
Viking Ocean Cruises Ship VII Ltd., 5.63%, 2/15/29(b)	20,000	18,605
VOC Escrow Ltd., 5.00%, 2/15/28(b)	20,000	18,583
		3,085,200
Leisure Products – 0.1%
Winnebago Industries, Inc., 6.25%, 7/15/28(b)	140,000	135,836
Machinery – 0.2%
Titan International, Inc., 7.00%, 4/30/28	480,000	462,485
Medical Equipment & Devices – 0.1%
Medline Borrower L.P., 5.25%, 10/01/29(b)(f)	260,000	230,666
Metals & Mining – 0.0%(e)
Arsenal AIC Parent LLC, 8.00%, 10/01/30(b)(j)	20,000	20,400
Freeport-McMoRan, Inc., 5.45%, 3/15/43	60,000	55,867
		76,267
Oil & Gas Producers – 3.5%
Berry Petroleum Co. LLC, 7.00%, 2/15/26(b)	540,000	513,859
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, 12/15/25(b)	220,000	220,618
Chord Energy Corp., 6.38%, 6/01/26(b)(f)	260,000	258,026
Continental Resources, Inc., 5.75%, 1/15/31(b)	170,000	164,208
Crescent Energy Finance LLC, 9.25%, 2/15/28(b)	110,000	111,892
DCP Midstream Operating L.P., 6.75%, 9/15/37(b)	200,000	213,135
Devon Energy Corp., 5.00%, 6/15/45	170,000	149,755
Diamondback Energy, Inc., 3.13%, 3/24/31	250,000	216,900
Earthstone Energy Holdings LLC, 9.88%, 7/15/31(b)	150,000	154,819
	Par (a)	Value
Oil & Gas Producers (Continued)
Endeavor Energy Resources L.P./EER Finance, Inc., 5.75%, 1/30/28(b)	$160,000	$155,792
Energy Transfer L.P.,
(5Y US Treasury CMT + 5.31%), 7.13%, 5/15/30(k)(l)	70,000	61,481
5.35%, 5/15/45	90,000	78,450
EQM Midstream Partners L.P.,
7.50%, 6/01/30(b)	100,000	103,121
4.75%, 1/15/31(b)	150,000	133,920

EQT Corp., 3.13%, 5/15/26(b)	20,000	18,520
Genesis Energy L.P./Genesis Energy Finance Corp., 8.88%, 4/15/30	150,000	149,615
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.25%, 4/15/32(b)	120,000	109,071
Howard Midstream Energy Partners LLC,
6.75%, 1/15/27(b)	130,000	125,403
8.88%, 7/15/28(b)	110,000	112,486

Northern Oil and Gas, Inc., 8.13%, 3/01/28(b)	220,000	218,350
Occidental Petroleum Corp.,
7.15%, 5/15/28	120,000	126,264
6.45%, 9/15/36	240,000	251,964
7.95%, 6/15/39	400,000	456,115
4.40%, 8/15/49	60,000	44,210

Permian Resources Operating LLC, 5.88%, 7/01/29(b)	420,000	400,281
Range Resources Corp.,
8.25%, 1/15/29	500,000	520,230
4.75%, 2/15/30(b)	10,000	9,191

Rockies Express Pipeline LLC, 7.50%, 7/15/38(b)	100,000	91,934
Southwestern Energy Co., 4.75%, 2/01/32	300,000	266,561
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 9.00%, 10/15/26(b)	120,000	117,899
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 6.00%, 12/31/30(b)	80,000	71,012

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par (a)	Value
Oil & Gas Producers (Continued)

Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 4.88%, 2/01/31	$250,000	$ 232,174
Transcontinental Gas Pipe Line Co. LLC, 4.60%, 3/15/48	100,000	85,927
Venture Global Calcasieu Pass LLC,
6.25%, 1/15/30(b)	190,000	185,786
3.88%, 11/01/33(b)	370,000	300,265

Venture Global LNG, Inc., 8.38%, 6/01/31(b)	130,000	131,913
Viper Energy Partners L.P., 5.38%, 11/01/27(b)	250,000	240,000
Western Midstream Operating L.P.,
5.45%, 4/01/44	340,000	296,857
5.30%, 3/01/48	410,000	351,466

Williams (The) Cos., Inc., 8.75%, 3/15/32	30,000	35,452
		7,484,922
Oil, Gas Services & Equipment – 0.1%
Noble Finance II LLC, 8.00%, 4/15/30(b)(f)	90,000	92,587
Transocean, Inc., 8.75%, 2/15/30(b)	90,000	93,441
		186,028
Publishing & Broadcasting – 0.1%
McClatchy (The) Co. LLC, (100% Cash), 11.00%, 7/15/27(b)(f)(m)	143,214	156,819
Real Estate Investment Trusts – 0.2%
Diversified Healthcare Trust, 9.75%, 6/15/25	44,000	43,530
IIP Operating Partnership L.P., 5.50%, 5/25/26	160,000	141,008
Service Properties Trust, 5.50%, 12/15/27	280,000	245,703
		430,241
Real Estate Owners & Developers – 0.0%(e)
Five Point Operating Co. L.P./Five Point Capital Corp., 7.88%, 11/15/25(b)(f)	90,000	85,050
Renewable Energy – 0.2%
Sunnova Energy Corp., 5.88%, 9/01/26(b)(f)	410,000	368,009
	Par (a)	Value
Retail - Discretionary – 0.7%
Abercrombie & Fitch Management Co., 8.75%, 7/15/25(b)	$220,000	$ 223,170
Bath & Body Works, Inc.,
5.25%, 2/01/28(f)	150,000	142,895
6.63%, 10/01/30(b)(f)	70,000	67,647

Beacon Roofing Supply, Inc., 6.50%, 8/01/30(b)	90,000	90,225
Builders FirstSource, Inc., 4.25%, 2/01/32(b)	160,000	138,836
Foot Locker, Inc., 4.00%, 10/01/29(b)	230,000	178,813
Michaels (The) Cos., Inc., 7.88%, 5/01/29(b)	160,000	114,000
QVC, Inc.,
4.38%, 9/01/28	190,000	107,869
5.45%, 8/15/34	20,000	9,801

Sally Holdings LLC/Sally Capital, Inc., 5.63%, 12/01/25	320,000	318,000
		1,391,256
Software – 0.4%
AthenaHealth Group, Inc., 6.50%, 2/15/30(b)	270,000	228,774
Central Parent, Inc./CDK Global, Inc., 7.25%, 6/15/29(b)(f)	340,000	336,255
Crowdstrike Holdings, Inc., 3.00%, 2/15/29	100,000	86,334
Gen Digital, Inc., 7.13%, 9/30/30(b)(f)	220,000	221,702
Rackspace Technology Global, Inc., 3.50%, 2/15/28(b)	70,000	31,310
		904,375
Specialty Finance – 0.5%
Aviation Capital Group LLC, 5.50%, 12/15/24(b)	80,000	78,600
Burford Capital Global Finance LLC, 9.25%, 7/01/31(b)	200,000	202,000
FirstCash, Inc., 5.63%, 1/01/30(b)(f)	180,000	166,141
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
4.25%, 2/01/27(b)	20,000	17,991
4.75%, 6/15/29(b)	80,000	67,449

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par (a)	Value
Specialty Finance (Continued)

Midcap Financial Issuer Trust, 6.50%, 5/01/28(b)	$200,000	$ 176,330
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.63%, 3/01/29(b)	520,000	443,290
		1,151,801
Technology Hardware – 0.2%
CommScope, Inc.,
6.00%, 3/01/26(b)	20,000	18,350
4.75%, 9/01/29(b)(f)	140,000	107,854

NCR Corp., 5.13%, 4/15/29(b)	160,000	143,080
Viavi Solutions, Inc., 3.75%, 10/01/29(b)	60,000	51,489
		320,773
Technology Services – 0.1%
Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.00%, 6/15/29(b)(f)	120,000	97,555
Tobacco & Cannabis – 0.0%(e)
Altria Group, Inc., 5.95%, 2/14/49(f)	80,000	76,016
Transportation & Logistics – 0.7%
American Airlines Pass Through Trust, Series 2017-1, Class B, 4.95%, 2/15/25	112,860	109,477
American Airlines, Inc., 7.25%, 2/15/28(b)(f)	160,000	158,847
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(b)	170,000	164,580
Carriage Purchaser, Inc., 7.88%, 10/15/29(b)	70,000	55,117
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 1/20/26(b)	290,000	273,739
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(b)	240,000	239,987
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.,
8.00%, 9/20/25(b)	130,000	131,141
8.00%, 9/20/25(b)	140,000	141,236
	Par (a)	Value
Transportation & Logistics (Continued)

United Airlines Pass Through Trust, Series 2020-1, Class B, 4.88%, 1/15/26	$ 38,790	$ 37,440
United Airlines, Inc., 4.63%, 4/15/29(b)	110,000	99,513
XPO CNW, Inc., 6.70%, 5/01/34	92,000	90,913
XPO Escrow Sub LLC, 7.50%, 11/15/27(b)	50,000	51,687
		1,553,677
Transportation Equipment – 0.0%(e)
Allison Transmission, Inc., 4.75%, 10/01/27(b)	70,000	66,156
Total Corporate Bonds (Cost $31,638,845)		30,308,163

Foreign Issuer Bonds – 7.6%
Angola – 0.1%
Angolan Government International Bond, 8.75%, 4/14/32(b)	210,000	183,994
Argentina – 0.4%
Provincia de Buenos Aires, (Step to 6.38% on 9/1/23), 5.25%, 9/01/37(b)(n)	600,000	232,500
Provincia de Cordoba, 6.99%, 6/01/27(b)	200,000	154,000
Transportadora de Gas del Sur S.A., 6.75%, 5/02/25(b)	200,000	189,985
YPF S.A., 8.50%, 7/28/25(b)	400,000	375,560
		952,045
Brazil – 0.3%
MercadoLibre, Inc., 3.13%, 1/14/31	270,000	216,884
Petrobras Global Finance B.V., 5.30%, 1/27/25	150,000	148,682
Suzano Austria GmbH, 3.13%, 1/15/32	250,000	200,562
Vale Overseas Ltd., 6.25%, 8/10/26(f)	130,000	133,112
		699,240
Canada – 0.8%
Air Canada, 3.88%, 8/15/26(b)	250,000	231,990
ATS Corp., 4.13%, 12/15/28(b)	40,000	35,777
Bombardier, Inc., 7.88%, 4/15/27(b)	250,000	249,204

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par (a)	Value
Canada (Continued)
GFL Environmental, Inc.,
5.13%, 12/15/26(b)	$110,000	$ 106,977
4.75%, 6/15/29(b)(f)	240,000	218,919

Hudbay Minerals, Inc., 6.13%, 4/01/29(b)	90,000	86,218
MEG Energy Corp.,
7.13%, 2/01/27(b)	200,000	202,737
5.88%, 2/01/29(b)	40,000	38,346

Superior Plus L.P./Superior General Partner, Inc., 4.50%, 3/15/29(b)	50,000	43,947
TransAlta Corp.,
7.75%, 11/15/29(f)	90,000	93,375
6.50%, 3/15/40	380,000	363,442
		1,670,932
Chile – 0.1%
VTR Comunicaciones S.p.A., 5.13%, 1/15/28(b)	200,000	118,072
China – 0.2%
Global Aircraft Leasing Co. Ltd., 6.50%, 9/15/24(b)	259,062	244,142
Prosus N.V., 3.06%, 7/13/31(b)	270,000	211,967
		456,109
Denmark – 0.1%
Danske Bank A/S, (1Y US Treasury CMT + 2.10%), 6.47%, 1/09/26(b)(l)	270,000	271,143
Dominican Republic – 0.1%
Dominican Republic International Bond, 4.88%, 9/23/32	310,000	268,483
France – 0.2%
BNP Paribas S.A., (5Y US Treasury CMT + 4.90%), 7.75%, 8/16/29(b)(k)(l)	200,000	199,080
Credit Agricole S.A., (5Y USD Swap Rate + 6.19%), 8.13%, 12/23/25(b)(k)(l)	200,000	200,600
		399,680
Gabon – 0.1%
Gabon Government International Bond, 7.00%, 11/24/31(b)	200,000	169,000
		Par (a)	Value
Germany – 0.2%
ZF North America Capital, Inc.,
4.75%, 4/29/25(b)		$ 330,000	$ 320,876
7.13%, 4/14/30(b)		160,000	164,813
			485,689
Guatemala – 0.1%
Millicom International Cellular S.A., 4.50%, 4/27/31(b)		250,000	198,970
Hong Kong – 0.2%
Melco Resorts Finance Ltd.,
4.88%, 6/06/25(b)		200,000	190,893
5.38%, 12/04/29(b)		200,000	170,097
			360,990
Indonesia – 0.5%
Indonesia Government International Bond, 3.50%, 1/11/28		200,000	188,500
Indonesia Treasury Bond,
7.00%, 5/15/27	IDR	4,902,000,000	336,204
6.50%, 2/15/31	IDR	9,636,000,000	643,724
			1,168,428
Ireland – 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32		300,000	246,154
Avolon Holdings Funding Ltd., 4.25%, 4/15/26(b)		60,000	56,391
			302,545
Israel – 0.3%
Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/01/36(f)		320,000	290,355
Teva Pharmaceutical Finance Netherlands III B.V.,
4.75%, 5/09/27		210,000	195,755
8.13%, 9/15/31		250,000	264,835
			750,945
Italy – 0.1%
UniCredit S.p.A., (5Y US Treasury CMT + 4.75%), 5.46%, 6/30/35(b)(l)		210,000	183,287
Ivory Coast – 0.1%
Ivory Coast Government International Bond, 5.75%, 12/31/32		141,736	133,881

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
		Par (a)	Value
Jordan – 0.1%
Jordan Government International Bond, 7.75%, 1/15/28(b)		$ 230,000	$236,946
Kazakhstan – 0.2%
Kazakhstan Government International Bond, 5.13%, 7/21/25		220,000	226,847
KazMunayGas National Co. JSC, 4.75%, 4/19/27(b)		250,000	238,615
			465,462
Kuwait – 0.1%
MEGlobal Canada ULC, 5.88%, 5/18/30(b)		210,000	212,736
Luxembourg – 0.4%
Altice France Holding S.A., 10.50%, 5/15/27(b)		620,000	262,349
ARD Finance S.A., (100% Cash), 6.50%, 6/30/27(b)(m)		200,000	162,500
FAGE International S.A./FAGE USA Dairy Industry, Inc., 5.63%, 8/15/26(b)(f)		420,000	395,741
			820,590
Macau – 0.4%
Sands China Ltd., 3.35%, 3/08/29		450,000	387,318
Wynn Macau Ltd., 4.88%, 10/01/24(b)		480,000	468,000
			855,318
Mexico – 0.4%
Banco Mercantil del Norte S.A., (10Y US Treasury CMT + 5.47%), 7.50%, 6/27/29(b)(k)(l)		250,000	226,798
Mexican Bonos, 5.75%, 3/05/26	MXN	4,910,000	267,311
Mexico Government International Bond, 4.75%, 3/08/44		300,000	257,941
			752,050
Panama – 0.1%
Panama Government International Bond, 4.50%, 4/01/56		200,000	150,003
Peru – 0.3%
Peruvian Government International Bond, 2.78%, 1/23/31		240,000	203,781
	Par (a)	Value
Peru (Continued)
Petroleos del Peru S.A., 5.63%, 6/19/47(b)	$250,000	$ 167,500
Volcan Cia Minera S.A.A., 4.38%, 2/11/26(b)	260,000	186,703
		557,984
Qatar – 0.1%
Qatar Government International Bond, 4.82%, 3/14/49(b)	200,000	192,000
Switzerland – 0.4%
Credit Suisse A.G.,
4.75%, 8/09/24	260,000	255,820
7.95%, 1/09/25	250,000	255,647
VistaJet Malta Finance PLC/Vista Management Holding, Inc.,
7.88%, 5/01/27(b)	200,000	185,443
9.50%, 6/01/28(b)(f)	70,000	66,853
		763,763
Turkey – 0.1%
Turk Telekomunikasyon AS, 6.88%, 2/28/25(b)	250,000	242,320
United Arab Emirates – 0.1%
DP World Ltd., 5.63%, 9/25/48(b)	290,000	276,083
United Kingdom – 0.3%
Mclaren Finance PLC, 7.50%, 8/01/26(b)(f)	200,000	178,070
Neptune Energy Bondco PLC, 6.63%, 5/15/25(b)	200,000	198,530
Vmed O2 UK Financing I PLC, 4.75%, 7/15/31(b)	200,000	168,824
		545,424
Zambia – 0.6%
First Quantum Minerals Ltd.,
6.88%, 3/01/26(b)(f)	490,000	483,262
6.88%, 10/15/27(b)	480,000	471,946
8.63%, 6/01/31(b)	410,000	419,738
		1,374,946
Total Foreign Issuer Bonds (Cost $17,368,675)		16,219,058

Number of Shares
Master Limited Partnerships – 3.7%
Oil & Gas Producers – 3.7%
Energy Transfer L.P.	315,432	4,192,091

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Number of Shares	Value
Oil & Gas Producers (Continued)
Enterprise Products Partners L.P.	138,175	$3,663,019
Total Master Limited Partnerships (Cost $7,268,472)		7,855,110

	Par (a)
Mortgage-Backed Securities – 4.5%
Commercial Mortgage-Backed Securities – 2.3%
Benchmark Mortgage Trust, Series 2023-V3, Class D, 4.00%, 7/15/56(b)(j)	$250,000	174,223
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class A, (1M CME Term SOFR + 0.96%, 0.85% Floor), 6.19%, 11/15/38(b)(c)	197,000	193,112
Series 2021-VOLT, Class D, (1M CME Term SOFR + 1.76%, 1.65% Floor), 6.99%, 9/15/36(b)(c)	270,000	257,827
Series 2022-AHP, Class A, (1M CME Term SOFR + 0.99%, 0.99% Floor), 6.21%, 1/17/39(b)(c)	212,000	207,486
Series 2023-VLT2, Class E, (1M CME Term SOFR + 5.87%, 5.87% Floor), 11.09%, 6/15/40(b)(c)	170,000	169,300
BX Trust,
Series 2021-ARIA, Class A, (1M CME Term SOFR + 1.01%, 0.90% Floor), 6.24%, 10/15/36(b)(c)	270,000	262,606
Series 2021-SDMF, Class F, (1M CME Term SOFR + 2.05%, 1.94% Floor), 7.27%, 9/15/34(b)(c)	210,000	196,319
Series 2022-CLS, Class A, 5.76%, 10/13/27(b)	230,000	220,362
Series 2022-PSB, Class A, (1M CME Term SOFR + 2.45%, 2.45% Floor), 7.67%, 8/15/39(b)(c)	267,785	267,705
	Par (a)	Value
Commercial Mortgage-Backed Securities (Continued)

BXHPP Trust, Series 2021-FILM, Class C, (1M CME Term SOFR + 1.21%, 1.10% Floor), 6.44%, 8/15/36(b)(c)	$270,000	$243,282
Citigroup Commercial Mortgage Trust, Series 2017-P8, Class A3, 3.20%, 9/15/50	250,000	228,191
Commercial Mortgage Trust, Series 2015-CR25, Class A4, 3.76%, 8/10/48	260,000	248,449
Extended Stay America Trust,
Series 2021-ESH, Class C, (1M CME Term SOFR + 1.81%, 1.70% Floor), 7.04%, 7/15/38(b)(c)	249,814	244,336
Series 2021-ESH, Class E, (1M CME Term SOFR + 2.96%, 2.85% Floor), 8.19%, 7/15/38(b)(c)	249,814	243,554
GS Mortgage Securities Trust,
Series 2015-GC32, Class D, 3.35%, 7/10/48	220,000	182,756
Series 2017-GS6, Class A2, 3.16%, 5/10/50	190,518	176,009
J.P. Morgan Chase Commercial Mortgage Securities Trust,
Series 2022-ACB, Class A, (30D Average SOFR + 1.40%, 1.40% Floor), 6.47%, 3/15/39(b)(c)	350,000	346,491
Series 2022-ACB, Class D, (30D Average SOFR + 2.90%, 2.90% Floor), 7.97%, 3/15/39(b)(c)	190,000	183,336

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1, Class A5, 3.91%, 1/15/49	200,000	189,634
MTN Commercial Mortgage Trust,
Series 2022-LPFL, Class A, (1M CME Term SOFR + 1.40%, 1.40% Floor), 6.62%, 3/15/39(b)(c)	260,000	255,727

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par (a)	Value
Commercial Mortgage-Backed Securities (Continued)
MTN Commercial Mortgage Trust,
Series 2022-LPFL, Class F, (1M CME Term SOFR + 5.29%, 5.29% Floor), 10.51%, 3/15/39(b)(c)	$200,000	$ 185,850

NCMF Trust, Series 2022-MFP, Class G, (1M CME Term SOFR + 5.13%, 5.13% Floor), 10.35%, 3/15/39(b)(c)	195,000	185,520
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class B, 3.96%, 12/15/47	190,000	174,832
		5,036,907
Whole Loan – 2.2%
BRAVO Residential Funding Trust,
Series 2022-NQM1, Class A1, 3.63%, 9/25/61(b)(d)	197,133	183,637
Series 2022-NQM2, Class A1, 4.27%, 11/25/61(b)(d)	161,208	155,537
Series 2022-NQM2, Class A3, 5.24%, 11/25/61(b)	201,510	194,253

Citigroup Mortgage Loan Trust, Series 2022-A, Class A1, (Step to 9.17% on 9/25/25), 6.17%, 9/25/62(b)(n)	232,061	230,578
COLT Mortgage Loan Trust, Series 2022-3, Class A1, 3.90%, 2/25/67(b)(d)	227,075	208,656
CSMC Trust, Series 2020-RPL4, Class A1, 2.00%, 1/25/60(b)	209,907	180,087
FNMA Connecticut Avenue Securities,
Series 2017-C06, Class 1B1, (30D Average SOFR + 4.26%, 4.15% Floor), 9.33%, 2/25/30(c)	330,000	353,542
Series 2022-R03, Class 1M2, (30D Average SOFR + 3.50%), 8.57%, 3/25/42(b)(c)	250,000	258,498
Series 2022-R08, Class 1M2, (30D Average SOFR + 3.60%, 3.60% Floor), 8.67%, 7/25/42(b)(c)	200,000	206,812
	Par (a)	Value
Whole Loan (Continued)

Freddie Mac STACR Debt Notes, Series 2021-DNA2, Class B1, (30D Average SOFR + 3.40%), 8.47%, 8/25/33(b)(c)	$270,000	$ 275,400
Freddie Mac STACR REMIC Trust,
Series 2020-DNA5, Class B1, (30D Average SOFR + 4.80%), 9.87%, 10/25/50(b)(c)	180,000	194,511
Series 2020-DNA6, Class B1, (30D Average SOFR + 3.00%), 8.07%, 12/25/50(b)(c)	260,000	257,400
Series 2021-DNA1, Class B2, (30D Average SOFR + 4.75%), 9.82%, 1/25/51(b)(c)	240,000	231,302
Series 2022-DNA2, Class M2, (30D Average SOFR + 3.75%), 8.82%, 2/25/42(b)(c)	225,000	230,843
Series 2022-DNA2, Class M1B, (30D Average SOFR + 2.40%), 7.47%, 2/25/42(b)(c)	210,000	210,525

GS Mortgage-Backed Securities Trust, Series 2022-NQM1, Class A4, 4.00%, 5/25/62(b)(d)	209,951	187,242
New Residential Mortgage Loan Trust, Series 2022-NQM2, Class A1, 3.08%, 3/27/62(b)(d)	228,475	202,800
OBX Trust, Series 2022-NQM6, Class A1, (Step to 4.73% on 7/25/26), 4.70%, 7/25/62(b)(n)	239,929	232,234
Residential Mortgage Loan Trust, Series 2020-2, Class A2, 2.51%, 5/25/60(b)	360,000	336,279
Seasoned Credit Risk Transfer Trust, Series 2022-1, Class M, 4.50%, 11/25/61(b)	100,000	79,923
SG Residential Mortgage Trust, Series 2022-1, Class A1, 3.17%, 3/27/62(b)(d)	237,294	209,014
		4,619,073
Total Mortgage-Backed Securities (Cost $9,854,373)		9,655,980

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par (a)	Value

Term Loans – 8.7%(c)
Advertising & Marketing – 0.1%
CB Poly US Holdings, Inc., Initial Term Loan, (1M USD CME Term SOFR + 5.50%, 0.75% Floor), 10.82%, 5/18/29	$198,500	$187,376
Aerospace & Defense – 0.3%
Vertex Aerospace Services Corp., Initial Term Loan, (1M USD CME Term SOFR + 3.75%, 0.75% Floor), 9.17%, 12/06/28	242,686	243,050
WP CPP Holdings LLC, Initial Term Loan, (3M USD CME Term SOFR + 3.75%), 9.27%, 4/30/25	334,964	310,679
		553,729
Asset Management – 0.3%
Jump Financial LLC, Term Loan, (3M USD CME Term SOFR + 4.50%, 0.50% Floor), 10.00%, 8/07/28	679,624	659,235
Automotive – 0.1%
Clarios Global L.P., Incremental Term Loan, (1M USD CME Term SOFR + 3.75%), 9.07%, 5/06/30	130,000	129,870
First Brands Group LLC, 2022-II Incremental Term Loan, (6M USD CME Term SOFR + 5.00%, 1.00% Floor), 10.88%, 3/30/27	139,649	137,817
		267,687
Beverages – 0.2%
Triton Water Holdings, Inc., Initial Term Loan, (3M USD CME Term SOFR + 3.25%, 0.50% Floor), 8.49%, 3/31/28	453,066	437,725
Commercial Support Services – 0.7%
Allied Universal Holdco LLC, Initial U.S. Dollar Term Loan, (1M USD CME Term SOFR + 3.75%, 0.50% Floor), 9.17%, 5/12/28	196,993	189,572
Allied Universal Holdco LLC, Amendment No. 3 Term Loan, (6M USD CME Term SOFR + 4.75%, 0.50% Floor), 9.88%, 5/12/28	100,000	97,672
	Par (a)	Value
Commercial Support Services (Continued)
Garda World Security Corp., Term B-2 Loan, (1M USD CME Term SOFR + 4.25%), 9.64%, 10/30/26	$360,000	$ 359,035
GEO Group, Inc., The Tranche 1 Loan,
3/23/27 (o)	89,765	91,111
(1M USD CME Term SOFR + 7.13%, 0.75% Floor), 12.44%, 3/23/27	39,896	40,494

LRS Holdings LLC, Initial Term Loan, (1M USD CME Term SOFR + 4.25%, 0.50% Floor), 9.68%, 8/31/28	453,100	446,304
Prime Security Services Borrower LLC, 2021 Refinancing Term B-1 Loan, (1M USD CME Term SOFR + 2.75%), 7.98%, 9/23/26	334,861	334,302
		1,558,490
Construction Materials – 0.1%
Smyrna Ready Mix Concrete LLC, Initial Term Loan, (1M USD CME Term SOFR + 4.25%, 0.50% Floor), 9.67%, 4/02/29	189,045	188,928
Consumer Cyclical – 0.1%
Cinemark USA, Inc., Term Loan,
(3M USD CME Term SOFR + 3.75%, 0.50% Floor), 8.99%, 5/24/30	82,402	82,024
(1M USD CME Term SOFR + 3.75%, 0.50% Floor), 9.07%, 5/24/30	186,923	186,067
		268,091
Consumer Non-Cyclical – 0.1%
Topgolf Callaway Brands Corp., Initial Term Loan, (1M USD CME Term SOFR + 3.50%), 8.92%, 3/15/30	149,625	149,278
Consumer Services – 0.0%(e)
Adtalem Global Education, Inc., Term B Loan, (1M USD CME Term SOFR + 4.00%), 9.43%, 8/12/28	29,125	29,138

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par (a)	Value
Entertainment Content – 0.2%
Allen Media LLC, Initial Term Loan, (3M USD CME Term SOFR + 5.50%), 10.89%, 2/10/27	$452,976	$ 391,045
Health Care Facilities & Services – 0.8%
Agiliti Health, Inc., Term Loan, (3M USD CME Term SOFR + 3.00%), 8.25%, 5/01/30	140,000	139,563
EyeCare Partners LLC, Initial Term Loan, (3M USD CME Term SOFR + 6.75%), 12.25%, 11/15/29	380,000	214,700
Gainwell Acquisition Corp., Term B Loan, (3M USD CME Term SOFR + 4.00%, 0.75% Floor), 9.34%, 10/01/27	253,950	249,443
LifePoint Health, Inc.,Term B Loan, (3M USD CME Term SOFR + 3.75%), 9.38%, 11/16/25	140,000	137,943
One Call Corp., Term B Loan, (3M USD CME Term SOFR + 5.50%, 0.75% Floor), 11.11%, 4/22/27	353,065	263,034
PDS Holdco, Inc., Delayed Draw Term Loan, (1M USD CME Term SOFR + 4.50%), 9.93%, 8/18/28	31,959	27,364
PDS Holdco, Inc., Initial Term Loan, (1M USD CME Term SOFR + 4.50%), 9.93%, 8/18/28	312,829	267,860
Phoenix Guarantor, Inc., Tranche B-1 Term Loan, (1M USD CME Term SOFR + 3.25%), 8.68%, 3/05/26	108,140	107,285
U.S. Renal Care, Inc., Initial Term Loan, (1M USD LIBOR + 5.00%), 9.84%, 6/26/26	452,939	222,696
		1,629,888
Home & Office Products – 0.1%
Hunter Douglas Holding B.V., Tranche B-1 Term Loan, (3M USD CME Term SOFR + 3.50%, 0.50% Floor), 8.67%, 2/26/29	346,500	328,742
	Par (a)	Value
Industrial Support Services – 0.2%
Accession Risk Management Group, Inc., 2023 Delayed Draw Term Loan, 10/30/26(o)	$110,000	$ 108,350
PECF USS Intermediate Holding III Corp., Initial Term Loan, (1M USD CME Term SOFR + 4.25%, 0.50% Floor), 9.68%, 12/15/28	453,100	361,973
		470,323
Institutional Financial Services – 0.9%
CTC Holdings L.P., Term Loan, (3M USD CME Term SOFR + 5.00%, 0.50% Floor), 10.34%, 2/20/29	424,476	413,864
EMRLD Borrower L.P., Initial Term B Loan, 5/31/30(o)	110,000	109,987
Hudson River Trading LLC, Term Loan, (3M USD CME Term SOFR + 3.00%), 8.63%, 3/20/28	453,048	443,634
Jane Street Group LLC, Dollar Term Loan, (1M USD CME Term SOFR + 2.75%), 8.18%, 1/26/28	423,485	422,028
Mercury Borrower, Inc., Initial Term Loan, (1M USD CME Term SOFR + 3.50%, 0.50% Floor), 8.93%, 8/02/28	454,250	446,868
		1,836,381
Insurance – 0.7%
Acrisure LLC, 2022 Additional Term Loan, (3M USD CME Term SOFR + 5.75%, 1.00% Floor), 10.82%, 2/15/27	199,000	199,249
Acrisure LLC, 2021-2 Additional Term Loan, (1M USD Syn LIBOR + 4.25%, 0.50% Floor), 9.68%, 2/15/27	334,900	331,970
Asurion LLC, New B-4 Term Loan, (1M USD CME Term SOFR + 5.25%), 10.68%, 1/20/29	460,000	400,918
Asurion LLC, New B-9 Term Loan, (3M USD LIBOR + 3.25%), 8.79%, 7/31/27	334,861	319,689

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par (a)	Value
Insurance (Continued)
HIG Finance 2 Ltd., 2023 Term Loan, (1M USD CME Term SOFR + 4.00%, 0.50% Floor), 9.32%, 4/18/30	$ 39,900	$ 39,775
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), 2023 Term Loan, (1M USD CME Term SOFR + 3.75%), 9.07%, 2/24/28	139,650	139,014
		1,430,615
Leisure Facilities & Services – 0.5%
Alterra Mountain Co., Series B-2 Term Loan, (1M USD CME Term SOFR + 3.50%), 8.93%, 8/17/28	453,083	452,140
Caesars Entertainment, Inc., Term Loan B, (1M USD CME Term SOFR + 3.25%, 0.50% Floor), 8.67%, 2/06/30	79,800	79,746
NCL Corporation Ltd., Term A-3 Loan, (3M USD CME Term SOFR + 2.25%), 7.59%, 1/02/25	348,923	342,817
UFC Holdings LLC, Term B-3 Loan, (3M USD CME Term SOFR + 2.75%, 0.75% Floor), 8.37%, 4/29/26	145,218	144,956
		1,019,659
Leisure Products – 0.2%
19th Holdings Golf LLC, Initial Term Loan, (1M USD CME Term SOFR + 3.25%, 0.50% Floor), 8.49%, 2/07/29	455,400	450,846
Hayward Industries, Inc., 2022 Incremental Term Loan, (1M USD CME Term SOFR + 3.25%), 8.67%, 5/30/28	89,325	87,985
		538,831
Machinery – 0.1%
SPX Flow, Inc., Term Loan, (1M USD CME Term SOFR + 4.50%, 0.50% Floor), 9.92%, 4/05/29	243,996	241,226
	Par (a)	Value
Medical Equipment & Devices – 0.1%
Sotera Health Holdings LLC, Term Loan, (3M USD CME Term SOFR + 3.75%, 0.50% Floor), 8.82%, 12/11/26	$140,000	$ 139,825
Retail - Discretionary – 0.6%
Empire Today LLC, Closing Date Term Loan, (1M USD CME Term SOFR + 5.00%), 10.25%, 4/03/28	45,399	37,113
Great Outdoors Group LLC, Term B-2 Loan, (1M USD CME Term SOFR + 3.75%, 0.75% Floor), 9.18%, 3/06/28	344,737	343,389
Harbor Freight Tools USA, Inc., Initial Loan, (1M USD CME Term SOFR + 2.75%, 0.50% Floor), 8.18%, 10/19/27	279,282	276,517
Leslie's Poolmart, Inc., Initial Term Loan, (1M USD CME Term SOFR + 2.75%, 0.50% Floor), 8.18%, 3/09/28	462,896	449,260
Mavis Tire Express Services Topco Corp., Initial Term Loan, (1M USD CME Term SOFR + 4.00%, 0.75% Floor), 9.43%, 5/04/28	109,720	109,401
		1,215,680
Software – 0.9%
athenahealth Group, Inc., Initial DDTL, 2/15/29(o)(p)	5,514	5,343
athenahealth Group, Inc., Initial Term Loan, (1M USD CME Term SOFR + 3.50%, 0.50% Floor), 8.81%, 2/15/29	44,768	43,386
Cloudera, Inc., Initial Term Loan,
(1M USD CME Term SOFR + 3.75%, 0.50% Floor), 9.17%, 10/08/28	453,100	441,397
(1M USD CME Term SOFR + 6.00%), 11.42%, 10/08/29	50,000	46,646

DCert Buyer, Inc., First Amendment Refinancing Loan, (3M USD CME Term SOFR + 7.00%), 12.26%, 2/19/29	340,000	315,775
DCert Buyer, Inc., Initial Term Loan, (3M USD CME Term SOFR + 4.00%), 9.26%, 10/16/26	314,738	313,214

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par (a)	Value
Software (Continued)
Magenta Buyer LLC, Initial Term Loan,
(3M USD CME Term SOFR + 5.00%), 10.63%, 7/27/28	$153,844	$ 115,939
(3M USD CME Term SOFR + 8.25%, 0.75% Floor), 13.88%, 7/27/29	460,000	285,200

MRI Software LLC, Closing Date Term Loan, (3M USD CME Term SOFR + 5.50%, 1.00% Floor), 10.84%, 2/10/26	129,478	126,565
MRI Software LLC, Second Amendment Term Loan,
(3M USD CME Term SOFR + 5.50%, 1.00% Floor), 10.83%, 2/10/26	1,789	1,749
(3M USD CME Term SOFR + 5.50%, 1.00% Floor), 10.84%, 2/10/26	38,169	37,310

Planview Parent, Inc., Closing Date Term Loan, (3M USD CME Term SOFR + 4.00%, 0.75% Floor), 9.50%, 12/17/27	169,565	163,030
Rackspace Technology Global, Inc., 2021 Term B Loan, (1M USD CME Term SOFR + 2.75%, 0.75% Floor), 8.03%, 2/15/28	253,252	111,084
		2,006,638
Specialty Finance – 0.1%
Apollo Commercial Real Estate Finance, Inc., Initial Term Loan, (1M USD CME Term SOFR + 2.75%), 8.18%, 5/15/26	74,892	70,773
Greystone Select Financial LLC, Initial Term Loan, (3M USD CME Term SOFR + 5.00%), 10.58%, 6/16/28	252,686	237,525
		308,298
Technology Services – 0.8%
Access CIG LLC, Term B Loan, (1M USD CME Term SOFR + 3.75%), 9.01%, 2/27/25	69,813	69,609
Amentum Government Services Holdings LLC, Tranche 1 Term Loan, (1M USD CME Term SOFR + 4.00%), 9.43%, 1/29/27	452,995	440,538
	Par (a)	Value
Technology Services (Continued)
Neptune BidCo US, Inc., Term A Loan, (3M USD CME Term SOFR + 4.75%, 0.50% Floor), 10.15%, 10/11/28	$249,375	$ 217,891
UST Global, Inc., Initial Term Loan, (1M USD CME Term SOFR + 3.50%), 8.93%, 11/20/28	453,100	445,171
Verscend Holding Corp., Term B-1 Loan, (1M USD CME Term SOFR + 4.00%), 9.43%, 8/27/25	462,875	462,102
		1,635,311
Telecommunications – 0.1%
R.R. Donnelley & Sons Co., 2023 Replacement Term Loan, (1M USD CME Term SOFR + 7.25%, 0.75% Floor), 12.67%, 3/17/28	217,039	216,158
Transportation & Logistics – 0.4%
Brown Group Holding LLC, Incremental Term B-2 Facility,
(3M USD CME Term SOFR + 3.75%, 0.50% Floor), 9.12%, 7/02/29	15,858	15,835
(1M USD CME Term SOFR + 3.75%, 0.50% Floor), 9.07%, 7/02/29	6,541	6,532
(3M USD CME Term SOFR + 3.75%, 0.50% Floor), 9.01%, 7/02/29	7,525	7,514

Brown Group Holding LLC, Initial Term Loan, (1M USD CME Term SOFR + 2.50%, 0.50% Floor), 7.92%, 6/07/28	305,010	302,213
United AirLines, Inc., Class B Term Loan, (3M USD LIBOR + 3.75%, 0.75% Floor), 9.29%, 4/21/28	249,445	249,502
WWEX UNI TopCo Holdings LLC, Initial Term Loan, (3M USD CME Term SOFR + 4.00%, 0.75% Floor), 9.50%, 7/26/28	244,161	234,258
		815,854
Total Term Loans (Cost $19,743,521)		18,524,151

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Number of Shares	Value
Investment Companies – 6.8%
Schwab Short-Term U.S. Treasury ETF	170,788	$ 8,208,071
Vanguard Long-Term Treasury ETF(f)	103,063	6,384,753
Total Investment Companies (Cost $17,097,119)		14,592,824

	Par (a)/Number of Shares
Short-Term Investments – 9.6%
Corporate Bonds – 0.3%
Comerica Bank, 2.50%, 7/23/24	$ 510,000	486,784
CSC Holdings LLC, 5.25%, 6/01/24(f)	90,000	83,900
Plains All American Pipeline L.P., (3M USD LIBOR + 4.11%), 9.43%, 9/01/23(c)(k)	180,000	162,725
		733,409
Foreign Issuer Bonds – 0.3%
Avolon Holdings Funding Ltd., 5.13%, 10/01/23(b)	60,000	59,838
Prosperous Ray Ltd., 4.63%, 11/12/23	200,000	199,277
UBS Group A.G., (5Y USD Swap Rate + 4.34%), 7.00%, 1/31/24(b)(k)(l)	500,000	489,425
		748,540
Money Market Funds – 9.0%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 5.33%(q)(r)	11,790,037	11,790,037
Northern Institutional Funds - Treasury Portfolio (Premier), 5.12%(q)	7,367,318	7,367,318
		19,157,355
Total Short-Term Investments (Cost $20,643,540)		20,639,304

Number of Contracts		Notional Amount	Value
Purchased Options – 0.0%(e)
Call Options - Exchange Traded – 0.0%(e)
3-Month SOFR Future, Strike Price $99.25, Expires 12/15/23	2	$ 473,125	$ 13
Call Options - Over the Counter – 0.0%(e)
Canadian Dollar vs. U.S. Dollar, Strike Price USD 1.33, Expires 08/21/23, Counterparty: BNP Paribas	1	1,000,000	2,329
U.S. Dollar vs. Euro, Strike Price EUR 1.16, Expires 09/04/23, Counterparty: Goldman Sachs	1	1,887,931 (s)	145
			2,474
Put Options - Over the Counter – 0.0%(e)
U.S. Dollar vs. British Pound, Strike Price GBP 1.26, Expires 10/13/23, Counterparty: JPMorgan Chase	1	1,028,481 (t)	10,940
Put Swaptions - Over the Counter – 0.0%(e)
Markit CDX North America High Yield Index Series 40 (Pay Quarterly): Credit Default Swap Maturing 06/20/2028, Strike Price USD 102.00, Expires 09/20/23, Counterparty: JPMorgan Chase	1	1,725,000	22,947
Total Purchased Options (Premiums Paid $37,064)			36,374

Total Investments – 104.4% (Cost $222,940,745)	223,353,905
Total Written Options — 0.0%(e) (Premiums Received $11,211)	(26,025)
Liabilities less Other Assets – (4.4)%(u)	(9,436,879)
NET ASSETS – 100.0%	$213,917,026

Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.
(a)	Par value is in USD unless otherwise indicated.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable or floating rate security. Rate as of July 31, 2023 is disclosed.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of July 31, 2023 is disclosed.

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
(e)	Amount rounds to less than 0.05%.
(f)	Security either partially or fully on loan. As of July 31, 2023, the total value of securities on loan is $12,067,671.
(g)	Security sold outside United States without registration under the Securities Act of 1933.
(h)	Investment is valued using significant unobservable inputs (Level 3).
(i)	Zero coupon bond.
(j)	When-Issued Security. Coupon rate was not yet in effect at July 31, 2023.
(k)	Perpetual bond. Maturity date represents next call date.
(l)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate as of July 31, 2023 is disclosed.
(m)	Distributions from this security are made via payments in-kind (PIK) unless otherwise noted in the description.
(n)	Step coupon bond. Rate as of July 31, 2023 is disclosed.
(o)	Position is unsettled. Contract rate was not determined at July 31, 2023 and does not take effect until settlement date.
(p)	Unfunded loan commitment. As of July 31, 2023, total value of unfunded loan commitment is $5,343.
(q)	7-day current yield as of July 31, 2023 is disclosed.
(r)	Security purchased with the cash proceeds from securities loaned. As of July 31, 2023, total cash collateral has a value of $11,790,037 and total non-cash collateral has a value of $537,493.
(s)	The notional amount is EUR.
(t)	The notional amount is GBP.
(u)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

Abbreviations:

1M	1 Month
1Y	1 Year
3M	3 Month
5Y	5 Year
6M	6 Month
10Y	10 Year
30D	30 Day
ABS	Asset-Backed Security
ADR	American Depositary Receipt
AUD	Australian Dollar
BANXICO	Banco de Mexico
CDO	Collateralized Debt Obligation
CDX	Credit Default Swap Index
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity
DDTL	Delayed Draw Term Loan
ETF	Exchange-Traded Fund
EUR	Euro
FNMA	Federal National Mortgage Association
Freddie Mac	Federal Home Loan Mortgage Corporation
GBP	British Pound
IDR	Indonesian Rupiah
JSC	Joint Stock Company
L.P.	Limited Partnership
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
MTN	Medium Term Note
MXN	Mexican Peso
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REMIC	Real Estate Mortgage Investment Conduit
SOFR	United States Secured Overnight Financing Rate

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
SONIA	Sterling Overnight Index Average
STACR	Structured Agency Credit Risk
TIIE	Tasa de Interés Interbancaria de Equilibrio
USD	United States Dollar
Concentration by Currency (%)(a)
U.S. Dollar	67.6
Euro	6.6
All other currencies less than 5%	25.8
Total	100.0
(a) Percentages shown are based on Net Assets.

Country Diversification (%)(a)
United States	55.4
All other countries less than 5%(b)	44.6
Total	100.0

(a) Percentages shown are based on Net Assets.
(b) Includes Other.

Futures Contracts outstanding at July 31, 2023: Exchange Traded

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year Australian Treasury Bond	8	9/15/2023	AUD	926,877	$ (3,158)
3-Month SONIA Index	7	9/19/2023	GBP	1,660,225	(20,138)
10-Year U.S. Treasury Note	155	9/20/2023	USD	17,267,969	(317,277)
U.S. Treasury Long Bond	39	9/20/2023	USD	4,853,063	(148,843)
Ultra U.S. Treasury Bond	40	9/20/2023	USD	5,288,750	(106,941)
Long Gilt	8	9/27/2023	GBP	769,040	(725)
2-Year U.S. Treasury Note	82	9/29/2023	USD	16,648,562	(254,569)
5-Year U.S. Treasury Note	74	9/29/2023	USD	7,904,703	(133,832)
3-Month SONIA Index	37	12/20/2023	GBP	8,727,375	(109,494)
3-Month SONIA Index	25	3/20/2024	GBP	5,886,563	(61,967)
CME 3-Month SOFR	17	3/18/2025	USD	4,074,475	(32,000)
Total Long Contracts					$(1,188,944)
Short Contracts
CME 3-Month SOFR	(6)	9/19/2023	USD	1,421,400	$ 10,613
CME 3-Month SOFR	(28)	3/19/2024	USD	6,623,750	37,650
Total Short Contracts					$ 48,263
					$(1,140,681)

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
Forward Foreign Currency Exchange Contracts outstanding at July 31, 2023:

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

10/20/23	Norwegian Kroner	10,931,172	U.S. Dollars	1,028,671	BNP Paribas	$ 52,352
10/20/23	Australian Dollars	2,566,409	U.S. Dollars	1,712,682	BNP Paribas	15,990
10/20/23	U.S. Dollars	1,488,283	British Pounds	1,156,381	Morgan Stanley	3,921
10/20/23	U.S. Dollars	205,986	Australian Dollars	300,000	BNP Paribas	3,913
10/20/23	Chinese Offshore Yuan	1,590,000	U.S. Dollars	220,824	Morgan Stanley	3,360
10/20/23	U.S. Dollars	224,811	Norwegian Kroner	2,250,000	BNP Paribas	2,301
10/20/23	Brazilian Reals	320,000	U.S. Dollars	64,662	Morgan Stanley	2,098
10/20/23	U.S. Dollars	324,375	Australian Dollars	480,000	JPMorgan Chase	1,058
10/20/23	U.S. Dollars	399,564	Indonesian Rupiahs	6,031,820,000	JPMorgan Chase	728
10/20/23	Norwegian Kroner	1,900,000	U.S. Dollars	187,173	Morgan Stanley	725
10/20/23	U.S. Dollars	75,281	Norwegian Kroner	760,000	JPMorgan Chase	122
10/20/23	U.S. Dollars	450,489	Euro	408,000	Morgan Stanley	79
Total Unrealized Appreciation						$ 86,647

10/20/23	U.S. Dollars	99,284	Norwegian Kroner	1,010,000	JPMorgan Chase	$ (599)
10/20/23	British Pounds	40,000	U.S. Dollars	51,976	Morgan Stanley	(631)
10/20/23	U.S. Dollars	223,008	Chinese Offshore Yuan	1,590,000	Morgan Stanley	(1,176)
10/20/23	U.S. Dollars	229,040	Canadian Dollars	303,547	BNP Paribas	(1,408)
10/16/23	British Pounds	216,125	U.S. Dollars	280,833	JPMorgan Chase	(3,408)
10/20/23	U.S. Dollars	129,942	Norwegian Kroner	1,350,000	BNP Paribas	(3,565)
10/20/23	U.S. Dollars	211,170	Mexican Pesos	3,669,971	Goldman Sachs	(4,673)
10/20/23	Japanese Yen	127,275,808	U.S. Dollars	913,376	Morgan Stanley	(7,082)
Total Unrealized Depreciation						$(22,542)
Net Unrealized Appreciation						$ 64,105
Written Put Credit Default - Sell Protection Swaption Contracts outstanding at July 31, 2023:
Over the Counter
Description	Fixed Deal (Pay) Rate	Counterparty	Expiration Date	Exercise Price	Notional Amount	Value
Markit CDX North America Investment Grade Index Series 40 (Pay Quarterly): Credit Default Swap Maturing 6/20/2028	1.00%	JPMorgan Chase	9/20/2023	70.00	8,624,000	$ (26,025)
Total Written OTC Put Credit Default Swaption Contracts (Premiums Received $11,211)						$(26,025)

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
Interest Rate Swap Contracts outstanding at July 31, 2023: Centrally Cleared

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
28-Day MXN-TIIE-BANXICO (Monthly)	8.97% (Monthly)	3/1/2030	MXN	27,411,000	$ 53,010	$ —	$ 53,010
2.60% (Annually)	2-Day USD SOFR (Annually)	2/15/2048	USD	168,000	25,643	20,101	5,542
3.05% (Annually)	2-Day USD SOFR (Annually)	2/15/2048	USD	964,000	74,847	37,521	37,326
3.15% (Annually)	2-Day USD SOFR (Annually)	5/15/2048	USD	979,000	55,063	8	55,055
Total					$208,563	$57,630	$150,933
Valuation Hierarchy
The following is a summary of the inputs used, as of July 31, 2023, in valuing the Fund's investments carried at fair value:
Morningstar Global Income Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$ —	$ 11,252,416	$—	$ 11,252,416
Common Stocks	52,980,090	41,034,474	—*	94,014,564
Convertible Bonds	—	255,961	—	255,961
Corporate Bonds	—	30,308,163	—	30,308,163
Foreign Issuer Bonds	—	16,219,058	—	16,219,058
Master Limited Partnerships	7,855,110	—	—	7,855,110
Mortgage-Backed Securities	—	9,655,980	—	9,655,980
Term Loans	—	18,524,151	—	18,524,151
Investment Companies	14,592,824	—	—	14,592,824
Short-Term Investments	19,157,355	1,481,949	—	20,639,304
Purchased Options	13	36,361	—	36,374
Total Investments	$94,585,392	$128,768,513	$—	$223,353,905

*Includes securities determined to have no value as of July 31, 2023.

Morningstar Global Income Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Futures Contracts	$ 48,263	$ —	$—	$ 48,263
Forward Foreign Currency Exchange Contracts	—	86,647	—	86,647
Swap Agreements	—	208,563	—	208,563
Total Assets - Derivative Financial Instruments	$ 48,263	$295,210	$—	$ 343,473
Liabilities:
Futures Contracts	$(1,188,944)	$ —	$—	$(1,188,944)

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
Morningstar Global Income Fund	Level 1	Level 2	Level 3	Totals
Forward Foreign Currency Exchange Contracts	$ —	$ (22,542)	$—	$ (22,542)
Written Options	—	(26,025)	—	(26,025)
Total Liabilities - Derivative Financial Instruments	$(1,188,944)	$ (48,567)	$—	$(1,237,511)
Net Derivative Financial Instruments	$(1,140,681)	$246,643	$—	$ (894,038)

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments
Morningstar Total Return Bond Fund
	Par (a)	Value
Long Positions – 108.9%
Asset-Backed Securities – 4.4%
Automobile – 0.4%
Avis Budget Rental Car Funding AESOP LLC, Series 2021-1A, Class A, 1.38%, 8/20/27(b)	$770,000	$ 677,603
Enterprise Fleet Financing LLC, Series 2023-1, Class A2, 5.51%, 1/22/29(b)	360,000	359,003
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85%, 8/15/35(b)	830,000	819,388
Hertz Vehicle Financing LLC,
Series 2021-1A, Class A, 1.21%, 12/26/25(b)	630,000	592,704
Series 2021-1A, Class C, 2.05%, 12/26/25(b)	420,000	393,466
		2,842,164
Home Equity – 0.0%(c)
Bayview Financial Mortgage Pass-Through Trust, Series 2006-A, Class M3, (1M CME Term SOFR + 1.09%), 6.41%, 2/28/41(d)	14,520	14,508
GSAA Home Equity Trust, Series 2006-4, Class 1A1, 3.65%, 3/25/36(e)	44,648	32,010
Option One Mortgage Loan Trust, Series 2004-3, Class M1, (1M CME Term SOFR + 0.89%, 0.78% Floor), 6.19%, 11/25/34(d)	75,549	73,576
Renaissance Home Equity Loan Trust, Series 2005-2, Class AV3, (1M CME Term SOFR + 0.85%, 0.74% Floor, 14.00% Cap), 6.15%, 8/25/35(d)	295,227	257,269
		377,363
Other – 3.7%
522 Funding CLO Ltd., Series 2020-6A, Class A1R, (3M CME Term SOFR + 1.41%, 1.15% Floor), 6.76%, 10/23/34(b)(d)	610,000	603,674
ABPCI Direct Lending Fund CLO X L.P., Series 2020-10A, Class A1A, (3M CME Term SOFR + 2.21%, 1.95% Floor), 7.20%, 1/20/32(b)(d)	400,000	396,961
	Par (a)	Value
Other (Continued)
Allegro CLO VII Ltd., Series 2018-1A, Class A, (3M CME Term SOFR + 1.36%, 1.10% Floor), 6.67%, 6/13/31(b)(d)	$250,000	$248,262
AMMC CLO Ltd., Series 2017-21A, Class A, (3M CME Term SOFR + 1.51%), 6.88%, 11/02/30(b)(d)	242,892	242,165
Anchorage Capital CLO Ltd., Series 2013-1A, Class A1R, (3M CME Term SOFR + 1.51%), 6.81%, 10/13/30(b)(d)	413,703	411,934
Arbor Realty Commercial Real Estate Notes Ltd., Series 2022-FL1, Class A, (30D Average SOFR + 1.45%, 1.45% Floor), 6.52%, 1/15/37(b)(d)	378,000	372,634
Ares LXIII CLO Ltd., Series 2022-63A, Class A1A, (3M CME Term SOFR + 1.38%, 1.38% Floor), 6.71%, 4/20/35(b)(d)	540,000	534,060
Ares XLII CLO Ltd., Series 2017-42A, Class BR, (3M CME Term SOFR + 1.76%, 1.50% Floor), 7.11%, 1/22/28(b)(d)	500,000	496,576
ARES XLIV CLO Ltd., Series 2017-44A, Class A1R, (3M CME Term SOFR + 1.34%, 1.08% Floor), 6.65%, 4/15/34(b)(d)	460,000	454,825
Atrium IX, Series 9A, Class AR2, (3M USD LIBOR + 0.99%, 0.99% Floor), 6.45%, 5/28/30(b)(d)	520,814	518,298
Ballyrock CLO Ltd., Series 2019-2A, Class A1BR, (3M USD LIBOR + 1.20%, 1.20% Floor), 6.58%, 11/20/30(b)(d)	250,000	246,387
Barings CLO Ltd., Series 2016-2A, Class AR2, (3M CME Term SOFR + 1.33%, 1.07% Floor), 6.66%, 1/20/32(b)(d)	250,000	248,487
Bayview Commercial Asset Trust, Series 2007-4A, Class A1, (1M CME Term SOFR + 0.79%, 0.68% Floor), 6.09%, 9/25/37(b)(d)	236,975	216,285

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Other (Continued)
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1A, (3M CME Term SOFR + 1.35%), 6.68%, 4/20/31(b)(d)	$250,000	$248,844
BlueMountain CLO Ltd.,
Series 2013-2A, Class A1R, (3M CME Term SOFR + 1.44%), 6.79%, 10/22/30(b)(d)	200,490	199,607
Series 2015-3A, Class A1R, (3M CME Term SOFR + 1.26%), 6.59%, 4/20/31(b)(d)	240,515	239,446

BlueMountain Fuji U.S. CLO I Ltd., Series 2017-1A, Class A1R, (3M CME Term SOFR + 1.24%, 0.98% Floor), 6.57%, 7/20/29(b)(d)	238,274	236,965
BlueMountain Fuji U.S. CLO II Ltd., Series 2017-2A, Class A1AR, (3M CME Term SOFR + 1.26%), 6.59%, 10/20/30(b)(d)	235,422	234,886
Carbone CLO Ltd., Series 2017-1A, Class A1, (3M CME Term SOFR + 1.40%), 6.73%, 1/20/31(b)(d)	230,383	229,567
Carlyle Global Market Strategies CLO Ltd.,
Series 2014-1A, Class A1R2, (3M CME Term SOFR + 1.23%, 0.97% Floor), 6.54%, 4/17/31(b)(d)	249,242	247,827
Series 2014-2RA, Class A1, (3M USD LIBOR + 1.05%), 6.37%, 5/15/31(b)(d)	729,370	724,093
Series 2014-3RA, Class A1A, (3M USD LIBOR + 1.05%), 6.67%, 7/27/31(b)(d)	495,916	492,941

Cayuga Park CLO Ltd., Series 2020-1A, Class AR, (3M CME Term SOFR + 1.38%, 1.38% Floor), 6.69%, 7/17/34(b)(d)	440,000	435,727
Cerberus Loan Funding XXVIII L.P., Series 2020-1A, Class A, (3M CME Term SOFR + 2.11%, 1.85% Floor), 7.42%, 10/15/31(b)(d)	73,918	73,823
	Par (a)	Value
Other (Continued)
CIFC Funding Ltd.,
Series 2013-3RA, Class A1, (3M CME Term SOFR + 1.24%, 0.98% Floor), 6.59%, 4/24/31(b)(d)	$250,000	$247,859
Series 2014-2RA, Class A1, (3M CME Term SOFR + 1.31%, 1.05% Floor), 6.66%, 4/24/30(b)(d)	226,261	224,940
Series 2015-3A, Class AR, (3M CME Term SOFR + 1.13%), 6.45%, 4/19/29(b)(d)	208,336	207,399
Series 2017-3A, Class A1, (3M CME Term SOFR + 1.48%), 6.81%, 7/20/30(b)(d)	226,401	226,171
Series 2017-4A, Class A1R, (3M CME Term SOFR + 1.21%, 0.95% Floor), 6.56%, 10/24/30(b)(d)	233,919	232,341
Series 2017-5A, Class A1, (3M CME Term SOFR + 1.44%), 6.75%, 11/16/30(b)(d)	232,767	232,344

Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4, Class M3A, (1M CME Term SOFR + 2.61%, 2.50% Floor), 7.91%, 7/25/37(d)	500,000	474,829
Dewolf Park CLO Ltd., Series 2017-1A, Class AR, (3M CME Term SOFR + 1.18%, 0.90% Floor), 6.49%, 10/15/30(b)(d)	249,487	248,101
Dryden 87 CLO Ltd., Series 2021-87A, Class A1, (3M USD LIBOR + 1.10%, 1.10% Floor), 6.48%, 5/20/34(b)(d)	770,000	760,922
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR, (3M CME Term SOFR + 1.16%), 6.47%, 4/15/29(b)(d)	194,814	194,025
First Franklin Mortgage Loan Trust,
Series 2003-FF4, Class M1, (1M CME Term SOFR + 1.91%, 1.80% Floor), 7.03%, 10/25/33(d)	244,991	232,476

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Other (Continued)
First Franklin Mortgage Loan Trust,
Series 2006-FF13, Class A1, (1M CME Term SOFR + 0.35%, 0.24% Floor), 5.65%, 10/25/36(d)	$ 27,886	$ 18,216
Series 2006-FF13, Class A2C, (1M CME Term SOFR + 0.43%, 0.32% Floor), 5.73%, 10/25/36(d)	16,270	10,800

Flatiron CLO 17 Ltd., Series 2017-1A, Class AR, (3M USD LIBOR + 0.98%, 0.98% Floor), 6.30%, 5/15/30(b)(d)	190,489	189,158
Generate CLO 2 Ltd., Series 2015-1A, Class AR, (3M CME Term SOFR + 1.41%, 1.15% Floor), 6.76%, 1/22/31(b)(d)	245,556	243,939
Golub Capital Partners CLO Ltd., Series 2015-25A, Class AR, (3M USD LIBOR + 1.38%, 1.38% Floor), 6.71%, 5/05/30(b)(d)	238,618	237,738
Hardee's Funding LLC, Series 2021-1A, Class A2, 2.87%, 6/20/51(b)	411,600	326,762
HGI CRE CLO Ltd., Series 2021-FL1, Class A, (1M CME Term SOFR + 1.16%, 1.16% Floor), 6.39%, 6/16/36(b)(d)	625,761	610,463
Hildene Community Funding CDO Ltd., Series 2015-1A, Class ARR, 2.60%, 11/01/35(b)	449,585	374,323
Home Equity Asset Trust, Series 2006-4, Class 2A4, (1M CME Term SOFR + 0.67%, 0.56% Floor), 5.97%, 8/25/36(d)	334,701	325,059
KKR CLO 32 Ltd., Series 32A, Class A1, (3M CME Term SOFR + 1.58%, 1.32% Floor), 6.89%, 1/15/32(b)(d)	150,000	149,580
KREF Ltd., Series 2022-FL3, Class A, (1M CME Term SOFR + 1.45%, 1.45% Floor), 6.70%, 2/15/39(b)(d)	820,000	807,773
	Par (a)	Value
Other (Continued)

LCM Loan Income Fund I Income Note Issuer Ltd., Series 27A, Class A1, (3M CME Term SOFR + 1.34%), 6.65%, 7/16/31(b)(d)	$250,000	$248,682
Long Beach Mortgage Loan Trust, Series 2006-6, Class 2A3, (1M CME Term SOFR + 0.41%, 0.30% Floor), 5.71%, 7/25/36(d)	732,915	289,718
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, (3M CME Term SOFR + 1.21%, 0.95% Floor), 6.53%, 4/19/30(b)(d)	396,752	395,341
Madison Park Funding XVIII Ltd., Series 2015-18A, Class ARR, (3M CME Term SOFR + 1.20%, 0.94% Floor), 6.54%, 10/21/30(b)(d)	492,355	488,529
Madison Park Funding XXIII Ltd., Series 2017-23A, Class AR, (3M CME Term SOFR + 1.23%, 0.97% Floor), 6.59%, 7/27/31(b)(d)	245,781	244,266
Madison Park Funding XXX Ltd., Series 2018-30A, Class A, (3M CME Term SOFR + 1.01%, 1.01% Floor), 6.32%, 4/15/29(b)(d)	236,237	233,613
Merrill Lynch Mortgage Investors Trust, Series 2004-WMC5, Class M1, (1M CME Term SOFR + 1.04%, 0.93% Floor), 6.34%, 7/25/35(d)	155,525	149,631
MF1 LLC, Series 2022-FL10, Class A, (1M CME Term SOFR + 2.64%, 2.64% Floor), 7.88%, 9/17/37(b)(d)	800,000	801,956
Myers Park CLO Ltd., Series 2018-1A, Class B1, (3M CME Term SOFR + 1.86%, 1.60% Floor), 7.19%, 10/20/30(b)(d)	250,000	245,675
NP SPE X L.P., Series 2021-1A, Class A1, 2.23%, 3/19/51(b)	775,881	680,318
OCP CLO Ltd., Series 2017-14A, Class A1A, (3M USD LIBOR + 1.15%, 1.15% Floor), 6.53%, 11/20/30(b)(d)	248,717	247,370

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Other (Continued)

Octagon Investment Partners 31 Ltd., Series 2017-1A, Class AR, (3M CME Term SOFR + 1.31%, 1.05% Floor), 6.64%, 7/20/30(b)(d)	$ 218,445	$ 217,036
Octagon Investment Partners XXI Ltd.,
Series 2012-1A, Class AAR3, (3M USD LIBOR + 1.00%, 1.00% Floor), 6.32%, 2/14/31(b)(d)	260,000	257,757
Series 2012-1A, Class AARR, (3M CME Term SOFR + 1.21%, 0.95% Floor), 6.52%, 7/15/29(b)(d)	1,161,690	1,157,159

OHA Credit Funding 7 Ltd., Series 2020-7A, Class AR, (3M CME Term SOFR + 1.30%, 1.30% Floor), 6.62%, 2/24/37(b)(d)	350,000	345,450
Owl Rock CLO III Ltd., Series 2020-3A, Class A1L, (3M CME Term SOFR + 2.06%), 7.39%, 4/20/32(b)(d)	270,000	268,360
PFS Financing Corp., Series 2021-B, Class A, 0.77%, 8/15/26(b)	910,000	861,753
Point Au Roche Park CLO Ltd., Series 2021-1A, Class A, (3M CME Term SOFR + 1.34%, 1.08% Floor), 6.67%, 7/20/34(b)(d)	620,000	615,436
Rad CLO 1 Ltd., Series 2018-1A, Class AR, (3M CME Term SOFR + 1.24%), 6.55%, 7/15/31(b)(d)	250,000	248,137
RR 3 Ltd., Series 2018-3A, Class A1R2, (3M CME Term SOFR + 1.35%, 1.09% Floor), 6.66%, 1/15/30(b)(d)	224,946	223,783
SBA Small Business Investment Cos., Series 2021-10A, Class 1, 1.67%, 3/10/31	223,586	193,173
Silver Rock CLO I Ltd., Series 2020-1A, Class A, (3M CME Term SOFR + 1.91%, 1.65% Floor), 7.24%, 10/20/31(b)(d)	440,000	438,988
	Par (a)	Value
Other (Continued)

Structured Asset Investment Loan Trust, Series 2004-7, Class A8, (1M CME Term SOFR + 1.31%, 1.20% Floor), 6.61%, 8/25/34(d)	$169,907	$166,570
STWD Ltd., Series 2022-FL3, Class A, (30D Average SOFR + 1.35%, 1.35% Floor), 6.42%, 11/15/38(b)(d)	430,000	428,722
Sunrun Vulcan Issuer LLC, Series 2021-1A, Class A, 2.46%, 1/30/52(b)	569,314	465,880
TCI-Symphony CLO Ltd., Series 2016-1A, Class AR2, (3M CME Term SOFR + 1.28%, 1.02% Floor), 6.58%, 10/13/32(b)(d)	250,000	248,374
Towd Point Mortgage Trust,
Series 2016-3, Class B1, 4.11%, 4/25/56(b)(e)	190,000	178,437
Series 2017-4, Class B2, 3.56%, 6/25/57(b)(e)	330,000	251,572
Series 2019-HY2, Class A1, (1M CME Term SOFR + 1.11%, 1.00% Floor), 6.41%, 5/25/58(b)(d)	559,245	558,727
Series 2020-2, Class M1B, 3.00%, 4/25/60(b)(e)	240,000	177,167

TRTX Issuer Ltd., Series 2022-FL5, Class A, (30D Average SOFR + 1.65%, 1.65% Floor), 6.72%, 2/15/39(b)(d)	810,000	790,110
United States Small Business Administration,
Series 2019-20D, Class 1, 2.98%, 4/01/39	34,177	30,986
Series 2019-25G, Class 1, 2.69%, 7/01/44	55,262	47,594

Venture 31 CLO Ltd., Series 2018-31A, Class A1, (3M CME Term SOFR + 1.29%, 1.03% Floor), 6.62%, 4/20/31(b)(d)	407,653	404,632
Voya CLO Ltd.,
Series 2015-1A, Class A1R, (3M CME Term SOFR + 1.16%, 0.90% Floor), 6.47%, 1/18/29(b)(d)	182,962	182,435

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Other (Continued)
Voya CLO Ltd.,
Series 2017-3A, Class A1R, (3M CME Term SOFR + 1.30%), 6.63%, 4/20/34(b)(d)	$230,000	$ 228,953
Series 2018-2A, Class A1, (3M CME Term SOFR + 1.26%, 1.00% Floor), 6.57%, 7/15/31(b)(d)	570,000	566,580

Whitebox CLO II Ltd., Series 2020-2A, Class A1R, (3M CME Term SOFR + 1.48%, 1.22% Floor), 6.83%, 10/24/34(b)(d)	290,000	286,913
Whitebox CLO III Ltd., Series 2021-3A, Class A1, (3M CME Term SOFR + 1.48%, 1.22% Floor), 6.79%, 10/15/34(b)(d)	420,000	417,179
Whitebox CLO IV Ltd., Series 2023-4A, Class A1, (3M CME Term SOFR + 2.15%, 2.15% Floor), 6.93%, 4/20/36(b)(d)	540,000	541,890
		29,754,344
Student Loan – 0.2%
Brazos Higher Education Authority, Inc., Series 2011-2, Class A3, (90D Average SOFR + 1.26%), 6.32%, 10/27/36(d)	146,701	146,355
Navient Student Loan Trust,
Series 2017-1A, Class A3, (30D Average SOFR + 1.26%), 6.33%, 7/26/66(b)(d)	200,390	198,141
Series 2017-2A, Class A, (30D Average SOFR + 1.16%), 6.23%, 12/27/66(b)(d)	95,121	93,793

SLM Private Credit Student Loan Trust, Series 2006-B, Class A5, (3M USD LIBOR + 0.27%), 5.82%, 12/15/39(d)	167,228	159,515
SLM Private Education Loan Trust, Series 2010-C, Class A5, (1M CME Term SOFR + 4.86%), 10.09%, 10/15/41(b)(d)	214,415	224,024
	Par (a)	Value
Student Loan (Continued)
SMB Private Education Loan Trust,
Series 2020-A, Class A2A, 2.23%, 9/15/37(b)	$155,001	$ 142,287
Series 2021-A, Class A2B, 1.59%, 1/15/53(b)	497,351	431,511
Series 2021-E, Class A1A, 1.68%, 2/15/51(b)	152,322	135,970

Sofi Professional Loan Program Trust, Series 2018-B, Class A2FX, 3.34%, 8/25/47(b)	47,430	45,870
		1,577,466
Whole Loan – 0.1%
Cascade MH Asset Trust, Series 2021-MH1, Class A1, 1.75%, 2/25/46(b)	122,204	103,704
PRPM LLC, Series 2022-1, Class A1, (Step to 6.72% on 3/25/25), 3.72%, 2/25/27(b)(f)	332,061	315,336
		419,040
Total Asset-Backed Securities (Cost $36,192,016)		34,970,377

Corporate Bonds – 18.2%
Aerospace & Defense – 1.0%
Boeing (The) Co.,
4.88%, 5/01/25	360,000	355,437
2.20%, 2/04/26	390,000	359,919
3.10%, 5/01/26	40,000	37,769
2.70%, 2/01/27	30,000	27,503
2.80%, 3/01/27	40,000	36,616
3.20%, 3/01/29	130,000	117,675
5.15%, 5/01/30	370,000	366,861
3.25%, 2/01/35	290,000	236,433
5.71%, 5/01/40	230,000	229,894
3.63%, 3/01/48	314,000	222,670
3.75%, 2/01/50	160,000	121,505
5.81%, 5/01/50	350,000	352,025
5.93%, 5/01/60	140,000	139,833
General Dynamics Corp.,
4.25%, 4/01/40	10,000	9,098
4.25%, 4/01/50	70,000	63,306
Huntington Ingalls Industries, Inc.,
3.48%, 12/01/27	314,000	289,305
2.04%, 8/16/28	219,000	185,478
4.20%, 5/01/30	67,000	62,199

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Aerospace & Defense (Continued)
L3Harris Technologies, Inc.,
4.40%, 6/15/28	$ 77,000	$ 74,482
1.80%, 1/15/31	367,000	291,402
5.40%, 7/31/33	40,000	40,276
4.85%, 4/27/35	60,000	57,073
5.60%, 7/31/53	40,000	40,797
Lockheed Martin Corp.,
3.55%, 1/15/26	60,000	58,145
1.85%, 6/15/30	104,000	86,825
3.90%, 6/15/32	90,000	84,311
4.75%, 2/15/34	47,000	46,710
3.60%, 3/01/35	185,000	164,789
4.15%, 6/15/53	390,000	337,211
Northrop Grumman Corp.,
2.93%, 1/15/25	40,000	38,550
3.25%, 1/15/28	280,000	261,757
4.03%, 10/15/47	287,000	242,349
5.25%, 5/01/50	820,000	827,566
4.95%, 3/15/53	530,000	509,849
RTX Corp.,
3.15%, 12/15/24	50,000	48,410
7.00%, 11/01/28	168,000	178,488
4.13%, 11/16/28	491,000	471,445
2.25%, 7/01/30	100,000	83,578
4.50%, 6/01/42	30,000	27,130
4.15%, 5/15/45	150,000	124,606
4.63%, 11/16/48	40,000	36,171
3.13%, 7/01/50	120,000	84,577
3.03%, 3/15/52	726,000	494,416

Textron, Inc., 3.90%, 9/17/29	324,000	297,740
		8,222,179
Apparel & Textile Products – 0.0%(c)
NIKE, Inc.,
2.40%, 3/27/25	60,000	57,452
2.75%, 3/27/27(g)	100,000	93,839
2.85%, 3/27/30	100,000	89,804
3.25%, 3/27/40	50,000	41,002
3.38%, 3/27/50	20,000	15,902
		297,999
Asset Management – 0.1%
Ares Capital Corp., 7.00%, 1/15/27	60,000	60,202
Charles Schwab (The) Corp.,
(SOFR + 2.21%), 5.64%, 5/19/29(h)	131,000	132,146
(SOFR + 2.50%), 5.85%, 5/19/34(h)	276,000	284,414
	Par (a)	Value
Asset Management (Continued)

Nuveen LLC, 4.00%, 11/01/28(b)	$ 100,000	$ 94,260
Vanguard Group (The), Inc., 3.05%, 8/22/50(i)	170,000	107,869
		678,891
Automotive – 0.0%(c)
General Motors Co.,
5.60%, 10/15/32(g)	60,000	58,761
6.60%, 4/01/36	10,000	10,360
5.95%, 4/01/49	70,000	65,548
		134,669
Banking – 2.7%
Bank of America Corp.,
4.20%, 8/26/24	60,000	59,043
(SOFR + 1.15%), 1.32%, 6/19/26(h)	1,090,000	1,001,348
(SOFR + 1.58%), 4.38%, 4/27/28(h)	430,000	414,064
(3M CME Term SOFR + 1.63%), 3.59%, 7/21/28(h)	160,000	149,002
(3M CME Term SOFR + 1.30%), 3.42%, 12/20/28(h)	600,000	552,408
(3M CME Term SOFR + 1.33%), 3.97%, 3/05/29(h)	196,000	184,398
(SOFR + 1.63%), 5.20%, 4/25/29(h)	476,000	472,781
(SOFR + 1.06%), 2.09%, 6/14/29(h)	208,000	178,459
(3M CME Term SOFR + 1.47%), 3.97%, 2/07/30(h)	620,000	576,714
(SOFR + 2.15%), 2.59%, 4/29/31(h)	990,000	832,083
(SOFR + 1.53%), 1.90%, 7/23/31(h)	200,000	159,233
(SOFR + 1.22%), 2.65%, 3/11/32(h)	298,000	246,761
(SOFR + 1.21%), 2.57%, 10/20/32(h)	270,000	219,128
(SOFR + 1.33%), 2.97%, 2/04/33(h)	1,136,000	948,983
(SOFR + 1.83%), 4.57%, 4/27/33(h)	554,000	520,815
(SOFR + 1.91%), 5.29%, 4/25/34(h)	582,000	577,559
5.00%, 1/21/44	170,000	163,907
(3M CME Term SOFR + 1.78%), 4.33%, 3/15/50(h)	30,000	26,270

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Banking (Continued)
Bank of America Corp.,
(3M CME Term SOFR + 3.41%), 4.08%, 3/20/51(h)	$ 530,000	$ 441,798
Citigroup, Inc.,
3.30%, 4/27/25	180,000	173,761
5.50%, 9/13/25	120,000	119,357
(SOFR + 2.84%), 3.11%, 4/08/26(h)	80,000	76,571
(SOFR + 1.89%), 4.66%, 5/24/28(h)	70,000	68,285
(3M CME Term SOFR + 1.41%), 3.52%, 10/27/28(h)	1,110,000	1,030,015
(3M CME Term SOFR + 1.45%), 4.08%, 4/23/29(h)	150,000	141,579
(3M CME Term SOFR + 1.60%), 3.98%, 3/20/30(h)	550,000	509,939
(SOFR + 3.91%), 4.41%, 3/31/31(h)	290,000	272,570
(SOFR + 2.11%), 2.57%, 6/03/31(h)	340,000	283,743
(SOFR + 1.94%), 3.79%, 3/17/33(h)	340,000	300,446
(SOFR + 2.09%), 4.91%, 5/24/33(h)	210,000	203,075
8.13%, 7/15/39	460,000	583,715
4.65%, 7/23/48	30,000	27,058
JPMorgan Chase & Co.,
(3M CME Term SOFR + 1.26%), 4.02%, 12/05/24(h)	470,000	466,897
(SOFR + 1.85%), 2.08%, 4/22/26(h)	200,000	188,084
(SOFR + 0.89%), 1.58%, 4/22/27(h)	530,000	477,170
3.63%, 12/01/27(g)	190,000	179,417
(3M CME Term SOFR + 1.59%), 4.45%, 12/05/29(h)	320,000	308,410
(SOFR + 1.75%), 4.57%, 6/14/30(g)(h)	195,000	187,612
(SOFR + 2.04%), 2.52%, 4/22/31(h)	510,000	431,419
(3M CME Term SOFR + 1.25%), 2.58%, 4/22/32(h)	320,000	265,431
(SOFR + 1.18%), 2.55%, 11/08/32(h)	130,000	106,814
(SOFR + 1.26%), 2.96%, 1/25/33(h)	536,000	452,287
4.95%, 6/01/45	220,000	205,594
(SOFR + 2.44%), 3.11%, 4/22/51(h)	50,000	35,202
	Par (a)	Value
Banking (Continued)

Morgan Stanley Bank NA, 4.75%, 4/21/26	$ 295,000	$ 291,367
PNC Financial Services Group (The), Inc.,
(SOFR + 1.32%), 5.81%, 6/12/26(h)	80,000	80,039
(SOFR + 1.84%), 5.58%, 6/12/29(h)	300,000	300,611

Truist Financial Corp., (SOFR + 2.05%), 6.05%, 6/08/27(h)	160,000	160,298
U.S. Bancorp,
1.45%, 5/12/25	250,000	233,425
(SOFR + 0.73%), 2.22%, 1/27/28(g)(h)	30,000	26,785
(SOFR + 2.02%), 5.78%, 6/12/29(h)	170,000	170,619
(SOFR + 2.26%), 5.84%, 6/12/34(g)(h)	60,000	60,838
Wells Fargo & Co.,
(SOFR + 2.00%), 2.19%, 4/30/26(h)	570,000	536,024
3.00%, 10/23/26	80,000	74,569
4.30%, 7/22/27	270,000	259,902
(3M CME Term SOFR + 1.57%), 3.58%, 5/22/28(h)	300,000	280,142
(SOFR + 2.10%), 2.39%, 6/02/28(h)	130,000	116,288
4.15%, 1/24/29	230,000	218,178
(SOFR + 1.74%), 5.57%, 7/25/29(h)	350,000	351,855
(3M CME Term SOFR + 1.43%), 2.88%, 10/30/30(h)	250,000	216,412
(3M CME Term SOFR + 4.03%), 4.48%, 4/04/31(h)	300,000	284,385
(SOFR + 1.50%), 3.35%, 3/02/33(h)	80,000	68,489
(SOFR + 2.02%), 5.39%, 4/24/34(h)	405,000	401,815
(SOFR + 1.99%), 5.56%, 7/25/34(h)	576,000	578,272
4.40%, 6/14/46	360,000	293,996
4.75%, 12/07/46	370,000	316,924
(3M CME Term SOFR + 4.50%), 5.01%, 4/04/51(h)	1,940,000	1,809,711
		21,950,149
Beverages – 0.1%
Coca-Cola (The) Co.,
3.38%, 3/25/27	90,000	86,841
1.45%, 6/01/27	90,000	80,435

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Beverages (Continued)
Coca-Cola (The) Co.,
2.50%, 6/01/40	$ 50,000	$ 37,018
2.60%, 6/01/50	80,000	54,957

Constellation Brands, Inc., 4.35%, 5/09/27	130,000	127,011
PepsiCo, Inc.,
2.25%, 3/19/25	10,000	9,561
2.63%, 3/19/27	10,000	9,366
1.63%, 5/01/30	40,000	33,162
2.88%, 10/15/49	40,000	29,601
		467,952
Biotechnology & Pharmaceuticals – 0.8%
AbbVie, Inc.,
2.60%, 11/21/24	490,000	471,714
3.80%, 3/15/25	410,000	399,434
3.60%, 5/14/25	40,000	38,752
2.95%, 11/21/26	100,000	93,809
3.20%, 11/21/29	480,000	434,791
4.55%, 3/15/35	201,000	191,412
4.50%, 5/14/35	366,000	346,794
4.05%, 11/21/39	22,000	19,155
4.88%, 11/14/48	20,000	18,763
4.25%, 11/21/49(g)	350,000	300,258
Amgen, Inc.,
4.05%, 8/18/29	193,000	183,393
5.25%, 3/02/30	446,000	448,920
4.40%, 5/01/45	20,000	17,159
4.40%, 2/22/62	344,000	281,135
5.75%, 3/02/63	265,000	266,378
Bristol-Myers Squibb Co.,
3.20%, 6/15/26	105,000	100,383
3.40%, 7/26/29	65,000	60,574
4.55%, 2/20/48	60,000	54,655
Gilead Sciences, Inc.,
2.60%, 10/01/40	149,000	106,990
4.50%, 2/01/45	189,000	170,660
4.75%, 3/01/46(g)	293,000	274,585
Johnson & Johnson,
0.55%, 9/01/25(g)	80,000	73,328
0.95%, 9/01/27	150,000	131,795
3.63%, 3/03/37	70,000	62,753
2.10%, 9/01/40	260,000	182,144
Merck & Co., Inc.,
0.75%, 2/24/26(g)	240,000	217,462
1.45%, 6/24/30	70,000	56,811
2.75%, 12/10/51	250,000	168,653
Pfizer Investment Enterprises Pte. Ltd.,
4.75%, 5/19/33	524,000	520,535
5.30%, 5/19/53	240,000	246,609
5.34%, 5/19/63	216,000	216,620
	Par (a)	Value
Biotechnology & Pharmaceuticals (Continued)
Pfizer, Inc.,
0.80%, 5/28/25	$160,000	$ 148,646
2.63%, 4/01/30	160,000	141,385
1.70%, 5/28/30	100,000	82,931
2.55%, 5/28/40	240,000	175,033
2.70%, 5/28/50(g)	180,000	125,764
		6,830,183
Cable & Satellite – 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.91%, 7/23/25	320,000	314,340
4.20%, 3/15/28	90,000	84,307
5.05%, 3/30/29	700,000	669,573
4.40%, 4/01/33(g)	400,000	352,182
5.38%, 4/01/38	60,000	51,568
3.50%, 6/01/41	300,000	202,443
3.50%, 3/01/42	60,000	39,905
5.38%, 5/01/47	59,000	48,206
5.75%, 4/01/48(g)	226,000	193,624
5.13%, 7/01/49	223,000	174,874
4.80%, 3/01/50	30,000	22,734
3.90%, 6/01/52	587,000	384,226
6.83%, 10/23/55	107,000	101,529
3.85%, 4/01/61	327,000	198,659
5.50%, 4/01/63	110,000	88,627
Comcast Corp.,
3.95%, 10/15/25(g)	160,000	156,218
3.15%, 3/01/26	50,000	47,854
3.30%, 4/01/27(g)	50,000	47,351
4.15%, 10/15/28	520,000	503,142
2.65%, 2/01/30	61,000	53,373
3.40%, 4/01/30	70,000	64,158
4.25%, 10/15/30	390,000	374,555
4.40%, 8/15/35	137,000	128,735
3.25%, 11/01/39	20,000	15,781
3.75%, 4/01/40	180,000	150,556
3.40%, 7/15/46	20,000	14,988
4.00%, 8/15/47	30,000	24,620
3.97%, 11/01/47	140,000	115,534
4.00%, 3/01/48	20,000	16,558
4.00%, 11/01/49	240,000	196,242
3.45%, 2/01/50	60,000	44,976
2.80%, 1/15/51	190,000	124,079
2.89%, 11/01/51	120,000	79,825
2.94%, 11/01/56	278,000	179,046
4.95%, 10/15/58	20,000	19,071
Cox Communications, Inc.,
3.15%, 8/15/24(b)	71,000	68,926
2.95%, 10/01/50(b)	62,000	38,059

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Cable & Satellite (Continued)
Time Warner Cable LLC,
6.55%, 5/01/37	$ 50,000	$ 47,912
5.88%, 11/15/40	130,000	114,986
		5,553,342
Commercial Support Services – 0.1%
Cintas Corp. No. 2,
3.70%, 4/01/27	20,000	19,276
4.00%, 5/01/32	120,000	113,561
Republic Services, Inc.,
2.50%, 8/15/24	70,000	67,782
2.38%, 3/15/33(g)	103,000	82,674

Waste Management, Inc., 4.88%, 2/15/34	205,000	202,597
		485,890
Diversified Industrials – 0.1%
3M Co.,
2.38%, 8/26/29	410,000	355,517
3.70%, 4/15/50(g)	100,000	79,953

Emerson Electric Co., 2.80%, 12/21/51	460,000	307,427
Honeywell International, Inc., 1.35%, 6/01/25	70,000	65,713
		808,610
E-Commerce Discretionary – 0.3%
Amazon.com, Inc.,
0.80%, 6/03/25(g)	130,000	120,481
3.30%, 4/13/27	50,000	47,664
1.20%, 6/03/27	380,000	334,551
3.15%, 8/22/27	140,000	132,081
3.45%, 4/13/29	110,000	104,139
1.50%, 6/03/30	70,000	57,297
2.10%, 5/12/31	80,000	66,844
3.60%, 4/13/32(g)	320,000	296,567
3.88%, 8/22/37	200,000	181,278
4.05%, 8/22/47	140,000	123,938
2.50%, 6/03/50(g)	700,000	455,926
4.25%, 8/22/57	240,000	212,030
		2,132,796
Electric Utilities – 1.5%
AEP Texas, Inc.,
3.95%, 6/01/28	280,000	264,129
5.40%, 6/01/33	286,000	286,488
3.45%, 5/15/51	267,000	188,285
AEP Transmission Co. LLC,
3.80%, 6/15/49	303,000	238,971
3.65%, 4/01/50	89,000	69,192
4.50%, 6/15/52	160,000	142,943
	Par (a)	Value
Electric Utilities (Continued)
Alabama Power Co.,
3.75%, 3/01/45	$ 42,000	$ 32,949
3.00%, 3/15/52	170,000	114,633

Ameren Illinois Co., 3.25%, 3/15/50	106,000	76,634
American Transmission Systems, Inc., 2.65%, 1/15/32(b)	317,000	263,089
Baltimore Gas and Electric Co.,
3.75%, 8/15/47	195,000	151,982
2.90%, 6/15/50	156,000	103,699

CenterPoint Energy Houston Electric LLC, 3.35%, 4/01/51	291,000	215,469
Cleveland Electric Illuminating (The) Co., 3.50%, 4/01/28(b)	100,000	92,000
Commonwealth Edison Co.,
4.00%, 3/01/49	129,000	105,189
3.00%, 3/01/50(g)	51,000	34,813
3.13%, 3/15/51	113,000	79,177
5.30%, 2/01/53	148,000	149,346

Connecticut Light and Power (The) Co., 4.90%, 7/01/33	139,000	138,245
Consumers Energy Co.,
4.63%, 5/15/33	69,000	67,347
3.75%, 2/15/50	288,000	227,310
4.20%, 9/01/52	217,000	183,999
DTE Electric Co.,
3.95%, 3/01/49	174,000	142,462
3.25%, 4/01/51	183,000	131,477
5.40%, 4/01/53	32,000	32,925
Duke Energy Carolinas LLC,
2.45%, 2/01/30	261,000	224,321
3.75%, 6/01/45	229,000	179,780
3.95%, 3/15/48	122,000	98,084
3.20%, 8/15/49	46,000	32,571
3.45%, 4/15/51(g)	169,000	122,700
Duke Energy Florida LLC,
2.50%, 12/01/29	62,000	53,838
1.75%, 6/15/30(g)	195,000	158,623
3.00%, 12/15/51(g)	241,000	163,649
5.95%, 11/15/52	164,000	176,881
Duke Energy Progress LLC,
3.45%, 3/15/29	379,000	350,429
2.50%, 8/15/50	257,000	158,486
4.00%, 4/01/52	5,000	4,035
5.35%, 3/15/53	85,000	85,097
Edison International,
5.25%, 11/15/28	268,000	264,110

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Electric Utilities (Continued)
Edison International,
6.95%, 11/15/29(g)	$264,000	$280,666

Entergy Louisiana LLC, 4.20%, 9/01/48	148,000	122,333
Evergy Kansas Central, Inc., 5.70%, 3/15/53	80,000	81,962
Eversource Energy, 5.45%, 3/01/28	187,000	189,664
Exelon Corp., 5.60%, 3/15/53	84,000	83,842
FirstEnergy Corp.,
2.05%, 3/01/25(g)	22,000	20,700
1.60%, 1/15/26	40,000	36,290
4.15%, 7/15/27	499,000	472,521
5.10%, 7/15/47	77,000	69,824
3.40%, 3/01/50	55,000	37,576

FirstEnergy Transmission LLC, 4.55%, 4/01/49(b)	341,000	281,623
Florida Power & Light Co., 3.99%, 3/01/49	174,000	144,817
MidAmerican Energy Co.,
3.10%, 5/01/27	148,000	138,323
3.65%, 4/15/29(g)	160,000	149,352
3.65%, 8/01/48	111,000	84,972
4.25%, 7/15/49	85,000	71,572

Mid-Atlantic Interstate Transmission LLC, 4.10%, 5/15/28(b)	40,000	37,892
Northern States Power Co.,
2.60%, 6/01/51	201,000	127,007
3.20%, 4/01/52	212,000	149,018

NRG Energy, Inc., 2.45%, 12/02/27(b)	36,000	30,555
Ohio Power Co.,
2.60%, 4/01/30	126,000	107,252
5.00%, 6/01/33	300,000	297,252
4.15%, 4/01/48	52,000	42,478
4.00%, 6/01/49	126,000	100,472
Oncor Electric Delivery Co. LLC,
4.55%, 9/15/32	89,000	85,897
2.70%, 11/15/51	116,000	74,445
Pacific Gas and Electric Co.,
2.10%, 8/01/27	50,000	43,104
2.50%, 2/01/31	180,000	142,243
3.30%, 8/01/40	20,000	13,745
3.50%, 8/01/50	805,000	521,382
6.70%, 4/01/53	40,000	39,953
	Par (a)	Value
Electric Utilities (Continued)

Progress Energy, Inc., 7.75%, 3/01/31	$ 70,000	$ 79,013
Public Service Co. of New Hampshire, 5.15%, 1/15/53	156,000	154,808
Public Service Electric and Gas Co.,
4.90%, 12/15/32(g)	396,000	395,402
2.05%, 8/01/50	375,000	216,229
San Diego Gas & Electric Co.,
3.32%, 4/15/50	129,000	91,288
2.95%, 8/15/51	196,000	132,413
Southern California Edison Co.,
2.25%, 6/01/30(g)	460,000	385,405
2.50%, 6/01/31	208,000	172,146
5.95%, 11/01/32	506,000	530,822

Southwestern Electric Power Co., 5.30%, 4/01/33	105,000	103,845
Southwestern Public Service Co., 3.15%, 5/01/50	320,000	218,552
		12,164,012
Electric, Gas Marketing & Trading – 0.1%
Consolidated Edison Co. of New York, Inc.,
3.35%, 4/01/30	50,000	45,410
3.95%, 4/01/50	20,000	16,218
6.15%, 11/15/52	177,000	194,508
PECO Energy Co.,
3.05%, 3/15/51	150,000	102,948
2.85%, 9/15/51	215,000	140,187
		499,271
Electrical Equipment – 0.0%(c)
Carrier Global Corp., 3.58%, 4/05/50	10,000	7,418
Otis Worldwide Corp., 2.06%, 4/05/25	50,000	47,264
		54,682
Entertainment Content – 0.2%
Fox Corp., 5.48%, 1/25/39	370,000	342,373
Time Warner Cable Enterprises LLC, 8.38%, 7/15/33	170,000	190,594
Warnermedia Holdings, Inc.,
6.41%, 3/15/26	140,000	140,237
3.76%, 3/15/27	80,000	74,882
4.05%, 3/15/29(g)	140,000	128,475
4.28%, 3/15/32	190,000	168,520

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Entertainment Content (Continued)
Warnermedia Holdings, Inc.,
5.05%, 3/15/42	$ 30,000	$ 24,941
5.14%, 3/15/52	260,000	211,336
		1,281,358
Food – 0.1%
Hershey (The) Co., 0.90%, 6/01/25	30,000	27,805
Kraft Heinz Foods Co., 3.00%, 6/01/26	102,000	96,462
Mars, Inc.,
2.70%, 4/01/25(b)(g)	90,000	86,169
3.20%, 4/01/30(b)	80,000	72,343
2.38%, 7/16/40(b)	200,000	136,895

Mondelez International, Inc., 1.50%, 5/04/25	250,000	233,938
		653,612
Gas & Water Utilities – 0.1%
Atmos Energy Corp., 4.13%, 3/15/49	40,000	33,377
CenterPoint Energy Resources Corp., 5.25%, 3/01/28	100,000	100,430
NiSource, Inc.,
5.25%, 3/30/28	184,000	184,358
5.40%, 6/30/33(g)	80,000	80,647

Piedmont Natural Gas Co., Inc., 2.50%, 3/15/31	103,000	84,122
		482,934
Health Care Facilities & Services – 0.8%
Cigna Group (The),
4.13%, 11/15/25	20,000	19,529
4.38%, 10/15/28	440,000	425,519
4.80%, 8/15/38	210,000	196,825
4.90%, 12/15/48	130,000	119,951
CVS Health Corp.,
3.63%, 4/01/27	40,000	38,080
4.30%, 3/25/28(g)	217,000	210,162
3.75%, 4/01/30	300,000	274,217
1.88%, 2/28/31	40,000	31,791
2.13%, 9/15/31	130,000	103,954
4.78%, 3/25/38	400,000	369,079
4.13%, 4/01/40	40,000	33,591
5.05%, 3/25/48	470,000	428,693
Elevance Health, Inc.,
3.65%, 12/01/27	300,000	284,543
4.10%, 5/15/32	80,000	74,443
4.55%, 5/15/52	40,000	35,375
6.10%, 10/15/52	195,000	212,262
	Par (a)	Value
Health Care Facilities & Services (Continued)
HCA, Inc.,
5.88%, 2/15/26	$252,000	$ 252,702
5.38%, 9/01/26	226,000	225,384
3.50%, 9/01/30	644,000	566,075
Humana, Inc.,
4.50%, 4/01/25(g)	20,000	19,704
3.95%, 3/15/27	140,000	134,250
3.70%, 3/23/29	310,000	287,065
3.13%, 8/15/29	310,000	276,283
2.15%, 2/03/32	50,000	39,334
UnitedHealth Group, Inc.,
3.75%, 7/15/25	50,000	48,728
1.25%, 1/15/26(g)	40,000	36,585
3.85%, 6/15/28	130,000	125,253
3.88%, 12/15/28	110,000	105,663
4.00%, 5/15/29	160,000	154,047
2.00%, 5/15/30	40,000	33,581
2.30%, 5/15/31	30,000	25,273
4.20%, 5/15/32	110,000	104,836
2.75%, 5/15/40	260,000	191,941
2.90%, 5/15/50	100,000	68,791
3.25%, 5/15/51	611,000	449,553
4.75%, 5/15/52	142,000	133,744
3.88%, 8/15/59	233,000	185,931
		6,322,737
Household Products – 0.1%
Haleon U.S. Capital LLC, 3.38%, 3/24/29	480,000	440,072
Kenvue, Inc., 4.90%, 3/22/33(b)	250,000	251,666
Kimberly-Clark Corp., 3.10%, 3/26/30	30,000	27,287
Procter & Gamble (The) Co.,
2.80%, 3/25/27	20,000	18,804
3.00%, 3/25/30	60,000	55,257
		793,086
Institutional Financial Services – 1.3%
Bank of New York Mellon (The) Corp., 1.60%, 4/24/25	60,000	56,318
Goldman Sachs Group (The), Inc.,
(SOFR + 0.51%), 0.66%, 9/10/24(h)	561,000	557,410
3.50%, 4/01/25	140,000	135,030
3.50%, 11/16/26	570,000	537,569
(SOFR + 1.85%), 3.62%, 3/15/28(h)	60,000	56,326
(3M CME Term SOFR + 1.42%), 3.81%, 4/23/29(h)	400,000	372,294

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Institutional Financial Services (Continued)
Goldman Sachs Group (The), Inc.,
(3M CME Term SOFR + 1.56%), 4.22%, 5/01/29(h)	$1,202,000	$1,139,883
(SOFR + 1.28%), 2.62%, 4/22/32(h)	319,000	261,659
(SOFR + 1.25%), 2.38%, 7/21/32(h)	240,000	191,772
(SOFR + 1.26%), 2.65%, 10/21/32(h)	557,000	452,319
(SOFR + 1.51%), 3.21%, 4/22/42(h)	80,000	59,327
(SOFR + 1.47%), 2.91%, 7/21/42(h)	160,000	113,282
5.15%, 5/22/45	250,000	235,049
4.75%, 10/21/45	230,000	210,204
Intercontinental Exchange, Inc.,
4.60%, 3/15/33	100,000	96,948
4.95%, 6/15/52	30,000	28,812
Morgan Stanley,
(SOFR + 1.99%), 2.19%, 4/28/26(h)	460,000	432,800
(3M CME Term SOFR + 1.40%), 3.77%, 1/24/29(h)	300,000	280,762
(SOFR + 1.59%), 5.16%, 4/20/29(h)	947,000	937,025
(SOFR + 1.63%), 5.45%, 7/20/29(h)	330,000	330,695
(3M CME Term SOFR + 1.89%), 4.43%, 1/23/30(h)	10,000	9,545
(SOFR + 1.14%), 2.70%, 1/22/31(g)(h)	1,033,000	881,420
(SOFR + 3.12%), 3.62%, 4/01/31(h)	340,000	305,576
(SOFR + 1.03%), 1.79%, 2/13/32(h)	285,000	221,638
(SOFR + 1.18%), 2.24%, 7/21/32(h)	470,000	373,889
(SOFR + 1.20%), 2.51%, 10/20/32(h)	230,000	185,462
(SOFR + 2.08%), 4.89%, 7/20/33(g)(h)	140,000	134,750
(SOFR + 2.56%), 6.34%, 10/18/33(h)	487,000	517,815
(SOFR + 1.87%), 5.25%, 4/21/34(h)	470,000	463,955
(SOFR + 1.88%), 5.42%, 7/21/34(h)	110,000	109,914
	Par (a)	Value
Institutional Financial Services (Continued)
Nasdaq, Inc.,
5.55%, 2/15/34	$302,000	$ 304,715
6.10%, 6/28/63	120,000	121,172
		10,115,335
Insurance – 0.1%
American International Group, Inc., 2.50%, 6/30/25	40,000	37,992
Aon Corp., 2.80%, 5/15/30	153,000	132,477
Aon Corp./Aon Global Holdings PLC,
5.00%, 9/12/32	89,000	87,894
5.35%, 2/28/33(g)	388,000	391,636

Berkshire Hathaway Finance Corp., 4.25%, 1/15/49	150,000	137,154
Guardian Life Global Funding, 1.10%, 6/23/25(b)	50,000	45,698
Marsh & McLennan Cos., Inc., 2.90%, 12/15/51	104,000	69,284
MetLife, Inc., 6.40%, 12/15/36	100,000	99,985
New York Life Global Funding, 0.95%, 6/24/25(b)	80,000	73,640
Principal Life Global Funding II, 1.25%, 6/23/25(b)	40,000	36,642
Teachers Insurance & Annuity Association of America, 4.90%, 9/15/44(b)	80,000	72,653
		1,185,055
Internet Media & Services – 0.1%
Alphabet, Inc.,
0.45%, 8/15/25	30,000	27,599
1.10%, 8/15/30	60,000	48,577
1.90%, 8/15/40	70,000	47,849
2.05%, 8/15/50	40,000	24,650

Meta Platforms, Inc., 5.75%, 5/15/63(g)	281,000	291,420
		440,095
Leisure Facilities & Services – 0.2%
Las Vegas Sands Corp.,
3.20%, 8/08/24	100,000	97,070
2.90%, 6/25/25	380,000	357,443
McDonald's Corp.,
3.30%, 7/01/25	70,000	67,637
1.45%, 9/01/25(g)	140,000	129,856
3.70%, 1/30/26	60,000	58,043
3.50%, 3/01/27	30,000	28,601

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Leisure Facilities & Services (Continued)
McDonald's Corp.,
3.50%, 7/01/27	$ 60,000	$ 57,215
3.80%, 4/01/28	270,000	259,451
2.13%, 3/01/30	170,000	144,320
3.60%, 7/01/30	80,000	74,187
4.88%, 12/09/45	30,000	28,525
4.20%, 4/01/50	240,000	205,400
		1,507,748
Machinery – 0.0%(c)
Deere & Co.,
3.10%, 4/15/30	30,000	27,373
3.75%, 4/15/50(g)	200,000	174,718

Eaton Corp., 4.15%, 11/02/42	30,000	26,313
		228,404
Medical Equipment & Devices – 0.0%(c)
Abbott Laboratories,
3.75%, 11/30/26	230,000	224,676
4.75%, 11/30/36	40,000	40,097
4.90%, 11/30/46	90,000	89,870

Becton Dickinson & Co., 4.69%, 12/15/44	15,000	13,714
Thermo Fisher Scientific, Inc., 2.00%, 10/15/31	64,000	52,103
		420,460
Metals & Mining – 0.0%(c)
Freeport-McMoRan, Inc., 5.45%, 3/15/43	80,000	74,489
Newmont Corp., 2.25%, 10/01/30	120,000	98,467
		172,956
Oil & Gas Producers – 3.6%
Apache Corp.,
4.75%, 4/15/43	153,000	119,791
4.25%, 1/15/44	380,000	263,720
BP Capital Markets America, Inc.,
3.41%, 2/11/26	20,000	19,302
3.12%, 5/04/26	220,000	209,616
3.94%, 9/21/28	110,000	105,324
3.63%, 4/06/30	80,000	74,412
1.75%, 8/10/30	200,000	163,422
3.00%, 2/24/50	190,000	131,140
Cameron LNG LLC,
2.90%, 7/15/31(b)	160,000	137,744
3.30%, 1/15/35(b)	933,000	778,049
3.40%, 1/15/38(b)	225,000	186,903
	Par (a)	Value
Oil & Gas Producers (Continued)
Cheniere Corpus Christi Holdings LLC,
5.88%, 3/31/25	$ 233,000	$ 232,953
5.13%, 6/30/27(g)	830,000	821,328
3.70%, 11/15/29(g)	104,000	94,898
2.74%, 12/31/39	83,000	65,006
Cheniere Energy Partners L.P.,
4.50%, 10/01/29	874,000	812,548
4.00%, 3/01/31(g)	121,000	107,674
3.25%, 1/31/32(g)	671,000	558,365
Chevron Corp.,
1.55%, 5/11/25	130,000	122,150
2.00%, 5/11/27	40,000	36,316
3.08%, 5/11/50	230,000	168,894

Chevron USA, Inc., 3.85%, 1/15/28(g)	240,000	234,011
Continental Resources, Inc.,
4.38%, 1/15/28	130,000	123,086
5.75%, 1/15/31(b)(g)	20,000	19,319
4.90%, 6/01/44	590,000	467,520
Coterra Energy, Inc.,
3.90%, 5/15/27	280,000	266,772
4.38%, 3/15/29	750,000	707,850
Devon Energy Corp.,
5.85%, 12/15/25	90,000	90,586
5.25%, 10/15/27	12,000	11,870
4.50%, 1/15/30	112,000	106,001
5.60%, 7/15/41(g)	291,000	276,694
4.75%, 5/15/42	440,000	377,863
5.00%, 6/15/45	150,000	132,136
Diamondback Energy, Inc.,
3.25%, 12/01/26	1,511,000	1,425,161
3.50%, 12/01/29	2,247,000	2,047,614
3.13%, 3/24/31(g)	584,000	506,677
4.40%, 3/24/51	310,000	248,238
Energy Transfer L.P.,
2.90%, 5/15/25	200,000	190,570
5.50%, 6/01/27	130,000	129,910
4.95%, 6/15/28	20,000	19,511
5.25%, 4/15/29	60,000	59,455
3.75%, 5/15/30	430,000	389,482
5.75%, 2/15/33	178,000	180,216
4.95%, 1/15/43	107,000	89,263
5.15%, 2/01/43	139,000	119,294
5.30%, 4/01/44	160,000	139,624
5.35%, 5/15/45	210,000	183,050
5.30%, 4/15/47	165,000	144,490
5.40%, 10/01/47	376,000	332,538
6.25%, 4/15/49	107,000	105,091

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Oil & Gas Producers (Continued)
Energy Transfer L.P.,
5.00%, 5/15/50	$412,000	$348,618
Enterprise Products Operating LLC,
4.15%, 10/16/28	270,000	258,710
3.13%, 7/31/29	100,000	90,066
2.80%, 1/31/30	300,000	263,058
7.55%, 4/15/38	10,000	11,589
4.85%, 3/15/44	80,000	73,006
5.10%, 2/15/45	100,000	94,492
4.80%, 2/01/49	40,000	36,209
4.20%, 1/31/50	60,000	49,611
3.70%, 1/31/51	170,000	128,796
3.95%, 1/31/60	70,000	53,417
(3M CME Term SOFR + 2.83%), 5.38%, 2/15/78(h)	50,000	41,965
EOG Resources, Inc.,
4.38%, 4/15/30	270,000	264,711
3.90%, 4/01/35	180,000	162,023
4.95%, 4/15/50	410,000	400,815
EQT Corp.,
3.13%, 5/15/26(b)	166,000	153,716
3.90%, 10/01/27	98,000	91,871
5.70%, 4/01/28(g)	33,000	33,004
5.00%, 1/15/29	167,000	157,921
7.00%, 2/01/30	371,000	390,426
3.63%, 5/15/31(b)	193,000	167,059
Exxon Mobil Corp.,
2.99%, 3/19/25	300,000	289,546
3.04%, 3/01/26	70,000	66,907
2.44%, 8/16/29	240,000	212,586
3.48%, 3/19/30	120,000	111,841
4.11%, 3/01/46	20,000	17,462
4.33%, 3/19/50	10,000	8,945
3.45%, 4/15/51	300,000	230,513
Kinder Morgan Energy Partners L.P.,
4.25%, 9/01/24	100,000	98,401
6.50%, 2/01/37	129,000	131,945
4.70%, 11/01/42	156,000	129,665
5.50%, 3/01/44	74,000	67,781
Kinder Morgan, Inc.,
4.30%, 6/01/25	90,000	87,973
4.30%, 3/01/28	350,000	336,009
5.55%, 6/01/45	210,000	196,076
5.05%, 2/15/46	40,000	34,806
5.20%, 3/01/48	60,000	53,055
MPLX L.P.,
4.00%, 3/15/28	200,000	189,091
4.80%, 2/15/29	30,000	29,114
4.50%, 4/15/38	90,000	77,573
	Par (a)	Value
Oil & Gas Producers (Continued)
MPLX L.P.,
5.20%, 3/01/47	$ 60,000	$ 53,233
5.20%, 12/01/47	100,000	88,018
4.70%, 4/15/48	210,000	173,997
5.50%, 2/15/49	90,000	82,132
NGPL PipeCo LLC,
4.88%, 8/15/27(b)	118,000	113,014
3.25%, 7/15/31(b)	489,000	402,747

Northwest Pipeline LLC, 4.00%, 4/01/27	400,000	380,914
Occidental Petroleum Corp.,
5.55%, 3/15/26	160,000	159,160
3.00%, 2/15/27	220,000	198,000
7.88%, 9/15/31	347,000	389,941
6.45%, 9/15/36	57,000	59,841
4.50%, 7/15/44	80,000	60,790
6.60%, 3/15/46(g)	150,000	158,970
4.10%, 2/15/47	50,000	34,985
4.20%, 3/15/48	230,000	174,013
Pioneer Natural Resources Co.,
1.13%, 1/15/26	30,000	27,187
1.90%, 8/15/30(g)	150,000	122,438
2.15%, 1/15/31	380,000	311,129
Sabine Pass Liquefaction LLC,
5.63%, 3/01/25	898,000	895,530
5.88%, 6/30/26	593,000	597,068
5.90%, 9/15/37(b)(g)	33,000	33,399

Southern Natural Gas Co. LLC, 8.00%, 3/01/32	80,000	91,857
Targa Resources Corp.,
5.20%, 7/01/27(g)	260,000	258,139
4.95%, 4/15/52	60,000	49,961
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.00%, 1/15/28(g)	307,000	294,741
5.50%, 3/01/30	180,000	173,572
4.88%, 2/01/31(g)	344,000	319,472

Tennessee Gas Pipeline Co. LLC, 2.90%, 3/01/30(b)	210,000	181,366
Texas Eastern Transmission L.P., 3.50%, 1/15/28(b)	333,000	307,955
Transcontinental Gas Pipe Line Co. LLC,
7.85%, 2/01/26	670,000	702,435
4.00%, 3/15/28	436,000	411,925

Viper Energy Partners L.P., 5.38%, 11/01/27(b)	383,000	367,680

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par (a)	Value
Oil & Gas Producers (Continued)
Western Midstream Operating L.P.,
3.10%, 2/01/25		$ 50,000	$ 47,793
4.65%, 7/01/26		90,000	87,322
Williams (The) Cos., Inc.,
4.90%, 1/15/45		440,000	381,776
5.10%, 9/15/45		140,000	126,529
4.85%, 3/01/48		110,000	96,250
3.50%, 10/15/51		109,000	75,829
			28,464,927
Real Estate Investment Trusts – 0.6%
American Tower Corp.,
3.95%, 3/15/29		53,000	49,079
3.80%, 8/15/29		204,000	186,895
2.10%, 6/15/30		127,000	102,581
2.70%, 4/15/31		333,000	275,265
5.65%, 3/15/33		204,000	205,943
Crown Castle, Inc.,
3.10%, 11/15/29(g)		416,000	364,252
3.30%, 7/01/30		143,000	125,810
2.10%, 4/01/31		707,000	563,252
5.10%, 5/01/33		95,000	92,544
Digital Dutch Finco B.V.,
1.50%, 3/15/30	EUR	130,000	117,630
1.00%, 1/15/32	EUR	100,000	82,169

Equinix, Inc., 2.15%, 7/15/30		185,000	149,864
Extra Space Storage L.P., 5.50%, 7/01/30(g)		75,000	74,908
GLP Capital L.P./GLP Financing II, Inc.,
5.75%, 6/01/28(g)		393,000	385,075
4.00%, 1/15/30		439,000	382,845
3.25%, 1/15/32		146,000	119,194
NNN REIT, Inc.,
3.10%, 4/15/50		42,000	26,039
3.50%, 4/15/51(g)		50,000	34,211

Prologis L.P., 5.13%, 1/15/34		178,000	177,937
VICI Properties L.P.,
4.75%, 2/15/28		184,000	175,402
4.95%, 2/15/30(g)		36,000	34,061
VICI Properties L.P./VICI Note Co., Inc.,
5.75%, 2/01/27(b)		245,000	241,725
3.75%, 2/15/27(b)		180,000	166,176
4.63%, 12/01/29(b)		897,000	819,661
4.13%, 8/15/30(b)		214,000	189,762
			5,142,280
	Par (a)	Value
Retail - Consumer Staples – 0.1%
Costco Wholesale Corp.,
1.38%, 6/20/27	$ 190,000	$ 168,403
1.75%, 4/20/32(g)	90,000	72,169

Target Corp., 2.25%, 4/15/25	110,000	104,850
Walmart, Inc.,
1.50%, 9/22/28	60,000	52,221
2.38%, 9/24/29	20,000	17,799
1.80%, 9/22/31	40,000	33,102
		448,544
Retail - Discretionary – 0.1%
Home Depot (The), Inc.,
2.50%, 4/15/27	60,000	55,704
3.90%, 12/06/28	10,000	9,663
2.70%, 4/15/30	80,000	70,668
3.30%, 4/15/40	160,000	129,507
3.90%, 6/15/47	20,000	16,854
3.35%, 4/15/50	210,000	158,757
Lowe's Cos., Inc.,
1.70%, 9/15/28(g)	180,000	153,944
4.50%, 4/15/30	315,000	305,020
2.80%, 9/15/41	228,000	160,565
		1,060,682
Semiconductors – 0.4%
Applied Materials, Inc., 1.75%, 6/01/30(g)	210,000	174,002
Broadcom, Inc.,
3.47%, 4/15/34(b)	642,000	526,574
3.14%, 11/15/35(b)(g)	1,112,000	853,099
4.93%, 5/15/37(b)	114,000	103,584
Intel Corp.,
3.70%, 7/29/25	20,000	19,467
1.60%, 8/12/28	100,000	86,470
5.13%, 2/10/30	120,000	120,962
5.20%, 2/10/33	90,000	91,043
4.75%, 3/25/50	80,000	71,885
3.05%, 8/12/51	190,000	126,696
KLA Corp.,
4.65%, 7/15/32(g)	70,000	69,236
3.30%, 3/01/50	155,000	114,896
5.25%, 7/15/62	63,000	62,885
Micron Technology, Inc.,
5.88%, 2/09/33	160,000	160,130
5.88%, 9/15/33	10,000	9,949
NVIDIA Corp.,
3.50%, 4/01/40	250,000	212,733
3.50%, 4/01/50	290,000	233,213
3.70%, 4/01/60	150,000	121,948

QUALCOMM, Inc., 4.50%, 5/20/52	124,000	111,756

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Semiconductors (Continued)
Texas Instruments, Inc.,
2.90%, 11/03/27(g)	$ 220,000	$ 205,391
1.75%, 5/04/30	70,000	58,731
3.88%, 3/15/39(g)	100,000	88,576
		3,623,226
Software – 0.5%
Adobe, Inc., 2.30%, 2/01/30	200,000	175,220
Microsoft Corp.,
3.30%, 2/06/27(g)	1,120,000	1,074,453
2.53%, 6/01/50(g)	200,000	136,237
2.92%, 3/17/52	70,000	51,138
Oracle Corp.,
1.65%, 3/25/26	310,000	282,855
2.95%, 4/01/30(g)	30,000	26,178
4.65%, 5/06/30	120,000	116,148
2.88%, 3/25/31	430,000	365,598
3.85%, 7/15/36	79,000	66,325
3.80%, 11/15/37	162,000	131,570
3.60%, 4/01/40	101,000	77,790
5.38%, 7/15/40	94,000	89,532
3.65%, 3/25/41	165,000	127,235
4.13%, 5/15/45	239,000	188,002
4.00%, 7/15/46	414,000	318,321
3.60%, 4/01/50	201,000	142,825
3.95%, 3/25/51	120,000	90,097
5.55%, 2/06/53(g)	40,000	38,357

Salesforce, Inc., 3.70%, 4/11/28	190,000	183,131
		3,681,012
Specialty Finance – 0.1%
Air Lease Corp.,
3.38%, 7/01/25	70,000	66,785
5.30%, 2/01/28	160,000	158,202
American Express Co.,
4.20%, 11/06/25	70,000	68,350
4.05%, 5/03/29	210,000	200,461
Capital One Financial Corp.,
(SOFR + 2.60%), 5.82%, 2/01/34(h)	238,000	231,282
(SOFR + 2.86%), 6.38%, 6/08/34(h)	136,000	137,298

Penske Truck Leasing Co. L.P./PTL Finance Corp., 5.88%, 11/15/27(b)	193,000	192,253
USAA Capital Corp., 2.13%, 5/01/30(b)	150,000	125,674
		1,180,305
	Par (a)	Value
Technology Hardware – 0.2%
Apple, Inc.,
1.13%, 5/11/25(g)	$260,000	$ 243,399
2.45%, 8/04/26	100,000	93,710
2.90%, 9/12/27	290,000	272,588

Dell International LLC/EMC Corp., 5.25%, 2/01/28(g)	216,000	216,465
Hewlett Packard Enterprise Co., 5.25%, 7/01/28(g)	126,000	125,408
Motorola Solutions, Inc.,
2.75%, 5/24/31	276,000	226,030
5.50%, 9/01/44	87,000	82,962
		1,260,562
Technology Services – 0.3%
FactSet Research Systems, Inc., 3.45%, 3/01/32	265,000	227,597
Global Payments, Inc.,
2.15%, 1/15/27	143,000	127,678
4.95%, 8/15/27(g)	370,000	362,682
3.20%, 8/15/29	367,000	323,382
2.90%, 5/15/30	39,000	33,101
Mastercard, Inc.,
3.35%, 3/26/30	120,000	111,214
3.85%, 3/26/50	280,000	239,022
Moody's Corp.,
4.88%, 12/17/48	41,000	38,200
2.55%, 8/18/60	60,000	32,605
3.10%, 11/29/61	115,000	73,937
MSCI, Inc.,
3.88%, 2/15/31(b)	144,000	127,772
3.63%, 11/01/31(b)	204,000	175,227
PayPal Holdings, Inc.,
1.65%, 6/01/25(g)	90,000	84,389
2.30%, 6/01/30	80,000	67,923
4.40%, 6/01/32	70,000	67,602
Visa, Inc.,
3.15%, 12/14/25	100,000	95,855
4.30%, 12/14/45	170,000	157,547
		2,345,733
Telecommunications – 1.3%
AT&T, Inc.,
3.80%, 2/15/27	170,000	161,656
2.30%, 6/01/27	170,000	152,269
1.65%, 2/01/28	340,000	290,383
4.30%, 2/15/30(b)	105,000	98,321
2.25%, 2/01/32	30,000	23,562
2.55%, 12/01/33	320,000	247,271
5.40%, 2/15/34(g)	292,000	287,270
4.50%, 5/15/35	260,000	234,535

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Telecommunications (Continued)
AT&T, Inc.,
5.35%, 9/01/40	$ 50,000	$ 47,570
3.50%, 6/01/41	483,000	359,629
5.55%, 8/15/41	40,000	38,246
4.80%, 6/15/44(g)	22,000	18,924
3.50%, 9/15/53	223,000	151,243
3.55%, 9/15/55	504,000	339,162
3.80%, 12/01/57	268,000	186,569
3.65%, 9/15/59	353,000	236,157
3.50%, 2/01/61(g)	56,000	36,949

Sprint LLC, 7.63%, 2/15/25(g)	757,000	774,132
T-Mobile USA, Inc.,
3.50%, 4/15/25	230,000	222,228
3.75%, 4/15/27	20,000	18,977
3.88%, 4/15/30	837,000	768,986
2.55%, 2/15/31	70,000	58,170
2.25%, 11/15/31	400,000	320,086
3.00%, 2/15/41	190,000	137,587
3.30%, 2/15/51	70,000	48,755
Verizon Communications, Inc.,
2.63%, 8/15/26	10,000	9,300
4.13%, 3/16/27	60,000	58,059
3.00%, 3/22/27	30,000	27,988
2.10%, 3/22/28	360,000	314,890
4.33%, 9/21/28	250,000	240,112
3.88%, 2/08/29	30,000	28,222
3.15%, 3/22/30	90,000	79,347
1.50%, 9/18/30	180,000	141,874
1.75%, 1/20/31	470,000	368,459
2.55%, 3/21/31(g)	420,000	348,633
2.36%, 3/15/32	932,000	744,223
5.05%, 5/09/33	217,000	213,055
4.50%, 8/10/33	310,000	289,667
4.40%, 11/01/34	674,000	616,675
2.65%, 11/20/40	750,000	512,479
3.40%, 3/22/41	50,000	37,990
3.85%, 11/01/42	60,000	47,715
4.13%, 8/15/46	70,000	56,806
4.86%, 8/21/46(g)	40,000	36,339
4.00%, 3/22/50	190,000	150,773
2.88%, 11/20/50	400,000	254,143
3.55%, 3/22/51	330,000	239,000
3.00%, 11/20/60	113,000	68,474
		10,142,860
Tobacco & Cannabis – 0.2%
Altria Group, Inc.,
2.35%, 5/06/25	30,000	28,327
4.40%, 2/14/26	172,000	168,867
4.80%, 2/14/29(g)	80,000	78,038
		Par (a)	Value
Tobacco & Cannabis (Continued)
Altria Group, Inc.,
3.13%, 6/15/31	EUR	$205,000	$ 194,645
2.45%, 2/04/32		180,000	141,679
5.80%, 2/14/39		70,000	68,868
3.40%, 2/04/41		100,000	69,628
4.25%, 8/09/42		244,000	189,191
5.95%, 2/14/49(g)		255,000	242,301
6.20%, 2/14/59		24,000	23,624
Philip Morris International, Inc.,
5.13%, 11/17/27		125,000	125,282
2.10%, 5/01/30		70,000	57,763
4.50%, 3/20/42		60,000	51,490
			1,439,703
Total Oil & Gas Services & Equipment – 0.0%(c)
Halliburton Co., 3.80%, 11/15/25		3,000	2,897
Transportation & Logistics – 0.3%
American Airlines Pass Through Trust,
Series 2015-2, Class AA, 3.60%, 9/22/27(g)		12,031	11,186
Series 2017-1, Class AA, 3.65%, 2/15/29		7,810	7,167
Series 2019-1, Class AA, 3.15%, 2/15/32		62,796	54,691
Burlington Northern Santa Fe LLC,
4.55%, 9/01/44		59,000	54,221
3.30%, 9/15/51		189,000	139,726
2.88%, 6/15/52		189,000	127,784

CSX Corp., 3.35%, 9/15/49		118,000	86,528
Delta Air Lines Pass Through Trust,
Series 2019-1, Class AA, 3.20%, 10/25/25		137,000	134,502
Series 2015-1, Class AA, 3.63%, 7/30/27		48,859	46,054
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/25(b)		164,969	161,693
4.75%, 10/20/28(b)		260,000	251,642
Norfolk Southern Corp.,
3.05%, 5/15/50		258,000	176,212
3.16%, 5/15/55		191,000	129,125
Ryder System, Inc.,
5.65%, 3/01/28		195,000	196,192
5.25%, 6/01/28		169,000	167,589
Union Pacific Corp.,
2.15%, 2/05/27		120,000	109,543
2.40%, 2/05/30		150,000	129,874

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Transportation & Logistics (Continued)
Union Pacific Corp.,
3.84%, 3/20/60	$272,000	$ 215,787
2.97%, 9/16/62	187,000	121,527
3.75%, 2/05/70	238,000	179,758
United Airlines Pass Through Trust,
Series 2020-1, Class B, 4.88%, 1/15/26(g)	42,023	40,560
Series 2014-1, Class A, 4.00%, 4/11/26	78,653	74,365
Series 2016-2, Class B, 3.65%, 4/07/27	2,116	1,969
Series 2020-1, Class A, 5.88%, 10/15/27	15,165	15,089
Series 2016-1, Class AA, 3.10%, 7/07/28	2,050	1,853
Series 2016-2, Class AA, 2.88%, 10/07/28	15,604	13,808
Series 2018-1, Class AA, 3.50%, 3/01/30	14,118	12,749
Series 2019-2, Class AA, 2.70%, 5/01/32	51,540	43,142
		2,704,336
Total Corporate Bonds (Cost $158,437,463)		145,381,472

Foreign Issuer Bonds – 6.2%
Argentina – 0.0%(c)
YPF S.A.,
6.95%, 7/21/27	10,000	8,500
7.00%, 9/30/33	15,526	12,103
7.00%, 12/15/47(b)	18,000	12,708
		33,311
Australia – 0.1%
BHP Billiton Finance USA Ltd., 5.00%, 9/30/43	160,000	158,730
Glencore Funding LLC,
4.00%, 3/27/27(b)	160,000	153,108
3.88%, 10/27/27(b)	70,000	65,780
5.70%, 5/08/33(b)	260,000	258,111
		635,729
Belgium – 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
3.65%, 2/01/26	300,000	290,294
4.90%, 2/01/46	200,000	189,549
Anheuser-Busch InBev Worldwide, Inc.,
4.00%, 4/13/28	140,000	135,074
4.75%, 1/23/29	260,000	258,900
3.50%, 6/01/30	50,000	46,187
	Par (a)	Value
Belgium (Continued)
Anheuser-Busch InBev Worldwide, Inc.,
4.35%, 6/01/40	$ 130,000	$ 118,342
4.60%, 4/15/48	22,000	20,111
5.55%, 1/23/49	260,000	269,812
		1,328,269
Brazil – 0.3%
Atento Luxco 1 S.A.,
8.00%, 2/10/26(b)(j)	16,000	320
8.00%, 2/10/26	5,000	100

Suzano Austria GmbH, 6.00%, 1/15/29	1,150,000	1,147,806
Vale Overseas Ltd.,
6.25%, 8/10/26(g)	560,000	573,407
6.88%, 11/21/36	300,000	319,604
		2,041,237
Canada – 0.2%
Air Canada Pass Through Trust, Series 2017-1, Class AA, 3.30%, 1/15/30(b)	13,853	12,143
Bank of Montreal,
1.85%, 5/01/25	210,000	197,042
(5Y USD Swap Rate + 1.43%), 3.80%, 12/15/32(h)	40,000	35,468
Bank of Nova Scotia (The),
3.45%, 4/11/25(g)	430,000	415,038
1.30%, 6/11/25	120,000	111,185
(5Y US Treasury CMT + 2.05%), 4.59%, 5/04/37(h)	140,000	121,068

Barrick North America Finance LLC, 5.75%, 5/01/43	190,000	194,919
Enbridge, Inc., 5.70%, 3/08/33	205,000	207,812
Royal Bank of Canada,
1.15%, 6/10/25	100,000	92,573
3.88%, 5/04/32(g)	340,000	311,645
Toronto-Dominion Bank (The),
1.15%, 6/12/25	110,000	101,731
4.46%, 6/08/32	110,000	103,563
		1,904,187
Chile – 0.2%
Chile Government International Bond, 3.10%, 1/22/61	310,000	201,593
Corp. Nacional del Cobre de Chile,
3.63%, 8/01/27(b)	330,000	311,179

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par (a)	Value
Chile (Continued)
Corp. Nacional del Cobre de Chile,
3.70%, 1/30/50(b)		$ 660,000	$ 492,999

Kenbourne Invest S.A., 6.88%, 11/26/24(b)		200,000	175,610
			1,181,381
China – 0.1%
NXP B.V./NXP Funding LLC/NXP USA, Inc.,
2.70%, 5/01/25		80,000	76,112
4.30%, 6/18/29		193,000	182,204
Prosus N.V.,
3.68%, 1/21/30(b)		600,000	512,261
4.03%, 8/03/50(b)		380,000	243,996
			1,014,573
Colombia – 0.3%
Avianca Midco 2 PLC, 9.00%, 12/01/28(b)		6,000	5,217
Colombia Government International Bond,
3.25%, 4/22/32		620,000	474,154
5.00%, 6/15/45		810,000	582,353
5.20%, 5/15/49		460,000	333,994
Colombian TES,
7.50%, 8/26/26	COP	412,000,000	98,729
5.75%, 11/03/27	COP	258,000,000	56,661
7.25%, 10/18/34	COP	137,000,000	28,203
Ecopetrol S.A.,
6.88%, 4/29/30		241,000	227,093
8.88%, 1/13/33		44,000	45,137
5.88%, 5/28/45		1,220,000	878,372
			2,729,913
Czech Republic – 0.0%(c)
Czech Republic Government Bond,
5.00%, 9/30/30	CZK	1,050,000	50,977
4.20%, 12/04/36	CZK	350,000	16,273
			67,250
Denmark – 0.0%(c)
Danske Bank A/S, (1Y US Treasury CMT + 0.55%), 0.98%, 9/10/25(b)(h)		220,000	207,977
France – 0.3%
BNP Paribas S.A.,
(3M CME Term SOFR + 2.50%), 4.71%, 1/10/25(b)(h)		200,000	198,801
(SOFR + 2.07%), 2.22%, 6/09/26(b)(h)		600,000	560,684
		Par (a)	Value
France (Continued)
BNP Paribas S.A.,
(1Y US Treasury CMT + 1.45%), 5.13%, 1/13/29(b)(h)		$ 500,000	$ 491,458
(3M CME Term SOFR + 2.83%), 5.20%, 1/10/30(b)(h)		300,000	292,213
(SOFR + 1.51%), 3.05%, 1/13/31(b)(h)		200,000	171,277

Credit Agricole S.A., (SOFR + 1.68%), 1.91%, 6/16/26(b)(h)		250,000	232,167
Danone S.A., 2.95%, 11/02/26(b)		200,000	188,356
			2,134,956
Germany – 0.1%
Deutsche Bank A.G.,
5.37%, 9/09/27		343,000	340,176
(SOFR + 1.32%), 2.55%, 1/07/28(h)		150,000	131,787
(SOFR + 3.18%), 6.72%, 1/18/29(h)		150,000	152,740
			624,703
India – 0.1%
Export-Import Bank of India, 3.38%, 8/05/26(b)		200,000	188,160
Reliance Industries Ltd.,
2.88%, 1/12/32(b)(g)		250,000	207,564
3.63%, 1/12/52(b)(g)		450,000	318,457
			714,181
Indonesia – 0.2%
Indonesia Government International Bond,
2.85%, 2/14/30		200,000	178,008
3.05%, 3/12/51		222,000	163,218
Indonesia Treasury Bond,
6.38%, 8/15/28	IDR	529,000,000	35,761
9.00%, 3/15/29	IDR	250,000,000	18,848
8.25%, 5/15/29	IDR	383,000,000	27,963
7.50%, 5/15/38	IDR	623,000,000	45,092

Pertamina Persero PT, 6.00%, 5/03/42(b)		280,000	278,167
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 5.45%, 5/21/28(b)		770,000	772,221
			1,519,278
Ireland – 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
2.45%, 10/29/26		400,000	359,714

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par (a)	Value
Ireland (Continued)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
3.00%, 10/29/28		$ 400,000	$ 348,992
3.30%, 1/30/32		150,000	123,077
			831,783
Israel – 0.1%
Energian Israel Finance Ltd., 8.50%, 9/30/33(b)		4,000	4,010
Israel Government International Bond,
2.75%, 7/03/30		500,000	438,850
4.50%, 4/03/20(k)		220,000	174,641

Leviathan Bond Ltd., 6.75%, 6/30/30(b)		1,000	942
			618,443
Japan – 0.1%
Mitsubishi UFJ Financial Group, Inc.,
(1Y US Treasury CMT + 1.13%), 3.84%, 4/17/26(g)(h)		200,000	192,850
(1Y US Treasury CMT + 1.97%), 5.41%, 4/19/34(g)(h)		375,000	373,001

Takeda Pharmaceutical Co. Ltd., 2.00%, 7/09/40	EUR	110,000	90,255
			656,106
Kazakhstan – 0.1%
Kazakhstan Government International Bond, 4.88%, 10/14/44		600,000	548,319
KazMunayGas National Co. JSC, 6.38%, 10/24/48(b)		420,000	371,182
			919,501
Kuwait – 0.1%
MEGlobal B.V.,
4.25%, 11/03/26(b)		210,000	201,115
2.63%, 4/28/28(b)		450,000	394,816
			595,931
Macau – 0.3%
Sands China Ltd.,
5.63%, 8/08/25		300,000	295,801
4.30%, 1/08/26		1,000,000	952,821
4.88%, 6/18/30		900,000	820,186
			2,068,808
		Par (a)	Value
Mexico – 0.7%
Comision Federal de Electricidad, 3.88%, 7/26/33(b)		$ 720,000	$ 563,124
Grupo Posadas S.A.B. de C.V., (Step to 7.00% on 12/30/23), 5.00%, 12/30/27(f)		22,234	18,982
Mexican Bonos,
7.50%, 6/03/27	MXN	1,500,000	84,610
8.50%, 5/31/29	MXN	5,820,000	342,349
8.00%, 5/24/35	MXN	1,000,000	56,251
8.50%, 11/18/38	MXN	1,983,200	114,887

Mexico Cetes, 0.00%, 11/28/24(l)	MXN	51,700,000	268,375
Mexico Government International Bond,
2.66%, 5/24/31		368,000	305,933
4.88%, 5/19/33		200,000	191,539
4.75%, 3/08/44		930,000	799,618
4.50%, 1/31/50(g)		420,000	341,304
4.40%, 2/12/52		1,150,000	903,961
Orbia Advance Corp. S.A.B. de C.V.,
1.88%, 5/11/26(b)		280,000	248,749
2.88%, 5/11/31(b)		270,000	214,603
Petroleos Mexicanos,
7.19%, 9/12/24	MXN	403,000	22,472
6.88%, 8/04/26		104,000	96,843
8.75%, 6/02/29		38,000	34,691
5.63%, 1/23/46		620,000	367,150
6.35%, 2/12/48		28,000	17,414

Southern Copper Corp., 5.25%, 11/08/42		770,000	733,228
			5,726,083
Morocco – 0.0%(c)
OCP S.A., 4.50%, 10/22/25(b)		200,000	193,790
Netherlands – 0.2%
Cooperatieve Rabobank U.A.,
4.38%, 8/04/25		440,000	426,240
(1Y US Treasury CMT + 1.22%), 3.65%, 4/06/28(b)(h)		250,000	232,390
(1Y US Treasury CMT + 1.42%), 3.76%, 4/06/33(b)(h)		250,000	219,064
Shell International Finance B.V.,
2.88%, 5/10/26		140,000	133,114
2.38%, 11/07/29		200,000	175,330
2.75%, 4/06/30		150,000	133,473

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par (a)	Value
Netherlands (Continued)
Shell International Finance B.V.,
4.38%, 5/11/45		$ 150,000	$ 134,742
4.00%, 5/10/46		80,000	67,906
3.25%, 4/06/50		340,000	249,092
			1,771,351
Panama – 0.1%
Panama Government International Bond,
3.88%, 3/17/28		200,000	188,518
6.70%, 1/26/36		490,000	523,604
4.50%, 4/16/50		260,000	201,259
4.50%, 4/01/56(g)		247,000	185,253
			1,098,634
Peru – 0.1%
Peruvian Government International Bond,
5.63%, 11/18/50		110,000	111,868
3.55%, 3/10/51(g)		220,000	162,466
3.60%, 1/15/72(g)		120,000	80,758
Petroleos del Peru S.A.,
4.75%, 6/19/32(b)		700,000	535,101
5.63%, 6/19/47(b)		200,000	134,000
			1,024,193
Philippines – 0.0%(c)
Philippine Government International Bond, 3.20%, 7/06/46		267,000	197,599
Romania – 0.0%(c)
Romanian Government International Bond, 2.13%, 3/07/28	EUR	23,000	22,399
Russia – 0.0%(c)
Russian Federal Bond - OFZ, 6.10%, 7/18/35	RUB	6,245,000	24,504
Saudi Arabia – 0.0%(c)
Gaci First Investment Co., 5.00%, 10/13/27		350,000	349,237
South Africa – 0.1%
Anglo American Capital PLC,
4.00%, 9/11/27(b)		600,000	566,700
2.88%, 3/17/31(b)		258,000	213,011
5.50%, 5/02/33(b)		220,000	215,936

Republic of South Africa Government Bond, 8.00%, 1/31/30	ZAR	2,100,000	105,392
			1,101,039
	Par (a)	Value
Spain – 0.1%
Banco Santander S.A., 2.75%, 5/28/25	$ 800,000	$ 756,872
Telefonica Emisiones S.A., 4.10%, 3/08/27	150,000	143,787
		900,659
Switzerland – 1.1%
Credit Suisse A.G.,
4.75%, 8/09/24	357,000	351,260
7.95%, 1/09/25	870,000	889,652
3.70%, 2/21/25	1,902,000	1,827,886
2.95%, 4/09/25	250,000	236,603
5.00%, 7/09/27	750,000	724,900
7.50%, 2/15/28	480,000	508,674
UBS Group A.G.,
(SOFR + 1.56%), 2.59%, 9/11/25(b)(h)	250,000	239,875
4.55%, 4/17/26	465,000	450,881
(1Y US Treasury CMT + 1.55%), 4.49%, 5/12/26(b)(h)	250,000	242,875
4.28%, 1/09/28(b)	381,000	358,234
4.25%, 3/23/28(b)	770,000	722,024
(3M USD LIBOR + 1.41%), 3.87%, 1/12/29(b)(h)	251,000	229,384
(SOFR + 3.73%), 4.19%, 4/01/31(b)(h)	250,000	226,067
(SOFR + 1.73%), 3.09%, 5/14/32(b)(h)	500,000	413,022
(1Y US Treasury CMT + 1.10%), 2.75%, 2/11/33(b)(h)	200,000	158,511
(SOFR + 3.92%), 6.54%, 8/12/33(b)(h)	328,000	342,443
(SOFR + 5.02%), 9.02%, 11/15/33(b)(h)	650,000	790,655
		8,712,946
Taiwan – 0.1%
TSMC Arizona Corp., 2.50%, 10/25/31	1,020,000	851,479
Ukraine – 0.0%(c)
Ukraine Government International Bond, 7.75%, 8/01/41(d)(m)	30,000	14,880
United Arab Emirates – 0.1%
DP World Ltd., 5.63%, 9/25/48(b)	700,000	666,408
United Kingdom – 0.5%
BAE Systems PLC, 3.40%, 4/15/30(b)	372,000	335,711

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
United Kingdom (Continued)
Barclays PLC,
(3M USD LIBOR + 1.90%), 4.97%, 5/16/29(h)	$200,000	$ 191,805
(3M USD LIBOR + 3.05%), 5.09%, 6/20/30(h)	200,000	185,313
(SOFR + 2.98%), 6.22%, 5/09/34(h)	483,000	487,496
BAT Capital Corp.,
3.56%, 8/15/27	290,000	269,341
2.26%, 3/25/28	100,000	86,452
4.54%, 8/15/47	190,000	141,348
4.76%, 9/06/49	25,000	18,980
3.98%, 9/25/50	324,000	219,563
7.08%, 8/02/53	105,000	105,000
HSBC Holdings PLC,
(SOFR + 1.93%), 2.10%, 6/04/26(h)	200,000	186,200
(3M CME Term SOFR + 1.81%), 4.04%, 3/13/28(h)	240,000	226,345
(3M CME Term SOFR + 1.87%), 3.97%, 5/22/30(h)	350,000	316,115

Lloyds Banking Group PLC, 4.38%, 3/22/28	290,000	275,701
Nationwide Building Society, (3M USD LIBOR + 1.39%), 4.36%, 8/01/24(b)(h)	200,000	200,000
Natwest Group PLC,
(3M USD LIBOR + 1.76%), 4.27%, 3/22/25(h)	200,000	197,544
(3M USD LIBOR + 1.91%), 5.08%, 1/27/30(h)	200,000	191,263

Reynolds American, Inc., 5.85%, 8/15/45	108,000	96,711
		3,730,888
Uruguay – 0.2%
Uruguay Government International Bond,
4.38%, 1/23/31(g)	170,000	166,363
5.75%, 10/28/34	380,000	408,500
5.10%, 6/18/50(g)	617,641	616,020
		1,190,883
Total Foreign Issuer Bonds (Cost $54,447,031)		49,404,489

Mortgage-Backed Securities – 33.6%
Commercial Mortgage-Backed Securities – 2.0%
245 Park Avenue Trust, Series 2017-245P, Class E, 3.66%, 6/05/37(b)(e)	740,000	509,955
	Par (a)	Value
Commercial Mortgage-Backed Securities (Continued)
AREIT Trust, Series 2022-CRE6, Class A, (30D Average SOFR + 1.25%, 1.25% Floor), 6.32%, 1/16/37(b)(d)	$ 784,596	$763,735
BANK,
Series 2017-BNK5, Class A4, 3.13%, 6/15/60	330,000	303,090
Series 2017-BNK7, Class A5, 3.44%, 9/15/60	100,000	92,149
Series 2018-BN13, Class A5, 4.22%, 8/15/61	480,000	453,558
Series 2019-BN19, Class C, 4.03%, 8/15/61(e)	280,000	182,679

Bayview Commercial Asset Trust, Series 2006-1A, Class A1, (1M CME Term SOFR + 0.52%), 5.82%, 4/25/36(b)(d)	247,322	222,181
Benchmark Mortgage Trust,
Series 2018-B2, Class A5, 3.88%, 2/15/51	390,000	357,857
Series 2019-B10, Class A4, 3.72%, 3/15/62	500,000	455,336
Series 2019-B9, Class XA, 1.02%, 3/15/52(e)	1,687,100	72,923
Series 2020-IG1, Class AS, 2.91%, 9/15/43	720,000	567,409
Series 2021-B25, Class XA, 1.10%, 4/15/54(e)	6,707,382	380,916
Series 2021-B27, Class XA, 1.26%, 7/15/54(e)	5,229,793	357,001

BHMS, Series 2018-ATLS, Class A, (1M CME Term SOFR + 1.30%, 1.25% Floor), 6.77%, 7/15/35(b)(d)	190,000	185,563
BX Commercial Mortgage Trust,
Series 2021-SOAR, Class A, (1M CME Term SOFR + 0.78%, 0.67% Floor), 6.01%, 6/15/38(b)(d)	622,031	609,951

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Commercial Mortgage-Backed Securities (Continued)
BX Commercial Mortgage Trust,
Series 2021-XL2, Class A, (1M CME Term SOFR + 0.80%, 0.69% Floor), 6.02%, 10/15/38(b)(d)	$ 828,846	$810,155

BXP Trust, Series 2017-GM, Class D, 3.42%, 6/13/39(b)(e)	370,000	305,159
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, (1M CME Term SOFR + 1.86%, 1.75% Floor), 7.09%, 12/15/37(b)(d)	100,000	98,744
CFK Trust, Series 2019-FAX, Class D, 4.64%, 1/15/39(b)(e)	100,000	85,997
Citigroup Commercial Mortgage Trust,
Series 2014-GC23, Class B, 4.18%, 7/10/47	240,000	224,193
Series 2016-P6, Class A4, 3.46%, 12/10/49	88,681	82,776
Series 2017-C4, Class A4, 3.47%, 10/12/50	420,000	386,097
Series 2019-SMRT, Class D, 4.74%, 1/10/36(b)(e)	500,000	497,762
Series 2019-SMRT, Class E, 4.74%, 1/10/36(b)(e)	500,000	497,715

Commercial Mortgage Trust, Series 2020-CX, Class A, 2.17%, 11/10/46(b)	290,000	227,746
CSMC, Series 2022-NWPT, Class A, (1M CME Term SOFR + 3.14%, 3.14% Floor), 8.36%, 9/09/24(b)(d)	100,000	99,897
CSMC OA LLC, Series 2014-USA, Class B, 4.18%, 9/15/37(b)	530,000	426,021
DBGS Mortgage Trust, Series 2019-1735, Class X, 0.29%, 4/10/37(b)(e)	13,945,000	175,760
GS Mortgage Securities Corp. Trust,
Series 2020-DUNE, Class A, (1M CME Term SOFR + 1.21%, 1.10% Floor), 6.44%, 12/15/36(b)(d)	960,000	949,091
	Par (a)	Value
Commercial Mortgage-Backed Securities (Continued)
GS Mortgage Securities Corp. Trust,
Series 2021-ROSS, Class A, (1M CME Term SOFR + 1.26%, 1.15% Floor), 6.49%, 5/15/26(b)(d)	$ 700,000	$620,611

GS Mortgage Securities Trust, Series 2017-GS8, Class A4, 3.47%, 11/10/50	240,000	218,936
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2022-NXSS, Class A, (1M CME Term SOFR + 2.18%, 2.18% Floor), 7.40%, 8/15/39(b)(d)	120,000	120,162
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2020-MKST, Class D, (1M CME Term SOFR + 1.86%, 1.50% Floor), 7.09%, 12/15/36(b)(d)	710,000	481,326
LSTAR Commercial Mortgage Trust, Series 2015-3, Class AS, 3.15%, 4/20/48(b)(e)	34,177	32,869
Morgan Stanley Capital I Trust,
Series 2019-BPR, Class A, (1M CME Term SOFR + 1.99%, 1.40% Floor), 7.21%, 5/15/36(b)(d)	322,337	307,278
Series 2019-L2, Class XA, 1.01%, 3/15/52(e)	2,501,663	106,083

OPG Trust, Series 2021-PORT, Class A, (1M CME Term SOFR + 0.60%, 0.48% Floor), 5.82%, 10/15/36(b)(d)	559,308	544,768
PFP Ltd., Series 2022-9, Class A, (1M CME Term SOFR + 2.27%, 2.27% Floor), 7.48%, 8/19/35(b)(d)	120,000	119,863
SFO Commercial Mortgage Trust, Series 2021-555, Class A, (1M CME Term SOFR + 1.26%, 1.15% Floor), 6.49%, 5/15/38(b)(d)	200,000	176,782

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Commercial Mortgage-Backed Securities (Continued)

SMRT, Series 2022-MINI, Class A, (1M CME Term SOFR + 1.00%, 1.00% Floor), 6.22%, 1/15/39(b)(d)	$ 790,000	$ 768,230
Soho Trust, Series 2021-SOHO, Class A, 2.70%, 8/10/38(b)(e)	846,000	588,842
SREIT Trust, Series 2021-MFP, Class A, (1M CME Term SOFR + 0.85%, 0.73% Floor), 6.07%, 11/15/38(b)(d)	800,000	783,964
VASA Trust, Series 2021-VASA, Class A, (1M CME Term SOFR + 1.01%, 0.90% Floor), 6.24%, 7/15/39(b)(d)	410,000	356,165
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK1, Class B, 2.97%, 8/15/49	300,000	225,266
Series 2017-C38, Class A5, 3.45%, 7/15/50	315,000	289,630
		16,122,191
Federal Home Loan Mortgage Corporation – 7.2%
Multiclass Certificates, Series 2020-RR07, Class BX, 2.61%, 10/27/28	4,160,000	420,009
Multifamily Structured Pass Through Certificates,
Series K095, Class XAM, 1.24%, 6/25/29(e)	500,000	30,844
Series K109, Class A2, 1.56%, 4/25/30	200,000	164,703
Series K139, Class A2, 2.59%, 1/25/32	200,000	171,337
Series K143, Class A2, 2.35%, 3/25/32	100,000	83,735
Series K149, Class A2, 3.53%, 8/25/32	600,000	552,035
Series K-1517, Class X1, 1.32%, 7/25/35(e)	234,722	24,888
Series K-157, Class A2, 4.20%, 5/25/33	200,000	193,251
Series K736, Class X1, 1.29%, 7/25/26(e)	961,778	28,884
Series K748, Class A2, 2.26%, 1/25/29	200,000	176,914
Series K751, Class A2, 4.41%, 3/25/30	100,000	98,371
	Par (a)	Value
Federal Home Loan Mortgage Corporation (Continued)
Pool,
4.60%, 2/01/30	$ 100,000	$ 97,228
3.50%, 1/01/34 - 6/01/52	1,769,566	1,620,314
2.00%, 9/01/35 - 2/01/52	16,444,654	13,644,591
1.50%, 4/01/36 - 2/01/51	2,915,307	2,369,035
3.00%, 9/01/37 - 8/01/52	5,953,761	5,287,190
2.00%, 10/01/41(n)	172,701	145,888
3.00%, 7/01/42 - 9/01/42(n)	470,293	419,700
4.00%, 1/01/45 - 2/01/53	2,661,161	2,525,934
4.50%, 3/01/47 - 12/01/52	2,990,954	2,898,992
(1Y USD LIBOR + 1.62%, 1.62% Floor, 7.87% Cap), 2.87%, 11/01/47(d)	171,727	162,526
(1Y USD LIBOR + 1.63%, 1.63% Floor, 8.01% Cap), 3.01%, 11/01/48(d)	618,980	579,942
5.00%, 11/01/49 - 4/01/53	1,671,574	1,635,470
(1Y USD LIBOR + 1.62%, 1.62% Floor, 8.10% Cap), 3.10%, 2/01/50(d)	303,150	287,182
2.50%, 7/01/50 - 4/01/52	13,973,272	11,928,747
2.50%, 7/01/50(n)	98,589	83,569
2.50%, 1/01/52(o)	4,537,682	3,860,667
4.00%, 4/01/52(n)	902,119	847,338
4.50%, 10/01/52(n)	99,539	95,299
6.00%, 11/01/52 - 6/01/53	1,357,859	1,367,415
5.50%, 1/01/53 - 7/01/53	2,248,133	2,236,809
6.50%, 2/01/53 - 5/01/53	678,655	696,318
6.50%, 5/01/53(n)	381,778	389,485
5.00%, 6/01/53(n)	99,872	97,615
5.50%, 6/01/53(n)	96,951	96,412
Real Estate Mortgage Investment Conduits,
Series 2019-RR01, Class X, 1.53%, 6/25/28	2,500,000	149,562
Series 4391, Class MZ, 3.00%, 9/15/44	260,600	222,138
Series 5010, Class IK, 2.50%, 9/25/50	66,378	9,948
Series 5010, Class JI, 2.50%, 9/25/50	318,951	54,756
Series 5013, Class IN, 2.50%, 9/25/50	81,003	12,873
Series 5018, Class MI, 2.00%, 10/25/50	251,993	33,153
Series 5022, Class KI, 3.00%, 10/25/50	952	154
Series 5040, Class IB, 2.50%, 11/25/50	71,552	12,380

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Federal Home Loan Mortgage Corporation (Continued)
Real Estate Mortgage Investment Conduits,
Series 5052, Class KI, 4.00%, 12/25/50	$180,656	$ 34,733
Series 5059, Class IB, 2.50%, 1/25/51	339,746	53,461
Series 5069, Class MI, 2.50%, 2/25/51	75,983	10,994
Series 5081, Class AI, 3.50%, 3/25/51	86,777	15,199
Series 5081, Class PI, 3.00%, 3/25/51	196,592	32,135
Series 5092, Class AP, 2.00%, 4/25/41	80,325	68,677
Series 5112, Class KI, 3.50%, 6/25/51	417,290	75,279
Series 5127, Class AI, 3.00%, 6/25/51	162,307	25,722
Series 5129, Class IO, 3.00%, 9/25/50	95,825	15,765
Series 5140, Class NI, 2.50%, 5/25/49	354,675	50,095
Series 5145, Class HI, 3.00%, 9/25/51	77,306	12,241
Series 5148, Class BI, 2.50%, 1/25/49	820,155	113,520
Series 5148, Class CI, 2.00%, 6/25/49	458,927	51,384
Series 5152, Class EI, 3.50%, 10/25/51	236,604	42,550
Series 5155, Class NI, 3.00%, 10/25/51	155,641	21,985
Series 5161, Class LI, 3.00%, 11/25/51	151,584	19,915
Series 5164, Class IB, 3.00%, 11/25/51	73,597	11,081
Series 5167, Class MI, 3.00%, 11/25/51	80,906	10,942
Series 5196, Class DI, 3.00%, 2/25/52	269,399	41,539
Series 5200, Class KQ, 3.00%, 9/25/49	82,939	74,601
Series 5224, Class HL, 4.00%, 4/25/52	500,000	451,854
Series 5230, Class PE, 2.00%, 12/25/51	300,000	232,677
Strips,
Series 334, Class S7, (5.99% - 30D Average SOFR, 6.10% Cap), 0.92%, 8/15/44(d)	122,005	11,595
Series 389, Class C45, 3.00%, 10/15/52	666,486	109,139
		57,400,684
	Par (a)	Value
Federal Home Loan Mortgage Corporation Gold – 0.5%
Pool,
3.00%, 10/01/32 - 12/01/32	$ 549,417	$ 516,388
3.50%, 6/01/46 - 4/01/49	2,270,950	2,104,633
4.50%, 4/01/47 - 4/01/49	576,313	564,512
4.00%, 6/01/48	657,955	626,514
5.00%, 11/01/48	29,914	29,749
		3,841,796
Federal National Mortgage Association – 10.4%
Alternative Credit Enhancement Securities,
Series 2013-M6, Class 1AC, 3.35%, 2/25/43(e)	48,339	45,153
Series 2019-M23, Class 3A3, 2.72%, 10/25/31(e)	91,684	79,973
Series 2019-M6, Class A2, 3.45%, 1/01/29	52,115	49,556
Series 2020-M36, Class X1, 1.44%, 9/25/34(e)	533,501	34,472
Interest Strip,
Series 409, Class C18, 4.00%, 4/25/42	7,826	1,439
Series 427, Class C71, 3.00%, 10/25/49	466,703	73,366
Series 427, Class C85, 3.50%, 8/25/49	187,481	33,010
Series 428, Class C16, 3.00%, 3/25/50	290,086	49,123
Pool,
3.00%, 9/01/28 - 12/01/54	11,202,062	10,024,128
3.16%, 5/01/29	56,620	52,196
2.93%, 6/01/30	18,808	17,245
4.74%, 6/01/30	100,000	98,414
2.15%, 2/01/32(e)	19,901	16,450
3.35%, 6/01/32	100,000	90,340
3.84%, 7/01/32	100,000	93,853
3.89%, 7/01/32	200,000	184,529
4.06%, 7/01/32	100,000	93,471
4.37%, 11/01/32	100,000	97,731
4.41%, 12/01/32	100,000	98,043
0.00%, 1/08/33(n)	100,000	100,758
4.36%, 2/01/33	100,000	97,690
4.42%, 3/01/33	100,000	98,122
4.48%, 5/01/33	100,000	98,578
4.32%, 6/01/33	100,000	97,326
4.72%, 7/01/33	100,000	100,538

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Federal National Mortgage Association (Continued)
Pool,
2.50%, 12/01/33 - 9/01/61	$22,667,870	$19,414,869
3.50%, 1/01/34 - 6/01/52	6,674,259	6,143,124
2.00%, 9/01/35 - 3/01/52	21,474,309	17,698,433
1.50%, 3/01/36 - 3/01/51	5,076,071	4,073,643
2.50%, 11/01/40 - 2/01/42(n)	206,540	180,150
2.00%, 9/01/41 - 10/01/41(n)	337,500	284,008
4.50%, 11/01/43 - 1/01/59	5,343,169	5,191,902
4.00%, 4/01/44 - 7/01/52	8,416,027	7,960,271
5.00%, 8/01/48 - 4/01/53	2,120,565	2,091,821
3.50%, 1/01/51(o)	2,080,762	1,908,637
4.00%, 4/01/52(n)	239,553	225,539
6.00%, 11/01/52 - 7/01/53	1,970,149	1,986,666
5.50%, 1/01/53 - 6/01/53	1,893,713	1,885,096
6.50%, 1/01/53	282,477	290,727
5.00%, 5/01/53(n)	97,263	95,064
Real Estate Mortgage Investment Conduits,
Series 2012-118, Class VZ, 3.00%, 11/25/42	134,184	120,298
Series 2013-54, Class BS, (6.04% - 30D Average SOFR, 6.15% Cap), 0.97%, 6/25/43(d)	17,626	1,867
Series 2014-6, Class Z, 2.50%, 2/25/44	253,552	213,480
Series 2015-65, Class CZ, 3.50%, 9/25/45	263,749	220,574
Series 2018-74, Class AB, 3.50%, 10/25/48	169,932	155,562
Series 2020-101, Class AI, 3.50%, 1/25/51	460	84
Series 2020-32, Class PI, 4.00%, 5/25/50	86,282	17,507
Series 2020-47, Class GZ, 2.00%, 7/25/50	212,711	126,776
Series 2020-56, Class AQ, 2.00%, 8/25/50	700,000	534,949
Series 2020-56, Class DI, 2.50%, 8/25/50	77,775	13,428
Series 2020-57, Class TA, 2.00%, 4/25/50	206,077	176,281
Series 2020-74, Class EI, 2.50%, 10/25/50	75,913	12,144
Series 2020-77, Class HI, 4.00%, 11/25/50	273,003	54,225
	Par (a)	Value
Federal National Mortgage Association (Continued)
Real Estate Mortgage Investment Conduits,
Series 2020-89, Class DI, 2.50%, 12/25/50	$ 226,669	$ 33,926
Series 2020-97, Class AI, 2.00%, 1/25/51	440,312	57,772
Series 2021-1, Class IG, 2.50%, 2/25/51	170,891	27,950
Series 2021-3, Class MI, 3.50%, 2/25/51	158,796	28,076
Series 2021-3, Class QI, 2.50%, 2/25/51	716,272	108,245
Series 2021-31, Class IB, 4.00%, 6/25/51	241,031	47,336
Series 2021-50, Class IO, 4.00%, 8/25/51	264,274	51,093
Series 2021-61, Class KI, 2.50%, 4/25/49	533,509	73,401
Series 2021-65, Class JA, 2.00%, 1/25/46	75,670	65,145
Series 2021-69, Class IJ, 2.50%, 1/25/49	828,072	110,673
Series 2022-57, Class BC, 4.00%, 9/25/52	92,248	86,973
		83,593,219
Government National Mortgage Association – 3.2%
Pool,
2.00%, 8/01/53(n)	2,670,900	2,232,705
2.50%, 8/01/53(n)	2,173,488	1,873,657
3.00%, 8/01/53(n)	1,546,271	1,375,517
3.50%, 8/01/53(n)	3,647,000	3,350,681
4.00%, 8/01/53(n)	1,678,000	1,580,466
4.50%, 8/01/53(n)	5,484,000	5,275,137
5.00%, 8/01/53(n)	2,165,000	2,121,362
5.50%, 8/01/53(n)	854,000	848,662
6.00%, 8/01/53(n)	505,000	507,387
6.50%, 8/01/53(n)	172,000	174,755

Series 2013-107, Class AD, 2.84%, 11/16/47(e)	75,209	66,787
Series 2014-17, Class AM, 3.54%, 6/16/48(e)	7,779	7,306
Series 2014-H20, Class FA, (1M USD LIBOR + 0.43%, 0.43% Floor), 5.59%, 10/20/64(d)	141,822	140,719
Series 2018-168, Class PA, 4.00%, 8/20/48	88,388	83,672
Series 2019-18, Class TP, 3.50%, 2/20/49	94,959	86,610
Series 2020-103, Class AD, 1.45%, 1/16/63	586,406	446,336
Series 2020-123, Class IL, 2.50%, 8/20/50	74,962	10,311

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Government National Mortgage Association (Continued)

Series 2020-123, Class NI, 2.50%, 8/20/50	$ 154,516	$ 21,332
Series 2020-127, Class IN, 2.50%, 8/20/50	76,054	10,318
Series 2020-129, Class IE, 2.50%, 9/20/50	78,398	10,618
Series 2020-144, Class IO, 2.50%, 9/20/50	137,334	17,881
Series 2020-146, Class DI, 2.50%, 10/20/50	71,395	9,324
Series 2020-151, Class MI, 2.50%, 10/20/50	143,464	19,093
Series 2020-160, Class IH, 2.50%, 10/20/50	80,838	10,954
Series 2020-160, Class VI, 2.50%, 10/20/50	77,519	11,012
Series 2020-160, Class YI, 2.50%, 10/20/50	236,394	31,293
Series 2020-181, Class WI, 2.00%, 12/20/50	375,787	40,703
Series 2020-185, Class MI, 2.50%, 12/20/50	74,647	9,969
Series 2020-190, Class IO, 1.05%, 11/16/62(e)	3,050,245	227,117
Series 2020-47, Class MI, 3.50%, 4/20/50	256,842	42,806
Series 2020-47, Class NI, 3.50%, 4/20/50	71,027	11,646
Series 2020-H04, Class FP, (1M USD LIBOR + 0.50%, 0.50% Floor), 5.05%, 6/20/69(d)	177,627	175,789
Series 2020-H09, Class FL, (1M USD LIBOR + 1.15%, 1.15% Floor), 4.85%, 5/20/70(d)	123,596	123,726
Series 2020-H13, Class FA, (1M USD LIBOR + 0.45%, 0.45% Floor, 7.50% Cap), 4.44%, 7/20/70(d)	709,581	692,346
Series 2020-H13, Class FM, (1M USD LIBOR + 0.40%, 0.40% Floor, 11.00% Cap), 5.56%, 8/20/70(d)	136,127	134,572
Series 2021-14, Class AB, 1.34%, 6/16/63	290,702	217,446
Series 2021-15, Class GI, 3.50%, 1/20/51	70,259	11,674
Series 2021-161, Class IB, 4.00%, 9/20/51	64,360	10,178
Series 2021-176, Class IA, 3.50%, 10/20/51	67,077	10,125
Series 2021-188, Class PA, 2.00%, 10/20/51	952,974	793,321
	Par (a)	Value
Government National Mortgage Association (Continued)

Series 2021-209, Class TJ, 3.50%, 11/20/51	$ 68,037	$ 9,898
Series 2021-21, Class AH, 1.40%, 6/16/63	437,518	331,133
Series 2021-214, Class AI, 4.00%, 12/20/51	96,757	15,087
Series 2021-215, Class LI, 3.00%, 12/20/51	83,418	9,963
Series 2021-221, Class CI, 3.00%, 12/20/51	71,113	8,478
Series 2021-29, Class AG, 5.00%, 2/20/51	75,586	74,829
Series 2021-29, Class TI, 2.50%, 2/20/51	462,337	78,329
Series 2021-5, Class IO, 1.11%, 1/16/61(e)	3,246,955	235,287
Series 2021-67, Class QI, 3.00%, 4/20/51	76,923	10,815
Series 2021-76, Class JI, 3.00%, 8/20/50	79,000	11,801
Series 2021-78, Class IC, 4.00%, 5/20/51	64,392	10,597
Series 2021-8, Class AQ, 5.00%, 1/20/51	75,402	76,302
Series 2021-83, Class PI, 3.00%, 5/20/51	318,003	46,305
Series 2021-96, Class MI, 3.00%, 6/20/51	138,135	20,635
Series 2021-96, Class VI, 2.50%, 6/20/51	1,582,969	213,900
Series 2022-139, Class AL, 4.00%, 7/20/51	200,000	182,431
Series 2022-189, Class PT, 2.50%, 10/20/51	96,003	80,907
Series 2022-196, Class BE, 3.00%, 10/16/64(e)	100,000	72,306
Series 2022-220, Class E, 3.00%, 10/16/64	200,000	147,297
Series 2022-3, Class IO, 0.64%, 2/16/61(e)	97,243	5,004
Series 2022-4, Class Z, 1.90%, 3/16/64	205,777	97,946
Series 2022-63, Class LM, 3.50%, 10/20/50	400,000	337,208
Series 2022-78, Class IO, 3.00%, 8/20/51	82,375	11,763
Series 2022-82, Class Z, 2.00%, 2/16/64	921,229	556,504
		25,470,038

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Government National Mortgage Association II – 3.4%
Pool,
3.00%, 9/15/42 - 12/20/52	$ 5,879,350	$ 5,239,715
3.50%, 3/20/45 - 12/20/52	2,908,539	2,683,419
4.00%, 8/20/46 - 4/20/53	2,693,942	2,562,827
4.50%, 4/20/47 - 9/20/52	2,808,192	2,725,815
5.00%, 5/20/48 - 5/20/53	1,496,936	1,477,697
2.50%, 10/20/49 - 1/20/53	9,257,144	7,980,574
2.00%, 8/20/50 - 11/20/51	4,664,456	3,909,201
5.50%, 11/20/52 - 2/20/53	488,564	486,279
6.00%, 3/20/53	197,405	198,388
		27,263,915
Uniform Mortgage-Backed Securities – 5.2%
Pool,
1.50%, 8/01/38 - 8/01/53(n)	278,318	222,194
2.00%, 8/01/38 - 8/01/53(n)	4,660,235	3,805,420
2.50%, 8/01/38 - 8/01/53(n)	1,976,000	1,689,226
3.50%, 8/01/38 - 8/01/53(n)	4,988,100	4,522,689
4.00%, 8/01/38(n)	160,000	154,300
4.50%, 8/01/38 - 8/01/53(n)	464,000	447,858
3.00%, 8/01/52(n)	8,037,047	7,031,474
5.00%, 8/01/53(n)	11,479,445	11,213,534
5.50%, 8/01/53(n)	12,039,491	11,955,779
6.50%, 8/01/53(n)	431,000	439,468
		41,481,942
Whole Loan – 1.7%
Adjustable Rate Mortgage Trust, Series 2005-9, Class 5A1, (1M CME Term SOFR + 0.65%, 0.54% Floor, 11.00% Cap), 5.95%, 11/25/35(d)	81,524	80,378
Angel Oak Mortgage Trust, Series 2022-3, Class A1, 4.00%, 1/10/67(b)	703,535	652,800
CIM Trust, Series 2021-R6, Class A1, 1.43%, 7/25/61(b)	248,238	211,295
COLT Mortgage Loan Trust, Series 2022-2, Class A1, (Step to 3.96% on 3/25/26), 2.99%, 2/25/67(b)(f)	162,969	144,292
	Par (a)	Value
Whole Loan (Continued)
CSMC,
Series 2019-NQM1, Class A2, (Step to 3.86% on 12/25/23), 2.86%, 10/25/59(b)(f)	$222,302	$212,597
Series 2021-NQM2, Class A3, 1.54%, 2/25/66(b)	81,513	66,606
Series 2021-NQM6, Class A3, 1.59%, 7/25/66(b)	606,498	473,574
Series 2021-NQM7, Class A1, 1.76%, 10/25/66(b)	143,745	118,911
Series 2022-NQM1, Class A1, 2.27%, 11/25/66(b)(e)	665,766	559,757
CSMC Trust,
Series 2021-RPL2, Class A1, 2.00%, 1/25/60(b)	114,530	95,945
Series 2021-RPL4, Class A1, 1.80%, 12/27/60(b)(e)	149,697	138,642
Series 2021-RPL6, Class A1, 2.00%, 10/25/60(b)	142,003	122,413

Deephaven Residential Mortgage Trust, Series 2022-1, Class A1, 2.21%, 1/25/67(b)	385,984	338,403
Ellington Financial Mortgage Trust,
Series 2021-2, Class A1, 0.93%, 6/25/66(b)	297,948	236,657
Series 2022-1, Class A1, 2.21%, 1/25/67(b)	180,341	149,200

FNMA Connecticut Avenue Securities, Series 2016-C03, Class 1M2, (30D Average SOFR + 5.41%), 10.48%, 10/25/28(d)	149,809	158,798
Freddie Mac STACR Debt Notes, Series 2021-DNA2, Class M2, (30D Average SOFR + 2.30%), 7.37%, 8/25/33(b)(d)	180,707	181,499
Freddie Mac STACR REMIC Trust,
Series 2021-DNA6, Class M2, (30D Average SOFR + 1.50%), 6.57%, 10/25/41(b)(d)	580,000	570,213

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Whole Loan (Continued)
Freddie Mac STACR REMIC Trust,
Series 2022-DNA2, Class M1A, (30D Average SOFR + 1.30%), 6.37%, 2/25/42(b)(d)	$433,467	$432,383
Series 2022-DNA3, Class M1B, (30D Average SOFR + 2.90%), 7.97%, 4/25/42(b)(d)	550,000	559,551
Series 2022-DNA4, Class M1A, (30D Average SOFR + 2.20%), 7.27%, 5/25/42(b)(d)	196,495	199,105
Series 2022-DNA2, Class M1B, (30D Average SOFR + 2.40%), 7.47%, 2/25/42(b)(d)	200,000	200,500

GSR Mortgage Loan Trust, Series 2007-1F, Class 2A4, 5.50%, 1/25/37	111,529	141,612
HarborView Mortgage Loan Trust,
Series 2005-9, Class 2A1B, (1M CME Term SOFR + 0.85%, 0.74% Floor, 11.00% Cap), 6.11%, 6/20/35(d)	133,076	122,045
Series 2005-9, Class 2A1C, (1M CME Term SOFR + 1.01%, 0.90% Floor, 11.00% Cap), 6.27%, 6/20/35(d)	490,555	447,099

Impac CMB Trust, Series 2007-A, Class A, (1M CME Term SOFR + 0.61%, 0.50% Floor, 11.50% Cap), 5.91%, 5/25/37(b)(d)	165,176	154,355
Legacy Mortgage Asset Trust,
Series 2021-GS2, Class A1, (Step to 4.75% on 5/25/24), 1.75%, 4/25/61(b)(f)	268,693	249,080
Series 2021-GS5, Class A1, (Step to 5.25% on 12/25/24), 2.25%, 7/25/67(b)(f)	161,620	149,566
MASTR Asset Securitization Trust,
Series 2007-1, Class 1A4, 6.50%, 11/25/37	568,118	145,726
Series 2007-2, Class A2, 6.25%, 1/25/38	322,103	183,586

Merrill Lynch Mortgage Investors Trust, Series 2004-A1, Class 2A2, 4.06%, 2/25/34(e)	216,808	200,854
	Par (a)	Value
Whole Loan (Continued)

Mill City Mortgage Loan Trust, Series 2019-1, Class A1, 3.25%, 10/25/69(b)	$262,175	$247,165
Morgan Stanley Resecuritization Trust, Series 2015-R2, Class 2A1, (12MTA + 1.09%, 1.09% Floor), 4.74%, 12/26/46(b)(d)	30,922	30,840
New Residential Mortgage Loan Trust,
Series 2015-2A, Class A1, 3.75%, 8/25/55(b)	205,004	189,438
Series 2017-2A, Class B2, 4.75%, 3/25/57(b)	235,487	216,750
Series 2018-3A, Class A1, 4.50%, 5/25/58(b)(e)	575,263	548,981
Series 2018-RPL1, Class M2, 3.50%, 12/25/57(b)	280,000	224,638
Series 2019-6A, Class A1B, 3.50%, 9/25/59(b)(e)	540,876	493,771
Series 2019-6A, Class B3C, 3.75%, 9/25/59(b)(e)	528,966	464,831
Series 2019-NQM4, Class A1, 2.49%, 9/25/59(b)	87,186	80,493
Series 2021-NQM3, Class A1, 1.16%, 11/27/56(b)	167,796	136,478
Series 2022-NQM4, Class A1, (Step to 4.99% on 2/25/25), 5.00%, 6/25/62(b)(f)	225,564	218,511
OBX Trust,
Series 2021-NQM2, Class A1, 1.10%, 5/25/61(b)	504,181	392,808
Series 2021-NQM3, Class A1, 1.05%, 7/25/61(b)	169,148	127,005
Series 2022-NQM1, Class A1, 2.31%, 11/25/61(b)	656,353	549,266

PRKCM Trust, Series 2021-AFC2, Class A1, 2.07%, 11/25/56(b)	177,931	147,414
Residential Mortgage Loan Trust,
Series 2019-2, Class A1, 2.91%, 5/25/59(b)	21,862	21,539
Series 2020-2, Class A1, 1.65%, 5/25/60(b)	40,302	39,530

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Whole Loan (Continued)
SG Residential Mortgage Trust,
Series 2022-1, Class A1, 3.17%, 3/27/62(b)(e)	$721,009	$ 635,081
Series 2022-2, Class A1, (Step to 5.31% on 2/25/24), 5.35%, 8/25/62(b)(f)	700,595	682,702

Towd Point Mortgage Trust, Series 2022-4, Class A1, 3.75%, 9/25/62(b)	501,974	464,936
Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, 1.44%, 2/25/38(b)(e)	171,129	40,304
WaMu Mortgage Pass-Through Certificates, Series 2006-AR13, Class 1A, (12MTA + 0.88%, 0.88% Floor), 5.09%, 10/25/46(d)	267,648	230,015
		13,879,938
Total Mortgage-Backed Securities (Cost $286,769,187)		269,053,723

Municipal Bonds – 0.3%
California – 0.1%
Bay Area Toll Authority Toll Bridge Subordinate Revenue Bonds, Series S1, Build America Bonds, 7.04%, 4/01/50	150,000	187,848
California State Taxable GO Unlimited Refunding Bonds, 4.60%, 4/01/38	215,000	203,077
California State Various Purpose Taxable GO Unlimited Bonds, Build America Bonds,
7.50%, 4/01/34	65,000	78,027
7.55%, 4/01/39	20,000	24,872

Los Angeles Community College District GO Unlimited Bonds, Build America Bonds, 6.60%, 8/01/42	45,000	52,518
Los Angeles Unified School District GO Unlimited Bonds, Series RY, Build America Bonds, 6.76%, 7/01/34	215,000	240,475
University of California Taxable General Revenue Bonds, Series AD, 4.86%, 5/15/12(p)	25,000	21,923
		808,740
	Par (a)	Value
Georgia – 0.0%(c)
Municipal Electric Authority of Georgia Taxable Revenue Bonds, Build America Bonds, 6.64%, 4/01/57	$ 39,000	$ 43,489
Illinois – 0.1%
Illinois State Taxable GO Unlimited Pension Bonds, 5.10%, 6/01/33	380,000	371,727
New Jersey – 0.0%(c)
New Jersey State Turnpike Authority Taxable Revenue Bonds, Build America Bonds, 7.41%, 1/01/40	66,000	81,393
New York – 0.0%(c)
Metropolitan Transportation Authority Revenue Bonds, Build America Bonds, 5.87%, 11/15/39	45,000	44,944
New York City Municipal Water Finance Authority Water & Sewer System Second General Resolution Taxable Revenue Bonds, 5.88%, 6/15/44	30,000	32,447
New York City Municipal Water Finance Authority Water & Sewer System Taxable Revenue Bonds, Build America Bonds, 6.01%, 6/15/42	25,000	27,595
New York State Dormitory Authority Personal Income TRB, Build America Bonds, 5.39%, 3/15/40	30,000	30,541
Port Authority of New York & New Jersey Consolidated 164th Taxable Revenue Bonds, 5.65%, 11/01/40	35,000	37,035
Port Authority of New York & New Jersey Consolidated 168th Revenue Bonds, 4.93%, 10/01/51	55,000	54,466
Port Authority of New York & New Jersey Consolidated Taxable Revenue Bonds, Series 181, 4.96%, 8/01/46	60,000	57,015
		284,043

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Ohio – 0.0%(c)
American Municipal Power-Ohio, Inc., Taxable Revenue Bonds, Series B, Combined Hydroelectric Projects, 8.08%, 2/15/50	$ 75,000	$ 99,230
Texas – 0.0%(c)
San Antonio Electric & Gas Junior Lien Revenue Bonds, Build America Bonds, 5.81%, 2/01/41	75,000	80,152
Texas State Taxable GO Unlimited Bonds, Build America Bonds, 5.52%, 4/01/39	115,000	120,933
		201,085
Washington – 0.1%
Seattle Municipal Light & Power Improvement Revenue Bonds, 5.00%, 4/01/44	275,000	294,267
Total Municipal Bonds (Cost $2,575,337)		2,183,974

Term Loans – 0.1%(d)
Apparel & Textile Products – 0.0%(c)
Fanatics Commerce Intermediate Holdco LLC, Initial Term Loan, (3M USD CME Term SOFR + 3.25%), 8.61%, 11/24/28	28,565	28,517
Tory Burch LLC, Initial Term B Loan, (1M USD CME Term SOFR + 3.50%, 0.50% Floor), 8.93%, 4/16/28	68,600	66,821
		95,338
Chemicals – 0.0%(c)
Bakelite US Holdco, Inc., Initial Loan, (3M USD CME Term SOFR + 4.00%, 0.50% Floor), 9.39%, 5/29/29	126,720	124,556
	Par (a)	Value
Commercial Support Services – 0.0%(c)
AEA International Holdings (Luxembourg) S.a.r.l., Initial Term Loan, (3M USD CME Term SOFR + 3.75%, 0.50% Floor), 9.25%, 9/07/28	$ 73,776	$ 73,592
Allied Universal Holdco LLC, Initial U.S. Dollar Term Loan, (1M USD CME Term SOFR + 3.75%, 0.50% Floor), 9.17%, 5/12/28	66,810	64,293
		137,885
Construction Materials – 0.0%(c)
CP Iris Holdco I, Inc., Delayed Draw Term Loan, 10/02/28(q)(r)	3,050	2,880
CP Iris Holdco I, Inc., Initial Term Loan, (1M USD CME Term SOFR + 3.50%, 0.50% Floor), 8.58%, 10/02/28	17,609	16,630
		19,510
Food – 0.0%(c)
BCPE North Star US Holdco 2, Inc., Initial Term Loan, (3M USD PRIME + 3.00%, 0.75% Floor), 11.25%, 6/09/28	83,722	72,001
Home & Office Products – 0.0%(c)
SWF Holdings I Corp., Initial Term Loan, (1M USD CME Term SOFR + 4.00%, 0.75% Floor), 9.43%, 10/06/28	38,513	31,979
Leisure Facilities & Services – 0.1%
Bally's Corp., Term B Facility Loan, (3M USD CME Term SOFR + 3.25%, 0.50% Floor), 8.84%, 10/02/28	160,555	158,089
Herschend Entertainment Co. LLC, Initial Term Loan, (1M USD CME Term SOFR + 3.75%, 0.50% Floor), 9.18%, 8/27/28	37,335	37,335
		195,424
Publishing & Broadcasting – 0.0%(c)
Gray Television, Inc., Term D Loan, (1M USD CME Term SOFR + 3.00%), 8.23%, 12/01/28	109,335	107,736

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
Software – 0.0%(c)
ConnectWise LLC, Initial Term Loan, (1M USD CME Term SOFR + 3.50%), 8.93%, 9/29/28	$ 77,815	$ 76,084
Total Term Loans (Cost $888,344)		860,513

U.S. Government Obligations – 13.7%
U.S. Treasury Bonds – 4.7%
4.25%, 5/15/39	44,000	45,201
4.50%, 8/15/39	44,000	46,475
4.38%, 11/15/39	44,000	45,748
4.63%, 2/15/40	318,000	340,558
1.13%, 5/15/40	953,000	604,708
3.88%, 8/15/40	318,000	309,702
1.13%, 8/15/40	953,000	599,199
4.25%, 11/15/40	318,000	324,658
1.38%, 11/15/40	953,000	623,657
4.75%, 2/15/41	496,500	538,101
4.38%, 5/15/41	496,500	512,753
1.75%, 8/15/41(o)	5,660,000	3,901,641
2.00%, 11/15/41	6,010,000	4,312,644
2.75%, 8/15/42	2,960,000	2,390,547
4.00%, 11/15/42	730,100	711,049
3.13%, 2/15/43	170,000	145,058
3.88%, 2/15/43	664,500	634,805
2.88%, 5/15/43	170,000	139,121
3.88%, 5/15/43	1,200,000	1,147,125
3.63%, 8/15/43	973,000	893,868
3.75%, 11/15/43	973,000	909,375
3.00%, 11/15/44	3,040,000	2,514,413
2.50%, 2/15/45(o)	2,723,000	2,059,375
3.00%, 5/15/45	2,450,000	2,020,676
2.88%, 11/15/46	166,000	133,293
2.75%, 11/15/47(o)	2,873,000	2,248,122
3.00%, 2/15/48(o)	586,000	480,612
2.25%, 8/15/49(o)	993,000	701,073
2.00%, 2/15/50	41,000	27,295
1.38%, 8/15/50	2,188,700	1,233,367
1.88%, 2/15/51	1,926,000	1,236,928
2.00%, 8/15/51	810,000	535,549
1.88%, 11/15/51	809,000	517,602
2.25%, 2/15/52	3,000	2,105
3.00%, 8/15/52	18,000	14,874
4.00%, 11/15/52	803,000	802,247
3.63%, 2/15/53(g)	614,000	572,651
3.63%, 5/15/53	4,007,500	3,743,882
1.50%, 2/15/53	27,500	26,670
		38,046,727
	Par (a)	Value
U.S. Treasury Notes – 9.0%
1.13%, 1/05/33	$ 3,700,000	$3,609,218
3.25%, 8/31/24	595,000	581,822
4.25%, 9/30/24(g)	185,000	182,731
4.38%, 10/31/24	143,000	141,414
4.50%, 11/30/24	128,000	126,710
1.75%, 12/31/24(o)	5,759,000	5,488,372
4.25%, 12/31/24	919,000	906,830
2.00%, 2/15/25	419,000	399,605
1.50%, 2/15/25	1,663,000	1,573,744
3.88%, 3/31/25	1,231,000	1,207,342
0.38%, 4/30/25	10,559,000	9,745,215
4.13%, 4/30/25	246,000	241,291
2.13%, 5/15/25	361,000	343,331
2.75%, 5/15/25	1,554,800	1,495,037
2.88%, 6/15/25	1,600,000	1,540,250
0.25%, 6/30/25	1,490,000	1,364,223
3.00%, 7/15/25	154,000	148,520
3.13%, 8/15/25	213,000	205,803
3.50%, 9/15/25	528,000	513,769
4.50%, 11/15/25	456,000	453,328
4.00%, 12/15/25	2,098,000	2,063,826
3.88%, 1/15/26	90,000	88,295
0.50%, 2/28/26	1,655,800	1,490,867
4.63%, 3/15/26	70,000	70,008
3.75%, 4/15/26	614,000	600,857
3.63%, 5/15/26	282,000	275,104
0.75%, 5/31/26	166,000	149,394
0.88%, 6/30/26	1,606,000	1,449,164
4.50%, 7/15/26	317,000	316,926
0.63%, 7/31/26	993,000	886,330
1.50%, 8/15/26	480,000	439,444
2.00%, 11/15/26	1,337,000	1,237,822
1.63%, 11/30/26	1,986,000	1,815,018
1.88%, 2/28/27	537,000	492,844
0.50%, 4/30/27	534,000	463,620
2.38%, 5/15/27	528,000	491,721
0.50%, 5/31/27	93,000	80,539
2.75%, 7/31/27	2,000	1,886
2.25%, 8/15/27(o)	2,202,000	2,035,216
3.13%, 8/31/27	5,000	4,781
0.38%, 9/30/27	673,000	573,706
4.13%, 10/31/27	37,000	36,764
3.88%, 11/30/27	1,860,000	1,831,373
3.88%, 12/31/27	1,011,000	995,598
3.50%, 1/31/28	7,000	6,790
4.00%, 2/29/28	32,000	31,712
3.63%, 3/31/28	70,000	68,272
3.63%, 4/30/28	51,000	49,468
1.25%, 9/30/28	87,000	75,252
3.13%, 11/15/28	283,000	269,027
1.38%, 12/31/28	3,000	2,599

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)	Value
U.S. Treasury Notes (Continued)
2.63%, 2/15/29	$ 471,000	$ 435,270
2.38%, 5/15/29	471,000	428,371
1.63%, 8/15/29	765,000	665,191
3.88%, 9/30/29	1,100,800	1,085,019
4.00%, 10/31/29(o)	1,985,700	1,971,117
3.88%, 12/31/29(o)	8,849,000	8,725,598
3.50%, 1/31/30	61,000	58,882
1.50%, 2/15/30	747,000	637,138
4.00%, 2/28/30	17,000	16,892
3.50%, 4/30/30	119,000	114,881
3.75%, 5/31/30	1,039,000	1,018,220
4.00%, 7/31/30	1,490,000	1,484,180
1.63%, 5/15/31	1,318,000	1,112,629
1.25%, 8/15/31(o)	2,694,000	2,194,347
2.75%, 8/15/32	1,813,700	1,646,570
4.13%, 11/15/32	356,000	360,116
3.38%, 5/15/33(g)	1,216,000	1,159,950
		71,777,149
Total U.S. Government Obligations (Cost $118,794,635)		109,823,876

	Number of Shares
Investment Companies – 27.2%
BlackRock Allocation Target Shares - BATS, Series A	6,455,774	59,586,799
iShares U.S. Treasury Bond ETF	4,699,180	107,047,320
Schwab Short-Term U.S. Treasury ETF(g)	1,064,395	51,154,824
Total Investment Companies (Cost $225,568,203)		217,788,943

Par (a)/Number of Shares
Short-Term Investments – 4.9%
Borrowed Bond Agreements – 0.0%(c)(s)
BofA Securities, Inc., 5.31%, 8/1/23 (Purchased on 7/31/23 to be repurchased at $3,430, collateralized by U.S. Treasury Notes, 0.63%, due 11/30/27, par and fair value of $4,000 and $3,430, respectively)	$3,430	3,430
	Par (a)/Number of Shares	Value
Borrowed Bond Agreements (Continued)
BofA Securities, Inc., 5.31%, 8/1/23 (Purchased on 7/31/23 to be repurchased at $5,505, collateralized by U.S. Treasury Notes, 2.38%, due 3/31/29, par and fair value of $6,000 and $5,505, respectively)	$ 5,505	$ 5,505
BofA Securities, Inc., 5.31%, 8/1/23 (Purchased on 7/31/23 to be repurchased at $66,413, collateralized by U.S. Treasury Bonds, 1.63%, due 11/15/50, par and fair value of $110,000 and $66,413, respectively)	66,413	66,413
BofA Securities, Inc., 5.31%, 8/1/23 (Purchased on 7/31/23 to be repurchased at $5,430, collateralized by U.S. Treasury Notes, 0.38%, due 11/30/25, par and fair value of $6,000 and $5,430, respectively)	5,430	5,430
BofA Securities, Inc., 5.31%, 8/1/23 (Purchased on 7/31/23 to be repurchased at $19,541, collateralized by U.S. Treasury Bonds, 2.38%, due 5/15/51, par and fair value of $27,000 and $19,541, respectively)	19,541	19,541
BofA Securities, Inc., 5.31%, 8/1/23 (Purchased on 7/31/23 to be repurchased at $22,509, collateralized by U.S. Treasury Notes, 2.88%, due 5/15/32, par and fair value of $24,400 and $22,509, respectively)	22,509	22,509
BofA Securities, Inc., 5.31%, 8/1/23 (Purchased on 7/31/23 to be repurchased at $20,711, collateralized by U.S. Treasury Notes, 0.25%, due 11/15/23, par and fair value of $21,000 and $20,711, respectively)	20,711	20,711
		143,539

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par (a)/Number of Shares	Value
Corporate Bonds – 0.4%
AbbVie, Inc., 3.75%, 11/14/23	$ 20,000	$ 19,888
American Airlines Pass Through Trust, Series 2015-2, Class B, 4.40%, 9/22/23	14,179	14,110
American Express Co.,
3.38%, 5/03/24	170,000	167,073
2.50%, 7/30/24(g)	410,000	397,409

Becton Dickinson & Co., 3.36%, 6/06/24	87,000	85,226
Boeing (The) Co., 1.43%, 2/04/24	110,000	107,473
Bristol-Myers Squibb Co., 2.90%, 7/26/24	192,000	187,334
Constellation Brands, Inc., 3.60%, 5/09/24	90,000	88,436
Continental Resources, Inc., 3.80%, 6/01/24	130,000	127,503
Devon Energy Corp., 8.25%, 8/01/23	52,000	52,000
Goldman Sachs Group (The), Inc.,
3.63%, 2/20/24	120,000	118,585
3.85%, 7/08/24	30,000	29,471

International Business Machines Corp., 3.00%, 5/15/24	410,000	402,269
Occidental Petroleum Corp., 6.95%, 7/01/24	94,000	94,634
Sprint LLC,
7.88%, 9/15/23	88,000	88,073
7.13%, 6/15/24	898,000	906,451

State Street Corp., (3M USD LIBOR + 3.60%), 9.15%, 9/15/23(d)(t)	26,000	25,955
Wells Fargo & Co., 3.75%, 1/24/24	160,000	158,430
		3,070,320
Foreign Issuer Bonds – 0.2%
Danske Bank A/S,
3.88%, 9/12/23(b)	400,000	398,729
5.38%, 1/12/24(b)	200,000	198,952

Ecopetrol S.A., 5.88%, 9/18/23	7,000	6,986
Glencore Funding LLC, 4.13%, 3/12/24(b)	330,000	325,672
Petroleos Mexicanos, 4.88%, 1/18/24	19,000	18,788
	Par (a)/Number of Shares	Value
Foreign Issuer Bonds (Continued)

Shell International Finance B.V., 3.50%, 11/13/23	$ 170,000	$ 169,113
Sinopec Group Overseas Development 2014 Ltd., 4.38%, 4/10/24(b)	290,000	287,404
		1,405,644
Money Market Funds – 4.1%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 5.33%(u)(v)	10,416,810	10,416,810
Northern Institutional Funds - Treasury Portfolio (Premier), 5.12%(u)	22,483,808	22,483,808
		32,900,618
U.S. Government Obligations – 0.2%
U.S. Treasury Notes,
2.50%, 4/30/24	142,000	138,960
1.75%, 7/31/24	569,000	549,041
2.13%, 7/31/24	337,000	326,442
3.00%, 7/31/24	314,000	306,776
		1,321,219
U.S. Treasury Bills – 0.0%(c)
U.S. Treasury Bill, 5.07%, 10/03/23(w)	390,000	386,427
Total Short-Term Investments (Cost $39,342,653)		39,227,767

Number of Contracts		Notional Amount
Purchased Options – 0.3%
Call Options - Exchange Traded – 0.0%(c)
10-Year U.S. Treasury Note Future, Strike Price USD 112.00, Expires 8/25/23	5	557,031	2,656
10-Year U.S. Treasury Note Future, Strike Price USD 112.50, Expires 8/25/23	3	334,219	1,078
10-Year U.S. Treasury Note Future, Strike Price USD 112.75, Expires 8/11/23	249	27,740,156	35,017
5-Year U.S. Treasury Note Future, Strike Price USD 107.00, Expires 8/25/23	18	1,922,766	8,860

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Number of Contracts		Notional Amount	Value
Call Options - Exchange Traded (Continued)
5-Year U.S. Treasury Note Future, Strike Price USD 107.50, Expires 8/25/23	7	$ 747,742	$ 2,078
5-Year U.S. Treasury Note Future, Strike Price USD 107.75, Expires 8/25/23	11	1,175,023	2,492
U.S. Treasury Long Bond Future, Strike Price USD 124.50, Expires 8/25/23	4	497,750	5,688
U.S. Treasury Long Bond Future, Strike Price USD 125.00, Expires 8/25/23	2	248,875	2,344
U.S. Treasury Long Bond Future, Strike Price USD 126.00, Expires 8/25/23	4	497,750	3,125
U.S. Treasury Long Bond Future, Strike Price USD 126.50, Expires 8/25/23	4	497,750	2,500
U.S. Treasury Long Bond Future, Strike Price USD 127.00, Expires 8/25/23	6	746,625	2,906
			68,744
Call Options - Over the Counter – 0.0%(c)
Chilean Peso vs. U.S. Dollar, Strike Price CLP 830.00, Expires 8/17/23, Counterparty: Citibank	2	50,000	906
U.S. Dollar vs. Euro, Strike Price USD 1.11, Expires 8/08/23, Counterparty: Morgan Stanley	2	62,000 (x)	76
U.S. Dollar vs. Euro, Strike Price USD 1.11, Expires 9/11/23, Counterparty: Deutsche Bank	2	60,000 (x)	486
U.S. Dollar vs. Euro, Strike Price USD 1.13, Expires 8/15/23, Counterparty: HSBC Bank	2	60,000 (x)	14
U.S. Dollar vs. Euro, Strike Price USD 1.14, Expires 8/16/23, Counterparty: Deutsche Bank	1	540,000 (x)	70
			1,552
Number of Contracts		Notional Amount	Value
Call Swaptions - Over the Counter – 0.1%
Pay 1-Day GBP SONIA Rate (Annually); Receive 5.55% (Annually): Interest Rate Swap Maturing 08/18/2025, Strike Price GBP $5.55, Expires 8/18/23, Counterparty: Morgan Stanley	1	$ 6,855,900	$ 21,854
Pay 1-Day USD SOFR (Annually); Receive 3.17% (Semi-Annually): Interest Rate Swap Maturing 07/22/2036, Strike Price USD 3.17, Expires 7/20/26, Counterparty: Barclays	1	545,900	22,033
Pay 1-Day USD SOFR (Annually); Receive 3.21% (Semi-Annually): Interest Rate Swap Maturing 07/22/2036, Strike Price USD 3.21, Expires 7/20/26, Counterparty: Barclays	1	182,600	7,674
Pay 1-Day USD SOFR (Annually); Receive 3.23% (Semi-Annually): Interest Rate Swap Maturing 07/22/2036, Strike Price USD 3.23, Expires 7/20/26, Counterparty: Barclays	1	350,500	14,912
Pay 1-Day USD SOFR (Annually); Receive 3.24% (Semi-Annually): Interest Rate Swap Maturing 06/17/2036, Strike Price USD 3.24, Expires 6/15/26, Counterparty: Barclays	1	159,800	6,806
Pay 1-Day USD SOFR (Annually); Receive 4.5% (At Maturity): Interest Rate Swap Maturing 01/24/2025, Strike Price USD 4.50, Expires 1/22/24, Counterparty: Citibank	1	68,280,000	114,437
Pay 1-Day USD SOFR (Annually); Receive 4.55% (At Maturity): Interest Rate Swap Maturing 01/26/2025, Strike Price USD 4.55, Expires 1/24/24, Counterparty: Citibank	1	68,280,000	125,744
			313,460
Put Options - Exchange Traded – 0.2%
10-Year U.S. Treasury Note Future, Strike Price USD 101.25, Expires 8/25/23	2	406,063	563

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Number of Contracts		Notional Amount	Value
Put Options - Exchange Traded (Continued)
3-Month SOFR 1-Year Mid Curve Future, Strike Price USD 95.88, Expires 12/15/23	49	$11,591,563	$ 49,612
3-Month SOFR 1-Year Mid Curve Future, Strike Price USD 96.00, Expires 10/13/23	127	30,043,438	119,062
3-Month SOFR 1-Year Mid Curve Future, Strike Price USD 96.00, Expires 12/15/23	116	27,441,250	137,025
3-Month SOFR 1-Year Mid Curve Future, Strike Price USD 97.00, Expires 10/13/23	116	27,441,250	337,125
3-Month SOFR Future, Strike Price USD 94.38, Expires 10/13/23	127	30,043,437	10,319
3-Month SOFR Future, Strike Price USD 94.88, Expires 10/13/23	134	31,699,375	107,200
3-Month SOFR Future, Strike Price USD 95.00, Expires 10/13/23	201	47,549,062	217,331
3-Month SOFR Future, Strike Price USD 95.63, Expires 10/13/23	335	79,248,437	854,250
			1,832,487
Put Options - Over the Counter – 0.0%(c)
Brazilian Real vs. U.S. Dollar, Strike Price BRL 4.65, Expires 9/27/23, Counterparty: Bank of America	2	68,000	196
Brazilian Real vs. U.S. Dollar, Strike Price BRL 4.90, Expires 8/10/23, Counterparty: Citibank	2	66,000	2,338
Chinese Yuan vs. U.S. Dollar, Strike Price CNH 7.10, Expires 9/28/23, Counterparty: Barclays	2	84,000	737
Mexican Peso vs. U.S. Dollar, Strike Price MXN 17.00, Expires 8/23/23, Counterparty: Goldman Sachs	2	50,000	896
Mexican Peso vs. U.S. Dollar, Strike Price MXN 17.50, Expires 8/04/23, Counterparty: Barclays	2	66,000	2,912
Number of Contracts		Notional Amount	Value
Put Options - Over the Counter (Continued)
U.S. Dollar vs. Australian Dollar, Strike Price USD 0.65, Expires 8/18/23, Counterparty: Citibank	2	$ 74,000(y)	$ 58
U.S. Dollar vs. Australian Dollar, Strike Price USD 0.66, Expires 8/18/23, Counterparty: Citibank	1	37,000 (y)	119
U.S. Dollar vs. Australian Dollar, Strike Price BRL 0.66, Expires 8/18/23, Counterparty: Citibank	1	37,000 (y)	119
U.S. Dollar vs. Euro, Strike Price USD 1.02, Expires 9/12/23, Counterparty: Bank of America	1	10,000 (x)	18
U.S. Dollar vs. Euro, Strike Price USD 1.05, Expires 11/16/23, Counterparty: HSBC Bank	1	6,000 (x)	1,168
			8,561
Put Swaptions - Over the Counter – 0.0%(c)
Pay 3.17% (Semi-Annually); Receive 1-Day USD SOFR (Annually): Interest Rate Swap Maturing 07/22/2036, Strike Price USD 3.17, Expires 7/20/26, Counterparty: Barclays	1	350,500	31,988
Pay 3.21% (Semi-Annually); Receive 1-Day USD SOFR (Annually): Interest Rate Swap Maturing 07/22/2036, Strike Price USD 3.21, Expires 7/20/26, Counterparty: Barclays	1	182,600	10,381
Pay 3.23% (Semi-Annually); Receive 1-Day USD SOFR (Annually): Interest Rate Swap Maturing 07/22/2036, Strike Price USD 3.23, Expires 7/20/26, Counterparty: Barclays	1	350,500	19,744
Pay 3.24% (Semi-Annually); Receive 1-Day USD SOFR (Annually): Interest Rate Swap Maturing 06/17/2036, Strike Price USD 3.24, Expires 6/15/26, Counterparty: Barclays	1	159,800	8,868
			70,981
Total Purchased Options (Premiums Paid $1,497,420)			2,295,785

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Total Long Positions – 108.9% (Cost $924,512,289)	870,990,919

	Par (a)	Value
Short Positions – (2.1)%(z)
Mortgage-Backed Securities – (1.9)%
Uniform Mortgage-Backed Securities – (1.9)%
Pool,
3.00%, 8/01/38	$ (4,400)	$ (4,094)
4.00%, 8/01/52(n)	(2,371,100)	(2,213,366)
2.50%, 8/01/53(n)	(5,252,400)	(4,425,455)
4.50%, 8/01/53(n)	(8,268,000)	(7,915,641)
6.00%, 8/01/53(n)	(1,009,400)	(1,015,394)
		(15,573,950)
Total Mortgage-Backed Securities (Proceeds $15,666,760)		(15,573,950)

U.S. Government Obligations – (0.2)%
U.S. Treasury Bonds – (0.2)%
2.00%, 2/15/50	(41,000)	(27,296)
1.63%, 11/15/50	(110,000)	(66,262)
1.88%, 2/15/51	(1,926,000)	(1,236,928)
2.38%, 5/15/51	(27,000)	(19,491)
		(1,349,977)
U.S. Treasury Notes – (0.0)%(c)
0.38%, 11/30/25	(6,000)	(5,429)
0.63%, 11/30/27	(4,000)	(3,429)
2.38%, 3/31/29	(6,000)	(5,463)
2.88%, 5/15/32	(24,400)	(22,413)
		(36,734)
Total U.S. Government Obligations (Proceeds $1,477,397)		(1,386,711)

Short-Term Investments – (0.0)%(c)
U.S. Government Obligations - (0.0)%(c)
U.S. Treasury Notes 0.25%, 11/15/23	(21,000)	(20,694)
Total Short-Term Investments (Proceeds $20,702)		(20,694)
Total Short Positions – (2.1)% (Proceeds $17,164,859)		(16,981,355)
Total Written Options – (0.4)% (Premiums Received $1,535,909)		(2,623,374)
Liabilities less Other Assets – (6.4)%(aa)		(51,495,209)
NET ASSETS – 100.0%		$799,890,981
Percentages shown are based on Net Assets.

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
(a)	Par value is in USD unless otherwise indicated.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Amount rounds to less than 0.05%.
(d)	Variable or floating rate security. Rate as of July 31, 2023 is disclosed.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of July 31, 2023 is disclosed.
(f)	Step coupon bond. Rate as of July 31, 2023 is disclosed.
(g)	Security either partially or fully on loan. As of July 31, 2023, the total value of securities on loan is $13,936,753.
(h)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate as of July 31, 2023 is disclosed.
(i)	Investment is valued using significant unobservable inputs (Level 3).
(j)	Restricted security that has been deemed illiquid and is classified as Level 2. At July 31, 2023, the value of these restricted illiquid securities amounted to $320 or 0.00% of net assets. Additional information on these restricted illiquid securities is as follows:

Security	Acquisition Date	Acquisition Cost
Atento Luxco 1 S.A., 8.00%, 2/10/26	5/24/22	$11,454

(k)	Century bond maturing in 2120.
(l)	Zero coupon bond.
(m)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(n)	When-Issued Security. Coupon rate was not yet in effect at July 31, 2023.
(o)	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap agreements.
(p)	Century bond maturing in 2112.
(q)	Unfunded loan commitment. As of July 31, 2023, total value of unfunded loan commitment is $2,880.
(r)	Position is unsettled. Contract rate was not determined at July 31, 2023 and does not take effect until settlement date.
(s)	The amount to be repurchased assumes the maturity will be the day after the period end.
(t)	Perpetual bond. Maturity date represents next call date.
(u)	7-day current yield as of July 31, 2023 is disclosed.
(v)	Security purchased with the cash proceeds from securities loaned. As of July 31, 2023, total cash collateral has a value of $10,416,810 and total non-cash collateral has a value of $3,835,774.
(w)	Discount rate at the time of purchase.
(x)	The notional amount is EUR.
(y)	The notional amount is AUD.
(z)	Securities sold short are not owned by the Fund.
(aa)	Includes appreciation/ (depreciation) on forward foreign currency exchange, futures, swap and written options contracts.

Abbreviations:

1M	1 Month
1Y	1 Year
3M	3 Month
5Y	5 Year
6M	6 Month
12MTA	12 Month Treasury Average
30D	30 Day
AUD	Australian Dollar
BANXICO	Banco de Mexico
BATS	Better Alternative Trading System
BRL	Brazilian Real
BZDIO	Brazil Interbank Rate
CAD	Canadian Dolllar
CDO	Collateralized Debt Obligation
CDX	Credit Default Swap Index
CIDOR	Canada Interbank Rate

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
CLO	Collateralized Loan Obligation
CLP	Chilean Peso
CME	Chicago Mercantile Exchange
CMT	Constant Maturity
CNH	Chinese Yuan Renminbi
COOVI	Columbian Overnight Index Average
COP	Colombian Peso
CORRA	Canadian Overnight Repo Rate Average
CP	Commercial Paper
CZK	Czech Republic Koruna
ESTR	Euro Short Term Rate
ETF	Exchange-Traded Fund
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FNMA	Federal National Mortgage Association
Freddie Mac	Federal Home Loan Mortgage Corporation
GBP	British Pound
GO	Government Obligation
IDR	Indonesian Rupiah
IO	Interest Only
JIBAR	Johannesburg Interbank Average Rate
JPY	Japanese Yen
JSC	Joint Stock Company
KRW	South Korean Won
KSDA	Korea Securities Dealers Association
L.P.	Limited Partnership
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
MSCI	Morgan Stanley Capital International
MXN	Mexican Peso
PLC	Public Limited Company
PLN	Polish Zloty
PRBOR	Prague Interbank Offered Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
RUB	Russian Ruble
SOFR	United States Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
STACR	Structured Agency Credit Risk
Strip	Separate Trading of Registered Interest and Principal
TIIE	Tasa de Interés Interbancaria de Equilibrio
TONAR	Tokyo Overnight Average Rate
TRB	Tax Revenue Bonds
USD	United States Dollar
WIBOR	Warsaw Interbank Offered Rate
ZAR	South African Rand

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Futures Contracts outstanding at July 31, 2023: Exchange Traded

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro-Bobl	1	9/07/2023	EUR	115,890	$ 273
Euro-Bund	1	9/07/2023	EUR	133,000	297
10-Year Australian Treasury Bond	11	9/15/2023	AUD	1,274,456	(8,228)
CME 3-Month SOFR	2	9/19/2023	USD	473,800	(8,950)
U.S. Treasury Long Bond	111	9/20/2023	USD	13,812,563	(274,829)
Ultra U.S. Treasury Bond	202	9/20/2023	USD	26,708,187	(622,149)
2-Year U.S. Treasury Note	276	9/29/2023	USD	56,036,625	(373,084)
5-Year U.S. Treasury Note	837	9/29/2023	USD	89,408,601	(682,297)
CME 3-Month SOFR	1	12/19/2023	USD	236,475	(225)
3-Month EURIBOR	1	6/17/2024	EUR	240,938	(1,015)
CME 3-Month SOFR	348	6/18/2024	USD	82,510,800	(189,597)
CME 3-Month SOFR	3	12/17/2024	USD	716,513	(1,413)
CME 3-Month SOFR	207	3/18/2025	USD	49,612,725	(67,712)
CME 3-Month SOFR	28	3/17/2026	USD	6,752,900	5,950
Total Long Contracts					$(2,222,979)
Short Contracts
Euro-Schatz	(4)	9/07/2023	EUR	420,200	$ (280)
10-Year Japanese Treasury Bond	(2)	9/12/2023	JPY	293,600,000	15,311
3-Year Australian Treasury Bond	(33)	9/15/2023	AUD	3,498,255	264
3-Month SONIA Index	(1)	9/19/2023	GBP	237,175	1,270
10-Year U.S. Treasury Note	(454)	9/20/2023	USD	50,578,438	660,128
Ultra 10-Year U.S. Treasury Note	(98)	9/20/2023	USD	11,464,469	197,962
2-Year U.S. Treasury Note	(58)	9/29/2023	USD	11,775,813	(4,991)
CME 3-Month SOFR	(42)	12/19/2023	USD	9,931,950	76,362
CME 3-Month SOFR	(281)	3/19/2024	USD	66,474,063	467,382
CME 3-Month SOFR	(1)	3/18/2025	USD	239,675	1,463
Total Short Contracts					$ 1,414,871
					$ (808,108)

Forward Foreign Currency Exchange Contracts outstanding at July 31, 2023:

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

8/31/23	Mexican Pesos	2,898,336	U.S. Dollars	164,272	JPMorgan Chase	$ 7,757
8/18/23	U.S. Dollars	145,000	Chilean Pesos	118,328,033	UBS	4,267
9/20/23	Euro	530,000	U.S. Dollars	580,603	HSBC	3,635

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at July 31, 2023: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
9/20/23	U.S. Dollars	137,328	Australian Dollars	200,000	Bank of America	$ 2,743
8/18/23	Colombian Pesos	151,396,000	British Pounds	28,000	Morgan Stanley	2,448
8/18/23	Colombian Pesos	277,477,400	U.S. Dollars	68,000	Standard Chartered Bank	2,354
9/20/23	Euro	330,000	U.S. Dollars	361,687	Deutsche Bank	2,084
9/20/23	U.S. Dollars	144,660	Japanese Yen	20,176,000	BNY Mellon	1,666
9/20/23	Euro	420,000	U.S. Dollars	461,376	JPMorgan Chase	1,604
8/18/23	Mexican Pesos	843,370	British Pounds	38,000	Citibank	1,414
8/18/23	South African Rand	615,418	Euro	30,000	HSBC	1,332
9/26/23	U.S. Dollars	128,013	Indonesian Rupiahs	1,917,002,123	Citibank	1,183
8/18/23	Mexican Pesos	859,998	U.S. Dollars	50,000	Barclays	1,176
8/18/23	Malaysian Ringgit	158,048	U.S. Dollars	34,000	Morgan Stanley	1,104
12/20/23	Colombian Pesos	67,608,988	U.S. Dollars	15,679	Barclays	959
9/20/23	British Pounds	327,027	Euro	380,000	HSBC	894
8/02/23	Brazilian Reals	164,146	U.S. Dollars	34,000	BNP Paribas	712
9/20/23	British Pounds	112,124	Euro	130,000	Deutsche Bank	623
8/18/23	Thai Baht	1,181,840	U.S. Dollars	34,000	Bank of America	592
8/02/23	Brazilian Reals	196,645	U.S. Dollars	41,000	Deutsche Bank	585
8/02/23	Brazilian Reals	196,623	U.S. Dollars	41,000	State Street	580
8/18/23	Indonesian Rupiahs	1,397,314,400	U.S. Dollars	92,000	Deutsche Bank	570
8/18/23	U.S. Dollars	33,904	British Pounds	26,000	JPMorgan Chase	534
9/20/23	Euro	60,000	U.S. Dollars	65,617	Bank of America	523
8/18/23	South Korean Won	43,929,700	U.S. Dollars	34,000	HSBC	452
8/18/23	Thai Baht	987,980	U.S. Dollars	28,500	Goldman Sachs	418
8/18/23	U.S. Dollars	33,430	Euro	30,000	Deutsche Bank	412
9/20/23	Euro	170,000	U.S. Dollars	187,006	Citibank	391
8/18/23	U.S. Dollars	26,000	Japanese Yen	3,637,423	RBS	351
8/18/23	Malaysian Ringgit	154,616	U.S. Dollars	34,000	Barclays	342
8/18/23	Polish Zloty	137,672	U.S. Dollars	34,000	Goldman Sachs	334
8/18/23	Canadian Dollars	70,078	Euro	48,000	Toronto-Dominion Bank	330
8/18/23	U.S. Dollars	17,000	Hungarian Forints	5,903,211	JPMorgan Chase	312
8/18/23	Thai Baht	1,171,810	U.S. Dollars	34,000	Citibank	298
9/20/23	Euro	130,000	British Pounds	111,418	HSBC	284
10/11/23	U.S. Dollars	47,000	Taiwan Dollars	1,462,170	BNP Paribas	248
8/18/23	Australian Dollars	38,000	U.S. Dollars	25,388	Morgan Stanley	154
8/02/23	U.S. Dollars	48,000	Brazilian Reals	226,320	Barclays	140
8/18/23	U.S. Dollars	34,000	Indonesian Rupiahs	511,122,000	Citibank	140
8/08/23	U.S. Dollars	22,376	Euro	20,216	HSBC	139
8/18/23	U.S. Dollars	34,000	South African Rand	607,410	Bank of America	98
8/18/23	South African Rand	610,898	U.S. Dollars	34,000	HSBC	96
8/18/23	U.S. Dollars	8,000	Norwegian Kroner	80,114	Goldman Sachs	90
9/20/23	Euro	320,000	British Pounds	274,738	Bank of America	85

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at July 31, 2023: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
9/20/23	British Pounds	110,000	U.S. Dollars	141,127	Deutsche Bank	$ 73
8/18/23	Australian Dollars	35,000	Canadian Dollars	30,942	RBS	55
8/18/23	U.S. Dollars	9,031	British Pounds	7,000	Deutsche Bank	46
9/20/23	U.S. Dollars	141,235	British Pounds	110,000	JPMorgan Chase	35
9/06/23	Czech Republic Koruna	293,191	U.S. Dollars	13,460	Morgan Stanley	12
8/18/23	Norwegian Kroner	81,122	U.S. Dollars	8,000	Goldman Sachs	10
8/18/23	U.S. Dollars	8,000	Norwegian Kroner	80,933	Deutsche Bank	9
8/18/23	U.S. Dollars	8,000	Norwegian Kroner	80,931	Morgan Stanley	9
8/18/23	U.S. Dollars	8,000	Polish Zloty	32,064	Goldman Sachs	4
8/18/23	British Pounds	7,000	U.S. Dollars	8,981	Barclays	3
8/18/23	Czech Republic Koruna	1,282,984	U.S. Dollars	59,000	Morgan Stanley	—*
Total Unrealized Appreciation						$ 46,709

8/18/23	Czech Republic Koruna	1,282,807	U.S. Dollars	59,000	Morgan Stanley	$ (8)
9/20/23	U.S. Dollars	83,467	Canadian Dollars	110,000	BNY Mellon	(11)
9/20/23	Japanese Yen	16,000,000	U.S. Dollars	113,415	HSBC	(18)
8/18/23	U.S. Dollars	8,000	Czech Republic Koruna	174,406	Barclays	(20)
8/18/23	Euro	2,000	Polish Zloty	8,918	BNP Paribas	(22)
8/18/23	Euro	88,000	U.S. Dollars	96,877	BNP Paribas	(26)
8/18/23	British Pounds	26,000	U.S. Dollars	33,428	Citibank	(58)
8/18/23	U.S. Dollars	8,000	Mexican Pesos	136,410	Citibank	(117)
9/20/23	British Pounds	111,518	Euro	130,000	HSBC	(156)
9/05/23	Brazilian Reals	227,712	U.S. Dollars	48,000	Barclays	(172)
9/20/23	Euro	60,000	U.S. Dollars	66,327	Deutsche Bank	(187)
8/18/23	British Pounds	34,000	U.S. Dollars	43,850	Deutsche Bank	(212)
8/18/23	U.S. Dollars	39,000	Canadian Dollars	51,719	Citibank	(232)
8/18/23	Japanese Yen	2,658,349	U.S. Dollars	19,000	Toronto-Dominion Bank	(255)
9/20/23	British Pounds	90,000	U.S. Dollars	115,806	HSBC	(279)
8/18/23	U.S. Dollars	36,669	Australian Dollars	55,000	Morgan Stanley	(300)
8/18/23	U.S. Dollars	31,000	South African Rand	561,481	UBS	(339)
8/18/23	Japanese Yen	3,697,841	Euro	24,000	Bank of America	(339)
9/20/23	Euro	190,000	British Pounds	163,431	Bank of America	(342)
8/18/23	U.S. Dollars	34,000	Colombian Pesos	135,456,000	Citibank	(344)
8/18/23	British Pounds	26,000	U.S. Dollars	33,718	JPMorgan Chase	(348)
9/20/23	Euro	100,000	U.S. Dollars	110,625	Goldman Sachs	(392)
8/18/23	U.S. Dollars	34,000	Swedish Kronor	362,690	Morgan Stanley	(490)
8/18/23	U.S. Dollars	22,000	Mexican Pesos	378,266	Goldman Sachs	(510)

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at July 31, 2023: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
8/18/23	Euro	44,000	U.S. Dollars	48,984	Citibank	$ (558)
8/18/23	Swedish Kronor	351,576	U.S. Dollars	34,000	Morgan Stanley	(568)
8/02/23	U.S. Dollars	34,000	Brazilian Reals	163,662	BNP Paribas	(610)
9/20/23	U.S. Dollars	142,632	Euro	130,000	Deutsche Bank	(671)
9/20/23	U.S. Dollars	184,373	Euro	167,991	Toronto-Dominion Bank	(809)
8/18/23	Hungarian Forints	17,362,384	U.S. Dollars	50,000	JPMorgan Chase	(918)
9/06/23	U.S. Dollars	77,331	Czech Republic Koruna	1,706,025	Barclays	(1,060)
9/20/23	U.S. Dollars	219,385	Euro	200,000	JPMorgan Chase	(1,082)
8/18/23	Chilean Pesos	27,604,600	U.S. Dollars	34,000	BNP Paribas	(1,168)
8/02/23	U.S. Dollars	34,000	Brazilian Reals	166,498	Citibank	(1,210)
9/20/23	U.S. Dollars	324,834	Euro	296,009	BNP Paribas	(1,467)
9/20/23	Indonesian Rupiahs	1,715,949,628	U.S. Dollars	115,506	UBS	(1,961)
9/20/23	U.S. Dollars	273,355	Euro	250,000	Citibank	(2,229)
8/18/23	U.S. Dollars	44,000	Colombian Pesos	184,426,000	Morgan Stanley	(2,762)
9/20/23	Australian Dollars	200,000	U.S. Dollars	137,761	Morgan Stanley	(3,176)
9/20/23	U.S. Dollars	272,024	Euro	250,000	Barclays	(3,560)
8/08/23	U.S. Dollars	104,966	South African Rand	1,944,605	Morgan Stanley	(3,681)
9/20/23	U.S. Dollars	744,540	Euro	680,000	HSBC	(5,047)
8/31/23	U.S. Dollars	103,576	Mexican Pesos	1,840,577	Morgan Stanley	(5,671)
8/31/23	U.S. Dollars	87,919	Mexican Pesos	1,630,342	State Street	(8,850)
8/31/23	U.S. Dollars	188,770	Mexican Pesos	3,391,898	Deutsche Bank	(12,555)
12/20/23	U.S. Dollars	186,454	Colombian Pesos	811,214,353	Bank of America	(13,184)
9/20/23	U.S. Dollars	1,654,000	Japanese Yen	235,898,475	Deutsche Bank	(17,888)
8/31/23	U.S. Dollars	227,432	Mexican Pesos	4,259,468	JPMorgan Chase	(25,386)
8/31/23	U.S. Dollars	376,018	Mexican Pesos	6,880,517	Barclays	(32,373)
9/20/23	Japanese Yen	226,586,422	U.S. Dollars	1,654,000	Morgan Stanley	(48,109)
Total Unrealized Depreciation						$ (201,730)
Net Unrealized Depreciation						$(155,021)

*Amount rounds to less than one dollar.

Written Call Option Contracts outstanding at July 31, 2023: Exchange Traded

Description	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value
10-Year U.S. Treasury Note Future	5	USD	557,031	112.25	8/4/2023	$ (547)
10-Year U.S. Treasury Note Future	374	USD	41,665,937	114.50	8/11/2023	(5,846)
10-Year U.S. Treasury Note Future	17	USD	1,893,906	113.00	8/25/2023	(3,985)
10-Year U.S. Treasury Note Future	7	USD	1,421,219	102.00	8/25/2023	(1,094)

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Written Call Option Contracts outstanding at July 31, 2023: Exchange Traded (continued)

Description	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value
10-Year U.S. Treasury Note Future	11	USD	1,225,469	112.25	8/25/2023	$ (4,812)
10-Year U.S. Treasury Note Future	10	USD	1,119,688	113.00	9/22/2023	(7,344)
5-Year U.S. Treasury Note Future	7	USD	747,742	107.00	8/4/2023	(1,531)
5-Year U.S. Treasury Note Future	5	USD	534,102	107.25	8/4/2023	(664)
5-Year U.S. Treasury Note Future	48	USD	5,127,374	109.50	8/25/2023	(1,500)
5-Year U.S. Treasury Note Future	34	USD	3,631,890	107.25	8/25/2023	(13,281)
5-Year U.S. Treasury Note Future	7	USD	747,742	109.00	8/25/2023	(383)
5-Year U.S. Treasury Note Future	5	USD	534,102	108.75	8/25/2023	(352)
5-Year U.S. Treasury Note Future	4	USD	427,281	108.00	8/25/2023	(687)
5-Year U.S. Treasury Note Future	25	USD	2,685,352	109.00	9/22/2023	(7,422)
U.S. Treasury Long Bond Future	2	USD	264,438	126.50	8/4/2023	(187)
U.S. Treasury Long Bond Future	7	USD	871,063	129.00	8/25/2023	(1,312)
U.S. Treasury Long Bond Future	4	USD	497,750	130.00	8/25/2023	(438)
U.S. Treasury Long Bond Future	2	USD	248,875	128.00	8/25/2023	(625)
Total Written Call Options Contracts (Premiums Received $154,316)						$(52,010)

Written Put Option Contracts outstanding at July 31, 2023: Exchange Traded

Description	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value
10-Year U.S. Treasury Note Future	14	USD	1,559,688	112.00	8/25/2023	$ (15,750)
10-Year U.S. Treasury Note Future	12	USD	1,336,875	112.50	8/25/2023	(17,438)
10-Year U.S. Treasury Note Future	3	USD	609,094	101.00	8/25/2023	(469)
3-Month SOFR 1-Year Mid Curve Future	127	USD	30,043,437	95.75	10/13/2023	(76,994)
3-Month SOFR 1-Year Mid Curve Future	116	USD	27,441,250	96.25	10/13/2023	(156,600)
3-Month SOFR 1-Year Mid Curve Future	116	USD	27,441,250	96.50	10/13/2023	(211,700)
3-Month SOFR 1-Year Mid Curve Future	232	USD	54,882,500	95.38	12/15/2023	(111,649)
3-Month SOFR 1-Year Mid Curve Future	98	USD	23,183,125	95.25	12/15/2023	(38,587)
3-Month SOFR Future	335	USD	79,248,437	95.38	10/13/2023	(655,344)
3-Month SOFR Future	201	USD	47,549,062	95.25	10/13/2023	(332,906)
3-Month SOFR Future	134	USD	31,699,375	95.13	10/13/2023	(182,575)
3-Month SOFR Future	127	USD	30,043,437	94.63	10/13/2023	(39,687)
5-Year U.S. Treasury Note Future	17	USD	1,815,945	107.50	8/25/2023	(16,602)
5-Year U.S. Treasury Note Future	15	USD	1,602,304	107.00	8/25/2023	(10,078)
5-Year U.S. Treasury Note Future	5	USD	534,102	106.50	8/25/2023	(2,187)
U.S. Treasury Long Bond Future	7	USD	871,063	125.00	8/25/2023	(12,141)
U.S. Treasury Long Bond Future	4	USD	497,750	124.00	8/25/2023	(5,063)
Total Written Put Options Contracts (Premiums Received $780,045)						$(1,885,770)

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Written Call Option Contracts outstanding at July 31, 2023: Over the Counter

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Chinese Yuan vs. U.S. Dollar	Barclays	2	USD	84,000	CNH	7.25	9/28/2023	$ (230)
U.S. Dollar vs. Euro	Morgan Stanley	2	EUR	122,000	USD	1.12	8/8/2023	(28)
U.S. Dollar vs. Euro	Deutsche Bank	1	EUR	540,000	USD	1.13	8/16/2023	(17)
U.S. Dollar vs. Euro	Deutsche Bank	2	EUR	90,000	USD	1.12	9/11/2023	(289)
Total Written OTC Call Options Contracts (Premiums Received $2,117)								$(564)

Written Put Option Contracts outstanding at July 31, 2023: Over the Counter

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Brazilian Real vs. U.S. Dollar	Citibank	2	USD	41,000	BRL	4.75	8/10/2023	$ (426)
Chilean Peso vs. U.S. Dollar	Citibank	2	USD	50,000	CLP	800.00	8/17/2023	(16)
Chinese Yuan vs. U.S. Dollar	Barclays	2	USD	84,000	CNH	6.95	9/28/2023	(178)
Mexican Peso vs. U.S. Dollar	Barclays	2	USD	100,000	MXN	17.10	8/4/2023	(2,099)
Mexican Peso vs. U.S. Dollar	Goldman Sachs	2	USD	102,000	MXN	16.70	8/23/2023	(746)
U.S. Dollar vs. Australian Dollar	Citibank	2	AUD	74,000	USD	0.65	8/18/2023	(58)
Total Written OTC Put Options Contracts (Premiums Received $1,625)								$(3,523)

Written Call Interest Rate Swaption Contracts outstanding at July 31, 2023: Over the Counter

Description	Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Expiration Date	Exercise Rate	Notional Amount	Value
Interest Rate Swap Maturing 1/24/2025	3.80% (At Maturity)	1-Day USD SOFR (Annually)	Citibank	1/22/2024	3.80%	68,280,000	$ (46,376)
Interest Rate Swap Maturing 1/26/2025	3.85% (At Maturity)	1-Day USD SOFR (Annually)	Citibank	1/24/2024	3.85	68,280,000	(51,265)
Interest Rate Swap Maturing 3/18/2036	3.02% (Semi-Annually)	1-Day USD SOFR (Annually)	Goldman Sachs	3/16/2026	3.02	815,000	(27,745)
Interest Rate Swap Maturing 5/06/2036	3.05% (Semi-Annually)	1-Day USD SOFR (Annually)	UBS	5/04/2026	3.05	131,400	(4,678)
Interest Rate Swap Maturing 6/18/2029	3.31% (Semi-Annually)	1-Day USD SOFR (Annually)	Barclays	6/14/2024	3.31	4,416,000	(63,518)
Interest Rate Swap Maturing 7/15/2029	3.57% (Semi-Annually)	1-Day USD SOFR (Annually)	Bank of America	7/11/2024	3.57	2,208,000	(45,403)
Interest Rate Swap Maturing 8/18/2025	5.15% (Annually)	1-Day GBP SONIA Rate (Annually)	Morgan Stanley	8/18/2023	5.15	6,855,900	(4,119)
Interest Rate Swap Maturing 8/28/2025	1-Day USD SOFR (Annually)	4.18% (Semi-Annually)	BNP Paribas	8/24/2023	4.18	3,237,000	(985)
Total Written OTC Call Swaptions Contracts (Premiums Received $343,551)							$(244,089)

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Written Put Interest Rate Swaption Contracts outstanding at July 31, 2023: Over the Counter

Description	Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Expiration Date	Exercise Rate	Notional Amount	Value
Interest Rate Swap Maturing 3/18/2036	1-Day USD SOFR (Annually)	3.02% (Semi-Annually)	Goldman Sachs	3/16/2026	3.02%	815,000	$ (51,127)
Interest Rate Swap Maturing 5/06/2036	1-Day USD SOFR (Annually)	3.05% (Semi-Annually)	UBS	5/4/2026	3.05	131,400	(8,170)
Interest Rate Swap Maturing 6/18/2029	1-Day USD SOFR (Annually)	3.31% (Semi-Annually)	Barclays	6/14/2024	3.31	4,416,000	(120,297)
Interest Rate Swap Maturing 7/15/2029	1-Day USD SOFR (Annually)	3.57% (Semi-Annually)	Bank of America	7/11/2024	3.57	2,208,000	(46,442)
Interest Rate Swap Maturing 8/16/2025	1-Day USD SOFR (Annually)	4.05% (Semi-Annually)	Barclays	8/14/2023	4.05	3,367,000	(45,227)
Interest Rate Swap Maturing 8/24/2025	1-Day USD SOFR (Annually)	4.15% (Semi-Annually)	UBS	8/22/2023	4.15	1,683,000	(19,168)
Interest Rate Swap Maturing 8/24/2025	1-Day USD SOFR (Annually)	4.11% (Semi-Annually)	JPMorgan Chase	8/22/2023	4.11	1,619,000	(19,594)
Interest Rate Swap Maturing 8/25/2025	1-Day USD SOFR (Annually)	4.13% (Semi-Annually)	UBS	8/23/2023	4.13	1,683,000	(19,743)
Interest Rate Swap Maturing 8/25/2025	1-Day USD SOFR (Annually)	4.10% (Semi-Annually)	JPMorgan Chase	8/23/2023	4.10	1,619,000	(19,857)
Interest Rate Swap Maturing 9/05/2025	1-Day USD SOFR (Annually)	4.43% (Semi-Annually)	JPMorgan Chase	8/31/2023	4.43	3,237,000	(21,531)
Interest Rate Swap Maturing 9/05/2025	1-Day USD SOFR (Annually)	4.30% (Semi-Annually)	JPMorgan Chase	8/31/2023	4.30	3,237,000	(27,961)
Interest Rate Swap Maturing 9/07/2025	1-Day USD SOFR (Annually)	4.61% (Semi-Annually)	Barclays	9/5/2023	4.61	3,237,000	(14,494)
Interest Rate Swap Maturing 9/07/2025	1-Day USD SOFR (Annually)	4.39% (Semi-Annually)	JPMorgan Chase	9/5/2023	4.39	3,237,000	(23,807)
Total Written OTC Put Swaptions Contracts (Premiums Received $254,255)							$(437,418)

Interest Rate Swap Contracts outstanding at July 31, 2023: Centrally Cleared

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day U.S. Federal Funds Rate (At Maturity)	5.28% (At Maturity)	9/20/2023	USD	55,197,000	$ (5,630)	$ 4,954	$ (10,584)
5.34% (At Maturity)	1-Day U.S. Federal Funds Rate (At Maturity)	11/1/2023	USD	81,693,000	4,010	693	3,317
0.20% (Annually)	1-Day JPY TONAR (Annually)	2/3/2025	JPY	55,288,094	(1,421)	—	(1,421)
0.21% (Annually)	1-Day JPY TONAR (Annually)	2/3/2025	JPY	55,288,093	(1,460)	—	(1,460)
3M ZAR JIBAR (Quarterly)	7.20% (Quarterly)	3/20/2025	ZAR	4,707,000	(2,239)	—	(2,239)
9.84% (Monthly)	28-Day MXN-TIIE-BANXICO (Monthly)	5/16/2025	MXN	3,436,000	319	—	319
4.62% (Quarterly)	3M CZK PRBOR (Quarterly)	6/19/2025	CZK	10,189,000	(1,582)	—	(1,582)
2-Day USD SOFR (At Maturity)	4.19% (At Maturity)	7/29/2025	USD	7,241,000	(555)	—	(555)
3.23% (At Maturity)	1-Day EUR ESTR (At Maturity)	7/29/2025	EUR	6,406,000	(5,418)	—	(5,418)

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Interest Rate Swap Contracts outstanding at July 31, 2023: Centrally Cleared (continued)

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day CORRA (Semi-Annually)	4.38% (Semi-Annually)	7/20/2026	CAD	1,601,000	$ (5,102)	$ —	$ (5,102)
1-Day CORRA (Semi-Annually)	4.40% (Semi-Annually)	7/20/2026	CAD	1,601,000	(4,597)	—	(4,597)
3M KRW KSDA (Quarterly)	3.38% (Quarterly)	9/20/2026	KRW	181,949,097	(1,001)	—	(1,001)
3M KRW KSDA (Quarterly)	3.55% (Quarterly)	9/20/2026	KRW	115,565,000	(214)	—	(214)
3M KRW KSDA (Quarterly)	3.33% (Quarterly)	9/20/2026	KRW	90,960,903	(605)	—	(605)
2-Day USD SOFR (Annually)	3.45% (Annually)	11/30/2027	USD	24,388,000	(550,371)	(3,178)	(547,193)
2-Day USD SOFR (Annually)	2.98% (Annually)	11/30/2027	USD	16,149,000	(655,745)	2,979	(658,724)
28-Day MXN-TIIE-BANXICO (Monthly)	8.42% (Monthly)	1/20/2028	MXN	1,953,000	(751)	—	(751)
28-Day MXN-TIIE-BANXICO (Monthly)	8.35% (Monthly)	4/28/2028	MXN	1,121,000	(394)	—	(394)
6M EUR EURIBOR (Semi-Annually)	3.15% (Annually)	7/21/2028	EUR	111,000	(329)	—	(329)
5.70% (Semi-Annually)	6M PLN WIBOR (Semi-Annually)	9/20/2028	PLN	296,000	(3,703)	—	(3,703)
6M CZK PRBOR (Semi-Annually)	4.32% (Annually)	9/20/2028	CZK	2,383,000	970	—	970
2.85% (Annually)	2-Day USD SOFR (Annually)	2/15/2029	USD	2,329,000	145,509	7,726	137,783
3.85% (Annually)	2-Day USD SOFR (Annually)	6/30/2029	USD	4,375,000	12,843	4,833	8,010
3.25% (Annually)	2-Day USD SOFR (Annually)	9/30/2029	USD	2,157,000	84,373	853	83,520
6M EUR EURIBOR (Semi-Annually)	2.44% (Annually)	7/14/2032	EUR	157,000	(2,979)	—	(2,979)
0.89% (Annually)	1-Day JPY TONAR (Annually)	2/15/2033	JPY	32,506,100	(4,376)	—	(4,376)
0.90% (Annually)	1-Day JPY TONAR (Annually)	2/15/2033	JPY	97,518,300	(14,076)	—	(14,076)
0.92% (Annually)	1-Day JPY TONAR (Annually)	2/15/2033	JPY	94,155,600	(14,776)	—	(14,776)
3M CAD CIDOR (Semi-Annually)	3.30% (Semi-Annually)	3/27/2033	CAD	24,333	(1,179)	2	(1,181)
3M CAD CIDOR (Semi-Annually)	3.35% (Semi-Annually)	3/30/2033	CAD	24,734	(1,119)	(50)	(1,069)
3M CAD CIDOR (Semi-Annually)	3.28% (Semi-Annually)	4/25/2033	CAD	73,158	(3,576)	(238)	(3,338)
3M CAD CIDOR (Semi-Annually)	3.44% (Semi-Annually)	5/9/2033	CAD	24,798	(945)	—	(945)
3M CAD CIDOR (Semi-Annually)	3.36% (Semi-Annually)	5/12/2033	CAD	25,192	(1,082)	(1)	(1,081)
3M CAD CIDOR (Semi-Annually)	3.43% (Semi-Annually)	5/15/2033	CAD	75,487	(2,917)	(362)	(2,555)
3M CAD CIDOR (Semi-Annually)	3.77% (Semi-Annually)	5/30/2033	CAD	25,707	(431)	(12)	(419)
3M CAD CIDOR (Semi-Annually)	3.68% (Semi-Annually)	5/31/2033	CAD	25,996	(581)	—	(581)
3M CAD CIDOR (Semi-Annually)	3.68% (Semi-Annually)	6/1/2033	CAD	26,552	(599)	—	(599)
3M CAD CIDOR (Semi-Annually)	3.92% (Semi-Annually)	6/13/2033	CAD	4,791	(34)	—	(34)
1-Day CORRA (Semi-Annually)	3.54% (Semi-Annually)	6/15/2033	CAD	1,023,040	(10,851)	—	(10,851)
1-Day CORRA (Semi-Annually)	3.54% (Semi-Annually)	6/22/2033	CAD	521,000	(5,433)	—	(5,433)
3.57% (Semi-Annually)	1-Day CORRA (Semi-Annually)	7/20/2033	CAD	1,048,735	8,229	—	8,229
1-Day CORRA (Semi-Annually)	3.62% (Semi-Annually)	7/21/2033	CAD	529,000	(2,367)	—	(2,367)
1-Day EUR ESTR (Annually)	2.79% (Annually)	8/2/2033	EUR	380,000	426	288	138
3.15% (Annually)	2-Day USD SOFR (Annually)	5/15/2048	USD	11,585,000	651,581	(41,718)	693,299
2.50% (Annually)	2-Day USD SOFR (Annually)	4/21/2052	USD	115,000	19,056	103	18,953
3.37% (Semi-Annually)	3M CAD CIDOR (Semi-Annually)	3/27/2053	CAD	10,544	630	(2)	632
3.40% (Semi-Annually)	3M CAD CIDOR (Semi-Annually)	3/30/2053	CAD	10,718	594	27	567
3.32% (Semi-Annually)	3M CAD CIDOR (Semi-Annually)	4/25/2053	CAD	31,702	2,078	195	1,883
3.48% (Semi-Annually)	3M CAD CIDOR (Semi-Annually)	5/9/2053	CAD	10,746	451	—	451
3.38% (Semi-Annually)	3M CAD CIDOR (Semi-Annually)	5/12/2053	CAD	10,917	622	(9)	631

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Interest Rate Swap Contracts outstanding at July 31, 2023: Centrally Cleared (continued)

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3.44% (Semi-Annually)	3M CAD CIDOR (Semi-Annually)	5/15/2053	CAD	32,711	$ 1,564	$ 145	$ 1,419
3.66% (Semi-Annually)	3M CAD CIDOR (Semi-Annually)	5/30/2053	CAD	11,139	184	33	151
3.58% (Semi-Annually)	3M CAD CIDOR (Semi-Annually)	5/31/2053	CAD	11,265	311	—	311
3.56% (Semi-Annually)	3M CAD CIDOR (Semi-Annually)	6/1/2053	CAD	11,544	345	—	345
3.77% (Semi-Annually)	3M CAD CIDOR (Semi-Annually)	6/13/2053	CAD	2,076	2	—	2
3.40% (Semi-Annually)	1-Day CORRA (Semi-Annually)	6/15/2053	CAD	455,000	2,493	—	2,493
3.36% (Semi-Annually)	1-Day CORRA (Semi-Annually)	6/22/2053	CAD	228,000	2,507	—	2,507
3.41% (Semi-Annually)	1-Day CORRA (Semi-Annually)	7/21/2053	CAD	231,500	753	—	753
Total					$(368,588)	$(22,739)	$(345,849)

Interest Rate Swap Contracts outstanding at July 31, 2023: Over the Counter

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
12.62% (At Maturity)	1-Day BRL BZDIO (At Maturity)	Citibank	1/2/2024	BRL	3,224,657	$ (52)	$—	$ (52)
12.06% (At Maturity)	1-Day COP COOVI (At Maturity)	Citibank	4/18/2024	COP	781,128,000	123	—	123
11.90% (At Maturity)	1-Day COP COOVI (At Maturity)	Bank of America	10/19/2024	COP	405,074,000	(938)	—	(938)
1-Day BRL BZDIO (At Maturity)	11.87% (At Maturity)	Bank of America	1/2/2025	BRL	616,569	1,699	—	1,699
1-Day BRL BZDIO (At Maturity)	11.80% (At Maturity)	Citibank	1/2/2026	BRL	578,798	4,472	—	4,472
1-Day BRL BZDIO (At Maturity)	11.75% (At Maturity)	Citibank	1/2/2026	BRL	563,000	4,167	—	4,167
1-Day BRL BZDIO (At Maturity)	11.38% (At Maturity)	Bank of America	1/2/2026	BRL	518,845	2,910	—	2,910
1-Day BRL BZDIO (At Maturity)	10.01% (At Maturity)	Goldman Sachs	1/4/2027	BRL	349,435	(197)	—	(197)
1-Day BRL BZDIO (At Maturity)	10.04% (At Maturity)	JPMorgan Chase	1/4/2027	BRL	307,000	(125)	—	(125)
Total						$12,059	$—	$12,059

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Credit Default Swap Contracts outstanding - Buy Protection as of July 31, 2023:
Centrally Cleared
Reference Obligation	Fixed Deal Pay Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index Series 40 (Pay Quarterly)	5.00%	6/20/2028	USD	125,000	$ (5,161)	$ (4,305)	$ (856)
Markit iTraxx Europe Main Index Series 39 (Pay Quarterly)	5.00%	6/20/2028	EUR	26,450	(3,082)	(1,304)	(1,778)
Total					$(8,243)	$(5,609)	$(2,634)

Credit Default Swap Contracts outstanding - Sell Protection as of July 31, 2023: Centrally Cleared

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date		Notional Amount(1)	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Markit CDX North America Investment Grade Index Series 40 (Pay Quarterly)	0.63%	1.00%	6/20/2028	USD	29,029,000	$501,309	$394,099	$107,210
Total						$501,309	$394,099	$107,210

(1)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Credit Default Swap Contracts outstanding - Buy Protection at July 31, 2023: Over the Counter

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Federal Republic of Brazil, 4.25%, Due: 1/07/2025 (Pay Quarterly)	1.00%	12/20/2024	Barclays	USD	336,000	$(3,227)	$ 2,331	$ (5,558)
Abbott Laboratories 3.40% 11/30/2023 (Pay Quarterly)	1.00%	6/20/2027	JPMorgan Chase	USD	129,278	(2,977)	(2,340)	(637)
Federal Republic of Brazil, 4.25%, Due: 1/07/2025 (Pay Quarterly)	1.00%	6/20/2028	Barclays	USD	36,100	940	2,449	(1,509)
Republic of Colombia, 10.38%, Due: 1/28/2033 (Pay Quarterly)	1.00%	6/20/2028	Barclays	USD	133,500	5,432	12,560	(7,128)
Republic of Colombia, 10.38%, Due: 1/28/2033 (Pay Quarterly)	1.00%	6/20/2028	Morgan Stanley	USD	51,000	2,075	2,931	(856)
United Mexican States, 4.15%, Due: 3/28/2027 (Pay Quarterly)	1.00%	6/20/2028	Barclays	USD	76,506	(100)	1,370	(1,470)
Total						$ 2,143	$19,301	$(17,158)

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Credit Default Swap Contracts outstanding - Sell Protection at July 31, 2023: Over the Counter

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date	Counterparty		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Markit CMBX North America Index Series 14 (Pay Monthly)	0.00%	3.00%	12/16/2072	Goldman Sachs	USD	40,000	$ (9,485)	$ (6,799)	$ (2,686)
Total							$(9,485)	$(6,799)	$(2,686)

Inflation Swap Contracts outstanding at July 31, 2023: Centrally Cleared

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day UK Retail Price Index (At Maturity)	4.06% (At Maturity)	7/15/2028	GBP	1,380,000	$(3,402)	$—	$(3,402)
2.51% (At Maturity)	1-Day U.S. Consumer Price Index (At Maturity)	7/25/2028	USD	1,920,000	8,348	—	8,348
3.85% (At Maturity)	1-Day UK Retail Price Index (At Maturity)	7/15/2033	GBP	1,380,000	5,594	—	5,594
1-Day U.S. Consumer Price Index (At Maturity)	2.60% (At Maturity)	7/25/2033	USD	1,920,000	(5,354)	—	(5,354)
Total					$ 5,186	$—	$ 5,186

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Valuation Hierarchy
The following is a summary of the inputs used, as of July 31, 2023, in valuing the Fund's investments carried at fair value:
Morningstar Total Return Bond Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$ —	$ 34,970,377	$ —	$ 34,970,377
Corporate Bonds	—	145,273,603	107,869	145,381,472
Foreign Issuer Bonds	—	49,404,489	—	49,404,489
Mortgage-Backed Securities	—	269,053,723	—	269,053,723
Municipal Bonds	—	2,183,974	—	2,183,974
Term Loans	—	860,513	—	860,513
U.S. Government Obligations	—	109,823,876	—	109,823,876
Investment Companies	217,788,943	—	—	217,788,943
Short-Term Investments	32,900,618	6,327,149	—	39,227,767
Purchased Options	1,901,231	394,554	—	2,295,785
Total Assets – Investments at value	$252,590,792	$618,292,258	$107,869	$870,990,919
Liabilities:
Mortgage-Backed Securities	$ —	$ (15,573,950)	$ —	$ (15,573,950)
U.S. Government Obligations	—	(1,386,711)	—	(1,386,711)
Short-Term Investments	—	(20,694)	—	(20,694)
Total Liabilities – Investments at value	$ —	$ (16,981,355)	$ —	$ (16,981,355)
Net Investments	$252,590,792	$601,310,903	$107,869	$854,009,564

Morningstar Total Return Bond Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Futures Contracts	$ 1,426,662	$ —	$—	$ 1,426,662
Forward Foreign Currency Exchange Contracts	—	46,709	—	46,709
Swap Agreements	—	1,476,919	—	1,476,919
Total Assets - Derivative Financial Instruments	$ 1,426,662	$ 1,523,628	$—	$ 2,950,290
Liabilities:
Futures Contracts	$(2,234,770)	$ —	$—	$(2,234,770)
Forward Foreign Currency Exchange Contracts	—	(201,730)	—	(201,730)
Written Options	(1,937,780)	(685,594)	—	(2,623,374)
Swap Agreements	—	(1,342,538)	—	(1,342,538)
Total Liabilities - Derivative Financial Instruments	$(4,172,550)	$(2,229,862)	$—	$(6,402,412)
Net Derivative Financial Instruments	$(2,745,888)	$ (706,234)	$—	$(3,452,122)

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments
Morningstar Municipal Bond Fund
	Par	Value
Municipal Bonds – 84.4%
Alabama – 2.7%
Alabama State Corrections Institution Finance Authority Revenue Bonds, 5.25%, 7/01/47	$ 500,000	$ 543,153
Black Belt Energy Gas District Gas Prepay Revenue Bonds, Series A-1, Project No. 4, 4.00%, 6/01/25	990,000	988,336
Black Belt Energy Gas District Gas Prepay Revenue Bonds, Series A-1, Project No. 5, 4.00%, 10/01/26(a)(b)(c)	525,000	521,789
Black Belt Energy Gas District Gas Project Revenue Bonds, Series C-1, 5.25%, 6/01/29(a)(b)(c)	1,030,000	1,081,320
Black Belt Energy Gas District Gas Supply Revenue Refunding Bonds, 4.00%, 12/01/31(a)(b)(c)	500,000	491,907
Black Belt Energy Gas District Project Variable Revenue Bonds, Series B-2, (SIFMA Municipal Swap Index Yield + 0.65%), 4.63%, 10/01/27(a)(c)	250,000	244,904
Black Belt Energy Gas District Revenue Bonds, Project No. 7, 4.00%, 12/01/26(a)(b)(c)	2,110,000	2,083,536
Jefferson County Sewer Warrants Senior Lien Revenue Bonds, Series A (AGM Insured), 5.50%, 10/01/53	300,000	305,788
Lower Alabama Gas District Gas Project Revenue Bonds, 4.00%, 12/01/25(a)(b)(c)	500,000	496,091
Mobile Industrial Development Board PCR Bonds, Alabama Power Company Barry Plant Project, 1.00%, 6/26/25(a)(b)(c)	1,000,000	948,880
Southeast Energy Authority Commodity Supply Revenue Bonds, Series B-1, Project No. 4, 5.00%, 8/01/28(a)(b)(c)	150,000	154,742
	Par	Value
Alabama (Continued)
Tuscaloosa County IDA Gulf Opportunity Zone Revenue Refunding Bonds, Series A, Hunt Refining Project, 5.25%, 5/01/44(d)	$410,000	$ 370,144
University of South Alabama University Revenue Bonds (BAM Insured), 5.00%, 4/01/27	375,000	397,588
University of West Alabama University Revenue Refunding Bonds (AGM Insured), 5.00%, 1/01/27	505,000	527,768
		9,155,946
Alaska – 0.2%
Alaska State Municipal Bond Bank Authority Revenue Bonds, Series 2 (AMT), 5.00%, 12/01/29	590,000	637,304
Arizona – 0.5%
Arizona State IDA Education Revenue Bonds, Series B, Jerome Facilities Project, Social Bonds, 4.00%, 7/01/51	175,000	146,460
Maricopa County IDA Revenue Bonds, Series A, Banner Health, 4.00%, 1/01/41	250,000	246,841
Maricopa County IDA Variable Revenue Bonds, Series A-3, Banner Health, 5.00%, 11/01/30(a)(b)(c)	300,000	332,518
Pima County IDA Education Revenue Facility Revenue Bonds, Paideia Academies Project, 6.13%, 7/01/45(d)	240,000	240,305
Pima County IDA Education Revenue Refunding Bonds, Series A, 4.00%, 12/15/24(d)	260,000	257,060
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds, Series A, 5.00%, 12/01/45	500,000	513,399
		1,736,583
Arkansas – 0.2%
Bentonville Sales & Use Tax Revenue Refunding Bonds, Series B, 1.05%, 11/01/46	235,000	231,700

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Arkansas (Continued)
Springdale Sales & Use Revenue Bonds, Series B (BAM Insured),
5.00%, 8/01/28(e)	$ 125,000	$ 135,989
5.00%, 8/01/29(e)	120,000	132,548
		500,237
California – 6.3%
Bay Area Toll Bridge Authority Variable Revenue Refunding Bonds, San Francisco Bay, (SIFMA Municipal Swap Index Yield + 0.45%), 4.43%, 4/01/26(a)(c)	2,000,000	1,968,980
California Community Choice Financing Authority Variable Revenue Bonds, Clean Energy Project, Green Bonds, 5.00%, 10/01/30	450,000	464,030
California HFA Municipal Certificates Revenue Bonds, Series 2, Class A, 4.00%, 3/20/33	235,577	230,777
California PFA Revenue Refunding Bonds, Henry Mayo Newhall Hospital, 5.00%, 10/15/47	580,000	581,239
California State GO Unlimited Bonds, 4.25%, 9/01/52	125,000	126,799
California State GO Unlimited Refunding Bonds, 4.00%, 11/01/37	1,000,000	1,035,123
California State Infrastructure & Economic Development Bank National Charter Equitable School Revolving Fund Revenue Bonds, 5.00%, 11/01/57	100,000	102,975
California State Infrastructure & Economic Development Bank Revenue Refunding Bonds, Los Angeles County Museum of Natural History Foundation, 4.00%, 7/01/50	1,510,000	1,430,567
California State Municipal Finance Authority Refunding COPS, Series A, Palomar Health (AGM Insured), 5.25%, 11/01/52	110,000	117,313
	Par	Value
California (Continued)
California State Municipal Finance Authority Revenue Bonds, Charter School John Adams Academies-Lincoln Project, 5.00%, 10/01/57(d)	$ 330,000	$ 290,029
California State Municipal Finance Authority Revenue Refunding Bonds, Series A, Eisenhower Medical Center, 5.00%, 7/01/25	650,000	661,685
California State Municipal Finance Authority Senior Living Revenue Bonds, Mt. San Antonio Garden, 2.13%, 11/15/26	250,000	236,209
California State Municipal Finance Authority Senior Living Revenue Refunding Bonds, Mt. San Antonio Gardens Project, 5.00%, 11/15/39	300,000	285,212
California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC-West Village, 5.00%, 5/15/36	1,130,000	1,175,101
California State Municipal Finance Authority Student Housing Revenue Bonds, Series A-P3, Claremont Colleges Project, 5.00%, 7/01/30(d)	320,000	319,616
California State Municipal Finance Authority Student Housing Revenue Bonds, UCR North District Phase 1 (BAM Insured), 5.00%, 5/15/28	500,000	536,435
California State School Finance Authority Charter School Revenue Bonds, Series A, John Adams Academies, 5.00%, 7/01/52(d)	520,000	460,657
California State University Systemwide Revenue Bonds, Series C, 4.00%, 11/01/45	200,000	199,728
California Statewide Communities Development Authority Revenue Bonds, Lancer Educational Standard Housing Project, 5.00%, 6/01/34(d)	375,000	369,431

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
California (Continued)
California Statewide Communities Development Authority Revenue Bonds, Loma Linda University Medical, 5.50%, 12/01/58(d)	$500,000	$500,160
California Statewide Communities Development Authority Revenue Bonds, Series A, Enloe Medical Center (AGM Insured), 5.25%, 8/15/52	450,000	478,692
California Statewide Communities Development Authority Revenue Bonds, Series A, Loma Linda University Medical Center, 5.25%, 12/01/56(d)	250,000	250,043
California Statewide Communities Development Authority Special Assessment Bonds, Statewide Community Infrastructure Program, 5.00%, 9/02/34	100,000	106,356
California Tobacco Securitization Agency Tobacco Settlement Senior Revenue Refunding Bonds, Series A, 4.00%, 6/01/40	300,000	294,574
Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue Refunding Bonds, Merged Redevelopment Project Area (BAM Insured), 4.00%, 8/01/26	250,000	254,540
Compton Community Redevelopment Agency Successor Agency Tax Allocation Revenue Refunding Bonds, Series A (AGM Insured), 5.00%, 8/01/42	250,000	272,103
CSCDA Community Improvement Authority Essential Housing Mezzanine Lien Revenue Bonds, City of Orange, 4.00%, 3/01/57(d)	200,000	140,510
Foothill Eastern Transportation Corridor Agency Toll Road Junior Lien Revenue Bonds, Series C, 5.00%, 1/15/26	200,000	205,912
	Par	Value
California (Continued)
Foothill Eastern Transportation Corridor Agency Toll Road Junior Lien Revenue Refunding Bonds, Series C, 4.00%, 1/15/43	$ 250,000	$ 244,938
Lodi Unified School District GO Unlimited Bonds, 3.00%, 8/01/46	400,000	313,186
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International Airport, 5.00%, 5/15/34	510,000	528,894
Los Angeles Department of Airports Airport Subordinate Revenue Bonds, Series C (AMT), Los Angeles International Airport, 5.00%, 5/15/29	1,000,000	1,059,442
Los Angeles Department of Airports Subordinate Revenue Bonds, Series A (AMT), Private Activity, 4.00%, 5/15/41	1,000,000	982,201
Mesa Water District COPS, 4.00%, 3/15/39	300,000	305,646
Newman-Crows Landing Unified School District GO Unlimited CABS, 0.00%, 8/01/25(f)	250,000	232,431
Pittsburg Public Financing Authority Water Revenue Bonds, Series A (AGM Insured), 4.13%, 8/01/47	250,000	245,524
Port of Oakland Intermediate Lien Revenue Refunding Bonds (AMT), 5.00%, 11/01/29	250,000	270,650
Rocklin Community Facilities District No. 10 Special Tax Bonds, 5.00%, 9/01/34	150,000	153,842
Sacramento Railyards Community Facilities District No. 2018 Special Tax Bonds, 5.25%, 9/01/47(d)	550,000	553,742
San Diego County Regional Airport Authority Subordinate Revenue Refunding Bonds, Series A, 4.00%, 7/01/37	300,000	308,095

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
California (Continued)
San Diego County Regional Airport Authority Subordinate Revenue Refunding Bonds, Series B (AMT), 5.00%, 7/01/39	$ 525,000	$ 551,922
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT), 5.00%, 5/01/44	250,000	258,814
San Mateo Foster City School District GO Unlimited Bonds, Series B, 4.00%, 8/01/48	500,000	493,944
Sunnyvale Financing Authority Lease Revenue Bonds, Civic Center Project, Green Bonds, 4.00%, 4/01/34	865,000	925,857
Susanville Natural Gas Revenue Refunding Bonds, Natural Gas Enterprise (AGM Insured), 3.00%, 6/01/26	595,000	593,644
Tobacco Securitization Authority of Southern California Tobacco Settlement Revenue Refunding Bonds, San Diego Asset Securities, 5.00%, 6/01/35	100,000	108,678
		21,226,246
Colorado – 3.4%
Aurora Crossroads Metropolitan District No. 2 Senior Lien GO Limited Bonds, Series A, 5.00%, 12/01/40	500,000	468,013
Colorado Educational & Cultural Authority Revenue Refunding Bonds, Prospect Ridge Academy Project (Moral Obligation Insured),
5.00%, 3/15/25	485,000	494,031
5.00%, 3/15/26	510,000	525,620
5.00%, 3/15/29	590,000	632,181
5.00%, 3/15/30	310,000	335,431
5.00%, 3/15/35	590,000	632,027

Colorado High Performance Transportation Enterprise Revenue Bonds, C-470 Express Lane, 5.00%, 12/31/56	1,000,000	982,417
	Par	Value
Colorado (Continued)

Colorado State Bridge Enterprise Revenue Bonds (AMT), Central 70 Project, 4.00%, 12/31/24	$ 630,000	$ 630,566
Colorado State COPS,
6.00%, 12/15/40	1,000,000	1,195,176
6.00%, 12/15/41	500,000	594,606
Colorado State COPS, Series A,
4.00%, 12/15/35	1,250,000	1,295,485
4.00%, 12/15/36	200,000	205,781

Colorado State Health Facilities Authority Revenue Refunding Bonds, Parkview Medical Center, Inc., Project, Series B, 5.00%, 9/01/29	1,000,000	1,024,584
Denver City & County Airport Revenue Refunding Bonds, Series D (AMT),
5.00%, 11/15/24	500,000	508,292
5.75%, 11/15/41	325,000	370,845

Denver City & County Airport System Subordinate Revenue Refunding Bonds, Series A (AMT), 5.25%, 12/01/43	500,000	523,532
Denver Convention Center Hotel Authority Senior Revenue Refunding Bonds, 5.00%, 12/01/40	250,000	250,103
Park Creek Metropolitan District Revenue Refunding Bonds, Series A (NATL, IBC Insured), 5.00%, 12/01/45	500,000	504,481
Public Authority for Colorado State Energy Natural Gas Purchase Revenue Bonds, 6.50%, 11/15/38	250,000	301,245
		11,474,416
Connecticut – 1.2%
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series K, Sacred Heart University, 5.00%, 7/01/27	400,000	424,772

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Connecticut (Continued)
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Forward Delivery, Stamford Hospital Issue, 4.00%, 7/01/42	$ 250,000	$ 235,126
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series B-1, 5.00%, 1/01/25(a)(b)(c)	500,000	507,495
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series F, Masonicare Issue, 5.00%, 7/01/27	220,000	220,937
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, University of Hartford,
5.00%, 7/01/25	260,000	260,129
5.00%, 7/01/31	500,000	506,616
4.00%, 7/01/39	120,000	101,296
4.00%, 7/01/49	100,000	75,687

Connecticut State HFA Mortgage Finance Program Variable Revenue Bonds, Series A-4, Social Bonds, (SIFMA Municipal Swap Index Yield + 0.30%), 4.28%, 11/15/24(a)(c)	1,000,000	998,074
Hamden GO Unlimited Refunding Bonds, Series A (BAM Insured), 5.00%, 8/01/24	500,000	506,740
Hamden Revenue Refunding Bonds, Whitney Center Project, 5.00%, 1/01/40	125,000	110,859
		3,947,731
Delaware – 0.1%
Kent County Student Housing & Dining Facilities Revenue Bonds, CHF-Dover LLC-Delaware State University Project,
5.00%, 7/01/32	250,000	252,650
5.00%, 7/01/48	100,000	92,239
		344,889
	Par	Value
District of Columbia – 1.5%
District of Columbia Hospital Revenue Refunding Bonds, Children's Hospital, 5.00%, 7/15/44	$ 300,000	$ 302,817
District of Columbia Revenue Bonds, Ingleside Rock Creek Project, 5.00%, 7/01/52	400,000	329,345
District of Columbia Revenue Bonds, KIPP DC Project, 4.00%, 7/01/39	100,000	91,097
District of Columbia University Revenue Refunding Bonds, Georgetown University, 5.00%, 4/01/29	350,000	370,848
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds, Series A (AMT), 5.25%, 10/01/48	1,000,000	1,073,797
Metropolitan Washington Airports Authority Dulles Toll Road Subordinate Lien Revenue Refunding Bonds, Dulles Metrorail & Capital Improvement Projects, Series B, 4.00%, 10/01/35	350,000	357,818
Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/01/25	1,000,000	1,027,278
5.00%, 10/01/43	500,000	514,098
5.00%, 10/01/46	500,000	523,870

Washington Metropolitan Area Transit Authority Dedicated Revenue Bonds, Series A, Green Bonds, 5.50%, 7/15/51	525,000	597,357
		5,188,325
Florida – 4.3%
Alachua County Health Facilities Authority Revenue Bonds, Shands Teaching Hospital & Clinics, 5.00%, 12/01/44	500,000	500,030
Broward County Airport System Revenue Bonds, Series A (AMT), 5.00%, 10/01/36	750,000	794,704
Central Florida Expressway Authority Senior Lien Revenue Refunding Bonds, 5.00%, 7/01/42	350,000	366,049

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Florida (Continued)
Collier County Water-Sewer District Revenue Bonds, 4.00%, 7/01/40	$ 500,000	$ 503,900
Florida State Board of Education Public Education GO Unlimited Refunding Bonds, Capital Outlay, Series E, 5.00%, 6/01/31	1,000,000	1,032,729
Florida State Municipal Power Agency Revenue Refunding Bonds, Series A, 5.00%, 10/01/31	300,000	313,936
Greater Orlando Aviation Authority Airport Facilities Revenue Bonds, Series A (AMT), 5.00%, 10/01/40	500,000	505,027
JEA Electric System Revenue Refunding Bonds, Series Three A, 4.00%, 10/01/37	1,395,000	1,393,620
Lakeland Hospital System Revenue Refunding Bonds, Lakeland Regional Health Systems, 5.00%, 11/15/26	425,000	443,661
Lakewood Ranch Stewardship District Utility Revenue Bonds, System Acquisition Project (AGM Insured), 5.25%, 10/01/48	350,000	384,760
Lee County IDA Healthcare Facilities Revenue Bonds, Shell Point/Waterside Health Project, 5.00%, 11/15/39	300,000	295,599
Lee County Local Optional Gas TRB, 5.25%, 8/01/49	355,000	383,604
Lee Memorial Health System Hospital Revenue Refunding Bonds, Series A-1, 5.00%, 4/01/44	600,000	621,496
Leon County School District Sales TRB, 4.00%, 9/01/26	800,000	800,486
Miami-Dade County Aviation Revenue Bonds, Series A (AMT), 5.00%, 10/01/49	500,000	513,381
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT), 5.00%, 10/01/33	500,000	504,287
	Par	Value
Florida (Continued)
Miami-Dade County Educational Facilities Authority Revenue Refunding Bonds, Series A, University of Miami, 5.00%, 4/01/30	$250,000	$256,306
Miami-Dade County Expressway Authority Toll System Revenue Bonds, Series A, 5.00%, 7/01/28	250,000	252,475
Miami-Dade County GO Unlimited Bonds, Public Health Trust Program, 4.00%, 7/01/42	250,000	250,165
Miami-Dade County Seaport Revenue Refunding Bonds, Series A (AMT), Senior Bonds, 5.25%, 10/01/52	500,000	524,526
Miami-Dade County, Florida Aviation Revenue Refunding Bonds, Series A (AMT), 5.00%, 10/01/34	290,000	292,008
Osceola County Florida Transportation Revenue Refunding CABS, Series A-2,
0.00%, 10/01/25(f)	125,000	113,771
0.00%, 10/01/26(f)	275,000	240,448
0.00%, 10/01/27(f)	360,000	302,932

Polk County Utility System Revenue Refunding Bonds, 4.00%, 10/01/43	400,000	391,164
Sarasota County Public Hospital District Revenue Bonds, Sarasota Memorial Hospital Project, 5.00%, 7/01/52	250,000	260,626
Tampa Hospital Revenue Bonds, H. Lee Moffitt Cancer Center,
5.00%, 7/01/25	150,000	153,754
5.00%, 7/01/26	125,000	129,896
5.00%, 7/01/27	125,000	131,614

Village Community Development District No. 14 Special Assessment Revenue Bonds, 5.50%, 5/01/53	240,000	246,916
Volusia County Educational Facilities Authority Revenue Refunding Bonds, Embry-Riddle Aeronautical, 5.00%, 10/15/44	500,000	525,520

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Florida (Continued)

Wildwood Utility Dependent District Senior Lien Revenue Bonds, South Sumter Utility Project (BAM Insured), 5.00%, 10/01/41	$465,000	$ 504,099
Wildwood Utility Dependent District Subordinate Revenue Bonds, South Sumter Utility Project (BAM Insured), 5.00%, 10/01/36	400,000	444,017
		14,377,506
Georgia – 2.0%
Atlanta Airport Passenger Facility Charge Subordinate Revenue Bonds, Series C, 5.00%, 7/01/40	365,000	406,480
Atlanta Development Authority Senior Lien Revenue Bonds, Series A-1, 5.00%, 7/01/30	200,000	206,783
Bartow County Development Authority Revenue Refunding Bonds, Georgia Power Company Plant Bowen Project, 1.80%, 9/01/29(b)(c)	250,000	209,091
Fulton County Development Authority Transportation Corp., Toll Revenue Refunding Bonds, Robert W. Woodruff Arts Center, Inc., Project, 5.00%, 3/15/32	200,000	217,725
Gainesville & Hall County Hospital Authority Revenue Refunding Bonds, Northeast Georgia Health System, Inc., Project, 5.00%, 2/15/37	500,000	523,692
Glynn-Brunswick Memorial Hospital Authority Revenue Refunding Anticipation Certificates Bonds, Southeast Georgia Health System, 5.00%, 8/01/34	530,000	518,690
Griffin-Spalding County Hospital Authority Revenue Anticipation Certificates Bonds, Wellstar, 5.00%, 4/01/35	150,000	157,308
	Par	Value
Georgia (Continued)
Main Street Natural Gas, Inc. Gas Supply Revenue Bonds, Series C, 4.00%, 11/01/27(a)(b)(c)(d)	$1,000,000	$ 965,157
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series A, 4.00%, 9/01/27(a)(b)(c)	1,125,000	1,120,470
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series B,
5.00%, 6/01/29(a)(b)(c)	200,000	206,646
5.00%, 3/01/30(a)(b)(c)	335,000	351,232

Main Street Natural Gas, Inc., Gas Supply Variable Revenue Bonds, Series B, 4.00%, 12/02/24(a)(b)(c)	100,000	100,180
Municipal Electric Authority of Georgia Power Revenue Refunding Bonds, Series HH, 5.00%, 1/01/29	500,000	533,459
Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3&4 Project (AGM Insured), 5.00%, 7/01/55	250,000	262,623
Private Colleges & Universities Authority Revenue Refunding Bonds, Series B, Emory University, 4.00%, 9/01/40	1,000,000	1,013,529
		6,793,065
Guam – 0.1%
Guam Government Business Privilege Tax Revenue Refunding Bonds, Series F, 4.00%, 1/01/42	250,000	220,983
Illinois – 6.5%
Chicago Board of Education GO Unlimited Bonds, Series A,
5.00%, 12/01/38	500,000	508,264
5.00%, 12/01/42	250,000	245,726

Chicago Board of Education GO Unlimited Bonds, Series D, 5.00%, 12/01/46	350,000	339,643
Chicago Board of Education GO Unlimited Refunding Bonds, Dedicated, Series D, 5.00%, 12/01/31	750,000	765,297

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Illinois (Continued)

Chicago City Colleges Capital Appreciation GO Unlimited Bonds (NATL Insured), 0.00%, 1/01/30(f)	$750,000	$579,538
Chicago GO Unlimited Bonds, Project & Refunding Series A, 5.25%, 1/01/30	500,000	503,868
Chicago GO Unlimited Bonds, Series A, 5.50%, 1/01/49	100,000	104,472
Chicago GO Unlimited Bonds, Series A, Chicago Works, 5.50%, 1/01/39	250,000	273,754
Chicago Heights Multifamily Variable Revenue Bonds, Olympic Village Apartments Project (FHA Insured, Housing & Urban Development Sector 8 Program), 2.88%, 8/01/25(a)(b)(c)	500,000	484,640
Chicago O'Hare International Airport Passenger Facility Charge Revenue Refunding Bonds (AMT), 5.00%, 1/01/32	500,000	500,242
Chicago O'Hare International Airport Senior Lien General Revenue Bonds, Series D (AMT), 5.00%, 1/01/26	140,000	143,499
Chicago O'Hare International Airport Senior Lien Revenue Refunding Bonds (AMT), 5.00%, 1/01/28	680,000	717,320
Chicago O'Hare International Airport Senior Lien Revenue Refunding Bonds, Series A (AMT), 5.00%, 1/01/31	250,000	267,658
Chicago Park District GO Limited Tax Refunding Bonds, Series B, 5.00%, 1/01/26	395,000	396,834
Chicago Special Assessment Refunding Bonds, Lakeshore East Project, 2.87%, 12/01/27(d)	254,000	239,305
Chicago Transit Authority Sales Tax Receipts Revenue Bonds, 5.25%, 12/01/49	495,000	501,264
	Par	Value
Illinois (Continued)

Chicago Wastewater Transmission Second Lien Revenue Bonds, 5.00%, 1/01/39	$500,000	$501,290
Illinois State Finance Authority Revenue Refunding Bonds, Series A, 4.00%, 7/15/39	250,000	250,224
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Bradley University Project, 4.00%, 8/01/43	250,000	216,550
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Lutheran Communities, 5.00%, 11/01/40	350,000	304,517
Illinois State Finance Authority Revenue Refunding Bonds, Series A, The Carle Foundation, 5.00%, 2/15/45	250,000	254,206
Illinois State Finance Authority Variable Revenue Bonds, Series B-2, 5.00%, 11/15/26(a)(b)(c)	925,000	958,933
Illinois State GO Unlimited Bonds, 5.50%, 5/01/25	845,000	872,828
Illinois State GO Unlimited Bonds, Series B,
5.00%, 10/01/31	250,000	275,786
5.50%, 5/01/47	100,000	109,002

Illinois State GO Unlimited Refunding Bonds, 5.00%, 2/01/26	60,000	62,181
Illinois State GO Unlimited Refunding Bonds, Series A, 5.00%, 10/01/25	110,000	113,395
Illinois State GO Unlimited Refunding Bonds, Series B, 5.00%, 10/01/28	250,000	269,992
Illinois State HDA Revenue Refunding Bonds, Series H, Social Bonds (GNMA, FNMA, FHLMC Insured), 5.75%, 10/01/53(e)	250,000	268,598
Illinois State Housing Development Authority MFH Variable Revenue Bonds, Marshall Field Garden (FNMA LOC), (SIFMA Municipal Swap Index Yield + 1.00%), 4.98%, 5/15/25(a)(c)	500,000	500,729

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Illinois (Continued)

Illinois State Sales Tax Revenue Refunding Bonds, Subseries D (BAM, TCRS Insured), 3.00%, 6/15/31	$390,000	$367,051
Illinois State Sports Facilities Authority State Tax Supported Revenue CABS (AMBAC Insured), 0.00%, 6/15/25(f)	95,000	87,355
Illinois State Sports Facilities Authority State Tax Supported Revenue Refunding Bonds (AGM Insured), 5.00%, 6/15/27	400,000	402,996
Illinois State Toll Highway Authority Revenue Bonds, Series A,
5.00%, 1/01/46	750,000	801,477
4.00%, 1/01/46	250,000	241,242
Illinois State Toll Highway Authority Senior Revenue Bonds, Series A,
5.00%, 1/01/40	500,000	541,654
5.00%, 1/01/45	250,000	265,861

Illinois State Toll Highway Authority Senior Revenue Refunding Bonds, Series A, 5.00%, 1/01/31	525,000	578,650
Kane, Cook & Dupage Counties, Illinois School District, GO Unlimited Refunding Bonds, Series D, 5.00%, 1/01/28	215,000	215,887
Metropolitan Pier & Exposition Authority Dedicated Capital Appreciation Tax Revenue Refunding Bonds, Series B, McCormick Project (AGM Insured), 0.00%, 6/15/26(f)	250,000	224,414
Metropolitan Pier & Exposition Authority Revenue Refunding Bonds, McCormick Place Expansion,
4.00%, 12/15/42	375,000	362,258
4.00%, 6/15/52	245,000	223,182
Metropolitan Pier & Exposition Authority Revenue Refunding Bonds, McCormick Place Expansion Project,
5.00%, 6/15/42	500,000	515,853
5.00%, 6/15/50	500,000	507,208
	Par	Value
Illinois (Continued)

Metropolitan Pier & Exposition Authority Revenue Refunding CABS, McCormick Place Expansion, 0.00%, 12/15/35(f)	$150,000	$ 90,562
Northern University Board of Trustees Revenue Bonds, Auxiliary Facilities System (BAM Insured),
5.00%, 10/01/25	325,000	334,138
5.00%, 10/01/26	250,000	259,938

Peoria County School District No. 150 GO Unlimited Refunding Bonds, Series A (AGM Insured), 4.00%, 12/01/26	390,000	401,283
Regional Transportation Authority Revenue Bonds, Series B (NATL Insured), 5.50%, 6/01/27	350,000	370,496
Sales Tax Securitization Corp., Second Lien Revenue Refunding Bonds, Series A, 4.00%, 1/01/38	250,000	250,060
Sangamon Logan & Menard Counties Community Unit School District No. 15 GO Unlimited Bonds, Series B (BAM Insured),
5.00%, 12/01/25	300,000	309,855
4.00%, 12/01/39	250,000	248,019

Springfield Illinois Electric Senior Lien Revenue Refunding Bonds, 5.00%, 3/01/29	590,000	601,507
Waukegan City Lake County Water & Sewer System Revenue Refunding Bonds (AGM Insured),
5.00%, 12/30/26	200,000	212,442
4.00%, 12/30/38	500,000	497,191
4.00%, 12/30/40	500,000	495,140

Waukegan GO Unlimited Bonds, Series A (AGM Insured), 5.00%, 12/30/32	250,000	255,743
Will County Community High School District No. 210 Lincoln-Way Refunding GO Unlimited Refunding Bonds (AGM Insured), 4.00%, 1/01/34	650,000	661,619
		21,852,636

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Indiana – 2.0%
Fort Wayne Redevelopment Authority Lease Rental Revenue Refunding Bonds, Grand Wayne Center Project (State Intercept Program), 4.00%, 2/01/26	$ 760,000	$ 774,846
Indiana Bond Bank Revenue CABS, Hamilton Co., Projects,
0.00%, 7/15/25(f)	450,000	419,170
0.00%, 7/15/28(f)	900,000	760,335
0.00%, 1/15/29(f)	560,000	465,134

Indiana Finance Authority Educational Facilities Revenue Refunding Bonds, Series A, Depauw University Project, 5.50%, 7/01/52	255,000	265,605
Indiana State Finance Authority Variable Revenue Refunding Bonds, Deaconess Health System, (SIFMA Municipal Swap Index Yield + 0.30%), 4.28%, 3/01/27(a)(c)	1,390,000	1,360,807
Knox Middle School Building Corp., Revenue Bonds (State Intercept Program), 5.00%, 1/15/27	440,000	468,669
Tippecanoe County School Building Corp., Revenue Bonds, Series B (State Intercept Program), 5.00%, 7/15/29	195,000	214,623
Vinton-Tecumseh School Building Corp., Ad Valorem Property Tax First Mortgage Revenue Bonds (State Intercept Program),
4.00%, 7/15/26	530,000	541,625
4.00%, 1/15/27	540,000	554,918
4.00%, 7/15/27	550,000	568,598

Whiting Environmental Facilities Revenue Refunding Bonds (AMT), BP Products North America, 5.00%, 6/05/26(a)(b)(c)	440,000	452,162
		6,846,492
Kentucky – 1.8%
Fayette County School District Finance Corp., Revenue Bonds, Series A (State Intercept Program), 4.00%, 5/01/38	250,000	250,120
	Par	Value
Kentucky (Continued)
Kenton County Airport Board Revenue Refunding Bonds, 5.00%, 1/01/32	$400,000	$417,468
Kentucky Bond Development Corp., Educational Facilities Revenue Refunding Bonds, Transylvania University Project, 5.00%, 3/01/27	155,000	162,902
Kentucky State Economic Development Finance Authority Health System Revenue Bonds, Norton Healthcare, Inc., Series B (NATL Insured), 0.00%, 10/01/24(f)	280,000	267,112
Kentucky State Economic Development Finance Authority Revenue Bonds, Owensboro Health, 5.25%, 6/01/50	250,000	251,565
Kentucky State Economic Development Finance Authority Revenue Refunding Bonds, Masonic Home Independent Living,
5.00%, 5/15/36	200,000	168,795
5.00%, 5/15/46	100,000	74,013

Kentucky State Economic Development Finance Authority Revenue Refunding Bonds, Series B, Owensboro Health, 5.00%, 6/01/40	300,000	300,765
Kentucky State Interlocal School Transportation Association Equipment Lease COPS (State Intercept Program), 4.00%, 3/01/29	310,000	314,959
Kentucky State Public Energy Authority Gas Supply Revenue Bonds, Series A-1, 4.00%, 6/01/25(a)(b)(c)	500,000	498,782
Kentucky State Public Energy Authority Revenue Bonds, Series B, Gas Supply, 4.00%, 1/01/25(a)(b)(c)	650,000	649,832
Kentucky State University COPS, Kentucky State University Project (BAM Insured), 5.00%, 11/01/24	230,000	234,221

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Kentucky (Continued)

Louisville & Jefferson County Metro Government PCR Refunding Bonds (AMT), Louisville Gas & Electric, 1.35%, 11/01/27	$1,500,000	$1,324,322
Louisville & Jefferson County Metropolitan Government Health System Variable Revenue Bonds, Norton Healthcare, Inc., 5.00%, 10/01/26(a)(b)(c)	1,000,000	1,034,006
		5,948,862
Louisiana – 1.0%
East Baton Rouge Parish Sewerage Commission Revenue Refunding Bonds, Series A,
5.00%, 2/01/25	475,000	487,705
5.00%, 2/01/26	100,000	104,385

East Baton Rouge Parish Sewerage Commission Variable Revenue Refunding Bonds, Series A, 1.30%, 2/01/28(a)(b)(c)	500,000	424,513
Louisiana Public Facilities Authority Revenue Refunding Bonds, Loyola University Project,
5.00%, 10/01/25	250,000	256,034
5.00%, 10/01/26	215,000	223,221

Saint James Parish Variable Revenue Bonds, Nustar Logistics, 5.85%, 6/01/25(a)(b)(c)(d)	525,000	536,913
Saint John The Baptist Parish Revenue Refunding Bonds, Marathon Oil Corp., Project, 4.05%, 7/01/26(a)(b)(c)	1,250,000	1,241,826
Saint John The Baptist Parish Variable Revenue Refunding Bonds, Marathon Oil Corp., Project, 2.38%, 7/01/26(a)(b)(c)	125,000	118,506
		3,393,103
Maine – 0.4%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series A, 5.00%, 7/01/27	215,000	227,585
	Par	Value
Maine (Continued)
Maine State Finance Authority Student Loan Revenue Refunding Bonds (AMT) (AGM Insured), 5.00%, 12/01/24	$ 500,000	$ 506,335
Maine State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A (State Intercept State Resource Fund Guaranty Program), Prerefunded, 5.00%, 7/01/27(g)	30,000	32,292
Maine State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A (State Intercept State Resource Fund Guaranty Program), Unrefunded Balance, 5.00%, 7/01/28	620,000	656,526
		1,422,738
Maryland – 2.7%
Baltimore Convention Center Hotel Revenue Refunding Bonds, Convention Center Hotel, 5.00%, 9/01/39	500,000	476,261
Maryland State Community Development Administration Department Housing & Community Development Revenue Bonds, Social Bonds (GNMA, FNMA, FHLMC Insured), 5.05%, 3/01/47	500,000	513,123
Maryland State Community Development Administration Housing Revenue Bonds, Series I, Rosemont L.P., 4.38%, 1/01/25(d)	1,000,000	992,235
Maryland State Department of Transportation Revenue Bonds (AMT), Baltimore Washington International, 4.00%, 8/01/37	270,000	267,390

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Maryland (Continued)
Maryland State Economic Development Corp., Private Activity Revenue Bonds (AMT), Purple Line Light Rail Project, Green Bonds,
5.00%, 11/12/28	$ 500,000	$ 513,839
5.25%, 6/30/55	1,000,000	1,022,777

Maryland State Economic Development Corp., Revenue Bonds (AMT), Seagirt Marine Terminal Projects, 5.00%, 6/01/44	500,000	510,357
Maryland State Economic Development Corp., Senior Lien Revenue Bonds, Annapolis Mobility & Resilience, 5.00%, 12/31/42	145,000	150,063
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Adventist Healthcare Obligated, 5.50%, 1/01/31	400,000	426,134
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Peninsula Regional Health System, 5.00%, 7/01/27	1,320,000	1,390,830
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Adventist Healthcare, 4.00%, 1/01/26	875,000	874,305
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A, Broadmead Issue, 4.00%, 7/01/35	285,000	263,995
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A, Mercy Medical Center, 4.00%, 7/01/42	120,000	110,409
	Par	Value
Maryland (Continued)

Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Stevenson University Project, 4.00%, 6/01/51	$ 325,000	$ 284,747
Maryland State Health & Higher Educational Facilities Authority Variable Revenue Refunding Bonds, University of Maryland, 5.00%, 7/01/27(a)(b)(c)	200,000	210,331
Montgomery County GO Unlimited Refunding Bonds, Series A, Consolidated Public Improvement Project, 2.00%, 8/01/41	1,000,000	703,115
Montgomery County Housing Opportunities Commission Multifamily & Reconstruction Development Revenue Bonds, Series C (FHA 542 (C) Insured), 2.85%, 1/01/51	250,000	180,917
Washington County Economic Development Revenue Refunding Bonds, Homewood Maryland Obligated Group Project, 4.00%, 5/01/42	225,000	168,720
		9,059,548
Massachusetts – 1.2%
Massachusetts State Development Finance Agency Revenue Bonds, UMass Boston Student Housing Project, 5.00%, 10/01/48	500,000	479,250
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Lasell University,
4.00%, 7/01/25	235,000	231,173
4.00%, 7/01/26	240,000	235,083

Massachusetts State Development Finance Agency Revenue Refunding Bonds, Series F, Lahey Clinic Obligated Group, 5.00%, 8/15/45	250,000	253,899

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Massachusetts (Continued)

Massachusetts State Development Financing Agency Variable Revenue Bonds, Partners Healthcare System, (SIFMA Municipal Swap Index Yield + 0.60%), 4.58%, 1/29/26(a)(c)(d)	$1,000,000	$ 989,420
Massachusetts State GO Limited Refunding Bonds, Series B, 5.00%, 7/01/34	1,350,000	1,538,743
Massachusetts State Port Authority Revenue Bonds, Series E (AMT), 5.00%, 7/01/27	365,000	384,176
		4,111,744
Michigan – 2.1%
Detroit Downtown Development Authority Tax Allocation Increment Revenue Refunding Bonds, Series A, Catalyst Development Project (AGM Insured),
5.00%, 7/01/43	100,000	100,339
5.00%, 7/01/48	200,000	200,624

Detroit GO Unlimited Bonds, 5.00%, 4/01/27	50,000	51,494
Detroit GO Unlimited Bonds, Series A, Social Bonds, 4.00%, 4/01/40	250,000	227,993
Gerald R. Ford International Airport Authority Revenue Bonds (AMT) (County Gtd), 5.00%, 1/01/51	525,000	550,625
Great Lakes Water Authority Sewage Disposal System Second Lien Revenue Refunding Bonds, Series C, 5.00%, 7/01/36	495,000	516,390
Michigan State Finance Authority Limited Obligation Revenue Refunding Bonds, Lawrence Technological University, 4.00%, 2/01/27	185,000	179,284
Michigan State Finance Authority Local Government Loan Program Revenue Refunding Bonds,
5.00%, 7/01/29	425,000	436,032
4.50%, 10/01/29	250,000	249,628
	Par	Value
Michigan (Continued)

Michigan State Finance Authority Revenue Bonds, Local Government Loan Program, 5.00%, 7/01/33	$ 350,000	$ 358,042
Michigan State Finance Authority Revenue Refunding Bonds, Trinity Health Credit Group, 4.00%, 12/01/35	515,000	522,592
Michigan State Finance Authority Variable Revenue Refunding Bonds, Beaumont Spectrum, (SIFMA Municipal Swap Index Yield + 0.75%), 4.73%, 4/15/27(a)(c)	1,500,000	1,469,638
Michigan State Hospital Finance Authority Revenue Refunding Bonds, Ascenion Senior, 5.00%, 11/15/47	420,000	427,417
Michigan State Strategic Fund Limited Obligation Variable Revenue Bonds (AMT), Consumers Energy Co., 1.80%, 10/01/24(a)(b)(c)	500,000	486,056
Michigan State Strategic Fund Limited Obligation Variable Revenue Bonds (AMT), Green Bonds, 4.00%, 10/01/26(a)(b)(c)	100,000	99,379
Michigan State Strategic Fund Variable Limited Obligation Revenue Bonds (AMT), DTE Electric Company Exempt, 3.88%, 6/03/30(a)(b)(c)	1,000,000	996,198
Wayne State University Revenue Refunding Bonds, Series A (BAM, TCRS Insured), 5.00%, 11/15/27	300,000	314,170
		7,185,901
Minnesota – 1.0%
City of Shakopee Senior Housing Revenue Bonds, Benedictine Living Community of Shakopee LLC Project, 5.85%, 11/01/25(a)(b)(c)(d)	250,000	246,011
Gibbon Independent School District No. 2365 GO Unlimited Bonds, Series A (School District Credit Program), 6.00%, 2/01/28	200,000	225,385

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Minnesota (Continued)
Minneapolis Health Care System Variable Revenue Bonds, Series B, Allina Health System, 5.00%, 11/15/30(a)(b)(c)	$1,000,000	$1,102,138
Saint Paul Housing & Redevelopment Authority Health Care Facilities Revenue Refunding Bonds, HealthPartners Obligated Group, 5.00%, 7/01/31	1,635,000	1,672,645
		3,246,179
Mississippi – 0.1%
Mississippi State Hospital Equipment & Facilities Authority Adjustable Revenue Refunding Bonds, North Mississippi Health, 5.00%, 3/01/27(a)(b)(c)	265,000	276,154
Missouri – 1.2%
Central Southwest Community College District COPS,
5.00%, 3/01/26	225,000	234,800
5.00%, 3/01/27	225,000	239,278

Jackson County Special Obligation Revenue Bonds, Series A, 5.00%, 12/01/28	920,000	1,003,802
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Series A, St. Luke's Health System, Inc., 5.00%, 11/15/30	250,000	261,046
Missouri State Health & Educational Facilities Authority Revenue Refunding Bonds,
5.00%, 2/15/26	200,000	204,665
5.00%, 2/15/27	215,000	222,540
5.00%, 2/15/28	250,000	261,638
Missouri State Health & Educational Facilities Authority Revenue Refunding Bonds, Bethesda Health Group, Inc.,
4.00%, 8/01/24	320,000	316,406
4.00%, 8/01/26	200,000	193,042
	Par	Value
Missouri (Continued)

Missouri State Health & Educational Facilities Authority Revenue Refunding Bonds, Webster University Project, 5.00%, 4/01/26	$ 500,000	$ 499,740
Saint Louis County IDA Senior Living Facilities Revenue Refunding Bonds, Friendship Village St. Louis, 5.00%, 9/01/48	500,000	418,024
		3,854,981
Nebraska – 0.7%
Douglas County Educational Facilities Variable Revenue Refunding Bonds, Creighton University Project, (SIFMA Municipal Swap Index Yield + 0.53%), 4.51%, 9/01/26(a)(c)	735,000	723,975
Douglas County Hospital Authority No. 2 Revenue Bonds, Children's Hospital Obligated Group, 5.00%, 11/15/25(a)(b)(c)	600,000	614,143
Douglas County Hospital Authority No. 3 Nebraska Health Facilities Revenue Refunding Bonds, Nebraska Methodist Health, 5.00%, 11/01/27	500,000	515,536
Gretna COPS, 5.00%, 12/15/25	500,000	510,525
		2,364,179
Nevada – 1.2%
Clark County PCR Refunding Bonds, Southern California Edison Company, 2.10%, 6/01/31	250,000	212,388
Clark County School District GO Limited Refunding Bonds, Series E, 5.00%, 6/15/25	1,330,000	1,369,680
Clark County Stadium Improvement GO Limited Bonds, Series A, 5.00%, 5/01/48	500,000	525,601
Las Vegas Convention & Visitors Authority Convention Center Expansion Revenue Bonds, Series B, 5.00%, 7/01/43	250,000	261,241

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Nevada (Continued)
Las Vegas New Convention & Visitors Authority Revenue Bonds, Series B, 5.00%, 7/01/37	$1,000,000	$1,076,675
Las Vegas Special Improvement District No. 814 Summerlin Village 21 & 24A Special Assessment Bonds, 4.00%, 6/01/49	95,000	78,074
Reno Sales Tax First Lien Revenue Refunding Bonds, Retrac-Reno Transportation Rail Access Corridor Project, 5.00%, 6/01/48	500,000	515,820
		4,039,479
New Hampshire – 0.4%
National Finance Authority Municipal Certificates Revenue Bonds, Series 1-A, 4.13%, 1/20/34	877,214	859,038
National Finance Authority Revenue Bonds, Series A, 4.00%, 7/01/51	250,000	240,638
New Hampshire State Health & Education Facilities Authority Revenue Refunding Bonds, Kendal at Hanover Issue, 5.00%, 10/01/36	180,000	179,487
		1,279,163
New Jersey – 2.7%
Atlantic City Board of Education GO Unlimited Refunding Bonds (AGM School Board Resource Fund Insured), 4.00%, 4/01/25	350,000	353,765
Garden State Preservation Trust Open Space & Farmland Preservation Revenue Bonds, Series A (AGM Insured), 5.75%, 11/01/28	400,000	431,798
New Jersey State EDA Energy Facility Revenue Bonds, Series A (AMT), UMM Energy Partners,
5.00%, 6/15/37	190,000	190,035
5.13%, 6/15/43	350,000	350,036

New Jersey State EDA Motor Vehicle Surcharge Revenue Refunding Bonds, Subseries A, 3.38%, 7/01/30	250,000	241,983
	Par	Value
New Jersey (Continued)

New Jersey State EDA Private Activity Revenue Bonds (AMT), The Goethals Project, 5.38%, 1/01/43	$ 100,000	$ 100,228
New Jersey State EDA Revenue Bonds, Portal North Bridge Project NJ Transit, 5.25%, 11/01/41	235,000	257,467
New Jersey State EDA Revenue Bonds, Provident Group Rowan Properties LLC, 5.00%, 1/01/48	125,000	111,275
New Jersey State EDA Revenue Refunding Bonds, Cranes Mill Project, 5.00%, 1/01/49	260,000	217,136
New Jersey State EDA Special Facility Revenue Refunding Bonds (AMT), Port Newark Container, 5.00%, 10/01/47	300,000	302,446
New Jersey State EDA Water Facilities Revenue Refunding Bonds (AMT), New Jersey American Water Co., Inc. Project, 2.20%, 12/03/29(a)(b)(c)	775,000	674,339
New Jersey State Health Care Facilities Financing Authority Revenue Bonds, Valley Health System Obligated Group Series, 5.00%, 7/01/33	1,000,000	1,090,395
New Jersey State Health Care Facilities Financing Authority Revenue Refunding Bonds, Inspira Health Obligated Group, 5.00%, 7/01/30	1,000,000	1,041,226
New Jersey State Health Care Facilities Financing Authority Revenue Refunding Bonds, RWJ Barnabas Health Obligated Group, 5.00%, 7/01/26(a)(b)(c)	400,000	415,668
New Jersey State Higher Education Assistance Authority Student Loan Revenue Bonds, Series B (AMT), 5.00%, 12/01/24	570,000	577,222
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series A, 4.00%, 6/15/42	250,000	245,147

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
New Jersey (Continued)

New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series AA, 5.00%, 6/15/40	$ 500,000	$ 534,113
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Transportation Program,
5.25%, 6/15/43	625,000	661,065
4.00%, 6/15/50	280,000	264,796

New Jersey State Transportation Trust Fund Authority Revenue Refunding Bonds, Series A, 4.00%, 6/15/34	175,000	180,939
New Jersey State Transportation Trust Fund Authority Transportation System Revenue Refunding Bonds, 5.00%, 12/15/25	100,000	103,584
New Jersey State Turnpike Authority Revenue Bonds, Series A, 5.00%, 1/01/33	230,000	233,214
New Jersey State Turnpike Authority Revenue Bonds, Series B, 5.25%, 1/01/52	350,000	391,677
		8,969,554
New Mexico – 0.3%
Farmington Pollution Control Variable Revenue Refunding Bonds, Public Service Company of New Mexico San Juan, 3.90%, 6/01/28(a)(b)(c)	1,000,000	1,001,927
New York – 8.0%
Build Resource Corp., Revenue Bonds, Friends of Hellenic Classical Charter Schools, Inc., 4.00%, 12/01/31(d)	500,000	451,004
Hempstead Town Local Develop Corp., Education Revenue Refunding Bonds, Academy Charter School Project, 5.66%, 2/01/44	250,000	226,924
Hempstead Town Local Development Corp., Education Revenue Bonds, Academy Charter School Project, 4.60%, 2/01/51	250,000	183,448
	Par	Value
New York (Continued)
Hempstead Town Local Development Corp., Revenue Refunding Bonds, Adelphi University Project, 5.00%, 6/01/27	$ 300,000	$ 315,764
Hudson Yards Infrastructure Corp., Revenue Refunding Bonds, Second Indenture Series, Fiscal 2022, Green Bonds, 4.00%, 2/15/43	1,000,000	983,644
Long Beach GO Limited Bonds, Series A, 5.00%, 9/01/28	665,000	702,941
Long Island Power Authority Electric System Variable Revenue Bonds, Series B, 1.65%, 9/01/24(a)(b)(c)	1,650,000	1,610,549
Monroe County Industrial Development Agency School Facility Revenue Bonds, Rochester Schools Modernization Project (State Aid Withholding), 5.00%, 5/01/35	800,000	901,811
Monroe County Industrial Development Corp., Revenue Bonds, University of Rochester Project, 4.00%, 7/01/50	1,000,000	958,135
MTA, New York Transportation Variable Revenue Refunding Bonds, Subseries G-3, (SIFMA Municipal Swap Index Yield + 0.43%), 4.41%, 2/01/25(a)(c)	1,000,000	984,176
New York City Housing Development Corp., MFH Variable Revenue Bonds, Sustainable Development, 3.70%, 12/30/27(a)(b)(c)	500,000	499,541
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Second General Resolution, Series CC-1, 5.00%, 6/15/49	250,000	266,428
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series AA-1, 5.25%, 6/15/52	250,000	278,185

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
New York (Continued)
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, 4.00%, 11/01/40	$ 400,000	$ 399,280
New York City Transitional Finance Authority Future Tax Subordinate Revenue Bonds, 4.00%, 5/01/36	1,000,000	1,038,573
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series F-1, 5.00%, 2/01/47	625,000	675,512
New York GO Unlimited Bonds, Series A-1, 5.25%, 9/01/42	250,000	282,549
New York GO Unlimited Bonds, Series D, Subseries D1, 5.00%, 12/01/42	250,000	267,339
New York State Convention Center Development Corp., Revenue Refunding Bonds, Hotel Unit Fee Secured, 5.00%, 11/15/40	600,000	614,476
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Fordham University, 4.00%, 7/01/50	600,000	575,681
New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, Series A, Barnard College, 4.00%, 7/01/49	300,000	267,053
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series A, 5.00%, 3/15/41	2,000,000	2,211,765
New York State Dormitory Authority Revenues Non State Supported Debt Revenue Refunding Bonds, Memorial Sloan Kettering Cancer Center, 5.00%, 7/01/42	200,000	210,063
New York State Dormitory Authority Revenues Non State Supported Debt Revenue Refunding Bonds, Series A, Montefiore Obligated Group, 4.00%, 9/01/50	500,000	423,338
	Par	Value
New York (Continued)
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series E, Unrefunded Balance, 5.00%, 2/15/44	$425,000	$430,435
New York State Energy Research & Development Authority PCR Refunding Bonds, New York Electric & Gas, Series C, 4.00%, 4/01/34	250,000	252,988
New York State Housing Finance Agency Affordable Housing Sustainability Revenue Bonds, Series L-2 (SonyMA Insured), 0.75%, 11/01/25	465,000	428,296
New York State Liberty Development Corp., Revenue Refunding Bonds, 4 World Trade Center Project, Green Bonds, 1.20%, 11/15/28	500,000	427,482
New York State Liberty Development Corp., Revenue Refunding Bonds, Class 2, 3 World Trade Center Project,
5.15%, 11/15/34(d)	500,000	500,823
5.38%, 11/15/40(d)	150,000	150,199

New York State Transportation Development Corp., Special Facilities Revenue Bonds (AMT), Delta Air Lines, Inc., Laguardia Airport Terminal C&D Redevelopment Project, 5.00%, 10/01/35	500,000	523,227
New York State Transportation Development Corp., Special Facility Revenue Refunding Bonds (AMT), John F. Kennedy International Airport Project, 5.38%, 8/01/36	250,000	252,977
New York State Transportation Development Corp., Special Facility Revenue Refunding Bonds (AMT), Terminal 4 John F. Kennedy International Airport Project, 5.00%, 12/01/33	250,000	268,872

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
New York (Continued)
New York State Urban Development Corp., Personal Income TRB, Series A,
4.00%, 3/15/38	$ 500,000	$ 503,522
5.00%, 3/15/41	250,000	273,408

New York State Urban Development Corp., Revenue Refunding Bonds, Series E Group 3, 4.00%, 3/15/43	500,000	492,450
Niagara Frontier Transportation Authority Revenue Refunding Bonds (AMT), Buffalo Niagara International Airport, 5.00%, 4/01/26	250,000	256,483
Onondaga County Trust Cultural Resource Revenue Refunding Bonds, Syracuse University Project, 4.00%, 12/01/47	500,000	480,962
Onondaga County Trust Cultural Resources Revenue Refunding Bonds, Syracuse University Project, 4.00%, 12/01/41	250,000	248,665
Port Authority of New York & New Jersey Consolidated 211th Revenue Refunding Bonds, 5.00%, 9/01/48	830,000	884,373
Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 218 (AMT), 5.00%, 11/01/31	1,065,000	1,161,118
Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 221 (AMT), 4.00%, 7/15/40	500,000	489,485
Port Authority of New York & New Jersey Consolidated Revenue Refunding Bonds (AMT), 5.50%, 8/01/52	600,000	654,775
Port Authority of New York & New Jersey Revenue Bonds, Series 179, 5.00%, 12/01/25	750,000	753,874
Poughkeepsie City GO Limited Refunding Bonds, 4.00%, 4/15/25	440,000	435,488
	Par	Value
New York (Continued)

Triborough Bridge & Tunnel Authority General Revenue Bonds, Series A, MTA Bridges & Tunnels, 4.00%, 11/15/54	$1,300,000	$ 1,237,407
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Revenue Refunding Bonds, Series A, MTA Bridges & Tunnels, 5.00%, 5/15/47	250,000	271,933
Troy Capital Resource Corp., Revenue Bonds, Rensselaer Polytechnic Institute Project, 4.00%, 9/01/33	100,000	101,425
Yonkers Economic Development Corp., Educational Revenue Bonds, Charter School Educational Excellence Project, 5.00%, 10/15/49	100,000	89,282
Yonkers GO Limited Bonds, Series F (BAM Insured), 5.00%, 11/15/27	100,000	108,516
		27,006,644
North Carolina – 1.6%
Greater Asheville Regional Airport Authority Airport System Revenue Bonds (AMT) (AGM Insured), 5.25%, 7/01/48	250,000	267,377
Greater Asheville Regional Airport Authority Airport System Revenue Bonds, Series A (AMT) (AGM Insured), 5.50%, 7/01/47	1,000,000	1,083,830
North Carolina State Capital Facilities Finance Agency Educational Facilities Revenue Refunding Bonds, High Point University,
5.00%, 5/01/25	240,000	245,241
5.00%, 5/01/26	275,000	284,978
North Carolina State Capital Facilities Finance Agency Revenue Refunding Bonds, The Arc of North Carolina (Housing & Urban Development Sector 8 Program),
5.00%, 10/01/28	300,000	300,426
5.00%, 10/01/34	250,000	246,620

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
North Carolina (Continued)
North Carolina State Medical Care Commission Retirement Facilities Revenue Bonds, The Forest At Duke Project,
4.00%, 9/01/33	$180,000	$ 171,500
4.00%, 9/01/34	185,000	174,827

North Carolina State Medical Care Commission Retirement Facilities Revenue Refunding Bonds, First Mortgage, 4.00%, 1/01/25	250,000	246,452
North Carolina State Medical Care Commission Retirement Facilities Revenue Refunding Bonds, First Mortgage, United Church Services, Prerefunded, 5.00%, 9/01/24(g)	155,000	157,935
North Carolina State Medical Care Commission Retirement Facilities Revenue Refunding Bonds, Series A, Sharon Towers, 5.00%, 7/01/49	100,000	84,845
North Carolina State Turnpike Authority Senior Lien Revenue Bonds, Triangle Expressway, 4.00%, 1/01/55	425,000	386,087
North Carolina State Turnpike Authority Senior Lien Revenue Bonds, Triangle Expressway (AGM Insured), 5.00%, 1/01/49	500,000	516,112
North Carolina State Turnpike Authority Senior Lien Revenue Refunding Bonds, 5.00%, 1/01/40	550,000	575,041
Union County GO Unlimited Bonds, Series C, 2.50%, 9/01/38	590,000	485,788
		5,227,059
North Dakota – 0.2%
University of North Dakota COPS, Infrastructure Energy Improvement, 5.00%, 4/01/48	500,000	519,379
	Par	Value
Ohio – 2.5%
Akron Bath Copley Joint Township Hospital District Revenue Refunding Bonds, Summa Health Obligated Group Hospital,
5.00%, 11/15/26	$350,000	$360,654
5.00%, 11/15/27	370,000	384,670

Allen County Ohio Hospital Facilities Revenue Refunding Bonds, Bon Secours Mercy Health, Inc., 5.00%, 12/01/28	400,000	438,700
Buckeye Tobacco Settlement Financing Authority Revenue Refunding Bonds, Senior-Class 2, Series B-2, 5.00%, 6/01/55	900,000	836,480
Cleveland-Cuyahoga County Port Authority Cultural Facilities Revenue Refunding Bonds, Playhouse Square Foundation Project, 5.50%, 12/01/43	175,000	176,109
Cleveland-Cuyahoga County Port Authority Cultural Facility Revenue Bonds, Cleveland Museum of Natural History Project,
5.00%, 7/01/25	125,000	128,595
5.00%, 7/01/26	125,000	130,778
5.00%, 7/01/27	125,000	133,025
5.00%, 7/01/28	155,000	167,607

Cleveland-Cuyahoga County Port Authority Financing Senior Tax Allocation Increment Revenue Refunding Bonds, Flats East Bank Project, 4.00%, 12/01/55(d)	250,000	212,236
Conotton Valley Union Local School District COPS, School Facilities Project (FHLMC Insured), 4.00%, 12/01/42	500,000	500,489
Cuyahoga Metropolitan Housing Authority MFH Variable Revenue Bonds, Wade Park Apartments (FHA Insured, Housing & Urban Development Sector 8 Program), 4.75%, 12/01/25(a)(b)(c)	350,000	354,855

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Ohio (Continued)
Franklin County Convention Facilities Authority Hotel Project Revenue Bonds, Greater Columbus Convention Center,
5.00%, 12/01/34	$170,000	$171,382
5.00%, 12/01/36	305,000	301,077

Franklin County Health Care Facilities Revenue Refunding Bonds, Ohio Living Communities, 5.00%, 7/01/31(e)	255,000	261,999
Hamilton County Hospital Facilities Revenue Bonds, Cincinnati Children's Hospital Project, 5.00%, 11/15/41	250,000	282,121
Lancaster Port Authority Gas Revenue Refunding Bonds, Series A, 5.00%, 2/01/25(a)(b)(c)	225,000	228,379
Marion County Health Care Facilities Revenue Refunding Bonds, United Church Homes, Inc., 5.13%, 12/01/49	100,000	77,384
Miami Valley Career Technology Center GO Unlimited Bonds, 4.00%, 12/01/37	250,000	251,269
Middleburg Heights Hospital Revenue Refunding Bonds, Southwest General Health Center, 4.00%, 8/01/41	500,000	461,595
Ohio State Air Quality Development Authority Revenue Refunding Bonds (AMT), American Electric Power Company Project, 2.10%, 10/01/24(a)(b)(c)	500,000	484,060
Ohio State Air Quality Development Authority Revenue Refunding Bonds, Ohio Valley Electric Corp., 3.25%, 9/01/29	50,000	47,116
Ohio State Air Quality Development Authority Variable Revenue Refunding Bonds (AMT), Duke Energy Corp., Project, 4.25%, 6/01/27(a)(b)(c)	250,000	247,721
	Par	Value
Ohio (Continued)

Ohio State Higher Educational Facilities Commission Revenue Refunding Bonds, Xavier University 2020 Project, 5.00%, 5/01/35	$880,000	$ 964,302
Ohio State Higher Educational Facility Commission Healthcare Revenue Bonds, Ashtabula County Medical Center Obligated Group, 5.00%, 1/01/26	100,000	101,691
Ohio State Higher Educational Facility Commission Revenue Refunding Bonds, Otterbein University 2022 Project, 4.00%, 12/01/46	500,000	424,250
Ohio State Hospital Revenue Refunding Bonds, Premier Health Partners Obligated Group, 5.00%, 11/15/26	145,000	149,594
		8,278,138
Oklahoma – 0.6%
Carter County Public Facilities Authority Educational Facilities Lease Revenue Bonds, 5.00%, 9/01/27	500,000	521,861
Oklahoma County Finance Authority Revenue Refunding Bonds, Series A, Epworth Villa Project, 5.88%, 4/01/30(h)	50,000	25,000
Oklahoma State Development Finance Authority Revenue Refunding Bonds, Oklahoma City University Project, 5.00%, 8/01/24	590,000	590,785
Oklahoma State Water Resources Board Revolving Fund Revenue Bonds, Drinking Water Program 2019 Master Trust, 4.00%, 4/01/48	300,000	294,549
Tulsa County Industrial Authority Educational Facilities Lease Revenue Bonds, Berryhill Public Schools Project, 4.00%, 9/01/26	500,000	509,296
		1,941,491

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Oregon – 1.5%
Klamath Falls Intercommunity Hospital Authority Revenue Refunding Bonds, Sky Lakes Medical Center Project, 4.00%, 9/01/25	$ 550,000	$ 551,202
Medford Hospital Facilities Authority Revenue Refunding Bonds, Series A, Asante Projects, 5.00%, 8/15/45	500,000	522,220
Multnomah County Hospital Facilities Authority Revenue Refunding Bonds, Adventist Health System, 5.00%, 3/01/25(a)(b)(c)	500,000	505,216
Multnomah County Hospital Facilities Authority Revenue Refunding Bonds, Terwilliger Plaza-Parkview Project, Green Bonds, 0.95%, 6/01/27	500,000	437,207
Oregon State Facilities Authority Revenue Refunding Bonds, Series A, Legacy Health Project, 5.00%, 6/01/46	1,000,000	1,016,289
Port of Morrow GO Limited Refunding Bonds, Series D,
4.00%, 12/01/26	170,000	173,656
4.00%, 12/01/27	240,000	247,343

Port of Portland Airport Revenue Refunding Bonds, Portland International Airport, 5.00%, 7/01/40	615,000	665,147
Port of Portland Airport Revenue Refunding Bonds, Portland International Airport (AMT), 5.00%, 7/01/25	750,000	763,898
Salem Hospital Facility Authority Revenue Refunding Bonds, Capital Manor Project, 5.00%, 5/15/27	260,000	261,480
		5,143,658
Pennsylvania – 3.0%
Allentown Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds, Forward Delivery, 5.00%, 5/01/42	250,000	252,113
	Par	Value
Pennsylvania (Continued)
Commonwealth Financing Authority Taxable Revenue Refunding Bonds, Series B-1, 5.00%, 6/01/26	$ 300,000	$ 308,685
Cumberland County Municipal Authority Revenue Refunding Bonds, Asbury Pennsylvania Obligated, 4.50%, 1/01/40(d)	185,000	151,889
Laurel Highlands School District GO Limited Refunding Bonds (BAM State Aid Withholding), 4.00%, 2/01/26	350,000	355,911
Lehigh County General Purpose Authority Revenue Refunding Bonds, Muhlenberg College Project, (SIFMA Municipal Swap Index Yield + 0.58%), 4.56%, 11/01/24(a)(c)	415,000	414,580
Luzerne County IDA Revenue Refunding Bonds (AMT), Pennsylvania-American Water Co., Project, 2.45%, 12/03/29(a)(b)(c)	750,000	689,148
Montgomery County IDA Revenue Bonds, Acts Retirement-Life Communities, 5.00%, 11/15/45	1,500,000	1,418,938
Neshannock Township School District GO Limited Refunding Bonds, Series B (State Aid Withholding), 2.00%, 9/01/24	190,000	185,964
Oil City GO Unlimited Bonds, Series A (AGM Insured), 4.00%, 12/01/24	150,000	151,168
Pennsylvania State Economic Development Financing Authority Tax-Exempt Private Activity Revenue Bonds (AMT), The Penndot Major Bridges, 5.75%, 6/30/48	575,000	637,094
Pennsylvania State Economic Development Financing Authority UPMC Revenue Bonds, Series A-1,
5.00%, 4/15/25	200,000	205,141
4.00%, 4/15/45	500,000	478,809

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Pennsylvania (Continued)

Pennsylvania State Economic Development Financing Authority UPMC Revenue Bonds, Series A-2, 4.00%, 5/15/48	$250,000	$233,993
Pennsylvania State Higher Educational Facilities Authority Revenue Refunding Bonds, Thomas Jefferson University,
5.00%, 9/01/39	500,000	507,212
5.00%, 9/01/45	250,000	252,630

Pennsylvania State Housing Finance Agency SFM Revenue Refunding Bonds (AMT), Series 125A, 2.38%, 10/01/25	600,000	581,238
Pennsylvania State Turnpike Commission Revenue Refunding Bonds, Series B, 5.25%, 12/01/52	250,000	272,750
Pennsylvania State Turnpike Commission Subordinate Revenue Bonds, Series A (AGM Insured), 4.00%, 12/01/49	350,000	339,292
Philadelphia Airport Revenue Refunding Bonds, Series B (AMT),
5.00%, 7/01/30	510,000	535,674
5.00%, 7/01/33	400,000	418,414
5.00%, 7/01/35	155,000	161,252

Philadelphia Airport Revenue Refunding Bonds, Series C (AMT), 4.00%, 7/01/40	250,000	240,922
Southcentral General Authority Revenue Bonds, York College of Pennsylvania Project,
5.00%, 5/01/27	300,000	315,110
5.00%, 5/01/28	215,000	229,444

Southeastern Pennsylvania Transportation Authority Revenue Bonds, Asset Improvement Program, 5.25%, 6/01/47	250,000	277,666
West Cornwall Township Municipal Authority Healthcare Facilities Revenue Refunding Bonds, Lebanon Valley Brethren Home Project,
4.00%, 11/15/24	115,000	113,817
	Par	Value
Pennsylvania (Continued)
West Cornwall Township Municipal Authority Healthcare Facilities Revenue Refunding Bonds, Lebanon Valley Brethren Home Project,
4.00%, 11/15/25	$ 115,000	$ 112,829
4.00%, 11/15/26	125,000	121,505
4.00%, 11/15/27	130,000	125,129
4.00%, 11/15/28	105,000	100,028
		10,188,345
Puerto Rico – 1.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Senior Lien Revenue Refunding Bonds, Series A, 5.00%, 7/01/30(d)	250,000	258,397
Puerto Rico Commonwealth Notes,
3.35%, 11/01/43(b)(c)	22,633	11,599
4.00%, 11/01/51(b)(c)	446,000	228,017
Puerto Rico Commonwealth Restructured GO Unlimited Bonds, Series A1,
5.38%, 7/01/25	160,394	164,056
5.63%, 7/01/27	309,847	325,618
5.63%, 7/01/29	1,058,875	1,131,410
5.75%, 7/01/31	57,185	62,319
4.00%, 7/01/33	54,226	51,450
4.00%, 7/01/35	48,742	45,024
4.00%, 7/01/37	106,285	95,223
4.00%, 7/01/41	56,878	48,804

Puerto Rico Commonwealth Restructured GO Unlimited CABS, Series A, 0.00%, 7/01/33(f)	69,785	42,523
Puerto Rico Electric Power Authority Power Revenue Bonds, Series TT, 5.00%, 7/01/37(h)	45,000	16,763
Puerto Rico Electric Power Authority Power Revenue Refunding Bonds, Series ZZ, 5.25%, 7/01/23(h)	175,000	65,188
Puerto Rico Sales Tax Financing Corp., Restructured TRB, Series A-1, 4.75%, 7/01/53	527,000	499,060

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Puerto Rico (Continued)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue CABS, Series A-1,
0.00%, 7/01/27(f)	$225,000	$ 192,041
0.00%, 7/01/31(f)	500,000	356,440
0.00%, 7/01/46(f)	875,000	249,592
		3,843,524
Rhode Island – 0.3%
Providence GO Unlimited Refunding Bonds, Series A, 5.00%, 1/15/25	400,000	408,178
Rhode Island Commerce Corp., First Lien Special Facility Revenue Refunding Bonds, Rhode Island Airport Corp., International, 5.00%, 7/01/31	500,000	537,774
		945,952
South Carolina – 0.7%
Connector 2000 Association, Inc. Toll Road Revenue CABS, Senior Series A-1,
0.00%, 1/01/32(f)	460,096	253,375
0.00%, 1/01/42(f)	228,148	57,464
0.00%, 7/22/51(f)	265,293	32,483

South Carolina State Jobs EDA Hospital Revenue Refunding Bonds, Prisma Health Obligated Group, 5.00%, 5/01/38	400,000	411,272
South Carolina State Jobs EDA Hospital Variable Revenue Bonds, Bon Secours Mercy Health, 5.00%, 10/01/25(a)(b)(c)	850,000	873,008
South Carolina State Public Service Authority Revenue Bonds, Series E, Santee Cooper, 5.75%, 12/01/47	250,000	275,490
South Carolina State Public Service Authority Revenue Refunding Bonds, Series A, 4.00%, 12/01/36	350,000	350,386
		2,253,478
	Par	Value
South Dakota – 0.1%
South Dakota State Board of Regents Housing & Auxiliary Facilities System Revenue Refunding Bonds, 4.00%, 4/01/26	$ 375,000	$ 381,728
Tennessee – 1.4%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, Vanderbilt University Medical Center, 5.00%, 7/01/40	400,000	409,844
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Refunding Bonds, Trevecca Nazarene University, 3.00%, 10/01/24	215,000	210,519
Metropolitan Nashville Airport Authority Revenue Bonds, Series B (AMT), 5.00%, 7/01/26	600,000	622,659
Metropolitan Nashville Airport Authority Subordinate Revenue Bonds, Series B (AMT), 5.00%, 7/01/39	1,000,000	1,058,826
Tennergy Corp., Gas Revenue Bonds, Series A, 4.00%, 9/01/28(a)(b)(c)	1,500,000	1,482,855
Tennergy Corp., Gas Supply Revenue Bonds, Series A, 5.50%, 12/01/30(a)(b)(c)	1,000,000	1,060,656
		4,845,359
Texas – 6.7%
Arlington Higher Education Finance Corp., Revenue Bonds, Riverwalk Education Foundation (PSF, Gtd), 5.00%, 8/15/47	500,000	532,342
Austin Airport System Revenue Bonds, Series A, 5.00%, 11/15/46	1,380,000	1,412,214
Austin Convention Enterprises, Inc., Convention Center Revenue Refunding Bonds, First Tier, 5.00%, 1/01/32	625,000	638,194

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Texas (Continued)
Board of Managers Joint Guadalupe County-City of Seguin Hospital Mortgage Revenue Refunding Bonds, 5.00%, 12/01/40	$ 200,000	$ 188,388
Central Texas Regional Mobility Authority Revenue Bonds, Series C, 5.00%, 1/01/27	275,000	285,274
Central Texas Regional Mobility Authority Senior Lien Revenue Refunding Bonds, Series A, 5.00%, 1/01/49	500,000	518,940
Dallas Texas Hotel Occupancy Tax Revenue Refunding Bonds, 4.00%, 8/15/30	300,000	303,164
Dallas-Fort Worth International Airport Joint Improvement Revenue Bonds, Series C, 5.00%, 11/01/34	445,000	446,147
Dallas-Fort Worth International Airport Joint Revenue Refunding Bonds, Series A (AMT), 5.25%, 11/01/30	1,100,000	1,102,035
El Paso Texas Airport Revenue Bonds (AMT), 5.00%, 8/15/27	375,000	393,471
Fort Bend Independent School District Variable GO Unlimited Bonds, Series B (PSF, Gtd), 3.65%, 8/01/24(a)(b)(c)(e)	500,000	499,411
Fort Bend Independent School District Variable GO Unlimited Refunding Bonds, Series B (PSF, Gtd), 0.72%, 8/01/26(a)(b)(c)	860,000	763,668
Grand Parkway Transportation Corp., System Toll Revenue Refunding Bonds, Grand Parkway System - First, 4.00%, 10/01/45	265,000	257,515
Greater Texoma Utility Authority Contract Revenue Bonds, Series A, City of Sherman Project (BAM Insured),
5.00%, 10/01/29	350,000	389,177
4.00%, 10/01/43	250,000	243,269
	Par	Value
Texas (Continued)

Harris County Cultural Education Facilities Finance Corp., Variable Revenue Refunding Bonds, Memorial Hermann Health, 5.00%, 12/01/28(a)(b)(c)	$570,000	$614,730
Harris County Cultural Educational Facilities Finance Corp., Revenue Refunding Bonds, Texas Children's Hospital, 4.00%, 10/01/38	350,000	349,384
Harris County Flood Control District GO Limited Bonds, Sustainability Bond, Series A, 4.00%, 9/15/43	250,000	250,350
Houston Airport System Revenue Bonds, Subseries A (AMT), 5.00%, 7/01/25	500,000	510,561
Houston Airport System Revenue Refunding Bonds (AMT), United Airlines, Inc., Improvement Projects, 5.00%, 7/15/27	175,000	176,789
Houston Airport System Revenue Refunding Bonds (AMT), United Airlines, Inc., Terminal, 5.00%, 7/01/27	125,000	126,253
Houston Airport System Subordinate Lien Revenue Refunding Bonds, Series A (AMT) (AGM Insured), 5.25%, 7/01/43	400,000	434,344
Houston Hotel Occupancy Tax & Special Revenue Refunding Bonds, Convention & Entertainment, 5.00%, 9/01/36	510,000	546,518
Kilgore Independent School District GO Unlimited Bonds (PSF-Gtd), 3.00%, 2/15/41	730,000	620,735
Lower Colorado River Authority Transmission Contract Revenue Refunding Bonds, LCRA Transmission Services Corp., Project, 5.00%, 5/15/35	250,000	274,234

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Texas (Continued)

Matagorda County Navigation District No. 1 Revenue Refunding Bonds (AMBAC Insured), 4.40%, 5/01/30	$1,500,000	$1,528,644
Montgomery County Toll Road Authority Senior Lien Revenue Bonds, 5.00%, 9/15/37	500,000	505,069
New Hope Cultural Educational Facilities Finance Corp., Retirement Facilities Revenue Refunding Bonds, Presbyterian Village North Project, 5.25%, 10/01/49	100,000	80,029
New Hope Cultural Educational Facilities Finance Corp., Retirement Facilities Revenue Refunding Bonds, Westminster Manor Project, 5.00%, 11/01/31	250,000	252,291
Northside Texas Independent School District GO Unlimited Refunding Bonds (PSF, Gtd), 1.60%, 8/01/24(a)(b)(c)	340,000	331,095
Odessa Junior College District Consolidated Revenue Bonds (AGM Insured), 4.00%, 7/01/27	435,000	449,863
Port Arthur Certificates GO Limited Bonds (BAM Insured), 5.00%, 2/15/27	345,000	366,700
Port Beaumont Navigation District Dock & Wharf Facility Revenue Refunding Bonds (AMT), Jefferson Gulf Coast Energy Project, 4.00%, 1/01/50(d)	375,000	267,305
San Antonio Airport System Subordinate Lien Revenue Refunding Bonds, Series A (AMT), 5.00%, 7/01/30	250,000	269,060
San Antonio Water Junior Lien Revenue Refunding Bonds, Series A, 5.00%, 5/15/43	500,000	528,635
	Par	Value
Texas (Continued)
Tarrant County Cultural Educational Facilities Finance Corp., Revenue Refunding Bonds, Texas Health Resources System Obligation,
5.00%, 2/15/34	$ 400,000	$ 419,508
5.00%, 2/15/47	700,000	715,103

Texas City Industrial Development Corp., Revenue Bonds, Series 2012, NRG Energy Project, 4.13%, 12/01/45	545,000	475,143
Texas State PFA Lease Revenue Refunding Bonds, 4.00%, 2/01/36	250,000	256,716
Texas State Private Activity Bond Surface Transportation Corp., Revenue Bonds (AMT), Segment 3C Project, 5.00%, 6/30/58	1,100,000	1,110,595
Texas State Private Activity Bond Surface Transportation Corp., Senior Lien Revenue Bonds (AMT), Blueridge Transportation,
5.00%, 12/31/45	500,000	500,968
5.00%, 12/31/55	200,000	199,659

Texas State Private Activity Bond Surface Transportation Corp., Senior Lien Revenue Refunding Bonds, North Tarrant Express, 4.00%, 12/31/38	750,000	739,344
Texas State Transportation Commission Central Turnpike System Subordinate Revenue Refunding Bonds, Series C, 5.00%, 8/15/42	100,000	100,661
Texas State Transportation Commission First Tier Toll Revenue Bonds, State Highway, 5.00%, 8/01/57	100,000	100,762
Texas State Transportation Commission First Tier Toll Revenue CABS, 0.00%, 8/01/29(f)	480,000	376,057
Texas State Water Development Board Revenue Bonds, State Water Implementation Fund, 4.00%, 10/15/38	510,000	516,911

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Texas (Continued)

University of Houston Revenue Refunding Bonds, Series A, 5.00%, 2/15/47	$ 250,000	$ 268,400
Waller Independent School District GO Unlimited Bonds (BAM Insured), 5.00%, 2/15/44	235,000	256,204
		22,491,829
Utah – 0.3%
Salt Lake City Airport Revenue Bonds, Series A (AMT), 5.00%, 7/01/51	1,000,000	1,039,566
Virginia – 2.9%
Arlington County IDA Hospital Facilities Revenue Refunding Bonds, Virginia Hospital Center, 3.75%, 7/01/50	500,000	448,203
Chesapeake Bay Bridge & Tunnel District Revenue Bonds, First Tier General Resolution (AGM Insured), 5.00%, 7/01/41	1,000,000	1,027,435
Chesapeake Bay Bridge & Tunnel District Revenue First Tier General Resolution Revenue Bonds, 5.00%, 7/01/51	750,000	757,618
Chesapeake Hospital Authority Hospital Facilities Revenue Refunding Bonds, Chesapeake Regional Medical Center, 5.00%, 7/01/31	500,000	544,463
Chesapeake Transportation System Senior Toll Road Revenue Bonds, Series A, 5.00%, 7/15/47	500,000	500,177
Fairfax County EDA Residential Care Facilities Revenue Refunding Bonds, Series A, Goodwin House, Inc., Prerefunded, 5.00%, 10/01/24(g)	150,000	155,261
Fairfax County GO Unlimited Bonds, Series A (State Aid Withholding), 2.00%, 10/01/41	1,000,000	713,044
Fairfax County IDA Health Care Revenue Refunding Bonds, Inova Health System Project, 3.50%, 5/15/39	500,000	458,572
	Par	Value
Virginia (Continued)
Newport News EDA Residential Care Facilities Revenue Refunding Bonds, Lifespire of Virginia, 5.00%, 12/01/38	$ 560,000	$ 557,589
University of Virginia Revenue Refunding Bonds, Series A, 5.00%, 4/01/47	500,000	525,125
Virginia State Commonwealth Transportation Board Capital Projects Revenue Bonds, 3.00%, 5/15/37	1,000,000	909,218
Virginia State Small Business Financing Authority Senior Lien Revenue Bonds (AMT), Elizabeth River Crossings OpCo, LLC Project,
4.00%, 7/01/32	275,000	275,861
4.00%, 1/01/37	660,000	640,962
Virginia State Small Business Financing Authority Senior Lien Revenue Refunding Bonds (AMT), 95 Express Lanes,
5.00%, 7/01/38	645,000	673,549
4.00%, 7/01/39	240,000	227,599
4.00%, 1/01/40	280,000	263,737
4.00%, 1/01/48	225,000	200,827
Virginia State Small Business Financing Authority Senior Lien Revenue Refunding Bonds (AMT), I-495 Hot Lanes,
5.00%, 12/31/47	350,000	360,731
5.00%, 12/31/57	500,000	512,417
		9,752,388
Washington – 2.7%
Energy Electric Revenue Refunding Bonds, Columbia Generating Station, 5.00%, 7/01/36	1,200,000	1,343,414
King County Public Hospital District No. 1 GO Limited Tax Refunding Bonds, Valley Medical Center, 5.00%, 12/01/26	550,000	580,752
King County Sewer Revenue Refunding Bonds, 5.00%, 7/01/42	250,000	262,109

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Washington (Continued)
Port of Seattle Airport Intermediate Lien Revenue Bonds (AMT), 5.00%, 4/01/44	$ 500,000	$ 518,678
Port of Seattle Intermediate Lien Revenue Refunding Bonds (AMT), 5.00%, 8/01/47	250,000	262,285
Seattle Housing Authority Revenue Refunding Bonds, Northgate Plaza Project, 1.00%, 6/01/26	500,000	457,896
Seattle Municipal Light & Power Revenue Refunding Bonds, 4.00%, 9/01/40	500,000	498,812
Seattle Municipal Light & Power Variable Revenue Refunding Bonds, Series B, (SIFMA Municipal Swap Index Yield + 0.25%), 4.23%, 11/01/26(a)(c)	750,000	737,711
Skagit County Public Hospital District No. 1 Revenue Improvement & Refunding Bonds, Skagit Regional Health, 5.00%, 12/01/28	440,000	452,180
Washington State GO Unlimited Bonds, Series C,
5.00%, 2/01/26	350,000	366,550
5.00%, 2/01/40	2,000,000	2,184,636

Washington State Health Care Facilities Authority Revenue Bonds, Series A, Providence Health & Services, 4.00%, 10/01/34	500,000	490,349
Washington State Health Care Facilities Authority Revenue Refunding Bonds, Series B, Commonspirit Health, 5.00%, 8/01/26(a)(b)(c)	615,000	633,312
Washington State Higher Educational Facilities Authority Revenue Bonds, Seattle University Project, 4.00%, 5/01/50	250,000	230,252
		9,018,936
Wisconsin – 2.8%
Clayton Town NANS, Series B, 2.00%, 6/01/25	225,000	214,464
	Par	Value
Wisconsin (Continued)
Milwaukee Corp., Purpose GO Unlimited Bonds, Series B3, 4.00%, 4/01/26	$1,000,000	$1,004,526
Milwaukee GO Unlimited Bonds, Promissory Notes, Series N3 (AGM Insured), 5.00%, 4/01/31	500,000	550,646
Milwaukee Metropolitan Sewerage District GO Unlimited Bonds, Green Bonds, Climate Bond Certified, 4.00%, 10/01/43	500,000	489,624
Monroe School District GO Unlimited Refunding Bonds (AGM Insured), 5.00%, 3/01/25	300,000	307,755
Park Falls NANS, Series B, 3.00%, 3/01/25	975,000	956,808
PFA Education Revenue Bonds, North Carolina Leadership Academy, 5.00%, 6/15/49(d)	100,000	88,248
PFA Educational Revenue Bonds, Piedmont Community Charter School,
5.00%, 6/15/39	490,000	492,035
5.00%, 6/15/49	150,000	145,400

PFA Exempt Facilities Revenue Refunding Bonds (AMT), National Gypsum Co., 4.00%, 8/01/35	370,000	324,393
PFA Hospital Revenue Refunding Bonds, Series A, WakeMed Hospital, 4.00%, 10/01/49	500,000	461,986
PFA Pollution Control Variable Revenue Refunding Bonds, Duke Energy Progress Project, 3.30%, 10/01/26(a)(b)(c)	500,000	496,623
PFA Project Revenue Bonds, CFP3 - Eastern Michigan University Housing Project (BAM Insured), 5.50%, 7/01/52	250,000	275,954
PFA Revenue Bonds, Roseman University, Unrefunded Balance, 5.00%, 4/01/50(d)	250,000	231,944
PFA Variable Revenue Refunding Bonds, Providence St. Joseph, 4.00%, 10/01/30(a)(b)(c)	370,000	371,236

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Wisconsin (Continued)

Public Financial Authority Solid Waste Disposal Revenue Refunding Bonds (AMT), Waste Management, Inc., Project, 2.88%, 5/01/27	$495,000	$ 462,170
Wisconsin Center District Appropriation Revenue Bonds, Milwaukee Arena Project, 5.00%, 12/15/27	200,000	209,629
Wisconsin Center District TRB, CABS, Junior Dedicated, Series D (AGM Moral Obligation Insured), 0.00%, 12/15/45(f)	250,000	88,589
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Three Pillars Senior Living Communities, 4.00%, 8/15/31	375,000	351,135
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Ascension Health Credit Group, 4.00%, 11/15/39	290,000	284,991
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Benevolent Corp., Cedar Community, 5.00%, 6/01/41	250,000	219,351
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Series B5, 5.00%, 12/03/24(a)(b)(c)	935,000	950,079
Wisconsin State Health & Educational Facilities Authority Variable Revenue Refunding Bonds, Advocate Aurora Health Credit Group, 5.00%, 1/29/25(a)(b)(c)	500,000	510,606
		9,488,192
Wyoming – 0.2%
Sublette County Hospital District Revenue Bonds, Series A, Hospital Construction Project, 5.00%, 6/15/26	500,000	499,464
Total Municipal Bonds (Cost $301,043,485)		283,321,001

	Par/Number of Shares	Value
Short-Term Investments – 15.8%
Money Market Fund – 2.3%
Northern Institutional Funds - Treasury Portfolio (Premier), 5.12%(i)	$7,566,327	$7,566,327
Municipal – 13.5%
Arkansas State Development Finance Authority Multi Family Housing Variable Revenue Bonds, The Cottages Apartments (Housing & Urban Development Sector 8 Program), 1.25%, 12/01/23(a)(b)(c)	3,000,000	2,974,062
Bay Area Toll Bridge Authority Variable Revenue Refunding Bonds, San Francisco Bay, (SIFMA Municipal Swap Index Yield + 0.28%), 4.26%, 4/01/24(a)(c)	250,000	249,230
Broward County Airport System Revenue Bonds, Series A (AMT), 5.00%, 10/01/23	870,000	872,444
California State Infrastructure & Economic Development Bank Variable Revenue Bonds (AMT), Brightline West Passenger Rail Project, 3.65%, 1/31/24(a)(b)(c)(d)	1,500,000	1,493,613
Capital Trust Agency Sustainability Revenue Bonds, The Marie, 4.00%, 6/15/24(d)	105,000	104,139
Cass County Joint Water Resource District GO Unlimited Bonds, Series A, 0.48%, 5/01/24	600,000	578,749
Chandler IDA Industrial Development Variable Revenue Bonds (AMT), Intel Corp., Project, 2.70%, 8/14/23(a)(b)(c)	500,000	499,684
Charlotte-Mecklenburg Hospital Authority Health Care System Variable Revenue Refunding Bonds, 3.95%, 8/01/23(a)(c)(j)	1,000,000	1,000,000

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par/Number of Shares	Value
Municipal (Continued)
Chesapeake Bay Bridge & Tunnel District Revenue First Tier General Resolution Revenue BANS, 5.00%, 11/01/23	$ 300,000	$ 300,763
Chicago Park District GO Limited Tax Refunding Bonds, Series B, 5.00%, 1/01/24	175,000	175,930
Clarksville Sewage Works Revenue BANS, 2.75%, 12/11/23	125,000	124,361
Clayton Town NANS, Series B, 2.00%, 6/01/24	100,000	97,625
Cleveland-Cuyahoga County Port Authority Euclid Avenue Development Corp., Revenue Refunding Bonds, 5.00%, 8/01/23	370,000	370,000
Clifton Higher Education Finance Corp., Revenue Bonds, Series A, Idea Public School, 5.00%, 8/15/23	325,000	325,104
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, University of Hartford, 5.00%, 7/01/24	240,000	240,032
County Square Redevelopment Corp., Installment Purchase Revenue BANS, Greenville County South Carolina Project, 5.00%, 2/09/24	2,000,000	2,015,526
E-470 Public Highway Authority Senior Revenue Refunding Bonds, Series A, 5.00%, 9/01/23	150,000	150,181
East Baton Rouge Parish Industrial Development Board, Inc. Variable Revenue Bonds, Exxonmobil Project, 3.95%, 8/01/23(a)(c)(j)	1,000,000	1,000,000
Fairfax County EDA Residential Care Facilities Revenue Bonds, Series A, Vinson Hall LLC, Prerefunded, 5.00%, 12/01/23(g)	200,000	201,060
Farmington PCR Refunding Bonds, Public Service Company of New Mexico San Juan Project, 1.15%, 6/01/24(a)(b)(c)	250,000	242,880
	Par/Number of Shares	Value
Municipal (Continued)
Houston Housing Finance Corp., MFH Variable Revenue Bonds, Temenos Place Apartments, 4.08%, 2/01/24(a)(b)(c)(e)	$ 450,000	$ 449,760
Illinois State GO Unlimited Bonds, Series B, 5.00%, 3/01/24	250,000	251,932
Indiana State Finance Authority Health System Variable Revenue Refunding Bonds, Sisters of St. Francis Health Services (Barclays Bank PLC LOC), 4.15%, 8/01/23(a)(c)(j)	1,000,000	1,000,000
Indiana State Finance Authority Revenue Refunding Bonds, Valparaiso University Project, 5.00%, 10/01/23	585,000	585,876
Kentucky State Public Energy Authority Gas Supply Revenue Bonds, Series A, 4.00%, 4/01/24(a)(b)(c)	475,000	474,678
Kingfisher Special Projects Authority Educational Facilities Lease Revenue Bonds, Kingfisher Public Schools Project, 4.00%, 3/01/24	600,000	601,669
Louisiana State Public Facilities Authority Revenue Bonds, Loyola University, 5.00%, 10/01/23	600,000	601,237
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series A, 4.00%, 9/01/23(a)(b)(c)	610,000	610,250
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Subseries C, 4.00%, 12/01/23(a)(b)(c)	250,000	250,267
Main Street Natural Gas, Inc., Gas Supply Variable Revenue Bonds, Series B, 4.00%, 12/01/23	355,000	355,341
Maryland State Community Development Administration Department Housing Revenue Bonds, Series A, Woodside Gardens, 1.33%, 1/01/24(d)	2,000,000	1,966,519

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par/Number of Shares	Value
Municipal (Continued)
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Peninsula Regional Health System, 5.00%, 7/01/24	$ 350,000	$ 353,780
Mcintosh County Educational Facilities Authority Lease Revenue Bonds, Checotah Public Schools Project, 2.00%, 9/01/23	300,000	299,335
Miami-Dade County COPS, Series A, Prerefunded, 5.00%, 5/01/24(b)(c)(g)	515,000	520,448
Mississippi State Hospital Equipment & Facilities Authority Revenue Refunding Bonds, Forrest Country General Hospital Project, 5.00%, 1/01/24	400,000	402,044
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Series A, St. Luke's Health System, Inc., 5.00%, 11/15/23	150,000	150,580
Missouri State Public Utilities Commission Revenue Notes, Escrowed to Maturity, 0.75%, 8/01/23	2,000,000	2,000,000
MTA Variable Revenue Bonds, Subseries D-1, (SOFR + 0.33%), 3.89%, 4/01/24(a)(c)	900,000	897,660
Muskogee Industrial Trust Educational Lease Revenue Bonds, Muskogee Public Schools Project, 5.00%, 9/01/23	900,000	900,704
New Jersey State EDA Private Activity Revenue Bonds (AMT), The Goethals Project, 5.00%, 1/01/24	150,000	150,579
New Jersey State EDA Revenue Refunding Bonds, Series A, United Methodist Homes, Prerefunded, 5.00%, 7/01/24(g)	100,000	101,495
	Par/Number of Shares	Value
Municipal (Continued)
New Jersey State EDA Revenue Refunding Bonds, Series GGG, School Facilities Construction, 5.25%, 9/01/23(d)	$1,500,000	$1,501,988
New Jersey Transportation Trust Fund Authority Revenue Refunding Bonds, Series AA, 5.00%, 6/15/24	600,000	607,366
New York City Municipal Water Finance Authority Water & Sewer System Variable Revenue Bonds, Second General Resolution, 3.90%, 8/01/23(a)(c)(j)	1,950,000	1,950,000
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, 4.00%, 8/01/23(a)(c)(j)	100,000	100,000
New York State Dormitory Authority Revenues Non State Supported Debt Revenue Bonds, Northwell Health Obligated Group, 5.00%, 5/01/24(a)(b)(c)	1,250,000	1,253,645
New York State Transportation Development Corp., Special Facility Revenue Refunding Bonds (AMT), Terminal 4 John F. Kennedy International Airport Project, 5.00%, 12/01/23	1,000,000	1,003,083
New York Variable GO Unlimited Bonds, Subseries B, Fiscal 2018, 4.15%, 8/01/23(a)(c)(j)	250,000	250,000
Newark Housing Authority Port Newark Marine Terminal Rental Revenue Refunding Bonds, Additional Newark Redevelopment Project (NATL Insured), 5.25%, 1/01/24	500,000	501,216
North Carolina State Capital Facilities Finance Agency Educational Facilities Revenue Refunding Bonds, High Point University, 4.00%, 5/01/24	240,000	240,452

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par/Number of Shares	Value
Municipal (Continued)
North Carolina State Housing Fiance Agency MFH Variable Revenue Bonds, Wind Creek Senior Living, 4.50%, 6/01/24	$ 481,000	$ 480,993
North Carolina State Turnpike Authority Triangle Expressway System Revenue BANS, Escrowed to Maturity, 5.00%, 2/01/24	200,000	201,437
Northside Texas Independent School District Variable GO Unlimited Bonds (PSF, Gtd), 2.75%, 8/01/23(a)(b)(c)	1,000,000	1,000,000
Orlando Tourist Development Senior Lien Tax Revenue Refunding Bonds (AGM Insured), 5.00%, 11/01/23	1,000,000	1,002,817
Osage County Industrial Authority Use Tax Revenue BANS, 2.00%, 9/01/23	1,500,000	1,496,488
Pennsylvania State Turnpike Commission Variable Revenue Refunding Bonds, Series B, (SIFMA Municipal Swap Index Yield + 0.70%), 4.68%, 12/01/23(c)	500,000	500,038
PMA Levy & Aid TRANS, Series A, 4.00%, 8/24/23	500,000	500,012
Puerto Rico Commonwealth Restructured GO Unlimited CABS, Series A, 0.00%, 7/01/24(f)	8,821	8,470
Salem Hospital Facility Authority Revenue Refunding Bonds, Capital Manor Project, 5.00%, 5/15/24	110,000	110,185
San Antonio Water Junior Lien Variable Revenue Bonds, Series A, 2.63%, 5/01/24(a)(b)(c)	1,125,000	1,112,747
Sand Creek Metropolitan District GO Limited Refunding Bonds, Series A (AGM Insured), 4.00%, 12/01/23	180,000	180,226
	Par/Number of Shares	Value
Municipal (Continued)
Southeast Alabama State Gas Supply District Revenue Bonds, Series A, Project No. 2, 4.00%, 6/01/24(a)(b)(c)	$ 600,000	$ 598,582
United Local School District COPS (BAM Insured), 3.00%, 12/01/23	330,000	328,806
University Hospitals & Clinics Authority Variable Revenue Refunding Bonds, 4.10%, 8/01/23(a)(c)(j)	1,000,000	1,000,000
Village Community Development District No. 13 Special Assessment Bonds, Limited Offering, 2.63%, 5/01/24	125,000	123,620
Wagoner County School Development Authority Educational Facilities Lease Revenue Bonds, Wagoner Public Schools Project, 4.00%, 9/01/23	1,060,000	1,060,322
Warrick County, Indiana Environmental Improvement Variable Revenue Bonds (AMT), Vectren Energy Delivery, 0.88%, 9/01/23(a)(b)(c)	1,000,000	997,525
Watford City North Dakota State Aid Certificates Indebtedness Revenue Refunding Bonds (AGM Insured), 3.00%, 12/01/23	800,000	795,789
Will County Community School District No. 161 Summit Hill Refunding GO Unlimited Refunding Bonds, 4.00%, 1/01/24	470,000	470,878
		45,316,222
Total Short-Term Investments (Cost $53,143,827)		52,882,549
Total Investments – 100.2% (Cost $354,187,312)		336,203,550
Liabilities less Other Assets – (0.2)%		(525,085)
NET ASSETS – 100.0%		$335,678,465

Percentages shown are based on Net Assets.

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
(a)	Maturity date represents the puttable date.
(b)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(c)	Variable or floating rate security. Rate as of July 31, 2023 is disclosed.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	When-Issued Security. Coupon rate was not yet in effect at July 31, 2023.
(f)	Zero coupon bond.
(g)	Maturity date represents the prerefunded date.
(h)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(i)	7-day current yield as of July 31, 2023 is disclosed.
(j)	Rate is determined by a Remarketing Agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

Abbreviations:

AGM	Assured Guarantee Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BANS	Bond Anticipation Notes
CABS	Capital Appreciation Bonds
COPS	Certificates of Participation
EDA	Economic Development Administration
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	Government Obligation
Gtd	Guaranteed
HFA	Housing Finance Authority
IBC	Insured Bond Certificates
IDA	Industrial Development Association
L.P.	Limited Partnership
LLC	Limited Liability Company
LOC	Letter of Credit
MFH	Multifamily Housing
MTA	Metropolitan Transportation Authority
NATL	National Interstate Insurance
PCR	Pollution Control Revenue
PFA	Public Finance Authority
PLC	Public Limited Company
PSF	Permanent School Fund
SFM	Single Family Mortgage
SIFMA	Securities Industry and Financial Markets Association
SOFR	United States Secured Overnight Financing Rate
SonyMA	State of New York Mortgage Agency
TCRS	Transferable Custodial Receipts
TRANS	Tax Revenue Anticipation Bonds
TRB	Tax Revenue Bonds

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
Municipal Issue Type (%)(a),(b)
Revenue Bonds	82.7
General Obligation Unlimited Bonds	8.1
General Obligation Limited Bonds	2.4
Certificates of Participation	2.1
Revenue Notes	1.9
Tax Allocation Bonds	0.3
Special Assessment Bonds	0.2
Special Tax Bonds	0.2
Total	97.9

(a)Percentages shown are based on Net Assets.
(b)Excludes Short-Term Investments and Other.
Sector Diversification (%)(a)
General	17.6
Medical	14.7
Airport	10.0
Transportation	8.7
General Obligation	6.5
Development	6.1
Higher Education	5.6
Education	5.2
All other sectors less than 5%(b)	25.6
Total	100.0

(a)Percentages shown are based on Net Assets.
(b)Includes Other.

Valuation Hierarchy
The following is a summary of the inputs used, as of July 31, 2023, in valuing the Fund's investments carried at fair value:
Morningstar Municipal Bond Fund	Level 1	Level 2	Level 3	Totals
Investments
Municipal Bonds	$ —	$283,321,001	$—	$283,321,001
Short-Term Investments	7,566,327	45,316,222	—	52,882,549
Total Investments	$7,566,327	$328,637,223	$—	$336,203,550

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments
Morningstar Defensive Bond Fund
	Par	Value
Asset-Backed Securities – 34.5%
Automobile – 9.7%
Ally Auto Receivables Trust, Series 2023-1, Class A4, 5.27%, 11/15/28	$100,000	$100,475
American Credit Acceptance Receivables Trust,
Series 2021-4, Class C, 1.32%, 2/14/28(a)	144,705	141,964
Series 2022-1, Class C, 2.12%, 3/13/28(a)	389,000	377,939
Avis Budget Rental Car Funding AESOP LLC,
Series 2023-1A, Class A, 5.25%, 4/20/29(a)	101,000	98,490
Series 2023-4A, Class A, 5.49%, 6/20/29(a)	300,000	295,220
Series 2023-6A, Class A, 5.81%, 12/20/29(a)	423,000	422,463

BMW Vehicle Lease Trust, Series 2022-1, Class A4, 1.23%, 5/27/25	255,000	246,943
BMW Vehicle Owner Trust, Series 2023-A, Class A4, 5.25%, 11/26/29	100,000	100,573
CarMax Auto Owner Trust,
Series 2023-1, Class A4, 4.65%, 1/16/29	100,000	98,471
Series 2023-2, Class A4, 5.01%, 11/15/28	172,000	170,780
Series 2023-3, Class A4, 5.26%, 2/15/29	169,000	168,878

Chesapeake Funding II LLC, Series 2020-1A, Class C, 2.14%, 8/15/32(a)	159,000	157,602
Drive Auto Receivables Trust, Series 2021-3, Class C, 1.47%, 1/15/27	625,000	602,636
DT Auto Owner Trust,
Series 2021-3A, Class C, 0.87%, 5/17/27(a)	149,000	142,759
Series 2021-4A, Class C, 1.50%, 9/15/27(a)	116,000	109,343
Series 2022-1A, Class C, 2.96%, 11/15/27(a)	162,000	156,156
Enterprise Fleet Financing LLC,
Series 2023-1, Class A3, 5.42%, 10/22/29(a)	226,000	224,620
Series 2023-2, Class A3, 5.50%, 4/22/30(a)	313,000	309,111

Exeter Automobile Receivables Trust, Series 2021-4A, Class C, 1.46%, 10/15/27	356,000	342,098
	Par	Value
Automobile (Continued)
Flagship Credit Auto Trust,
Series 2021-2, Class C, 1.27%, 6/15/27(a)	$150,000	$140,083
Series 2021-4, Class B, 1.49%, 2/15/27(a)	73,000	68,632

Ford Credit Auto Lease Trust, Series 2021-B, Class C, 0.90%, 5/15/26	176,000	171,750
Ford Credit Auto Owner Trust,
Series 2022-A, Class A3, 1.29%, 6/15/26	279,000	268,963
Series 2023-A, Class A4, 4.56%, 12/15/28	114,000	112,297
Series 2023-B, Class A4, 5.06%, 2/15/29	100,000	99,829
GM Financial Consumer Automobile Receivables Trust,
Series 2020-3, Class C, 1.37%, 1/16/26	50,000	47,877
Series 2023-1, Class A4, 4.59%, 7/17/28	122,000	120,035
Series 2023-3, Class A4, 5.34%, 12/18/28	121,000	121,698
GM Financial Revolving Receivables Trust,
Series 2021-1, Class A, 1.17%, 6/12/34(a)	302,000	266,158
Series 2023-1, Class A, 5.12%, 4/11/35(a)	437,000	436,227

GMF Floorplan Owner Revolving Trust, Series 2023-2, Class A, 5.34%, 6/15/30(a)	165,000	164,723
Hertz Vehicle Financing LLC,
Series 2022-2A, Class A, 2.33%, 6/26/28(a)	298,000	261,929
Series 2022-5A, Class A, 3.89%, 9/25/28(a)	614,000	569,205

Honda Auto Receivables Owner Trust, Series 2021-4, Class A3, 0.88%, 1/21/26	369,488	355,949
Hyundai Auto Lease Securitization Trust, Series 2022-A, Class A4, 1.32%, 12/15/25(a)	300,000	290,334
Hyundai Auto Receivables Trust,
Series 2021-C, Class A3, 0.74%, 5/15/26	244,461	235,582
Series 2023-B, Class A4, 5.31%, 8/15/29	100,000	99,634

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Automobile (Continued)

Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class A4, 4.31%, 4/16/29	$100,000	$ 97,673
Nissan Auto Receivables Owner Trust, Series 2023-A, Class A4, 4.85%, 6/17/30	126,000	124,969
Porsche Financial Auto Securitization Trust, Series 2023-1A, Class A4, 4.72%, 6/23/31(a)	142,000	139,696
Prestige Auto Receivables Trust,
Series 2021-1A, Class B, 1.19%, 4/15/26(a)	323,000	313,191
Series 2021-1A, Class C, 1.53%, 2/15/28(a)	116,000	108,219

Santander Drive Auto Receivables Trust, Series 2021-4, Class C, 1.26%, 2/16/27	518,000	500,268
Santander Retail Auto Lease Trust,
Series 2022-A, Class A3, 1.34%, 7/21/25(a)	262,000	253,391
Series 2022-A, Class B, 1.61%, 1/20/26(a)	86,000	81,364

SFS Auto Receivables Securitization Trust, Series 2023-1A, Class A4, 5.47%, 12/20/29(a)	100,000	99,536
Toyota Auto Loan Extended Note Trust,
Series 2022-1A, Class A, 3.82%, 4/25/35(a)	429,000	409,860
Series 2023-1A, Class A, 4.93%, 6/25/36(a)	387,000	383,953
Toyota Auto Receivables Owner Trust,
Series 2023-A, Class A4, 4.42%, 8/15/28	125,000	122,530
Series 2023-B, Class A4, 4.66%, 9/15/28	163,000	160,879
Volkswagen Auto Loan Enhanced Trust,
Series 2021-1, Class A3, 1.02%, 6/22/26	419,328	404,132
Series 2023-1, Class A4, 5.01%, 1/22/30	100,000	99,560
Westlake Automobile Receivables Trust,
Series 2021-2A, Class C, 0.89%, 7/15/26(a)	406,000	389,768
	Par	Value
Automobile (Continued)
Westlake Automobile Receivables Trust,
Series 2021-3A, Class C, 1.58%, 1/15/27(a)	$598,000	$ 567,710
Series 2022-1A, Class C, 3.11%, 3/15/27(a)	448,000	431,230
World Omni Auto Receivables Trust,
Series 2020-C, Class C, 1.39%, 5/17/27	50,000	47,130
Series 2023-A, Class A4, 4.66%, 5/15/29	114,000	112,054
Series 2023-B, Class A4, 4.68%, 5/15/29	175,000	172,389
		13,116,928
Automobile Floor Plan – 0.5%
Ford Credit Floorplan Master Owner Trust, Series 2018-4, Class A, 4.06%, 11/15/30	645,000	610,058
Credit Card – 0.3%
American Express Credit Account Master Trust, Series 2023-2, Class A, 4.80%, 5/15/30	371,000	370,495
Other – 23.9%
ABPCI Direct Lending Fund ABS I Ltd., Series 2020-1A, Class B, 4.94%, 12/20/30(a)(b)	873,062	791,227
ABPCI Direct Lending Fund ABS II LLC,
Series 2022-2A, Class A1, (3M CME Term SOFR + 2.10%, 2.10% Floor), 7.46%, 3/01/32(a)(b)(c)	224,000	220,567
Series 2022-2A, Class C, 8.24%, 3/01/32(a)(b)	935,000	788,392

ABPCI Direct Lending Fund CLO II LLC, Series 2017-1A, Class ER, (3M CME Term SOFR + 7.86%, 7.60% Floor), 13.19%, 4/20/32(a)(c)	746,000	704,255
ABPCI Direct Lending Fund CLO X L.P., Series 2020-10A, Class A1A, (3M CME Term SOFR + 2.21%, 1.95% Floor), 7.20%, 1/20/32(a)(c)	250,000	248,100

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Other (Continued)

ABPCI Direct Lending Fund IX LLC, Series 2020-9A, Class A1R, (3M CME Term SOFR + 1.66%, 1.40% Floor), 7.02%, 11/18/31(a)(c)	$378,000	$373,017
Blackrock Mount Adams CLO IX L.P., Series 2021-9A, Class A1, (3M USD LIBOR + 1.37%, 1.37% Floor), 6.89%, 9/22/31(a)(c)	195,658	192,752
CARS-DB4 L.P., Series 2020-1A, Class A1, 2.69%, 2/15/50(a)	144,241	135,719
Cerberus Loan Funding XL LLC, Series 2023-1A, Class A, (3M CME Term SOFR + 2.40%, 2.40% Floor), 7.71%, 3/22/35(a)(c)	250,000	249,988
Cerberus Loan Funding XLI LLC, Series 2023-2A, Class A1, (3M CME Term SOFR + 2.55%, 2.55% Floor), 7.80%, 7/15/35(a)(c)	419,000	414,451
Cerberus Loan Funding XXIX L.P., Series 2020-2A, Class A, (3M CME Term SOFR + 2.16%, 1.90% Floor), 7.47%, 10/15/32(a)(c)	939,000	926,630
Cerberus Loan Funding XXVIII L.P., Series 2020-1A, Class D, (3M CME Term SOFR + 5.56%, 5.30% Floor), 10.87%, 10/15/31(a)(c)	764,000	762,467
CNH Equipment Trust, Series 2023-A, Class A4, 4.77%, 10/15/30	100,000	98,444
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.22%, 4/25/47(a)	870,000	726,980
Cologix Data Centers U.S. Issuer LLC, Series 2021-1A, Class A2, 3.30%, 12/26/51(a)	412,000	365,268
Dell Equipment Finance Trust, Series 2021-2, Class C, 0.94%, 12/22/26(a)	104,000	100,041
Diamond Infrastructure Funding LLC, Series 2021-1A, Class C, 3.48%, 4/15/49(a)	104,000	90,617
	Par	Value
Other (Continued)

Diamond Issuer, Series 2021-1A, Class C, 3.79%, 11/20/51(a)	$282,000	$225,501
Elm Trust,
Series 2020-3A, Class A2, 2.95%, 8/20/29(a)	108,242	100,769
Series 2020-3A, Class B, 4.48%, 8/20/29(a)	268,576	236,043
Series 2020-4A, Class A2, 2.29%, 10/20/29(a)	103,031	94,905
Series 2020-4A, Class B, 3.87%, 10/20/29(a)	321,467	276,878

FCI Funding, Series 2021-1A, Class A, 1.13%, 4/15/33(a)	28,080	27,004
Fortress Credit Opportunities IX CLO Ltd., Series 2017-9A, Class A1TR, (3M CME Term SOFR + 1.81%, 1.55% Floor), 7.12%, 10/15/33(a)(c)	954,000	935,538
Fortress Credit Opportunities XI CLO Ltd., Series 2018-11A, Class A1T, (3M CME Term SOFR + 1.56%), 6.87%, 4/15/31(a)(c)	339,407	336,157
Fortress Credit Opportunities XVII CLO Ltd., Series 2022-17A, Class A, (3M CME Term SOFR + 1.37%, 1.37% Floor), 6.68%, 1/15/30(a)(c)	286,134	281,198
Golub Capital Partners ABS Funding Ltd.,
Series 2020-1A, Class A2, 3.21%, 1/22/29(a)	769,000	726,192
Series 2020-1A, Class B, 4.50%, 1/22/29(a)	476,000	436,011
Series 2021-1A, Class A2, 2.77%, 4/20/29(a)	161,000	148,698
Series 2021-1A, Class B, 3.82%, 4/20/29(a)	382,000	347,351
Series 2021-2A, Class A, 2.94%, 10/19/29(a)	796,000	696,468
Series 2021-2A, Class B, 3.99%, 10/19/29(a)	926,000	728,536

Golub Capital Partners CLO 36m Ltd., Series 2018-36A, Class A, (3M USD LIBOR + 1.30%), 6.63%, 2/05/31(a)(c)	523,448	518,269

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Other (Continued)
Golub Capital Partners CLO Ltd.,
Series 2018-38A, Class C, (3M CME Term SOFR + 3.06%, 2.80% Floor), 8.39%, 7/20/30(a)(c)	$507,000	$493,443
Series 2019-42A, Class A2, (3M CME Term SOFR + 2.26%, 2.00% Floor), 7.59%, 4/20/31(a)(c)	472,000	468,600

Great America Leasing Receivables, Series 2023-1, Class A4, 5.06%, 3/15/30(a)	137,000	134,361
Hotwire Funding LLC, Series 2023-1A, Class A2, 5.69%, 5/20/53(a)	115,000	112,456
HPEFS Equipment Trust,
Series 2022-1A, Class B, 1.79%, 5/21/29(a)	226,000	216,137
Series 2022-1A, Class C, 1.96%, 5/21/29(a)	150,000	141,620

Ivy Hill Middle Market Credit Fund XVIII Ltd., Series 18A, Class E, (3M CME Term SOFR + 8.01%, 7.75% Floor), 13.36%, 4/22/33(a)(c)	970,000	888,946
John Deere Owner Trust,
Series 2023-A, Class A4, 5.01%, 12/17/29	123,000	122,042
Series 2023-B, Class A4, 5.11%, 5/15/30	102,000	101,327
Kubota Credit Owner Trust,
Series 2023-1A, Class A4, 5.07%, 2/15/29(a)	100,000	98,441
Series 2023-2A, Class A4, 5.23%, 6/15/28(a)	100,000	99,315
Lake Shore MM CLO III LLC,
Series 2019-2A, Class A1R, (3M CME Term SOFR + 1.74%, 1.48% Floor), 7.05%, 10/17/31(a)(c)	202,000	198,956
Series 2019-2A, Class A2R, 2.52%, 10/17/31(a)	100,000	93,234

Lake Shore MM CLO IV Ltd., Series 2021-1A, Class X, (3M CME Term SOFR + 1.44%, 1.18% Floor), 6.75%, 10/15/33(a)(c)	87,000	86,858
	Par	Value
Other (Continued)

MCF CLO IX Ltd., Series 2019-1A, Class A1R, (3M CME Term SOFR + 1.50%, 1.50% Floor), 6.81%, 7/17/31(a)(c)	$971,000	$958,386
MMAF Equipment Finance LLC,
Series 2020-A, Class A5, 1.56%, 10/09/42(a)	100,000	87,292
Series 2023-A, Class A4, 5.50%, 12/13/38(a)	181,000	181,952
Monroe Capital ABS Funding Ltd.,
Series 2021-1A, Class A2, 2.82%, 4/22/31(a)(b)	403,000	379,203
Series 2021-1A, Class B, 3.91%, 4/22/31(a)(b)	221,000	207,264

NRZ Advance Receivables Trust, Series 2020-T2, Class AT2, 1.48%, 9/15/53(a)	930,000	922,398
Oportun Funding XIV LLC, Series 2021-A, Class A, 1.21%, 3/08/28(a)	108,004	103,161
Oportun Issuance Trust,
Series 2021-B, Class A, 1.47%, 5/08/31(a)	230,000	208,262
Series 2021-C, Class A, 2.18%, 10/08/31(a)	803,000	726,573

Owl Rock CLO III Ltd., Series 2020-3A, Class A1L, (3M CME Term SOFR + 2.06%), 7.39%, 4/20/32(a)(c)	400,000	397,570
Owl Rock CLO VI Ltd., Series 2021-6A, Class A, (3M USD LIBOR + 1.45%, 1.45% Floor), 6.96%, 6/21/32(a)(c)	915,000	904,471
Owl Rock Technology Financing LLC, Series 2020-1A, Class A, (3M CME Term SOFR + 3.21%, 2.95% Floor), 8.52%, 1/15/31(a)(c)	774,799	763,780
Parliament CLO II Ltd., Series 2021-2A, Class A, (3M USD LIBOR + 1.35%, 1.35% Floor), 6.73%, 8/20/32(a)(c)	330,889	326,753
Parliament Funding II Ltd., Series 2020-1A, Class AR, (3M CME Term SOFR + 1.51%, 1.25% Floor), 6.84%, 10/20/31(a)(c)	342,806	337,022

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Other (Continued)
PFS Financing Corp.,
Series 2020-G, Class A, 0.97%, 2/15/26(a)	$531,000	$516,686
Series 2021-A, Class A, 0.71%, 4/15/26(a)	367,000	353,238
Series 2021-A, Class B, 0.96%, 4/15/26(a)	100,000	96,011
Series 2021-B, Class B, 1.09%, 8/15/26(a)	101,000	95,385
Series 2022-A, Class A, 2.47%, 2/15/27(a)	899,000	852,013
PRET LLC,
Series 2021-NPL5, Class A1, (Step to 5.49% on 11/25/24), 2.49%, 10/25/51(a)(d)	741,545	690,996
Series 2021-NPL6, Class A1, (Step to 5.49% on 12/25/24), 2.49%, 7/25/51(a)(d)	173,778	163,948
Pretium Mortgage Credit Partners I LLC,
Series 2021-NPL2, Class A1, (Step to 3.46% on 7/27/24), 1.99%, 6/27/60(a)(d)	307,129	282,091
Series 2021-NPL4, Class A1, (Step to 3.30% on 11/27/24), 2.36%, 10/27/60(a)(d)	588,456	547,126
Progress Residential Trust,
Series 2021-SFR11, Class A, 2.28%, 1/17/39(a)	121,730	102,854
Series 2021-SFR7, Class A, 1.69%, 8/17/40(a)	112,794	93,594

SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(a)	263,228	238,258
Towd Point Mortgage Trust,
Series 2018-2, Class A1, 3.25%, 3/25/58(a)	189,022	179,989
Series 2020-4, Class A1, 1.75%, 10/25/60(a)	70,527	61,289

TVEST LLC, Series 2020-A, Class A, 4.50%, 7/15/32(a)	33,450	33,172
Vantage Data Centers Issuer LLC, Series 2020-1A, Class A2, 1.65%, 9/15/45(a)	140,000	126,066
	Par	Value
Other (Continued)
VCAT LLC,
Series 2021-NPL1, Class A1, (Step to 5.29% on 1/25/24), 2.29%, 12/26/50(a)(d)	$ 37,334	$ 35,881
Series 2021-NPL2, Class A1, (Step to 5.12% on 4/25/24), 2.12%, 3/27/51(a)(d)	199,704	189,039
VCP CLO II Ltd.,
Series 2021-2A, Class A1, (3M CME Term SOFR + 1.93%), 7.24%, 4/15/31(a)(b)(c)	817,000	818,504
Series 2021-2A, Class E, (3M CME Term SOFR + 8.67%), 13.98%, 4/15/31(a)(b)(c)	1,119,000	1,083,804
VCP RRL ABS I Ltd.,
Series 2021-1A, Class A, 2.15%, 10/20/31(a)	309,839	281,469
Series 2021-1A, Class B, 2.85%, 10/20/31(a)(b)	276,999	249,577

Verizon Master Trust, Series 2023-3, Class A, 4.73%, 4/21/31(a)	526,000	520,056
VOLT C LLC, Series 2021-NPL9, Class A1, (Step to 4.99% on 5/25/24), 1.99%, 5/25/51(a)(d)	198,676	181,694
VOLT XCIV LLC, Series 2021-NPL3, Class A1, (Step to 5.24% on 2/25/24), 2.24%, 2/27/51(a)(d)	270,899	250,084
VOLT XCV LLC, Series 2021-NPL4, Class A1, (Step to 5.24% on 3/25/24), 2.24%, 3/27/51(a)(d)	239,806	223,391
WEPCO Environmental Trust Finance I LLC, Series 2021-1, Class A, 1.58%, 12/15/35	85,433	71,238
Woodmont Trust,
Series 2019-6A, Class A1R, (3M CME Term SOFR + 1.74%, 1.48% Floor), 7.05%, 7/15/31(a)(c)	526,000	517,415
Series 2019-6A, Class A1R2, (3M CME Term SOFR + 1.74%, 1.48% Floor), 7.05%, 7/15/31(a)(c)	250,000	248,282
		32,167,406

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Whole Loan – 0.1%
RCO VII Mortgage LLC, Series 2021-2, Class A1, (Step to 5.12% on 10/25/24), 2.12%, 9/25/26(a)(d)	$174,473	$ 161,050
Total Asset-Backed Securities (Cost $48,567,407)		46,425,937

	Number of Shares
Common Stocks – 0.6%
Institutional Financial Services – 0.0%(e)
J.C. Penney Earnout*	3,405	9,364
Real Estate Services – 0.2%
Copper Property CTL Pass Through Trust	25,536	267,362
Telecommunications – 0.0%(e)
Windstream Corp.(f)*	3,347	30,123
Transportation & Logistics – 0.4%
PHI Group, Inc.*	44,387	532,644
Total Common Stocks (Cost $894,480)		839,493

	Par
Corporate Bonds – 3.5%
Asset Management – 1.1%
Ares Capital Corp., 2.88%, 6/15/28	$398,000	335,135
Blue Owl Credit Income Corp.,
4.70%, 2/08/27	660,000	600,416
7.95%, 6/13/28(a)	468,000	469,426
		1,404,977
Commercial Support Services – 0.1%
Aramark Services, Inc., 6.38%, 5/01/25(a)	159,000	159,002
Gas & Water Utilities – 0.3%
Kansas Gas Service Securitization I LLC, 5.49%, 8/01/32	458,000	459,730
Health Care Facilities & Services – 0.3%
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28(a)	333,000	333,833
	Par	Value
Home & Office Products – 0.2%
CD&R Smokey Buyer, Inc., 6.75%, 7/15/25(a)(g)	$315,000	$ 296,106
Real Estate Investment Trusts – 0.6%
American Tower Trust #1, 5.49%, 3/15/28(a)	631,000	631,592
SBA Tower Trust,
1.63%, 11/15/26(a)	117,000	101,601
2.33%, 1/15/28(a)	151,000	129,891
		863,084
Specialty Finance – 0.5%
Midcap Financial Issuer Trust, 6.50%, 5/01/28(a)	761,000	670,934
Telecommunications – 0.4%
Consolidated Communications, Inc., 6.50%, 10/01/28(a)(g)	381,000	299,085
Frontier Communications Holdings LLC,
5.88%, 10/15/27(a)	137,000	125,482
6.00%, 1/15/30(a)(g)	214,000	155,446
		580,013
Total Corporate Bonds (Cost $5,076,101)		4,767,679

Foreign Issuer Bonds – 0.5%
Canada – 0.4%
Air Canada Pass Through Trust, Series 2020-1, Class C, 10.50%, 7/15/26(a)	470,000	508,266
Ireland – 0.1%
Cimpress PLC, 7.00%, 6/15/26	175,000	165,156
Total Foreign Issuer Bonds (Cost $616,879)		673,422

Mortgage-Backed Securities – 6.6%
Commercial Mortgage-Backed Securities – 1.2%
BX Commercial Mortgage Trust,
Series 2021-VOLT, Class E, (1M CME Term SOFR + 2.11%, 2.00% Floor), 7.34%, 9/15/36(a)(c)	242,000	229,115
Series 2021-VOLT, Class F, (1M CME Term SOFR + 2.51%, 2.40% Floor), 7.74%, 9/15/36(a)(c)	370,000	346,823

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Commercial Mortgage-Backed Securities (Continued)

Hawaii Hotel Trust, Series 2019-MAUI, Class C, (1M CME Term SOFR + 1.70%, 1.65% Floor), 6.92%, 5/15/38(a)(c)	$616,000	$ 604,411
LoanCore Issuer Ltd., Series 2021-CRE4, Class A, (30D Average SOFR + 0.91%, 0.91% Floor), 5.98%, 7/15/35(a)(c)	67,831	67,514
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13%, 9/10/39(a)	166,000	142,320
VMC Finance LLC, Series 2021-HT1, Class A, (1M CME Term SOFR + 1.76%, 1.65% Floor), 6.99%, 1/18/37(a)(c)	172,297	167,322
		1,557,505
Federal Home Loan Mortgage Corporation – 3.6%
Multifamily Structured Pass Through Certificates,
Series K068, Class A2, 3.24%, 8/25/27	100,000	94,164
Series K072, Class A2, 3.44%, 12/25/27	100,000	94,688
Series K076, Class A2, 3.90%, 4/25/28	100,000	96,397
Series K077, Class A2, 3.85%, 5/25/28	100,000	96,194
Series K079, Class A2, 3.93%, 6/25/28	114,000	110,042
Series K080, Class A2, 3.93%, 7/25/28	188,000	181,656
Series K081, Class A2, 3.90%, 8/25/28	556,000	536,819
Series K082, Class A2, 3.92%, 9/25/28	365,000	352,522
Series K083, Class A2, 4.05%, 9/25/28	158,000	153,492
Series K084, Class A2, 3.78%, 10/25/28	489,000	468,813
Series K085, Class A2, 4.06%, 10/25/28	244,000	237,006
Series K089, Class A2, 3.56%, 1/25/29	154,000	145,812
Series K091, Class A2, 3.51%, 3/25/29	100,000	94,304
Series K093, Class A2, 2.98%, 5/25/29	100,000	91,602
Series K094, Class A2, 2.90%, 6/25/29	532,000	484,405
	Par	Value
Federal Home Loan Mortgage Corporation (Continued)
Multifamily Structured Pass Through Certificates,
Series K095, Class A2, 2.79%, 6/25/29	$ 656,000	$ 593,649
Series K096, Class A2, 2.52%, 7/25/29	677,000	602,392
Series K097, Class A2, 2.51%, 7/25/29	359,000	318,949

Real Estate Mortgage Investment Conduits, Series 4162, Class P, 3.00%, 2/15/33	128,066	122,635
		4,875,541
Federal National Mortgage Association – 0.1%
Interest Strip, Series 284, Class 1, 0.00%, 7/25/27(h)	52,511	48,252
Real Estate Mortgage Investment Conduits, Series 2012-144, Class PD, 3.50%, 4/25/42	91,326	87,084
		135,336
Government National Mortgage Association – 0.3%
Series 2012-150, Class IO, 0.44%, 11/16/52(i)	670,350	6,068
Series 2015-108, Class IO, 0.34%, 10/16/56(i)	41,008	843
Series 2015-7, Class IO, 0.45%, 1/16/57(i)	1,493,505	30,123
Series 2020-42, Class IO, 0.94%, 3/16/62(i)	1,415,998	87,589
Series 2020-43, Class IO, 1.26%, 11/16/61(i)	960,882	66,885
Series 2020-71, Class IO, 1.09%, 1/16/62(i)	1,253,335	83,570
Series 2020-75, Class IO, 0.87%, 2/16/62(i)	2,256,707	131,907
		406,985
Whole Loan – 1.4%
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.90%, 6/25/36(a)	99,452	94,034
CFMT LLC,
Series 2021-HB5, Class A, 0.80%, 2/25/31(a)	158,198	153,595
Series 2021-HB7, Class A, 1.15%, 10/27/31(a)	122,458	115,062

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Whole Loan (Continued)
CFMT LLC,
Series 2021-HB7, Class M1, 2.12%, 10/27/31(a)	$192,000	$ 176,182
PRPM LLC,
Series 2021-10, Class A1, (Step to 5.49% on 11/25/24), 2.49%, 10/25/26(a)(d)	325,998	303,871
Series 2021-11, Class A1, (Step to 5.49% on 12/25/24), 2.49%, 11/25/26(a)(d)	386,221	361,003
Series 2021-2, Class A1, 2.12%, 3/25/26(a)(i)	199,696	188,817
Series 2021-9, Class A1, (Step to 5.36% on 11/25/24), 2.36%, 10/25/26(a)(d)	324,545	303,242

Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75%, 1/25/63(a)	190,961	173,307
		1,869,113
Total Mortgage-Backed Securities (Cost $9,819,120)		8,844,480

Municipal Bonds – 0.1%
Texas – 0.1%
Texas Natural Gas Securitization Finance Corp., Taxable Customer Rate Relief Revenue Bonds, 5.10%, 4/01/35	100,000	100,270
Total Municipal Bonds (Cost $100,000)		100,270

Term Loans – 1.1%(c)
Commercial Support Services – 0.2%
Cimpress PLC, Tranche B-1 Term Loan, (1M USD CME Term SOFR + 3.50%), 8.93%, 5/17/28	266,560	262,021
Health Care Facilities & Services – 0.0%(e)
Heartland Dental LLC, 2023 New Term Loan, 4/28/28(j)	126	122
Retail - Discretionary – 0.0%(e)
J.C. Penney Corp., Inc., Term Loan(k)	233,386	23
	Par	Value
Software – 0.4%
Azalea TopCo, Inc., Initial Term Loan, (1M USD CME Term SOFR + 3.50%), 8.93%, 7/24/26	$326,251	$ 314,695
Polaris Newco LLC, Dollar Term Loan, (3M USD LIBOR + 4.00%, 0.50% Floor), 9.54%, 6/02/28	324,225	305,634
		620,329
Telecommunications – 0.5%
Frontier Communications Corp., TLB, (1M USD CME Term SOFR + 3.75%, 0.75% Floor), 9.18%, 5/01/28	361,675	342,857
Windstream Services II LLC, Initial Term Loan, (1M USD CME Term SOFR + 6.25%, 1.00% Floor), 11.67%, 9/21/27	306,408	287,769
		630,626
Total Term Loans (Cost $1,569,937)		1,513,121

U.S. Government Obligations – 1.7%
U.S. Treasury Notes – 1.7%
3.63%, 5/31/28(g)	792,000	773,066
4.00%, 6/30/28	1,210,000	1,200,263
2.88%, 4/30/29	361,000	337,437
Total U.S. Government Obligations (Cost $2,316,466)		2,310,766

	Number of Shares
Warrants – 0.0%(e)
Telecommunications – 0.0%(e)
Windstream Services LLC(f)*	318	2,862
Total Warrants (Cost $146,140)		2,862

Investment Companies – 42.8%
Schwab Intermediate-Term U.S. Treasury ETF(g)	294,275	14,448,903
Schwab Short-Term U.S. Treasury ETF	685,044	32,923,215
Vanguard Short-Term Corporate Bond ETF(g)	71,424	5,423,224

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Number of Shares	Value

Vanguard Short-Term Inflation-Protected Securities ETF	100,747	$ 4,765,333
Total Investment Companies (Cost $61,494,940)		57,560,675

	Par/Number of Shares
Short-Term Investments – 11.2%
Asset-Backed Securities – 0.2%
Gracie Point International Funding, Series 2021-1A, Class A, (1M USD LIBOR + 0.75%), 6.18%, 11/01/23(a)(c)	$ 335,418	334,846
Corporate Bonds – 0.4%
Golub Capital BDC, Inc., 3.38%, 4/15/24	513,000	500,203
Money Market Funds – 7.5%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 5.33%(l)(m)	2,069,945	2,069,945
Northern Institutional Funds - Treasury Portfolio (Premier), 5.12%(l)	7,994,350	7,994,350
		10,064,295
	Par/Number of Shares	Value
U.S. Treasury Bills – 3.1%
U.S. Treasury Bills,
4.23%, 8/01/23(n)	$2,395,000	$ 2,395,000
4.54%, 8/08/23(n)	1,734,000	1,732,235
		4,127,235
Total Short-Term Investments (Cost $15,039,944)		15,026,579
Total Investments – 102.6% (Cost $145,641,414)		138,065,284
Liabilities less Other Assets – (2.6)%		(3,493,143)
NET ASSETS – 100.0%		$134,572,141

Percentages shown are based on Net Assets.

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Restricted security that has been deemed illiquid and is classified as Level 2. At July 31, 2023, the value of these restricted illiquid securities amounted to $4,538,538 or 3.37% of net assets. Additional information on these restricted illiquid securities is as follows:

Security	Acquisition Date	Acquisition Cost
ABPCI Direct Lending Fund ABS I Ltd., 4.94%, 12/20/30	12/16/20	$ 873,062
ABPCI Direct Lending Fund ABS II LLC, 7.46%, 3/1/32	2/15/22	224,000
ABPCI Direct Lending Fund ABS II LLC, 8.24%, 3/1/32	2/15/22	935,000
Monroe Capital ABS Funding Ltd., 2.82%, 4/22/31	2/18/21-3/25/21	402,757
Monroe Capital ABS Funding Ltd., 3.91%, 4/22/31	2/18/21	221,000
VCP CLO II Ltd., 7.24%, 4/15/31	3/7/22	813,426
VCP CLO II Ltd., 13.98%, 4/15/31	2/5/21	1,085,430
VCP RRL ABS I Ltd., 2.85%, 10/20/31	7/28/21	276,999

(c)	Variable or floating rate security. Rate as of July 31, 2023 is disclosed.
(d)	Step coupon bond. Rate as of July 31, 2023 is disclosed.
(e)	Amount rounds to less than 0.05%.
(f)	Investment is valued using significant unobservable inputs (Level 3).
(g)	Security either partially or fully on loan. As of July 31, 2023, the total value of securities on loan is $7,228,048.
(h)	Zero coupon bond.

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
(i)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of July 31, 2023 is disclosed.
(j)	Position is unsettled. Contract rate was not determined at July 31, 2023 and does not take effect until settlement date.
(k)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(l)	7-day current yield as of July 31, 2023 is disclosed.
(m)	Security purchased with the cash proceeds from securities loaned. As of July 31, 2023, total cash collateral has a value of $2,069,945 and total non-cash collateral has a value of $5,307,689.
(n)	Discount rate at the time of purchase.
*	Non-Income Producing Security

Abbreviations:

1M	1 Month
3M	3 Month
30D	30 Day
ABS	Asset-Backed Security
BDC	Business Development Company
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
ETF	Exchange-Traded Fund
IO	Interest Only
L.P.	Limited Partnership
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
PLC	Public Limited Company
SOFR	United States Secured Overnight Financing Rate
Strip	Separate Trading of Registered Interest and Principal
USD	United States Dollar
Country Diversification (%)(a)
United States	82.7
Cayman Islands	7.9
All other countries less than 5%	9.4
Total	100.0

(a) Percentages shown are based on Net Assets.
Sector Diversification (%)(a)
Investment Companies	42.8
Asset-Backed Securities	34.5
Short-Term Investments	11.2
Mortgage-Backed Securities	6.6
All other sectors less than 5%(b)	4.9
Total	100.0
(a)Percentages shown are based on Net Assets.
(b)Includes Other.

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
Valuation Hierarchy
The following is a summary of the inputs used, as of July 31, 2023, in valuing the Fund's investments carried at fair value:
Morningstar Defensive Bond Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$ —	$46,425,937	$ —	$ 46,425,937
Common Stocks	532,644	276,726	30,123	839,493
Corporate Bonds	—	4,767,679	—	4,767,679
Foreign Issuer Bonds	—	673,422	—	673,422
Mortgage-Backed Securities	—	8,844,480	—	8,844,480
Municipal Bonds	—	100,270	—	100,270
Term Loans	—	1,513,121	—	1,513,121
U.S. Government Obligations	—	2,310,766	—	2,310,766
Warrants	—	—	2,862	2,862
Investment Companies	57,560,675	—	—	57,560,675
Short-Term Investments	10,064,295	4,962,284	—	15,026,579
Total Investments	$68,157,614	$69,874,685	$32,985	$138,065,284

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments
Morningstar Multisector Bond Fund
	Par (a)	Value
Asset-Backed Securities – 0.3%
Other – 0.3%
Clover CLO LLC, Series 2021-2A, Class E, (3M USD LIBOR + 6.50%, 6.50% Floor), 12.09%, 7/20/34(b)(c)	$250,000	$238,679
Pikes Peak CLO 4, Series 2019-4A, Class ER, (3M CME Term SOFR + 6.87%, 6.61% Floor), 12.18%, 7/15/34(b)(c)	250,000	224,250
Total Asset-Backed Securities (Cost $497,723)		462,929

	Number of Shares
Common Stocks – 0.2%
Cable & Satellite – 0.0%(d)
Altice USA, Inc., Class A*	16,055	54,426
Engineering & Construction – 0.0%(d)
Mcdermott International Ltd.*	1,932	348
Oil & Gas Producers – 0.2%
Battalion Oil Corp.*	363	3,042
Canadian Natural Resources Ltd. (Canada)	1,464	89,011
Diamondback Energy, Inc.	820	120,802
EOG Resources, Inc.	473	62,687
Pioneer Natural Resources Co.	134	30,240
		305,782
Technology Services – 0.0%(d)
Clarivate PLC*	78	742
Total Common Stocks (Cost $634,984)		361,298

	Par (a)
Convertible Bonds – 1.4%
Biotechnology & Pharmaceuticals – 0.3%
BioMarin Pharmaceutical, Inc., 1.25%, 5/15/27	$335,000	336,418
Livongo Health, Inc., 0.88%, 6/01/25	120,000	110,101
		446,519
	Par (a)	Value
Cable & Satellite – 0.4%
DISH Network Corp.,
0.00%, 12/15/25(e)	$ 185,000	$ 112,745
3.38%, 8/15/26	1,185,000	657,082
		769,827
Health Care Facilities & Services – 0.2%
Teladoc Health, Inc., 1.25%, 6/01/27	460,000	371,726
Household Products – 0.0%(d)
Beauty Health (The) Co., 1.25%, 10/01/26(b)	65,000	51,350
Internet Media & Services – 0.2%
Uber Technologies, Inc., 0.00%, 12/15/25(e)	240,000	230,493
Zillow Group, Inc., 1.38%, 9/01/26	30,000	39,645
		270,138
Leisure Facilities & Services – 0.1%
NCL Corp. Ltd., 1.13%, 2/15/27	150,000	140,187
Penn Entertainment, Inc., 2.75%, 5/15/26	30,000	39,330
		179,517
Medical Equipment & Devices – 0.0%(d)
Lantheus Holdings, Inc., 2.63%, 12/15/27(b)	60,000	79,757
Semiconductors – 0.0%(d)
Wolfspeed, Inc.,
0.25%, 2/15/28	15,000	12,480
1.88%, 12/01/29(b)	35,000	30,135
		42,615
Software – 0.1%
Unity Software, Inc., 0.00%, 11/15/26(e)	105,000	84,000
Transportation & Logistics – 0.1%
Southwest Airlines Co., 1.25%, 5/01/25	210,000	230,790
Total Convertible Bonds (Cost $3,066,716)		2,526,239

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Number of Shares	Value
Convertible Preferred Stocks – 0.1%
Technology Services – 0.1%
Clarivate PLC, 5.25%	3,251	$135,372
Total Convertible Preferred Stocks (Cost $221,532)		135,372

	Par (a)
Corporate Bonds – 42.3%
Advertising & Marketing – 0.0%(d)
Stagwell Global LLC, 5.63%, 8/15/29(b)	$ 30,000	25,526
Aerospace & Defense – 0.8%
Boeing (The) Co.,
3.25%, 2/01/28	117,000	107,670
5.71%, 5/01/40	75,000	74,965
3.85%, 11/01/48	23,000	16,891
5.81%, 5/01/50	88,000	88,509
5.93%, 5/01/60	52,000	51,938

HEICO Corp., 5.35%, 8/01/33	94,000	93,603
L3Harris Technologies, Inc., 5.40%, 7/31/33	49,000	49,339
Lockheed Martin Corp.,
5.25%, 1/15/33	61,000	62,964
4.75%, 2/15/34	48,000	47,704
5.20%, 2/15/55	50,000	50,979

Moog, Inc., 4.25%, 12/15/27(b)	15,000	13,900
Northrop Grumman Corp.,
5.15%, 5/01/40	52,000	50,764
4.95%, 3/15/53	4,000	3,848
RTX Corp.,
5.15%, 2/27/33	58,000	58,037
4.45%, 11/16/38	65,000	59,201
4.50%, 6/01/42	67,000	60,590
4.80%, 12/15/43	7,000	6,439
TransDigm, Inc.,
6.25%, 3/15/26(b)	200,000	198,923
5.50%, 11/15/27	90,000	85,303
6.75%, 8/15/28(b)	300,000	300,895
		1,482,462
Apparel & Textile Products – 0.0%(d)
Crocs, Inc., 4.13%, 8/15/31(b)	20,000	16,105
Asset Management – 0.7%
BlackRock, Inc., 4.75%, 5/25/33	41,000	40,227
	Par (a)	Value
Asset Management (Continued)
Blackstone Holdings Finance Co. LLC,
2.00%, 1/30/32(b)	$ 66,000	$ 49,609
6.20%, 4/22/33(b)	128,000	132,667
Blue Owl Credit Income Corp.,
7.75%, 9/16/27(b)	57,000	56,867
7.95%, 6/13/28(b)	107,000	107,326

Charles Schwab (The) Corp., (10Y US Treasury CMT + 3.08%), 4.00%, 12/01/30(f)(g)	77,000	60,309
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
6.38%, 12/15/25	105,000	100,488
6.25%, 5/15/26	105,000	98,431
5.25%, 5/15/27	625,000	550,938
		1,196,862
Automotive – 1.5%
American Honda Finance Corp., 5.13%, 7/07/28	57,000	57,295
Dana, Inc., 4.25%, 9/01/30	45,000	38,453
Ford Motor Credit Co. LLC,
4.06%, 11/01/24	505,000	490,031
2.30%, 2/10/25	475,000	445,396
6.95%, 6/10/26	220,000	221,760

General Motors Co., 6.13%, 10/01/25	60,000	60,653
General Motors Financial Co., Inc.,
(3M USD LIBOR + 3.60%), 5.75%, 9/30/27(f)(g)	260,000	219,519
(3M USD LIBOR + 3.44%), 6.50%, 9/30/28(f)(g)	120,000	106,260
5.85%, 4/06/30	34,000	33,952
(5Y US Treasury CMT + 5.00%), 5.70%, 9/30/30(f)(g)	150,000	135,411
Hyundai Capital America,
5.68%, 6/26/28(b)	65,000	64,774
5.70%, 6/26/30(b)	338,000	336,697
Toyota Motor Credit Corp.,
4.40%, 9/20/24	290,000	286,715
4.45%, 6/29/29	60,000	59,090
4.70%, 1/12/33	60,000	59,291

Wheel Pros, Inc., 6.50%, 5/15/29(b)	65,000	21,775
		2,637,072

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par (a)	Value
Banking – 2.6%
Bank of America Corp.,
(SOFR + 0.91%), 1.66%, 3/11/27(g)	$130,000	$117,187
(3M CME Term SOFR + 1.77%), 3.71%, 4/24/28(g)	133,000	124,769
(3M CME Term SOFR + 1.63%), 3.59%, 7/21/28(g)	70,000	65,188
(3M CME Term SOFR + 1.30%), 3.42%, 12/20/28(g)	128,000	117,847
(SOFR + 1.63%), 5.20%, 4/25/29(g)	56,000	55,621
(SOFR + 1.06%), 2.09%, 6/14/29(g)	6,000	5,148
(3M CME Term SOFR + 1.57%), 4.27%, 7/23/29(g)	103,000	97,858
(3M CME Term SOFR + 1.44%), 3.19%, 7/23/30(g)	85,000	75,285
(SOFR + 2.15%), 2.59%, 4/29/31(g)	41,000	34,460
(SOFR + 1.53%), 1.90%, 7/23/31(g)	143,000	113,851
(SOFR + 1.22%), 2.65%, 3/11/32(g)	90,000	74,525
(SOFR + 1.32%), 2.69%, 4/22/32(g)	137,000	113,475
(SOFR + 1.22%), 2.30%, 7/21/32(g)	140,000	111,988
(SOFR + 1.33%), 2.97%, 2/04/33(g)	149,000	124,470
(SOFR + 1.83%), 4.57%, 4/27/33(g)	76,000	71,448
(SOFR + 1.91%), 5.29%, 4/25/34(g)	210,000	208,397
(5Y US Treasury CMT + 1.20%), 2.48%, 9/21/36(g)	237,000	181,693
(5Y US Treasury CMT + 2.00%), 3.85%, 3/08/37(g)	62,000	53,445
(SOFR + 1.93%), 2.68%, 6/19/41(g)	7,000	4,958
(3M CME Term SOFR + 3.41%), 4.08%, 3/20/51(g)	22,000	18,339
Citigroup, Inc.,
(SOFR + 1.28%), 3.07%, 2/24/28(g)	34,000	31,344
(SOFR + 3.91%), 4.41%, 3/31/31(g)	41,000	38,536
	Par (a)	Value
Banking (Continued)
Citizens Financial Group, Inc.,
2.50%, 2/06/30	$ 30,000	$ 24,012
2.64%, 9/30/32	7,000	5,174
(5Y US Treasury CMT + 2.75%), 5.64%, 5/21/37(g)	18,000	16,149

Fifth Third Bancorp, (SOFR + 2.34%), 6.34%, 7/27/29(g)	57,000	58,037
First Horizon Bank, 5.75%, 5/01/30	250,000	222,905
Huntington Bancshares, Inc., (5Y US Treasury CMT + 1.17%), 2.49%, 8/15/36(g)	25,000	18,727
JPMorgan Chase & Co.,
(3M CME Term SOFR + 0.58%), 0.97%, 6/23/25(g)	137,000	130,821
(SOFR + 1.16%), 2.30%, 10/15/25(g)	75,000	71,817
(SOFR + 1.85%), 2.08%, 4/22/26(g)	37,000	34,795
(3M CME Term SOFR + 1.51%), 3.96%, 1/29/27(g)	58,000	56,007
(3M CME Term SOFR + 0.70%), 1.04%, 2/04/27(g)	179,000	159,718
(SOFR + 0.89%), 1.58%, 4/22/27(g)	67,000	60,322
(SOFR + 0.77%), 1.47%, 9/22/27(g)	79,000	69,938
(SOFR + 1.17%), 2.95%, 2/24/28(g)	106,000	97,637
(SOFR + 1.89%), 2.18%, 6/01/28(g)	42,000	37,382
(3M CME Term SOFR + 1.21%), 3.51%, 1/23/29(g)	207,000	192,146
(SOFR + 1.02%), 2.07%, 6/01/29(g)	64,000	55,174
(3M CME Term SOFR + 1.59%), 4.45%, 12/05/29(g)	126,000	121,437
(SOFR + 1.07%), 1.95%, 2/04/32(g)	45,000	35,826
(3M CME Term SOFR + 2.46%), 3.11%, 4/22/41(g)	43,000	32,665
(SOFR + 2.44%), 3.11%, 4/22/51(g)	66,000	46,467
KeyCorp,
2.55%, 10/01/29	42,000	33,815

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par (a)	Value
Banking (Continued)
KeyCorp,
(SOFR Index + 2.06%), 4.79%, 6/01/33(g)	$116,000	$ 102,952
Truist Financial Corp.,
(3M USD LIBOR + 0.65%), 6.20%, 3/15/28(c)	106,000	92,529
(SOFR + 2.24%), 4.92%, 7/28/33(g)	44,000	40,288
(SOFR + 2.36%), 5.87%, 6/08/34(g)	215,000	216,915

U.S. Bancorp, (SOFR + 2.11%), 4.97%, 7/22/33(g)	116,000	107,133
Wells Fargo & Co.,
(SOFR + 2.02%), 5.39%, 4/24/34(g)	185,000	183,545
(SOFR + 1.99%), 5.56%, 7/25/34(g)	235,000	235,927
(SOFR + 2.53%), 3.07%, 4/30/41(g)	21,000	15,440
(3M CME Term SOFR + 4.50%), 5.01%, 4/04/51(g)	48,000	44,776
(SOFR + 2.13%), 4.61%, 4/25/53(g)	150,000	131,797
		4,592,105
Beverages – 0.0%(d)
Molson Coors Beverage Co., 4.20%, 7/15/46	33,000	27,096
Biotechnology & Pharmaceuticals – 1.6%
AbbVie, Inc.,
3.20%, 5/14/26	68,000	64,772
3.20%, 11/21/29	77,000	69,748
4.50%, 5/14/35	83,000	78,645
4.05%, 11/21/39	26,000	22,638
4.63%, 10/01/42	59,000	53,539
Amgen, Inc.,
2.20%, 2/21/27	59,000	53,584
2.45%, 2/21/30	36,000	30,739
5.25%, 3/02/30	41,000	41,268
2.30%, 2/25/31	22,000	18,250
5.25%, 3/02/33	63,000	62,876
3.15%, 2/21/40	96,000	72,841
5.60%, 3/02/43	178,000	177,015
5.65%, 3/02/53	94,000	94,284
2.77%, 9/01/53	46,000	28,263
4.40%, 2/22/62	54,000	44,132
5.75%, 3/02/63	53,000	53,276
Bausch Health Cos., Inc.,
6.13%, 2/01/27(b)	65,000	42,676
4.88%, 6/01/28(b)	520,000	315,276
6.25%, 2/15/29(b)	120,000	55,606
	Par (a)	Value
Biotechnology & Pharmaceuticals (Continued)
Bausch Health Cos., Inc.,
5.00%, 2/15/29(b)	$ 5,000	$ 2,281
5.25%, 1/30/30(b)	140,000	62,408
Bristol-Myers Squibb Co.,
3.20%, 6/15/26	46,000	43,977
3.40%, 7/26/29	11,000	10,251
4.63%, 5/15/44	25,000	23,247
4.55%, 2/20/48	40,000	36,437
3.70%, 3/15/52	31,000	24,548
Eli Lilly & Co.,
5.55%, 3/15/37	53,000	56,387
4.88%, 2/27/53	48,000	48,555
4.95%, 2/27/63	36,000	36,112
Johnson & Johnson,
3.63%, 3/03/37	61,000	54,684
5.85%, 7/15/38	43,000	47,913
2.10%, 9/01/40	40,000	28,022
Merck & Co., Inc.,
4.50%, 5/17/33	20,000	19,685
4.90%, 5/17/44	34,000	33,672
5.00%, 5/17/53	47,000	47,151
5.15%, 5/17/63	53,000	53,535

Mylan, Inc., 5.20%, 4/15/48	52,000	41,369
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 5.13%, 4/30/31(b)	240,000	203,445
Pfizer Investment Enterprises Pte. Ltd.,
4.75%, 5/19/33	194,000	192,717
5.11%, 5/19/43	52,000	51,609
5.30%, 5/19/53	82,000	84,258
5.34%, 5/19/63	69,000	69,198

Prestige Brands, Inc., 3.75%, 4/01/31(b)	45,000	37,800
Royalty Pharma PLC, 1.75%, 9/02/27	101,000	87,794
Utah Acquisition Sub, Inc., 5.25%, 6/15/46	22,000	17,761
Viatris, Inc., 3.85%, 6/22/40	43,000	30,578
		2,824,822
Cable & Satellite – 2.7%
Block Communications, Inc., 4.88%, 3/01/28(b)	25,000	20,928
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.50%, 5/01/26(b)	25,000	24,408
5.13%, 5/01/27(b)	135,000	126,657
5.00%, 2/01/28(b)	355,000	328,067
4.75%, 3/01/30(b)	620,000	537,395

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par (a)	Value
Cable & Satellite (Continued)
CCO Holdings LLC/CCO Holdings Capital Corp.,
4.25%, 2/01/31(b)	$ 102,000	$ 83,853
4.50%, 5/01/32	44,000	35,876
4.50%, 6/01/33(b)	135,000	106,826
4.25%, 1/15/34(b)	435,000	334,350
Charter Communications Operating LLC/Charter Communications Operating Capital,
2.80%, 4/01/31	29,000	23,457
2.30%, 2/01/32	27,000	20,394
4.80%, 3/01/50	79,000	59,866
3.95%, 6/30/62	67,000	41,152
Comcast Corp.,
5.35%, 11/15/27	10,000	10,171
1.95%, 1/15/31	36,000	29,368
5.65%, 6/15/35	72,000	75,532
6.50%, 11/15/35	11,000	12,326
3.20%, 7/15/36	23,000	18,908
3.90%, 3/01/38	48,000	41,480
3.25%, 11/01/39	88,000	69,439
5.35%, 5/15/53	12,000	12,051
2.94%, 11/01/56	140,000	90,167
5.50%, 5/15/64	152,000	152,572
CSC Holdings LLC,
5.75%, 1/15/30(b)	900,000	465,909
4.63%, 12/01/30(b)	1,000,000	502,355
3.38%, 2/15/31(b)	200,000	138,538

Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 8/15/27(b)	340,000	306,926
DISH DBS Corp.,
7.75%, 7/01/26	315,000	203,648
5.25%, 12/01/26(b)	285,000	233,416
7.38%, 7/01/28	80,000	45,000
5.75%, 12/01/28(b)	190,000	146,209
5.13%, 6/01/29	610,000	306,525

Radiate Holdco LLC/Radiate Finance, Inc., 6.50%, 9/15/28(b)	130,000	77,928
Sirius XM Radio, Inc.,
5.00%, 8/01/27(b)	175,000	162,591
3.88%, 9/01/31(b)	75,000	58,722
		4,903,010
Chemicals – 0.3%
Ashland, Inc., 3.38%, 9/01/31(b)	35,000	28,381
ASP Unifrax Holdings, Inc., 5.25%, 9/30/28(b)	175,000	130,375
	Par (a)	Value
Chemicals (Continued)
Chemours (The) Co., 4.63%, 11/15/29(b)	$ 90,000	$ 75,966
Dow Chemical (The) Co.,
6.30%, 3/15/33	20,000	21,351
4.38%, 11/15/42	71,000	59,897

International Flavors & Fragrances, Inc., 1.83%, 10/15/27(b)	57,000	48,395
LYB International Finance III LLC,
4.20%, 5/01/50	23,000	17,628
3.63%, 4/01/51	16,000	11,089
Mosaic (The) Co.,
5.45%, 11/15/33	36,000	35,490
4.88%, 11/15/41	19,000	16,213

RPM International, Inc., 2.95%, 1/15/32	86,000	68,711
Westlake Corp., 3.13%, 8/15/51	17,000	10,652
WR Grace Holdings LLC, 5.63%, 8/15/29(b)	15,000	12,658
		536,806
Commercial Support Services – 0.5%
ADT Security (The) Corp., 4.13%, 8/01/29(b)	265,000	229,888
Aramark Services, Inc., 5.00%, 2/01/28(b)	25,000	23,500
Clean Harbors, Inc.,
5.13%, 7/15/29(b)	5,000	4,762
6.38%, 2/01/31(b)	50,000	50,239

Covanta Holding Corp., 4.88%, 12/01/29(b)	260,000	229,610
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, 8/31/27(b)	30,000	26,482
Republic Services, Inc.,
2.90%, 7/01/26	35,000	32,933
5.00%, 4/01/34	88,000	87,435

Waste Connections, Inc., 2.60%, 2/01/30	16,000	13,820
Waste Management, Inc.,
4.63%, 2/15/30	34,000	33,556
4.63%, 2/15/33	23,000	22,503
4.88%, 2/15/34	95,000	93,886
		848,614
Construction Materials – 0.1%
Advanced Drainage Systems, Inc., 6.38%, 6/15/30(b)	85,000	84,142

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par (a)	Value
Construction Materials (Continued)
Standard Industries, Inc., 4.38%, 7/15/30(b)	$ 80,000	$ 69,447
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 1/15/29(b)	50,000	47,170
		200,759
Containers & Packaging – 0.1%
Graham Packaging Co., Inc., 7.13%, 8/15/28(b)	75,000	65,662
LABL, Inc., 5.88%, 11/01/28(b)	55,000	50,168
Sealed Air Corp./Sealed Air Corp. U.S., 6.13%, 2/01/28(b)	60,000	59,730
WRKCo, Inc., 4.65%, 3/15/26	20,000	19,462
		195,022
Diversified Industrials – 0.0%(d)
Honeywell International, Inc., 5.00%, 2/15/33	25,000	25,403
Parker-Hannifin Corp., 4.25%, 9/15/27	54,000	52,590
		77,993
E-Commerce Discretionary – 0.2%
Amazon.com, Inc.,
2.10%, 5/12/31	17,000	14,204
3.60%, 4/13/32	35,000	32,437
4.70%, 12/01/32	31,000	31,136
3.10%, 5/12/51	110,000	80,480
3.95%, 4/13/52	27,000	23,147
3.25%, 5/12/61	73,000	52,034
4.10%, 4/13/62	75,000	63,935
		297,373
Electric Utilities – 3.2%
AES (The) Corp., 5.45%, 6/01/28	52,000	51,531
Alabama Power Co.,
3.75%, 3/01/45	33,000	25,888
4.30%, 7/15/48	38,000	32,498
3.45%, 10/01/49	26,000	19,114

Alliant Energy Finance LLC, 3.60%, 3/01/32(b)	28,000	24,396
American Electric Power Co., Inc.,
5.63%, 3/01/33	41,000	41,742
(5Y US Treasury CMT + 2.68%), 3.88%, 2/15/62(g)	36,000	29,048
	Par (a)	Value
Electric Utilities (Continued)
Appalachian Power Co.,
3.40%, 6/01/25	$ 25,000	$ 23,991
4.50%, 3/01/49	33,000	27,421

Avangrid, Inc., 3.15%, 12/01/24	47,000	45,259
Baltimore Gas and Electric Co., 5.40%, 6/01/53	35,000	35,611
Calpine Corp.,
5.25%, 6/01/26(b)	40,000	38,833
4.50%, 2/15/28(b)	355,000	325,851

Clearway Energy Operating LLC, 3.75%, 2/15/31(b)	25,000	20,720
CMS Energy Corp., (5Y US Treasury CMT + 4.12%), 4.75%, 6/01/50(g)	207,000	181,919
Commonwealth Edison Co., 5.90%, 3/15/36	73,000	75,850
Connecticut Light and Power (The) Co., 5.25%, 1/15/53	71,000	71,280
Consumers Energy Co., 4.90%, 2/15/29	87,000	86,963
Dominion Energy, Inc.,
3.07%, 8/15/24	38,000	36,897
5.38%, 11/15/32	53,000	53,077

DTE Electric Co., 5.40%, 4/01/53	19,000	19,549
Duke Energy Carolinas LLC,
6.45%, 10/15/32	34,000	36,794
4.25%, 12/15/41	18,000	15,417
4.00%, 9/30/42	32,000	26,495
3.75%, 6/01/45	6,000	4,710
5.35%, 1/15/53	47,000	47,183

Duke Energy Corp., 3.15%, 8/15/27	32,000	29,667
Duke Energy Florida LLC,
2.40%, 12/15/31	35,000	28,855
5.95%, 11/15/52	29,000	31,278

Duke Energy Indiana LLC, 3.25%, 10/01/49	29,000	20,331
Duke Energy Ohio, Inc.,
5.25%, 4/01/33	22,000	22,252
3.70%, 6/15/46	44,000	33,037
4.30%, 2/01/49	49,000	40,741
5.65%, 4/01/53	15,000	15,413
Duke Energy Progress LLC,
5.25%, 3/15/33	21,000	21,280
4.10%, 5/15/42	62,000	52,209
4.10%, 3/15/43	42,000	35,023
4.20%, 8/15/45	61,000	50,369

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par (a)	Value
Electric Utilities (Continued)
Duke Energy Progress LLC,
4.00%, 4/01/52	$ 21,000	$ 16,946
5.35%, 3/15/53	41,000	41,047
Entergy Arkansas LLC,
4.00%, 6/01/28	10,000	9,565
5.15%, 1/15/33	23,000	23,134
4.20%, 4/01/49	23,000	19,029
2.65%, 6/15/51	14,000	8,671
3.35%, 6/15/52	34,000	24,232

Entergy Louisiana LLC, 3.25%, 4/01/28	5,000	4,598
Entergy Mississippi LLC,
5.00%, 9/01/33	51,000	49,927
3.85%, 6/01/49	34,000	26,234
3.50%, 6/01/51	15,000	10,845

Evergy Kansas Central, Inc., 5.70%, 3/15/53	66,000	67,618
Eversource Energy,
1.40%, 8/15/26	119,000	105,630
2.90%, 3/01/27	68,000	62,698
5.45%, 3/01/28	51,000	51,727
5.13%, 5/15/33	34,000	33,517
Exelon Corp.,
5.15%, 3/15/28	82,000	82,098
4.95%, 6/15/35	97,000	92,396
Florida Power & Light Co.,
4.63%, 5/15/30	33,000	32,594
4.80%, 5/15/33	23,000	22,796
5.40%, 9/01/35	31,000	30,965
5.65%, 2/01/37	20,000	20,771
2.88%, 12/04/51	4,000	2,724
Indiana Michigan Power Co.,
3.85%, 5/15/28	22,000	20,866
6.05%, 3/15/37	12,000	12,464
5.63%, 4/01/53	73,000	75,643

IPALCO Enterprises, Inc., 4.25%, 5/01/30	66,000	60,144
Kentucky Utilities Co., 5.45%, 4/15/33	25,000	25,493
Louisville Gas and Electric Co., 5.45%, 4/15/33	25,000	25,570
Metropolitan Edison Co.,
4.00%, 4/15/25(b)	71,000	67,731
5.20%, 4/01/28(b)	43,000	42,738
MidAmerican Energy Co.,
4.80%, 9/15/43	15,000	13,856
4.40%, 10/15/44	95,000	82,658
4.25%, 5/01/46	59,000	49,483
	Par (a)	Value
Electric Utilities (Continued)
Mississippi Power Co.,
4.75%, 10/15/41	$ 11,000	$ 9,227
4.25%, 3/15/42	26,000	21,793

Monongahela Power Co., 3.55%, 5/15/27(b)	47,000	44,065
National Rural Utilities Cooperative Finance Corp.,
3.40%, 2/07/28	22,000	20,533
2.75%, 4/15/32	32,000	26,627
4.02%, 11/01/32	41,000	37,573
4.15%, 12/15/32	50,000	46,087
5.80%, 1/15/33	29,000	30,270
(3M USD LIBOR + 3.63%), 5.25%, 4/20/46(g)	97,000	91,012
(5Y US Treasury CMT + 3.53%), 7.13%, 9/15/53(g)	50,000	50,458
NextEra Energy Capital Holdings, Inc.,
4.26%, 9/01/24	50,000	49,251
4.45%, 6/20/25	51,000	50,175
1.88%, 1/15/27	70,000	62,806
5.05%, 2/28/33	69,000	67,744
5.25%, 2/28/53	60,000	57,373
NRG Energy, Inc.,
5.25%, 6/15/29(b)	10,000	9,025
3.88%, 2/15/32(b)	100,000	77,384

Oklahoma Gas and Electric Co., 5.40%, 1/15/33	24,000	24,284
Pacific Gas and Electric Co.,
3.25%, 6/01/31	31,000	25,400
4.45%, 4/15/42	52,000	39,501
4.30%, 3/15/45	46,000	33,092
6.75%, 1/15/53	32,000	32,042
PacifiCorp.,
4.10%, 2/01/42	90,000	70,622
5.35%, 12/01/53	78,000	69,346
5.50%, 5/15/54	43,000	39,126

Pattern Energy Operations L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(b)	55,000	49,974
PG&E Corp.,
5.00%, 7/01/28	105,000	97,139
5.25%, 7/01/30	15,000	13,471

PPL Electric Utilities Corp., 5.25%, 5/15/53	56,000	56,236
Public Service Co. of New Hampshire, 5.15%, 1/15/53	12,000	11,908

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par (a)	Value
Electric Utilities (Continued)
Public Service Co. of Oklahoma,
2.20%, 8/15/31	$ 59,000	$ 47,576
3.15%, 8/15/51	57,000	37,796
Public Service Electric and Gas Co.,
3.00%, 5/15/27	25,000	23,400
3.80%, 3/01/46	5,000	4,028
Public Service Enterprise Group, Inc.,
5.85%, 11/15/27	54,000	55,311
2.45%, 11/15/31	90,000	72,556
Sempra,
5.50%, 8/01/33	53,000	52,987
(5Y US Treasury CMT + 2.87%), 4.13%, 4/01/52(g)	182,000	149,457

Southern (The) Co., (5Y US Treasury CMT + 3.73%), 4.00%, 1/15/51(g)	214,000	200,143
Southern California Edison Co.,
4.05%, 3/15/42	60,000	48,293
4.00%, 4/01/47	33,000	26,460
3.65%, 2/01/50	15,000	11,234

Southwestern Electric Power Co., 5.30%, 4/01/33	34,000	33,626
Talen Energy Supply LLC, 8.63%, 6/01/30(b)	45,000	46,705
Tucson Electric Power Co., 4.00%, 6/15/50	27,000	20,736
Union Electric Co.,
2.15%, 3/15/32	24,000	19,170
5.45%, 3/15/53	19,000	19,258
Virginia Electric and Power Co.,
3.80%, 4/01/28	104,000	98,972
5.45%, 4/01/53	47,000	47,256
Vistra Operations Co. LLC,
5.13%, 5/13/25(b)	80,000	78,093
5.50%, 9/01/26(b)	210,000	203,070
WEC Energy Group, Inc.,
5.00%, 9/27/25	15,000	14,903
5.15%, 10/01/27	20,000	19,989

Wisconsin Power and Light Co., 3.00%, 7/01/29	33,000	29,630
		5,769,093
Electric, Gas Marketing & Trading – 0.1%
New York State Electric & Gas Corp., 3.25%, 12/01/26(b)	95,000	88,730
	Par (a)	Value
Electric, Gas Marketing & Trading (Continued)
PECO Energy Co.,
4.90%, 6/15/33	$ 46,000	$ 45,772
2.85%, 9/15/51	36,000	23,473
		157,975
Electrical Equipment – 0.3%
Sensata Technologies, Inc.,
4.38%, 2/15/30(b)	20,000	17,784
3.75%, 2/15/31(b)	125,000	105,572

Trane Technologies Financing Ltd., 5.25%, 3/03/33	60,000	60,479
Trane Technologies Global Holding Co. Ltd., 3.75%, 8/21/28	20,000	19,041
Trane Technologies Luxembourg Finance S.A.,
3.55%, 11/01/24	257,000	250,342
3.50%, 3/21/26	25,000	23,916
3.80%, 3/21/29	20,000	18,911
		496,045
Engineering & Construction – 0.0%(d)
Installed Building Products, Inc., 5.75%, 2/01/28(b)	30,000	28,406
Entertainment Content – 0.5%
Diamond Sports Group LLC/Diamond Sports Finance Co.,
5.38%, 8/15/26(b)(h)	215,000	6,719
6.63%, 8/15/27(b)(h)(i)	115,000	2,692
Discovery Communications LLC,
4.88%, 4/01/43	57,000	46,145
5.30%, 5/15/49	23,000	19,083
Paramount Global,
4.95%, 1/15/31	70,000	62,674
5.50%, 5/15/33	18,000	16,225
4.38%, 3/15/43	107,000	74,219
5.85%, 9/01/43	49,000	41,057
5.25%, 4/01/44	17,000	12,712
4.95%, 5/19/50	69,000	51,131
(5Y US Treasury CMT + 4.00%), 6.38%, 3/30/62(g)	42,000	34,627

Playtika Holding Corp., 4.25%, 3/15/29(b)	60,000	52,952
Time Warner Cable Enterprises LLC, 8.38%, 7/15/33	37,000	41,482
TWDC Enterprises 18 Corp., 4.13%, 12/01/41	12,000	10,421

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par (a)	Value
Entertainment Content (Continued)
Walt Disney (The) Co.,
8.50%, 2/23/25	$ 37,000	$ 38,593
2.00%, 9/01/29	20,000	17,044
6.55%, 3/15/33	41,000	45,336
5.40%, 10/01/43	14,000	14,048
4.75%, 9/15/44	20,000	18,677
Warnermedia Holdings, Inc.,
3.76%, 3/15/27	107,000	100,155
4.28%, 3/15/32	45,000	39,912
5.05%, 3/15/42	41,000	34,086
5.14%, 3/15/52	13,000	10,567
5.39%, 3/15/62	34,000	27,650
		818,207
Food – 0.7%
Cargill, Inc.,
2.13%, 4/23/30(b)	34,000	28,617
1.70%, 2/02/31(b)	39,000	31,078
2.13%, 11/10/31(b)	18,000	14,616

Hershey (The) Co., 3.13%, 11/15/49	65,000	47,268
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 4.88%, 6/01/29(b)	70,000	53,200
Hormel Foods Corp., 3.05%, 6/03/51	34,000	23,779
J M Smucker (The) Co., 2.75%, 9/15/41	40,000	27,535
Kraft Heinz Foods Co.,
5.00%, 6/04/42	29,000	27,137
5.20%, 7/15/45	29,000	27,423

Lamb Weston Holdings, Inc., 4.38%, 1/31/32(b)	180,000	158,071
Mars, Inc., 2.38%, 7/16/40(b)	99,000	67,763
Mondelez International, Inc., 2.63%, 3/17/27	30,000	27,656
Nestle Holdings, Inc., 4.70%, 1/15/53(b)	150,000	147,428
Pilgrim's Pride Corp., 5.88%, 9/30/27(b)	300,000	296,731
Post Holdings, Inc., 4.63%, 4/15/30(b)	165,000	145,402
Simmons Foods, Inc., 4.63%, 3/01/29(b)	65,000	54,275
		1,177,979
Gas & Water Utilities – 0.2%
Ferrellgas L.P./Ferrellgas Finance Corp., 5.38%, 4/01/26(b)	65,000	61,207
	Par (a)	Value
Gas & Water Utilities (Continued)
ONE Gas, Inc., 4.25%, 9/01/32	$ 33,000	$ 31,014
Piedmont Natural Gas Co., Inc., 3.60%, 9/01/25	28,000	27,048
South Jersey Industries, Inc., 5.02%, 4/15/31	161,000	122,606
Suburban Propane Partners L.P./Suburban Energy Finance Corp., 5.00%, 6/01/31(b)	95,000	81,077
		322,952
Health Care Facilities & Services – 1.6%
AdaptHealth LLC, 5.13%, 3/01/30(b)	170,000	140,662
Centene Corp.,
2.45%, 7/15/28	225,000	193,808
3.00%, 10/15/30	239,000	199,967
2.63%, 8/01/31	40,000	31,984

CHS/Community Health Systems, Inc., 5.25%, 5/15/30(b)	270,000	215,740
Cigna Group (The),
4.13%, 11/15/25	23,000	22,458
5.40%, 3/15/33	30,000	30,448
4.80%, 8/15/38	130,000	121,844
3.20%, 3/15/40	43,000	32,839
CVS Health Corp.,
4.30%, 3/25/28	85,000	82,322
5.00%, 1/30/29	41,000	40,821
5.30%, 6/01/33	11,000	10,988
4.78%, 3/25/38	204,000	188,230
2.70%, 8/21/40	34,000	23,591
5.13%, 7/20/45	13,000	11,945
6.00%, 6/01/63	38,000	38,603

DaVita, Inc., 3.75%, 2/15/31(b)	215,000	171,922
Elevance Health, Inc.,
2.88%, 9/15/29	54,000	48,014
2.55%, 3/15/31	20,000	16,802
5.50%, 10/15/32	58,000	59,468
4.63%, 5/15/42	45,000	40,711
5.10%, 1/15/44	31,000	29,054

Encompass Health Corp., 4.75%, 2/01/30	105,000	95,438
HCA, Inc.,
5.88%, 2/01/29	15,000	15,137
3.38%, 3/15/29(b)	35,000	31,118
4.13%, 6/15/29	75,000	69,581
3.50%, 9/01/30	31,000	27,249
2.38%, 7/15/31	32,000	25,558
3.63%, 3/15/32(b)	36,000	31,283

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par (a)	Value
Health Care Facilities & Services (Continued)
HCA, Inc.,
5.50%, 6/01/33	$ 20,000	$ 19,911
5.25%, 6/15/49	77,000	69,293
5.90%, 6/01/53	30,000	29,483

LifePoint Health, Inc., 5.38%, 1/15/29(b)	205,000	145,098
Molina Healthcare, Inc.,
3.88%, 11/15/30(b)	15,000	12,831
3.88%, 5/15/32(b)	135,000	112,621

RP Escrow Issuer LLC, 5.25%, 12/15/25(b)	50,000	34,092
UnitedHealth Group, Inc.,
1.15%, 5/15/26	38,000	34,402
5.30%, 2/15/30	116,000	119,014
4.20%, 5/15/32	10,000	9,531
3.50%, 8/15/39	32,000	26,625
2.75%, 5/15/40	78,000	57,582
3.05%, 5/15/41	35,000	26,656
3.75%, 10/15/47	9,000	7,298
4.45%, 12/15/48	9,000	8,105
3.25%, 5/15/51	42,000	30,902
4.75%, 5/15/52	16,000	15,070
5.05%, 4/15/53	33,000	32,453
5.20%, 4/15/63	53,000	52,223

US Acute Care Solutions LLC, 6.38%, 3/01/26(b)	50,000	43,691
		2,934,466
Home & Office Products – 0.1%
Newell Brands, Inc., 4.70%, 4/01/26	155,000	147,126
Tempur Sealy International, Inc., 3.88%, 10/15/31(b)	70,000	56,656
		203,782
Home Construction – 0.2%
Camelot Return Merger Sub, Inc., 8.75%, 8/01/28(b)	20,000	19,506
Cornerstone Building Brands, Inc., 6.13%, 1/15/29(b)	120,000	99,300
Fortune Brands Innovations, Inc., 5.88%, 6/01/33	44,000	44,383
Meritage Homes Corp., 3.88%, 4/15/29(b)	5,000	4,471
	Par (a)	Value
Home Construction (Continued)
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/01/30(b)	$ 90,000	$ 76,050
Victors Merger Corp., 6.38%, 5/15/29(b)	125,000	88,355
		332,065
Household Products – 0.4%
Coty, Inc., 5.00%, 4/15/26(b)	70,000	67,547
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC,
4.75%, 1/15/29(b)	70,000	64,920
6.63%, 7/15/30(b)	125,000	126,094

Energizer Holdings, Inc., 4.38%, 3/31/29(b)	230,000	199,369
Estee Lauder (The) Cos., Inc., 4.65%, 5/15/33	33,000	32,489
Kenvue, Inc.,
5.05%, 3/22/28(b)	35,000	35,305
4.90%, 3/22/33(b)	68,000	68,453
5.10%, 3/22/43(b)	72,000	72,206
5.05%, 3/22/53(b)	35,000	35,186
5.20%, 3/22/63(b)	47,000	47,401
		748,970
Industrial Intermediate Products – 0.0%(d)
Chart Industries, Inc., 7.50%, 1/01/30(b)	65,000	66,615
Industrial Support Services – 0.1%
Resideo Funding, Inc., 4.00%, 9/01/29(b)	190,000	160,614
WW Grainger, Inc., 3.75%, 5/15/46	76,000	61,110
		221,724
Institutional Financial Services – 1.5%
Bank of New York Mellon (The) Corp.,
(SOFR + 1.03%), 4.95%, 4/26/27(g)	95,000	93,894
(SOFR + 1.76%), 4.60%, 7/26/30(g)	27,000	26,198
Coinbase Global, Inc.,
3.38%, 10/01/28(b)	45,000	31,503
3.63%, 10/01/31(b)	50,000	31,552

Goldman Sachs Capital I, 6.35%, 2/15/34	82,000	82,739
Goldman Sachs Group (The), Inc.,
3.50%, 4/01/25	38,000	36,651

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par (a)	Value
Institutional Financial Services (Continued)
Goldman Sachs Group (The), Inc.,
(3M CME Term SOFR + 2.01%), 7.38%, 10/28/27(c)	$ 43,000	$ 43,727
(SOFR + 1.25%), 2.38%, 7/21/32(g)	8,000	6,392
6.45%, 5/01/36	33,000	34,633
6.25%, 2/01/41	8,000	8,584
Intercontinental Exchange, Inc.,
4.00%, 9/15/27	167,000	161,845
4.35%, 6/15/29	50,000	48,675
2.10%, 6/15/30	38,000	31,758
1.85%, 9/15/32	77,000	59,448
4.25%, 9/21/48	31,000	27,003
Morgan Stanley,
(SOFR + 1.15%), 2.72%, 7/22/25(g)	58,000	56,164
(SOFR + 0.88%), 1.59%, 5/04/27(g)	74,000	66,390
(SOFR + 0.86%), 1.51%, 7/20/27(g)	300,000	266,518
(SOFR + 1.00%), 2.48%, 1/21/28(g)	29,000	26,236
3.59%, 7/22/28(c)	22,000	20,484
(SOFR + 2.24%), 6.30%, 10/18/28(g)	17,000	17,590
(SOFR + 1.59%), 5.16%, 4/20/29(g)	72,000	71,242
(SOFR + 1.14%), 2.70%, 1/22/31(g)	30,000	25,598
(SOFR + 1.02%), 1.93%, 4/28/32(g)	77,000	60,229
(SOFR + 1.20%), 2.51%, 10/20/32(g)	18,000	14,515
(SOFR + 2.56%), 6.34%, 10/18/33(g)	327,000	347,691
(SOFR + 1.87%), 5.25%, 4/21/34(g)	197,000	194,466
(SOFR + 1.88%), 5.42%, 7/21/34(g)	142,000	141,888
(SOFR + 2.62%), 5.30%, 4/20/37(g)	199,000	188,849
(5Y US Treasury CMT + 2.43%), 5.95%, 1/19/38(g)	278,000	276,550
Northern Trust Corp.,
(3M USD LIBOR + 1.13%), 3.38%, 5/08/32(g)	25,000	22,520
6.13%, 11/02/32	140,000	145,910

State Street Corp., (SOFR + 1.72%), 5.82%, 11/04/28(g)	44,000	44,916
		2,712,358
	Par (a)	Value
Insurance – 1.1%
Acrisure LLC/Acrisure Finance, Inc., 4.25%, 2/15/29(b)	$ 90,000	$ 77,603
Alleghany Corp.,
3.63%, 5/15/30	77,000	71,252
4.90%, 9/15/44	5,000	4,616
3.25%, 8/15/51	80,000	55,616

Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 4.25%, 10/15/27(b)	25,000	22,812
American International Group, Inc.,
3.90%, 4/01/26	40,000	38,789
5.13%, 3/27/33	62,000	60,959

AmWINS Group, Inc., 4.88%, 6/30/29(b)	125,000	114,680
Arthur J Gallagher & Co., 5.75%, 3/02/53	77,000	77,124
Assurant, Inc., 3.70%, 2/22/30	56,000	48,023
AssuredPartners, Inc., 5.63%, 1/15/29(b)	100,000	87,292
Berkshire Hathaway Finance Corp., 4.40%, 5/15/42	18,000	17,021
BroadStreet Partners, Inc., 5.88%, 4/15/29(b)	95,000	84,837
Corebridge Financial, Inc.,
3.85%, 4/05/29	39,000	35,751
3.90%, 4/05/32	76,000	66,934
(5Y US Treasury CMT + 3.85%), 6.88%, 12/15/52(g)	104,000	101,490

Enstar Finance LLC, (5Y US Treasury CMT + 4.01%), 5.50%, 1/15/42(g)	89,000	69,089
Hartford Financial Services Group (The), Inc.,
5.95%, 10/15/36	44,000	45,246
(3M USD LIBOR + 2.13%), 7.45%, 2/12/47(b)(c)	131,000	112,033

HUB International Ltd., 7.25%, 6/15/30(b)	175,000	178,327
Liberty Mutual Group, Inc.,
3.95%, 5/15/60(b)	74,000	51,934
4.30%, 2/01/61(b)	318,000	197,744

New York Life Global Funding, 4.55%, 1/28/33(b)	129,000	123,780

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par (a)	Value
Insurance (Continued)

Old Republic International Corp., 3.85%, 6/11/51	$ 50,000	$ 35,631
PartnerRe Finance B LLC, (5Y US Treasury CMT + 3.82%), 4.50%, 10/01/50(g)	239,000	200,338
		1,978,921
Internet Media & Services – 1.2%
ANGI Group LLC, 3.88%, 8/15/28(b)	80,000	67,184
Arches Buyer, Inc.,
4.25%, 6/01/28(b)	50,000	43,503
6.13%, 12/01/28(b)	50,000	43,063
Match Group Holdings II LLC,
5.00%, 12/15/27(b)	55,000	52,115
3.63%, 10/01/31(b)	25,000	20,580
Meta Platforms, Inc.,
3.50%, 8/15/27	33,000	31,522
4.45%, 8/15/52	87,000	75,900
5.60%, 5/15/53	20,000	20,594
4.65%, 8/15/62	15,000	13,264
5.75%, 5/15/63	93,000	96,448
Netflix, Inc.,
5.88%, 2/15/25	100,000	100,299
5.38%, 11/15/29(b)	55,000	55,079
4.88%, 6/15/30(b)	10,000	9,768

Newfold Digital Holdings Group, Inc., 6.00%, 2/15/29(b)	215,000	158,563
Uber Technologies, Inc.,
8.00%, 11/01/26(b)	165,000	168,330
7.50%, 9/15/27(b)	95,000	96,967
4.50%, 8/15/29(b)	1,025,000	947,374

Ziff Davis, Inc., 4.63%, 10/15/30(b)	98,000	85,873
		2,086,426
Leisure Facilities & Services – 2.3%
Bloomin' Brands, Inc./OSI Restaurant Partners LLC, 5.13%, 4/15/29(b)	90,000	81,685
Caesars Entertainment, Inc., 6.25%, 7/01/25(b)	150,000	149,183
Carnival Corp.,
5.75%, 3/01/27(b)	335,000	309,879
9.88%, 8/01/27(b)	45,000	47,047
6.00%, 5/01/29(b)	5,000	4,494

Everi Holdings, Inc., 5.00%, 7/15/29(b)	50,000	44,000
	Par (a)	Value
Leisure Facilities & Services (Continued)

Hilton Domestic Operating Co., Inc., 3.63%, 2/15/32(b)	$ 45,000	$ 37,762
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow,
5.00%, 6/01/29(b)	205,000	183,227
4.88%, 7/01/31(b)	120,000	102,578

KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 6/01/27(b)	290,000	280,244
Marriott Ownership Resorts, Inc.,
4.75%, 1/15/28	160,000	144,715
4.50%, 6/15/29(b)	260,000	225,389

McDonald's Corp., 5.70%, 2/01/39	23,000	23,706
NCL Corp. Ltd.,
5.88%, 3/15/26(b)	335,000	316,996
5.88%, 3/15/26	5,000	4,731

NCL Finance Ltd., 6.13%, 3/15/28(b)	55,000	50,050
Papa John's International, Inc., 3.88%, 9/15/29(b)	165,000	141,036
Penn Entertainment, Inc., 4.13%, 7/01/29(b)	5,000	4,130
Royal Caribbean Cruises Ltd.,
4.25%, 7/01/26(b)	160,000	148,716
11.63%, 8/15/27(b)	115,000	125,571
3.70%, 3/15/28	115,000	100,336
5.50%, 4/01/28(b)	320,000	301,599
Scientific Games International, Inc.,
7.00%, 5/15/28(b)	280,000	278,992
7.25%, 11/15/29(b)	35,000	34,913

Speedway Motorsports LLC/Speedway Funding II, Inc., 4.88%, 11/01/27(b)	70,000	64,826
Travel + Leisure Co.,
6.63%, 7/31/26(b)	145,000	144,339
6.00%, 4/01/27	10,000	9,801
4.50%, 12/01/29(b)	70,000	60,156
4.63%, 3/01/30(b)	140,000	120,886
Viking Cruises Ltd.,
5.88%, 9/15/27(b)	110,000	102,860
7.00%, 2/15/29(b)	60,000	56,550

Viking Ocean Cruises Ship VII Ltd., 5.63%, 2/15/29(b)	105,000	97,674

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par (a)	Value
Leisure Facilities & Services (Continued)

VOC Escrow Ltd., 5.00%, 2/15/28(b)	$100,000	$ 92,914
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(b)	150,000	135,732
Yum! Brands, Inc., 3.63%, 3/15/31	40,000	34,286
		4,061,003
Leisure Products – 0.1%
Mattel, Inc., 3.75%, 4/01/29(b)	135,000	120,790
Machinery – 0.3%
CNH Industrial Capital LLC,
5.45%, 10/14/25	20,000	19,982
4.55%, 4/10/28	72,000	69,878

Deere & Co., 3.10%, 4/15/30	44,000	40,148
GrafTech Finance, Inc., 4.63%, 12/15/28(b)	95,000	78,967
GrafTech Global Enterprises, Inc., 9.88%, 12/15/28(b)	90,000	91,420
John Deere Capital Corp.,
4.95%, 7/14/28	45,000	45,331
3.35%, 4/18/29	68,000	63,427

Madison IAQ LLC, 5.88%, 6/30/29(b)	80,000	67,103
Xylem, Inc., 3.25%, 11/01/26	102,000	96,264
		572,520
Medical Equipment & Devices – 0.3%
Becton Dickinson & Co., 4.69%, 2/13/28	73,000	72,201
Garden Spinco Corp., 8.63%, 7/20/30(b)	90,000	97,130
Hologic, Inc.,
4.63%, 2/01/28(b)	60,000	57,032
3.25%, 2/15/29(b)	45,000	39,375

Medline Borrower L.P., 3.88%, 4/01/29(b)	120,000	105,081
Medtronic Global Holdings S.C.A., 4.50%, 3/30/33	131,000	127,818
		498,637
Metals & Mining – 0.1%
Novelis Corp., 4.75%, 1/30/30(b)	175,000	157,283
	Par (a)	Value
Oil & Gas Producers – 5.2%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.,
7.88%, 5/15/26(b)	$ 60,000	$ 61,266
5.38%, 6/15/29(b)	90,000	84,372

Antero Resources Corp., 5.38%, 3/01/30(b)	115,000	107,191
Apache Corp.,
4.38%, 10/15/28	10,000	9,208
4.75%, 4/15/43	50,000	39,148

Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.00%, 11/01/26(b)	155,000	151,593
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, 12/15/25(b)	130,000	130,365
BP Capital Markets America, Inc.,
3.94%, 9/21/28	89,000	85,217
3.00%, 2/24/50	43,000	29,679
2.94%, 6/04/51	38,000	25,780
Buckeye Partners L.P.,
5.85%, 11/15/43	55,000	42,538
5.60%, 10/15/44	30,000	22,200
Callon Petroleum Co.,
8.00%, 8/01/28(b)	85,000	86,184
7.50%, 6/15/30(b)	40,000	38,833

Calumet Specialty Products Partners L.P./Calumet Finance Corp., 11.00%, 4/15/25(b)	19,000	19,570
Cameron LNG LLC, 2.90%, 7/15/31(b)	78,000	67,150
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29	11,000	10,037
Cheniere Energy Partners L.P.,
4.00%, 3/01/31	95,000	84,538
5.95%, 6/30/33(b)	34,000	34,404
Chesapeake Energy Corp.,
5.50%, 2/01/26(b)	240,000	236,259
6.75%, 4/15/29(b)	50,000	49,777

Chord Energy Corp., 6.38%, 6/01/26(b)	50,000	49,620
Civitas Resources, Inc., 8.38%, 7/01/28(b)	195,000	200,569
Comstock Resources, Inc., 6.75%, 3/01/29(b)	95,000	88,613
ConocoPhillips Co., 5.30%, 5/15/53	53,000	53,551

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par (a)	Value
Oil & Gas Producers (Continued)
Continental Resources, Inc.,
5.75%, 1/15/31(b)	$175,000	$169,038
2.88%, 4/01/32(b)	300,000	232,872
4.90%, 6/01/44	50,000	39,620
Coterra Energy, Inc.,
3.90%, 5/15/27	98,000	93,370
4.38%, 3/15/29	14,000	13,213
Crescent Energy Finance LLC,
7.25%, 5/01/26(b)	110,000	108,407
9.25%, 2/15/28(b)	75,000	76,290

Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 6.00%, 2/01/29(b)	100,000	94,250
CVR Energy, Inc., 5.25%, 2/15/25(b)	155,000	150,532
DCP Midstream Operating L.P.,
5.63%, 7/15/27	170,000	170,562
3.25%, 2/15/32	10,000	8,479
Diamondback Energy, Inc.,
6.25%, 3/15/33	42,000	43,873
4.40%, 3/24/51	57,000	45,644
4.25%, 3/15/52	71,000	55,145
6.25%, 3/15/53	26,000	26,616
Energy Transfer L.P.,
(5Y US Treasury CMT + 5.69%), 6.50%, 11/15/26(f)(g)	82,000	74,276
(5Y US Treasury CMT + 5.31%), 7.13%, 5/15/30(f)(g)	66,000	57,968
5.75%, 2/15/33	19,000	19,237
5.30%, 4/15/47	99,000	86,694
5.40%, 10/01/47	46,000	40,683
6.00%, 6/15/48	92,000	87,430

EnLink Midstream LLC, 6.50%, 9/01/30(b)	105,000	105,686
EnLink Midstream Partners L.P.,
5.60%, 4/01/44	45,000	37,031
5.05%, 4/01/45	20,000	15,913
5.45%, 6/01/47	130,000	107,533
Enterprise Products Operating LLC,
3.95%, 1/31/60	105,000	80,126
(3M CME Term SOFR + 3.29%), 5.25%, 8/16/77(g)	10,000	8,874
EQM Midstream Partners L.P.,
6.00%, 7/01/25(b)	28,000	27,800
	Par (a)	Value
Oil & Gas Producers (Continued)
EQM Midstream Partners L.P.,
7.50%, 6/01/27(b)	$170,000	$172,531
6.50%, 7/01/27(b)	140,000	139,334
5.50%, 7/15/28	30,000	28,865
7.50%, 6/01/30(b)	35,000	36,092
6.50%, 7/15/48	30,000	27,411
EQT Corp.,
3.90%, 10/01/27	140,000	131,244
5.70%, 4/01/28	16,000	16,002
Exxon Mobil Corp.,
2.28%, 8/16/26	80,000	74,360
3.00%, 8/16/39	34,000	26,638
4.23%, 3/19/40	103,000	94,288

Gulfport Energy Corp., 8.00%, 5/17/26(b)	55,000	55,540
Hess Midstream Operations L.P.,
5.63%, 2/15/26(b)	114,000	112,290
5.13%, 6/15/28(b)	85,000	80,356
4.25%, 2/15/30(b)	185,000	162,338
Holly Energy Partners L.P./Holly Energy Finance Corp.,
6.38%, 4/15/27(b)	75,000	74,704
5.00%, 2/01/28(b)	45,000	42,090

Kinetik Holdings L.P., 5.88%, 6/15/30(b)	140,000	134,575
Marathon Petroleum Corp.,
6.50%, 3/01/41	64,000	66,272
5.00%, 9/15/54	65,000	54,104
Matador Resources Co.,
5.88%, 9/15/26	150,000	145,969
6.88%, 4/15/28(b)	75,000	74,536
MPLX L.P.,
4.00%, 2/15/25	54,000	52,548
1.75%, 3/01/26	23,000	20,985
5.20%, 3/01/47	25,000	22,180
5.50%, 2/15/49	47,000	42,891

Murphy Oil Corp., 5.88%, 12/01/42	120,000	102,522
Murphy Oil USA, Inc., 4.75%, 9/15/29	25,000	22,931
Northern Oil and Gas, Inc.,
8.13%, 3/01/28(b)	60,000	59,550
8.75%, 6/15/31(b)	225,000	226,698

NuStar Logistics L.P., 5.75%, 10/01/25	100,000	98,250
Occidental Petroleum Corp.,
8.50%, 7/15/27	35,000	37,961
8.88%, 7/15/30	109,000	126,279

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par (a)	Value
Oil & Gas Producers (Continued)
Occidental Petroleum Corp.,
6.63%, 9/01/30	$172,000	$180,388
6.13%, 1/01/31	145,000	148,113
7.50%, 5/01/31	81,000	88,938
7.88%, 9/15/31	25,000	28,094
4.63%, 6/15/45	65,000	50,391
6.60%, 3/15/46	260,000	275,548

ONEOK Partners L.P., 6.13%, 2/01/41	18,000	17,750
Ovintiv, Inc.,
5.65%, 5/15/28	20,000	19,873
7.38%, 11/01/31	35,000	37,874
6.25%, 7/15/33	12,000	12,116
6.50%, 8/15/34	15,000	15,365
7.10%, 7/15/53	31,000	33,057
Permian Resources Operating LLC,
6.88%, 4/01/27(b)	90,000	89,100
5.88%, 7/01/29(b)	60,000	57,183

Pioneer Natural Resources Co., 1.90%, 8/15/30	14,000	11,428
Plains All American Pipeline L.P./PAA Finance Corp.,
3.55%, 12/15/29	31,000	27,392
4.30%, 1/31/43	8,000	6,054

Range Resources Corp., 8.25%, 1/15/29	55,000	57,225
Sabine Pass Liquefaction LLC, 4.20%, 3/15/28	148,000	140,775
SM Energy Co.,
5.63%, 6/01/25	80,000	78,398
6.75%, 9/15/26	75,000	73,688

Southwestern Energy Co., 5.38%, 2/01/29	50,000	47,214
Sunoco L.P./Sunoco Finance Corp., 4.50%, 5/15/29	60,000	53,874
Tap Rock Resources LLC, 7.00%, 10/01/26(b)	90,000	92,952
Targa Resources Corp.,
4.20%, 2/01/33	33,000	29,474
6.13%, 3/15/33	160,000	164,175
4.95%, 4/15/52	24,000	19,984
6.25%, 7/01/52	21,000	20,857
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.00%, 1/15/28	25,000	24,002
5.50%, 3/01/30	70,000	67,500
	Par (a)	Value
Oil & Gas Producers (Continued)
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
4.88%, 2/01/31	$ 81,000	$ 75,224
4.00%, 1/15/32	40,000	35,070

Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30	29,000	25,835
Venture Global Calcasieu Pass LLC,
4.13%, 8/15/31(b)	60,000	50,894
3.88%, 11/01/33(b)	290,000	235,343
Western Midstream Operating L.P.,
3.10%, 2/01/25	50,000	47,793
4.50%, 3/01/28	25,000	23,768
4.75%, 8/15/28	80,000	76,599
5.30%, 3/01/48	80,000	68,579
5.25%, 2/01/50	55,000	46,644
Williams (The) Cos., Inc.,
3.75%, 6/15/27	89,000	84,396
5.10%, 9/15/45	67,000	60,553
		9,246,638
Oil, Gas Services & Equipment – 0.5%
Schlumberger Investment S.A., 4.85%, 5/15/33	75,000	74,365
Solaris Midstream Holdings LLC, 7.63%, 4/01/26(b)	90,000	88,234
Transocean Poseidon Ltd., 6.88%, 2/01/27(b)	381,875	379,011
Transocean Titan Financing Ltd., 8.38%, 2/01/28(b)	70,000	72,275
Transocean, Inc., 7.50%, 1/15/26(b)	115,000	112,988
Weatherford International Ltd., 8.63%, 4/30/30(b)	135,000	138,358
		865,231
Publishing & Broadcasting – 0.3%
iHeartCommunications, Inc.,
6.38%, 5/01/26	155,000	133,967
5.25%, 8/15/27(b)	175,000	137,682
4.75%, 1/15/28(b)	335,000	257,530

Nexstar Media, Inc., 5.63%, 7/15/27(b)	25,000	23,503
		552,682
Real Estate Investment Trusts – 1.5%
Alexandria Real Estate Equities, Inc.,
3.55%, 3/15/52	9,000	6,271

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par (a)	Value
Real Estate Investment Trusts (Continued)
Alexandria Real Estate Equities, Inc.,
5.15%, 4/15/53	$ 8,000	$ 7,368
American Homes 4 Rent L.P.,
3.63%, 4/15/32	32,000	27,781
3.38%, 7/15/51	57,000	37,308
4.30%, 4/15/52	12,000	9,383
American Tower Corp.,
4.40%, 2/15/26	26,000	25,282
3.65%, 3/15/27	35,000	32,889
3.60%, 1/15/28	48,000	44,428
5.25%, 7/15/28	27,000	26,707
2.70%, 4/15/31	66,000	54,557
5.65%, 3/15/33	32,000	32,305
5.55%, 7/15/33	59,000	59,018

Boston Properties L.P., 2.45%, 10/01/33	59,000	42,667
Camden Property Trust, 2.80%, 5/15/30	79,000	68,840
Crown Castle, Inc.,
4.80%, 9/01/28	21,000	20,463
3.30%, 7/01/30	41,000	36,071
2.10%, 4/01/31	84,000	66,921
2.50%, 7/15/31	58,000	47,298

CubeSmart L.P., 2.50%, 2/15/32	64,000	50,825
Extra Space Storage L.P.,
3.90%, 4/01/29	45,000	41,456
4.00%, 6/15/29	20,000	18,284
2.40%, 10/15/31	103,000	81,583

Healthpeak OP LLC, 5.25%, 12/15/32	70,000	68,863
Highwoods Realty L.P., 2.60%, 2/01/31	11,000	8,100
Invitation Homes Operating Partnership L.P.,
2.30%, 11/15/28	85,000	72,358
5.45%, 8/15/30	40,000	39,556
2.00%, 8/15/31	94,000	72,577
4.15%, 4/15/32	89,000	80,417
5.50%, 8/15/33	40,000	39,484
2.70%, 1/15/34	42,000	31,808
Iron Mountain, Inc.,
5.25%, 3/15/28(b)	60,000	56,281
4.88%, 9/15/29(b)	190,000	171,384
5.25%, 7/15/30(b)	55,000	49,720
4.50%, 2/15/31(b)	85,000	73,280
Kilroy Realty L.P.,
2.50%, 11/15/32	15,000	10,496
2.65%, 11/15/33	35,000	23,973
	Par (a)	Value
Real Estate Investment Trusts (Continued)

Mid-America Apartments L.P., 3.60%, 6/01/27	$ 47,000	$ 44,389
MPT Operating Partnership L.P./MPT Finance Corp., 3.50%, 3/15/31	80,000	57,736
Prologis L.P., 5.13%, 1/15/34	77,000	76,973
Public Storage, 5.35%, 8/01/53	58,000	57,961
Realty Income Corp., 3.95%, 8/15/27	62,000	59,001
Rexford Industrial Realty L.P., 2.15%, 9/01/31	37,000	28,735
Service Properties Trust,
7.50%, 9/15/25	110,000	108,719
4.75%, 10/01/26	80,000	70,019
3.95%, 1/15/28	30,000	23,495

Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 4.75%, 4/15/28(b)	125,000	104,277
VICI Properties L.P., 4.38%, 5/15/25	170,000	165,301
VICI Properties L.P./VICI Note Co., Inc.,
4.50%, 9/01/26(b)	5,000	4,735
4.25%, 12/01/26(b)	5,000	4,710
4.50%, 1/15/28(b)	226,000	208,428

Welltower OP LLC, 2.75%, 1/15/31	55,000	45,748
Weyerhaeuser Co., 4.00%, 3/09/52	27,000	21,317
		2,717,546
Real Estate Services – 0.1%
CBRE Services, Inc., 5.95%, 8/15/34	69,000	69,504
Realogy Group LLC/Realogy Co-Issuer Corp.,
5.75%, 1/15/29(b)	120,000	88,795
5.25%, 4/15/30(b)	65,000	46,834
		205,133
Retail - Consumer Staples – 0.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC,
3.25%, 3/15/26(b)	25,000	23,236
4.63%, 1/15/27(b)	275,000	260,603
Dollar General Corp.,
5.20%, 7/05/28	35,000	34,938
5.45%, 7/05/33	31,000	30,799

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par (a)	Value
Retail - Consumer Staples (Continued)

Kroger (The) Co., 2.20%, 5/01/30	$ 63,000	$ 52,205
Target Corp., 4.40%, 1/15/33	82,000	79,241
Walmart, Inc., 4.10%, 4/15/33	116,000	112,036
		593,058
Retail - Discretionary – 1.0%
Asbury Automotive Group, Inc.,
4.50%, 3/01/28	94,000	86,027
4.63%, 11/15/29(b)	160,000	141,553
4.75%, 3/01/30	27,000	23,845
Bath & Body Works, Inc.,
5.25%, 2/01/28	40,000	38,105
6.63%, 10/01/30(b)	10,000	9,664
6.88%, 11/01/35	35,000	32,483
6.75%, 7/01/36	75,000	68,208

Beacon Roofing Supply, Inc., 6.50%, 8/01/30(b)	145,000	145,363
Builders FirstSource, Inc.,
5.00%, 3/01/30(b)	55,000	51,418
4.25%, 2/01/32(b)	70,000	60,741

ERAC USA Finance LLC, 5.40%, 5/01/53(b)	39,000	39,073
Foundation Building Materials, Inc., 6.00%, 3/01/29(b)	140,000	121,256
Home Depot (The), Inc.,
3.25%, 4/15/32	20,000	17,925
3.30%, 4/15/40	65,000	52,612
2.75%, 9/15/51	102,000	67,708
3.63%, 4/15/52	21,000	16,560
4.95%, 9/15/52	20,000	19,637

Ken Garff Automotive LLC, 4.88%, 9/15/28(b)	60,000	52,568
LBM Acquisition LLC, 6.25%, 1/15/29(b)	105,000	90,536
Lithia Motors, Inc., 4.38%, 1/15/31(b)	55,000	47,275
Lowe's Cos., Inc.,
4.65%, 4/15/42	33,000	29,329
5.75%, 7/01/53	36,000	36,591
4.45%, 4/01/62	28,000	22,498
5.80%, 9/15/62	33,000	32,737
5.85%, 4/01/63	27,000	27,088

Macy's Retail Holdings LLC, 5.88%, 4/01/29(b)	60,000	55,737
Michaels (The) Cos., Inc., 7.88%, 5/01/29(b)	70,000	49,875
	Par (a)	Value
Retail - Discretionary (Continued)

Nordstrom, Inc., 4.25%, 8/01/31	$ 15,000	$ 11,829
Patrick Industries, Inc., 4.75%, 5/01/29(b)	105,000	90,630
Sonic Automotive, Inc.,
4.63%, 11/15/29(b)	130,000	111,376
4.88%, 11/15/31(b)	120,000	99,619

Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 9/30/26(b)	65,000	61,860
Victoria's Secret & Co., 4.63%, 7/15/29(b)	5,000	3,752
		1,815,478
Semiconductors – 1.0%
Advanced Micro Devices, Inc.,
3.92%, 6/01/32	64,000	60,191
4.39%, 6/01/52	57,000	51,314
Broadcom, Inc.,
2.45%, 2/15/31(b)	35,000	28,421
4.30%, 11/15/32	165,000	150,521
3.42%, 4/15/33(b)	27,000	22,583
3.19%, 11/15/36(b)	184,000	139,131
4.93%, 5/15/37(b)	64,000	58,152

Entegris Escrow Corp., 5.95%, 6/15/30(b)	210,000	201,388
Intel Corp.,
3.70%, 7/29/25	32,000	31,147
5.13%, 2/10/30	60,000	60,481
5.20%, 2/10/33	10,000	10,116
2.80%, 8/12/41	132,000	93,133
KLA Corp.,
4.95%, 7/15/52	39,000	37,870
5.25%, 7/15/62	40,000	39,927

Micron Technology, Inc., 6.75%, 11/01/29	285,000	299,480
NVIDIA Corp.,
1.55%, 6/15/28	74,000	64,559
2.00%, 6/15/31	28,000	23,363
3.50%, 4/01/40	24,000	20,422

QUALCOMM, Inc., 6.00%, 5/20/53	96,000	106,755
Texas Instruments, Inc.,
3.65%, 8/16/32	32,000	29,507
4.90%, 3/14/33	24,000	24,372
3.88%, 3/15/39	90,000	79,719
5.00%, 3/14/53	50,000	49,895
5.05%, 5/18/63	72,000	71,285
		1,753,732

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par (a)	Value
Software – 0.6%
Cloud Software Group, Inc., 6.50%, 3/31/29(b)	$180,000	$ 162,007
Concentrix Corp., 6.65%, 8/02/26(j)	73,000	72,875
Fortinet, Inc., 1.00%, 3/15/26	66,000	59,024
Gen Digital, Inc., 6.75%, 9/30/27(b)	130,000	130,454
GoTo Group, Inc., 5.50%, 9/01/27(b)	165,000	94,796
Microsoft Corp.,
3.45%, 8/08/36	19,000	17,153
2.53%, 6/01/50	2,000	1,362
2.92%, 3/17/52	145,000	105,929
Oracle Corp.,
2.95%, 5/15/25	37,000	35,442
2.80%, 4/01/27	53,000	48,939
3.25%, 11/15/27	122,000	113,718
2.30%, 3/25/28	68,000	59,999
6.15%, 11/09/29	47,000	49,284
4.30%, 7/08/34	58,000	52,568
3.80%, 11/15/37	16,000	12,995
4.13%, 5/15/45	71,000	55,850
4.00%, 11/15/47	33,000	25,360
4.38%, 5/15/55	24,000	18,994
3.85%, 4/01/60	43,000	29,994
		1,146,743
Specialty Finance – 1.7%
Aircastle Ltd.,
(5Y US Treasury CMT + 4.41%), 5.25%, 6/15/26(b)(f)(g)	55,000	41,525
6.50%, 7/18/28(b)	65,000	65,097
American Express Co.,
(SOFR + 1.00%), 4.99%, 5/01/26(g)	27,000	26,686
(SOFR + 1.28%), 5.28%, 7/27/29(g)	74,000	73,927
(SOFR + 1.76%), 4.42%, 8/03/33(g)	31,000	29,171
(SOFR + 1.84%), 5.04%, 5/01/34(g)	30,000	29,424
Aviation Capital Group LLC,
1.95%, 9/20/26(b)	72,000	63,049
3.50%, 11/01/27(b)	16,000	14,420
Capital One Financial Corp.,
(SOFR + 1.79%), 3.27%, 3/01/30(g)	143,000	123,198
(SOFR + 2.86%), 6.38%, 6/08/34(g)	51,000	51,487
	Par (a)	Value
Specialty Finance (Continued)

Cobra AcquisitionCo LLC, 6.38%, 11/01/29(b)	$ 25,000	$ 17,000
Home Point Capital, Inc., 5.00%, 2/01/26(b)	100,000	93,323
Nationstar Mortgage Holdings, Inc.,
6.00%, 1/15/27(b)	175,000	167,234
5.13%, 12/15/30(b)	80,000	67,416
5.75%, 11/15/31(b)	145,000	123,047
Navient Corp.,
5.00%, 3/15/27	300,000	271,487
4.88%, 3/15/28	115,000	100,430
OneMain Finance Corp.,
6.88%, 3/15/25	100,000	99,668
7.13%, 3/15/26	140,000	138,685
3.50%, 1/15/27	155,000	134,024
5.38%, 11/15/29	20,000	17,327
4.00%, 9/15/30	155,000	121,771

Provident Funding Associates L.P./PFG Finance Corp., 6.38%, 6/15/25(b)	105,000	92,985
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
2.88%, 10/15/26(b)	110,000	97,900
2.88%, 10/15/26	15,000	13,350
3.63%, 3/01/29(b)	40,000	34,099
3.63%, 3/01/29	80,000	68,198
3.88%, 3/01/31(b)	290,000	238,525
4.00%, 10/15/33(b)	565,000	448,125

Synchrony Financial, 7.25%, 2/02/33	159,000	149,094
		3,011,672
Steel – 0.2%
ATI, Inc.,
5.88%, 12/01/27	155,000	150,656
4.88%, 10/01/29	50,000	45,501

Commercial Metals Co., 4.13%, 1/15/30	120,000	107,415
Nucor Corp., 4.30%, 5/23/27	39,000	37,961
United States Steel Corp., 6.88%, 3/01/29	22,000	21,730
		363,263
Technology Hardware – 0.8%
Apple, Inc.,
4.15%, 5/10/30	17,000	16,779
4.30%, 5/10/33	8,000	7,957
3.85%, 5/04/43	65,000	57,735
4.38%, 5/13/45	25,000	23,533

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par (a)	Value
Technology Hardware (Continued)
Apple, Inc.,
4.65%, 2/23/46	$ 55,000	$ 53,960
3.85%, 8/04/46	40,000	34,782
2.70%, 8/05/51	37,000	25,571
2.85%, 8/05/61	68,000	45,551
4.10%, 8/08/62	16,000	13,940
Avnet, Inc.,
6.25%, 3/15/28	45,000	45,440
5.50%, 6/01/32	52,000	49,645

CDW LLC/CDW Finance Corp., 3.25%, 2/15/29	140,000	122,107
CommScope Technologies LLC, 5.00%, 3/15/27(b)	625,000	416,871
NCR Corp.,
5.00%, 10/01/28(b)	120,000	108,551
5.13%, 4/15/29(b)	55,000	49,184
Seagate HDD Cayman,
4.88%, 6/01/27	25,000	24,089
4.09%, 6/01/29	70,000	61,514
8.25%, 12/15/29(b)	95,000	99,572
9.63%, 12/01/32(b)	3,825	4,235

Viasat, Inc., 6.50%, 7/15/28(b)	65,000	50,050
Western Digital Corp.,
4.75%, 2/15/26	40,000	38,187
3.10%, 2/01/32	25,000	18,396
		1,367,649
Technology Services – 0.8%
Block, Inc., 2.75%, 6/01/26	165,000	150,209
Booz Allen Hamilton, Inc.,
3.88%, 9/01/28(b)	32,000	29,056
4.00%, 7/01/29(b)	147,000	133,030

Dun & Bradstreet (The) Corp., 5.00%, 12/15/29(b)	55,000	48,412
Fiserv, Inc.,
5.45%, 3/02/28	39,000	39,413
3.50%, 7/01/29	111,000	102,139

Gartner, Inc., 3.75%, 10/01/30(b)	90,000	78,453
Global Payments, Inc.,
4.45%, 6/01/28	131,000	124,100
5.95%, 8/15/52	24,000	23,411

International Business Machines Corp., 4.15%, 7/27/27	51,000	49,659
Kyndryl Holdings, Inc.,
2.05%, 10/15/26	78,000	67,945
2.70%, 10/15/28	52,000	42,678
3.15%, 10/15/31	75,000	56,118
	Par (a)	Value
Technology Services (Continued)

Moody's Corp., 3.75%, 3/24/25	$ 50,000	$ 48,634
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(b)	120,000	110,383
PayPal Holdings, Inc.,
2.85%, 10/01/29	12,000	10,685
2.30%, 6/01/30	60,000	50,942
4.40%, 6/01/32	15,000	14,486
5.25%, 6/01/62	26,000	25,209

Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.00%, 6/15/29(b)	60,000	48,777
Presidio Holdings, Inc.,
4.88%, 2/01/27(b)	30,000	28,362
8.25%, 2/01/28(b)	30,000	29,095
S&P Global, Inc.,
2.45%, 3/01/27	68,000	62,787
2.70%, 3/01/29	34,000	30,625
1.25%, 8/15/30	32,000	25,176
2.90%, 3/01/32	59,000	51,031

Sabre GLBL, Inc., 11.25%, 12/15/27(b)	40,000	35,388
		1,516,203
Telecommunications – 1.1%
AT&T, Inc.,
3.50%, 6/01/41	127,000	94,561
3.50%, 9/15/53	153,000	103,768
3.55%, 9/15/55	121,000	81,426
3.80%, 12/01/57	69,000	48,035
3.65%, 9/15/59	210,000	140,490
Frontier Communications Holdings LLC,
5.88%, 10/15/27(b)	185,000	169,447
8.75%, 5/15/30(b)	60,000	57,887
Level 3 Financing, Inc.,
4.25%, 7/01/28(b)	45,000	31,849
3.63%, 1/15/29(b)	125,000	82,521

Lumen Technologies, Inc., 4.00%, 2/15/27(b)	85,000	55,899
Sprint Capital Corp.,
6.88%, 11/15/28	61,000	64,663
8.75%, 3/15/32	157,000	189,166
T-Mobile USA, Inc.,
2.25%, 2/15/26	97,000	89,632
2.63%, 4/15/26	45,000	41,738
2.63%, 2/15/29	24,000	20,882
3.38%, 4/15/29	60,000	53,999
2.88%, 2/15/31	63,000	53,395
2.55%, 2/15/31	23,000	19,113
3.50%, 4/15/31	180,000	158,226

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par (a)	Value
Telecommunications (Continued)
T-Mobile USA, Inc.,
5.05%, 7/15/33	$ 66,000	$ 64,591
4.50%, 4/15/50	52,000	44,435
5.75%, 1/15/54	15,000	15,320
5.80%, 9/15/62	21,000	21,110
Verizon Communications, Inc.,
1.75%, 1/20/31	26,000	20,383
2.55%, 3/21/31	40,000	33,203
4.50%, 8/10/33	93,000	86,900
4.40%, 11/01/34	20,000	18,299
4.81%, 3/15/39	116,000	106,448
		1,967,386
Tobacco & Cannabis – 0.1%
Altria Group, Inc., 3.70%, 2/04/51	52,000	34,804
Philip Morris International, Inc., 5.38%, 2/15/33	129,000	128,620
		163,424
Transportation & Logistics – 1.5%
Allegiant Travel Co., 7.25%, 8/15/27(b)	80,000	78,923
American Airlines Pass Through Trust,
Series 2015-2, Class AA, 3.60%, 9/22/27	8,689	8,079
Series 2015-2, Class A, 4.00%, 9/22/27	34,757	31,291
Series 2016-1, Class AA, 3.58%, 1/15/28	4,668	4,293
Series 2016-2, Class AA, 3.20%, 6/15/28	18,819	16,936
Series 2016-2, Class A, 3.65%, 6/15/28	12,546	10,909
Series 2016-3, Class A, 3.25%, 10/15/28	53,651	45,914
Series 2017-2, Class AA, 3.35%, 10/15/29	249,451	224,249
Series 2019-1, Class AA, 3.15%, 2/15/32	8,373	7,292
Series 2019-1, Class A, 3.50%, 2/15/32	91,264	75,324

American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(b)	645,000	624,436
Burlington Northern Santa Fe LLC,
4.40%, 3/15/42	65,000	58,477
4.38%, 9/01/42	12,000	10,742
4.45%, 3/15/43	2,000	1,801
5.15%, 9/01/43	39,000	38,466
	Par (a)	Value
Transportation & Logistics (Continued)
Burlington Northern Santa Fe LLC,
4.90%, 4/01/44	$ 35,000	$ 33,805
4.55%, 9/01/44	13,000	11,947
4.15%, 4/01/45	56,000	48,566
3.90%, 8/01/46	42,000	34,387
4.05%, 6/15/48	7,000	5,924
3.30%, 9/15/51	19,000	14,047
5.20%, 4/15/54	64,000	64,306
CSX Corp.,
4.50%, 11/15/52	52,000	46,371
4.65%, 3/01/68	67,000	59,476
Delta Air Lines Pass Through Trust,
Series 2015-1, Class A, 3.88%, 7/30/27	7,818	7,080
Series 2020-1, Class A, 2.50%, 6/10/28	39,362	34,147

Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(b)	16,073	15,556
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(b)	46,400	46,397
Norfolk Southern Corp.,
5.05%, 8/01/30	39,000	38,920
3.95%, 10/01/42	61,000	49,778
2.90%, 8/25/51	24,000	15,763
5.35%, 8/01/54	60,000	59,650

Rand Parent LLC, 8.50%, 2/15/30(b)	355,000	333,811
U.S. Airways Pass Through Trust,
Series 2012-1, Class A, 5.90%, 10/01/24	43,727	43,884
Series 2012-2, Class A, 4.63%, 6/03/25	43,231	40,716
Union Pacific Corp.,
3.38%, 2/01/35	13,000	11,093
3.60%, 9/15/37	14,000	11,921
3.55%, 8/15/39	59,000	48,905
3.80%, 10/01/51	27,000	21,999
3.88%, 2/01/55	9,000	7,211
3.95%, 8/15/59	20,000	16,001
3.84%, 3/20/60	50,000	39,667
5.15%, 1/20/63	21,000	20,973
3.75%, 2/05/70	7,000	5,287
United Airlines Pass Through Trust,
Series 2020-1, Class A, 5.88%, 10/15/27	86,720	86,288

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par (a)	Value
Transportation & Logistics (Continued)
United Airlines Pass Through Trust,
Series 2016-1, Class A, 3.45%, 7/07/28	$ 62,190	$ 54,696
Series 2016-2, Class AA, 2.88%, 10/07/28	2,837	2,511
Series 2018-1, Class AA, 3.50%, 3/01/30	45,491	41,082
Series 2018-1, Class A, 3.70%, 3/01/30	9,412	8,117
Series 2019-1, Class AA, 4.15%, 8/25/31	18,002	16,492
		2,633,906
Transportation Equipment – 0.1%
Allison Transmission, Inc., 4.75%, 10/01/27(b)	155,000	146,489
Wholesale - Consumer Staples – 0.1%
Performance Food Group, Inc., 4.25%, 8/01/29(b)	110,000	97,715
Total Corporate Bonds (Cost $79,700,050)		75,491,792

Foreign Issuer Bonds – 49.5%
Angola – 0.4%
Angolan Government International Bond,
8.25%, 5/09/28(b)	460,000	423,085
8.75%, 4/14/32(b)	270,000	236,563
		659,648
Argentina – 0.4%
Argentine Republic Government International Bond,
(Step to 4.13% on 7/9/24), 3.63%, 7/09/35(k)	640,380	198,585
(Step to 5.00% on 7/9/24), 4.25%, 1/09/38(k)	688,956	247,525
(Step to 4.88% on 7/9/29), 3.50%, 7/09/41(k)	915,610	296,249
		742,359
Australia – 0.5%
BHP Billiton Finance USA Ltd., 4.90%, 2/28/33	94,000	93,631
CSL Finance PLC,
4.25%, 4/27/32(b)	136,000	128,794
4.75%, 4/27/52(b)	44,000	40,558
4.95%, 4/27/62(b)	31,000	28,544
		Par (a)	Value
Australia (Continued)
Mineral Resources Ltd.,
8.13%, 5/01/27(b)		$ 110,000	$ 110,097
8.00%, 11/01/27(b)		25,000	25,068

NBN Co. Ltd., 2.50%, 1/08/32(b)		200,000	161,774
Newcrest Finance Pty. Ltd.,
3.25%, 5/13/30(b)		36,000	31,600
4.20%, 5/13/50(b)		41,000	33,041

Rio Tinto Finance USA Ltd., 2.75%, 11/02/51		35,000	23,579
Rio Tinto Finance USA PLC,
5.00%, 3/09/33		59,000	59,373
5.13%, 3/09/53		63,000	63,173
			799,232
Bahrain – 0.6%
Bahrain Government International Bond,
5.63%, 5/18/34		200,000	180,189
7.75%, 4/18/35(b)		650,000	673,283

Oil and Gas Holding (The) Co. BSCC, 7.50%, 10/25/27		200,000	204,160
			1,057,632
Belgium – 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/01/46		161,000	152,587
Anheuser-Busch InBev Worldwide, Inc., 4.38%, 4/15/38		93,000	86,225
			238,812
Bermuda – 0.0%(d)
Triton Container International Ltd., 3.15%, 6/15/31(b)		49,000	37,735
Brazil – 3.5%
Acu Petroleo Luxembourg S.a.r.l., 7.50%, 1/13/32(b)		245,405	219,553
Brazil Notas do Tesouro Nacional, Serie F,
10.00%, 1/01/25	BRL	10,229,000	2,142,243
10.00%, 1/01/27	BRL	5,055,000	1,060,896
10.00%, 1/01/29	BRL	8,232,000	1,702,881
10.00%, 1/01/31	BRL	446,000	91,131
Brazilian Government International Bond,
3.75%, 9/12/31		250,000	217,466
6.00%, 10/20/33		200,000	198,250

CSN Resources S.A., 4.63%, 6/10/31(b)		200,000	158,457

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par (a)	Value
Brazil (Continued)

Embraer Netherlands Finance B.V., 7.00%, 7/28/30(b)	$200,000	$ 202,120
Globo Comunicacao e Participacoes S.A., 5.50%, 1/14/32(b)	200,000	167,938
		6,160,935
Canada – 1.7%
1011778 B.C. ULC/New Red Finance, Inc.,
3.88%, 1/15/28(b)	475,000	435,019
3.50%, 2/15/29(b)	40,000	35,151

Algonquin Power & Utilities Corp., (5Y US Treasury CMT + 3.25%), 4.75%, 1/18/82(g)	80,000	64,556
Bank of Montreal, 3.70%, 6/07/25	68,000	65,817
Bank of Nova Scotia (The),
4.85%, 2/01/30	44,000	42,681
(5Y US Treasury CMT + 2.05%), 4.59%, 5/04/37(g)	204,000	176,413
Baytex Energy Corp.,
8.75%, 4/01/27(b)	165,000	169,095
8.50%, 4/30/30(b)	45,000	45,600

Bell Telephone Co. of Canada or Bell Canada (The), 5.10%, 5/11/33	183,000	179,034
Bombardier, Inc.,
7.13%, 6/15/26(b)	380,000	377,000
6.00%, 2/15/28(b)	35,000	32,907

Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 4.88%, 2/15/30(b)	70,000	56,857
Enbridge, Inc.,
5.70%, 3/08/33	99,000	100,358
(5Y US Treasury CMT + 3.71%), 7.38%, 1/15/83(g)	49,000	48,463
(5Y US Treasury CMT + 4.42%), 7.63%, 1/15/83(g)	49,000	49,510

GFL Environmental, Inc., 4.00%, 8/01/28(b)	80,000	71,595
Intact Financial Corp., 5.46%, 9/22/32(b)	71,000	70,277
Magna International, Inc., 5.50%, 3/21/33	45,000	46,025
MEG Energy Corp., 5.88%, 2/01/29(b)	30,000	28,759
Nutrien Ltd.,
5.95%, 11/07/25	24,000	24,259
		Par (a)	Value
Canada (Continued)
Nutrien Ltd.,
4.90%, 3/27/28		$ 19,000	$ 18,712
2.95%, 5/13/30		179,000	155,999
5.88%, 12/01/36		7,000	7,051
5.80%, 3/27/53		9,000	9,048

Open Text Corp., 6.90%, 12/01/27(b)		130,000	132,843
Open Text Holdings, Inc., 4.13%, 2/15/30(b)		5,000	4,286
Parkland Corp.,
5.88%, 7/15/27(b)		95,000	92,438
4.50%, 10/01/29(b)		85,000	75,010
Precision Drilling Corp.,
7.13%, 1/15/26(b)		5,000	4,954
6.88%, 1/15/29(b)		65,000	61,293

Royal Bank of Canada, 5.20%, 8/01/28		57,000	56,912
Strathcona Resources Ltd., 6.88%, 8/01/26(b)		60,000	52,682
Telesat Canada/Telesat LLC, 5.63%, 12/06/26(b)		80,000	48,000
Toronto-Dominion Bank (The),
4.11%, 6/08/27		72,000	69,171
5.52%, 7/17/28		57,000	57,589
			2,965,364
Chile – 1.1%
Bonos de la Tesoreria de la Republica en pesos,
5.00%, 10/01/28(b)	CLP	95,000,000	111,668
4.70%, 9/01/30(b)	CLP	420,000,000	484,232
6.00%, 4/01/33(b)	CLP	115,000,000	145,020
5.00%, 3/01/35	CLP	100,000,000	117,397
Chile Government International Bond,
2.55%, 7/27/33		200,000	162,472
4.95%, 1/05/36		200,000	196,672
5.33%, 1/05/54		200,000	198,755

Corp. Nacional del Cobre de Chile, 3.00%, 9/30/29		400,000	351,820
Empresa Nacional del Petroleo, 6.15%, 5/10/33(b)		200,000	201,500
			1,969,536
China – 0.9%
Agile Group Holdings Ltd., 6.05%, 10/13/25		205,000	38,235
Agricultural Development Bank of China, 2.25%, 4/22/25	CNY	1,990,000	278,514

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par (a)	Value
China (Continued)
China Evergrande Group, 8.75%, 6/28/25		$ 200,000	$ 8,278
China Government Bond,
2.75%, 6/15/29	CNY	4,280,000	605,145
3.27%, 11/19/30	CNY	2,860,000	418,999

Fantasia Holdings Group Co. Ltd., 11.88%, 6/01/23(h)		200,000	9,800
Global Aircraft Leasing Co. Ltd., 6.50%, 9/15/24(b)		92,718	87,378
NXP B.V./NXP Funding LLC/NXP USA, Inc.,
5.00%, 1/15/33		62,000	59,603
3.13%, 2/15/42		23,000	16,127
3.25%, 11/30/51		55,000	36,565

Sunac China Holdings Ltd., 6.50%, 1/26/26		200,000	21,503
Times China Holdings Ltd., 6.20%, 3/22/26(h)		215,000	10,184
Yuzhou Group Holdings Co. Ltd., 6.35%, 1/31/27(h)		200,000	6,880
Zhenro Properties Group Ltd., 6.63%, 1/07/26(h)		200,000	5,152
			1,602,363
Colombia – 2.0%
Colombia Government International Bond,
3.88%, 4/25/27		200,000	183,893
7.50%, 2/02/34		400,000	403,753
7.38%, 9/18/37		550,000	542,370
Colombian TES,
7.50%, 8/26/26	COP	777,300,000	186,267
5.75%, 11/03/27	COP	1,287,000,000	282,646
6.00%, 4/28/28	COP	1,425,600,000	311,511
7.75%, 9/18/30	COP	1,803,600,000	408,821
7.00%, 6/30/32	COP	2,029,800,000	425,895
6.25%, 7/09/36	COP	500,100,000	91,863
Ecopetrol S.A.,
8.63%, 1/19/29		210,000	216,195
8.88%, 1/13/33		170,000	174,392

Gran Tierra Energy International Holdings Ltd., 6.25%, 2/15/25		200,000	173,408
Multibank, Inc., 7.75%, 2/03/28(b)		200,000	202,000
			3,603,014
Costa Rica – 0.2%
Costa Rica Government International Bond, 6.55%, 4/03/34(b)		400,000	405,200
		Par (a)	Value
Czech Republic – 1.3%
Czech Republic Government Bond,
1.25%, 2/14/25	CZK	$ 8,090,000	$ 350,419
1.00%, 6/26/26	CZK	6,500,000	269,622
5.50%, 12/12/28	CZK	4,760,000	233,404
2.75%, 7/23/29	CZK	8,230,000	350,749
0.95%, 5/15/30	CZK	8,670,000	325,878
1.75%, 6/23/32	CZK	5,220,000	200,251
2.00%, 10/13/33	CZK	15,500,000	594,023
			2,324,346
Dominican Republic – 0.6%
Dominican Republic International Bond,
5.50%, 2/22/29(b)		200,000	189,964
4.50%, 1/30/30(b)		605,000	535,483
4.88%, 9/23/32(b)		200,000	173,215
6.85%, 1/27/45		225,000	209,286
			1,107,948
Ecuador – 0.2%
Ecuador Government International Bond,
(Step to 6.90% on 7/31/24), 6.00%, 7/31/30(k)		490,519	232,547
(Step to 5.50% on 7/31/24), 3.50%, 7/31/35(b)(k)		566,291	194,664
			427,211
Egypt – 0.6%
Egypt Government International Bond,
5.88%, 2/16/31		200,000	124,731
7.05%, 1/15/32(b)		535,000	339,299
7.30%, 9/30/33		530,000	329,650
8.50%, 1/31/47		600,000	351,783
			1,145,463
El Salvador – 0.3%
El Salvador Government International Bond,
6.38%, 1/18/27		30,000	22,220
8.25%, 4/10/32		210,000	147,616
7.12%, 1/20/50		450,000	274,230
			444,066
France – 0.3%
Altice France S.A., 5.13%, 1/15/29(b)		290,000	202,134
BPCE S.A., (SOFR + 1.09%), 2.05%, 10/19/27(b)(g)		250,000	221,184

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par (a)	Value
France (Continued)
Orange S.A., 9.00%, 3/01/31		$ 37,000	$ 45,148
TotalEnergies Capital International S.A., 2.99%, 6/29/41		19,000	14,290
			482,756
Gabon – 0.2%
Gabon Government International Bond, 6.63%, 2/06/31		400,000	339,580
Germany – 0.3%
Deutsche Bank A.G., (5Y USD Swap Rate + 2.55%), 4.88%, 12/01/32(g)		400,000	351,018
ZF North America Capital, Inc., 6.88%, 4/14/28(b)		150,000	152,346
			503,364
Ghana – 0.3%
Ghana Government International Bond,
6.38%, 2/11/27		260,000	119,493
7.75%, 4/07/29		200,000	91,629
7.63%, 5/16/29		200,000	91,500
8.13%, 3/26/32		325,000	149,739
8.88%, 5/07/42		200,000	89,700
			542,061
Guatemala – 0.3%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25%, 4/27/29(b)		110,000	101,476
Guatemala Government Bond,
3.70%, 10/07/33(b)		200,000	163,000
6.60%, 6/13/36(b)		200,000	204,695
			469,171
Hong Kong – 0.1%
Melco Resorts Finance Ltd., 5.38%, 12/04/29(b)		200,000	170,098
Hungary – 1.4%
Hungary Government Bond,
2.50%, 10/24/24	HUF	222,540,000	577,355
5.50%, 6/24/25	HUF	45,250,000	119,524
1.00%, 11/26/25	HUF	39,680,000	94,495
3.00%, 10/27/27	HUF	62,670,000	147,914
3.25%, 10/22/31	HUF	59,400,000	129,620
		Par (a)	Value
Hungary (Continued)
Hungary Government International Bond,
6.13%, 5/22/28(b)		$ 410,000	$ 416,988
5.25%, 6/16/29(b)		200,000	195,738
6.75%, 9/25/52(b)		200,000	208,903

Magyar Export-Import Bank Zrt., 6.13%, 12/04/27(b)		400,000	400,664
MVM Energetika Zrt, 7.50%, 6/09/28		200,000	204,992
			2,496,193
India – 0.4%
Clean Renewable Power Mauritius Pte. Ltd., 4.25%, 3/25/27(b)		186,000	165,075
India Airport Infra, 6.25%, 10/25/25		250,000	242,500
India Green Power Holdings, 4.00%, 2/22/27		250,000	223,443
			631,018
Indonesia – 3.1%
Freeport Indonesia PT,
5.32%, 4/14/32(b)		200,000	189,466
6.20%, 4/14/52		200,000	186,656
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT,
4.75%, 5/15/25(b)		200,000	195,500
5.45%, 5/15/30(b)		500,000	488,750

Indonesia Government International Bond, 5.65%, 1/11/53		200,000	209,505
Indonesia Treasury Bond,
8.38%, 9/15/26	IDR	5,700,000,000	404,207
6.13%, 5/15/28	IDR	13,476,000,000	896,679
9.00%, 3/15/29	IDR	9,247,000,000	697,156
7.00%, 9/15/30	IDR	5,753,000,000	396,160
6.38%, 4/15/32	IDR	3,817,000,000	253,970
7.50%, 8/15/32	IDR	5,944,000,000	424,897
7.00%, 2/15/33	IDR	1,030,000,000	71,951
8.38%, 3/15/34	IDR	2,453,000,000	187,578
7.50%, 6/15/35	IDR	2,678,000,000	193,432
Perusahaan Penerbit SBSN Indonesia III,
4.40%, 6/06/27(b)		200,000	196,553
2.55%, 6/09/31		200,000	170,689
4.70%, 6/06/32(b)		200,000	198,494

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par (a)	Value
Indonesia (Continued)

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.88%, 7/17/49		$200,000	$ 164,629
			5,526,272
Ireland – 0.2%
Avolon Holdings Funding Ltd.,
5.50%, 1/15/26(b)		35,000	34,109
2.13%, 2/21/26(b)		65,000	58,295
4.38%, 5/01/26(b)		41,000	38,537
2.53%, 11/18/27(b)		83,000	71,153

SMBC Aviation Capital Finance DAC, 5.70%, 7/25/33(b)		202,000	199,125
			401,219
Israel – 1.0%
Energian Israel Finance Ltd.,
4.88%, 3/30/26(b)		270,000	252,686
5.38%, 3/30/28(b)		150,000	136,375

Leviathan Bond Ltd., 6.75%, 6/30/30(b)		85,000	80,078
Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/01/36		60,000	54,442
Teva Pharmaceutical Finance Netherlands III B.V.,
3.15%, 10/01/26		500,000	452,333
7.88%, 9/15/29		200,000	208,197
4.10%, 10/01/46		787,000	515,798
			1,699,909
Italy – 0.4%
Intesa Sanpaolo S.p.A., 6.63%, 6/20/33(b)		400,000	401,710
Telecom Italia Capital S.A.,
6.38%, 11/15/33		70,000	59,243
6.00%, 9/30/34		10,000	8,089
7.20%, 7/18/36		59,000	50,683

UniCredit S.p.A., (5Y US Treasury CMT + 4.75%), 5.46%, 6/30/35(b)(g)		200,000	174,559
			694,284
Ivory Coast – 0.1%
Ivory Coast Government International Bond, 4.88%, 1/30/32(b)	EUR	200,000	178,981
		Par (a)	Value
Japan – 0.6%
Mizuho Financial Group, Inc., (1Y US Treasury CMT + 1.90%), 5.75%, 7/06/34(g)		$ 200,000	$ 201,006
Nissan Motor Co. Ltd., 4.35%, 9/17/27(b)		305,000	283,842
SoftBank Group Corp., 4.63%, 7/06/28		405,000	369,563
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28		200,000	199,591
			1,054,002
Jordan – 0.3%
Jordan Government International Bond,
7.75%, 1/15/28(b)		200,000	206,040
7.50%, 1/13/29(b)		400,000	404,014
			610,054
Kazakhstan – 0.5%
KazMunayGas National Co. JSC,
4.75%, 4/19/27(b)		400,000	381,784
5.75%, 4/19/47		600,000	506,292
			888,076
Kenya – 0.2%
Republic of Kenya Government International Bond,
7.00%, 5/22/27		200,000	181,467
6.30%, 1/23/34		205,000	156,054
			337,521
Luxembourg – 0.1%
Altice Financing S.A., 5.00%, 1/15/28(b)		240,000	186,231
Macau – 0.5%
Sands China Ltd.,
5.90%, 8/08/28		200,000	194,817
3.35%, 3/08/29		10,000	8,607
4.88%, 6/18/30		400,000	364,527
Wynn Macau Ltd.,
5.50%, 1/15/26(b)		200,000	188,290
5.13%, 12/15/29(b)		200,000	169,726
			925,967
Malaysia – 2.5%
Malaysia Government Bond,
3.73%, 6/15/28	MYR	3,553,000	790,976
3.89%, 8/15/29	MYR	3,048,000	680,925
3.58%, 7/15/32	MYR	1,960,000	425,091
4.76%, 4/07/37	MYR	5,817,000	1,389,261

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par (a)	Value
Malaysia (Continued)
Malaysia Government Bond,
4.89%, 6/08/38	MYR	$ 2,511,000	$ 611,159
3.76%, 5/22/40	MYR	778,000	165,708

Malaysia Government Investment Issue, 3.47%, 10/15/30	MYR	1,720,000	373,093
			4,436,213
Mexico – 4.2%
Cemex S.A.B. de C.V.,
(5Y US Treasury CMT + 4.53%), 5.13%, 6/08/26(b)(f)(g)		200,000	185,420
3.88%, 7/11/31(b)		490,000	422,637
Mexican Bonos,
10.00%, 12/05/24	MXN	8,900,900	529,132
5.00%, 3/06/25	MXN	4,630,800	256,717
5.75%, 3/05/26	MXN	8,187,900	445,767
8.50%, 5/31/29	MXN	15,406,300	906,244
7.75%, 5/29/31	MXN	13,088,200	734,260
7.50%, 5/26/33	MXN	11,000,000	600,503
10.00%, 11/20/36	MXN	1,346,500	88,084
8.50%, 11/18/38	MXN	13,050,000	755,988
Mexico Government International Bond,
6.35%, 2/09/35		600,000	629,745
6.34%, 5/04/53		700,000	713,672
Petroleos Mexicanos,
6.88%, 8/04/26		470,000	437,658
6.49%, 1/23/27		450,000	400,977
5.35%, 2/12/28		99,000	81,227
5.95%, 1/28/31		307,000	227,937
6.63%, 6/15/35		90,000	64,132
			7,480,100
Morocco – 0.1%
Morocco Government International Bond, 5.95%, 3/08/28(b)		200,000	201,316
Netherlands – 0.4%
Cooperatieve Rabobank U.A., (1Y US Treasury CMT + 1.75%), 4.66%, 8/22/28(b)(g)		250,000	242,214
Shell International Finance B.V.,
4.13%, 5/11/35		23,000	21,365
2.88%, 11/26/41		29,000	21,482
4.00%, 5/10/46		55,000	46,685
3.00%, 11/26/51		46,000	32,072
		Par (a)	Value
Netherlands (Continued)

UPC Broadband Finco B.V., 4.88%, 7/15/31(b)		$220,000	$ 184,765
Ziggo Bond Co. B.V., 6.00%, 1/15/27(b)		150,000	139,545
			688,128
Nigeria – 0.7%
IHS Netherlands Holdco B.V., 8.00%, 9/18/27		200,000	183,044
Nigeria Government International Bond,
6.13%, 9/28/28(b)		200,000	172,750
7.38%, 9/28/33		600,000	498,191
7.70%, 2/23/38(b)		390,000	308,381
			1,162,366
Oman – 0.6%
Oman Government International Bond,
6.00%, 8/01/29		400,000	404,979
6.50%, 3/08/47		500,000	482,802
6.75%, 1/17/48		200,000	198,567
			1,086,348
Pakistan – 0.3%
Pakistan Government International Bond,
6.00%, 4/08/26(b)		600,000	323,246
6.88%, 12/05/27		335,000	179,939
			503,185
Panama – 0.5%
Panama Government International Bond,
3.16%, 1/23/30		200,000	175,131
2.25%, 9/29/32		200,000	153,714
6.40%, 2/14/35		450,000	469,830
4.50%, 4/16/50		200,000	154,814
			953,489
Paraguay – 0.1%
Paraguay Government International Bond, 3.85%, 6/28/33		300,000	260,926
Peru – 1.1%
Peru Government Bond,
6.15%, 8/12/32	PEN	787,000	211,471
7.30%, 8/12/33(b)	PEN	400,000	115,505
5.40%, 8/12/34	PEN	525,000	130,649
Peruvian Government International Bond,
2.78%, 1/23/31		495,000	420,299
6.95%, 8/12/31	PEN	350,000	99,568
7.30%, 8/12/33(b)		270,000	77,855

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par (a)	Value
Peru (Continued)
Peruvian Government International Bond,
3.00%, 1/15/34		$ 740,000	$ 607,448
6.90%, 8/12/37	PEN	1,134,000	316,327

Volcan Cia Minera S.A.A., 4.38%, 2/11/26(b)		35,000	25,133
			2,004,255
Philippines – 0.5%
Philippine Government International Bond,
3.56%, 9/29/32		600,000	543,668
2.95%, 5/05/45		200,000	142,475
3.20%, 7/06/46		350,000	259,026
			945,169
Poland – 2.1%
Republic of Poland Government Bond,
0.75%, 4/25/25	PLN	683,000	157,815
2.50%, 7/25/26	PLN	1,668,000	385,238
2.50%, 7/25/27	PLN	981,000	221,101
2.75%, 10/25/29	PLN	1,005,000	218,593
1.25%, 10/25/30	PLN	4,118,000	786,148
1.75%, 4/25/32	PLN	5,580,000	1,047,560
Republic of Poland Government International Bond,
4.88%, 10/04/33		782,000	772,068
5.50%, 4/04/53		213,000	216,195
			3,804,718
Qatar – 0.4%
Qatar Energy,
2.25%, 7/12/31		350,000	292,264
3.13%, 7/12/41(b)		275,000	208,495
3.30%, 7/12/51		400,000	293,204
			793,963
Romania – 1.5%
Romania Government Bond,
4.75%, 2/24/25	RON	360,000	78,429
3.25%, 6/24/26	RON	1,710,000	352,350
5.00%, 2/12/29	RON	470,000	98,398
7.35%, 4/28/31	RON	1,605,000	375,823
6.70%, 2/25/32	RON	2,280,000	516,712
Romanian Government International Bond,
6.63%, 2/17/28(b)		270,000	279,613
7.13%, 1/17/33(b)		480,000	515,760
6.00%, 5/25/34(b)		200,000	199,940
7.63%, 1/17/53(b)		170,000	191,692
			2,608,717
		Par (a)	Value
Saudi Arabia – 1.0%
Gaci First Investment Co.,
4.88%, 2/14/35		$ 800,000	$ 768,616
5.13%, 2/14/53		200,000	180,049

Greensaif Pipelines Bidco S.a.r.l., 6.51%, 2/23/42(b)		800,000	827,925
			1,776,590
Senegal – 0.1%
Senegal Government International Bond,
5.38%, 6/08/37(b)	EUR	100,000	78,122
6.75%, 3/13/48		200,000	150,533
			228,655
South Africa – 2.5%
Eskom Holdings SOC Ltd.,
8.45%, 8/10/28		200,000	198,152
6.35%, 8/10/28		300,000	287,538
Republic of South Africa Government Bond,
10.50%, 12/21/26	ZAR	3,654,517	213,825
7.00%, 2/28/31	ZAR	12,825,574	583,914
8.25%, 3/31/32	ZAR	12,846,227	614,198
8.88%, 2/28/35	ZAR	24,404,861	1,137,631
8.50%, 1/31/37	ZAR	15,024,445	652,267
Republic of South Africa Government International Bond,
4.85%, 9/30/29		200,000	180,760
5.88%, 6/22/30		200,000	187,445
5.65%, 9/27/47		200,000	149,519

Sasol Financing USA LLC, 8.75%, 5/03/29(b)		200,000	199,971
			4,405,220
South Korea – 0.2%
POSCO, 5.75%, 1/17/28(b)		200,000	202,302
SK Hynix, Inc., 6.38%, 1/17/28(b)		200,000	203,168
			405,470
Spain – 0.1%
Banco Santander S.A., 6.92%, 8/08/33(j)		200,000	200,000
Iberdrola International B.V., 5.81%, 3/15/25		33,000	33,090
			233,090
Sri Lanka – 0.1%
Sri Lanka Government International Bond, 6.75%, 4/18/28		400,000	177,357

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par (a)	Value
Switzerland – 0.4%
Swiss Re Treasury U.S. Corp., 4.25%, 12/06/42(b)		$ 43,000	$ 36,876
UBS Group A.G.,
(SOFR + 3.34%), 6.37%, 7/15/26(b)(g)		250,000	250,234
(5Y US Treasury CMT + 4.86%), 5.13%, 7/29/26(f)(g)		200,000	179,951
(1Y US Treasury CMT + 1.75%), 4.75%, 5/12/28(b)(g)		200,000	191,673
			658,734
Tanzania, United Republic of – 0.1%
HTA Group Ltd., 7.00%, 12/18/25(b)		255,000	243,056
Thailand – 1.6%
Thailand Government Bond,
2.13%, 12/17/26	THB	9,883,000	287,352
2.88%, 12/17/28	THB	29,638,000	886,857
1.60%, 12/17/29	THB	5,919,000	164,213
2.00%, 12/17/31	THB	20,100,000	564,926
3.78%, 6/25/32	THB	2,316,000	74,333
3.35%, 6/17/33	THB	4,551,000	141,878
1.59%, 12/17/35	THB	19,080,000	493,832
3.30%, 6/17/38	THB	8,000,000	247,311
			2,860,702
Turkey – 1.0%
Turkey Government International Bond,
9.88%, 1/15/28		220,000	233,592
9.38%, 3/14/29		200,000	209,247
9.13%, 7/13/30		400,000	415,818
9.38%, 1/19/33		325,000	342,582
5.75%, 5/11/47		700,000	513,349
			1,714,588
Ukraine – 0.1%
Ukraine Government International Bond,
7.75%, 9/01/27		200,000	63,500
7.25%, 3/15/35		400,000	121,282
			184,782
United Arab Emirates – 0.8%
Abu Dhabi Government International Bond, 3.13%, 9/30/49		200,000	146,316
Finance Department Government of Sharjah, 6.50%, 11/23/32(b)		200,000	207,026
	Par (a)	Value
United Arab Emirates (Continued)
Galaxy Pipeline Assets Bidco Ltd.,
2.16%, 3/31/34(b)	$177,420	$ 150,834
2.63%, 3/31/36(b)	550,000	444,775
2.94%, 9/30/40(b)	213,716	172,371
MDGH GMTN RSC Ltd.,
3.40%, 6/07/51	200,000	151,615
5.08%, 5/22/53	200,000	199,710
		1,472,647
United Kingdom – 0.8%
Astrazeneca Finance LLC, 4.90%, 3/03/30	34,000	34,017
BAT Capital Corp.,
6.34%, 8/02/30	25,000	25,000
6.42%, 8/02/33	25,000	25,000
7.08%, 8/02/43	69,000	69,327
7.08%, 8/02/53	75,000	75,000

BP Capital Markets PLC, 3.28%, 9/19/27	55,000	51,943
Coca-Cola Europacific Partners PLC, 1.50%, 1/15/27(b)	200,000	177,611
HSBC Holdings PLC, (SOFR + 2.98%), 6.55%, 6/20/34(g)	200,000	199,987
Jaguar Land Rover Automotive PLC, 5.50%, 7/15/29(b)	200,000	176,977
LSEGA Financing PLC, 1.38%, 4/06/26(b)	200,000	179,120
Virgin Media Secured Finance PLC, 5.50%, 5/15/29(b)	250,000	230,797
Vodafone Group PLC,
4.38%, 2/19/43	20,000	16,679
5.13%, 6/19/59	22,000	19,363
5.75%, 2/10/63	28,000	26,890
(5Y US Treasury CMT + 3.07%), 5.13%, 6/04/81(g)	155,000	112,732
		1,420,443
Uruguay – 0.4%
Uruguay Government International Bond, 5.10%, 6/18/50	740,000	738,058
Zambia – 0.6%
First Quantum Minerals Ltd.,
6.88%, 3/01/26(b)	710,000	700,237
8.63%, 6/01/31(b)	200,000	204,750

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par (a)	Value
Zambia (Continued)

Zambia Government International Bond, 5.38%, 9/20/22(h)	$300,000	$ 159,596
		1,064,583
Total Foreign Issuer Bonds (Cost $89,719,703)		88,340,489

Mortgage-Backed Securities – 0.6%
Commercial Mortgage-Backed Securities – 0.5%
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class D, 4.94%, 5/10/47(b)(l)	175,000	116,824
Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.92%, 10/15/45(b)	100,000	82,094
GS Mortgage Securities Trust,
Series 2011-GC5, Class C, 5.15%, 8/10/44(b)(l)	35,000	24,326
Series 2011-GC5, Class D, 5.15%, 8/10/44(b)(l)	315,000	92,154
Series 2013-GC13, Class C, 3.95%, 7/10/46(b)(l)	320,000	226,179
Series 2014-GC22, Class D, 4.69%, 6/10/47(b)(l)	50,000	33,532

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class C, 5.36%, 2/15/46(b)	100,000	84,074
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class B, 4.33%, 8/15/46(l)	110,000	88,754
MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class C, 4.28%, 10/15/30(b)(l)	100,000	63,962
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class C, 4.46%, 8/15/50	75,000	27,870
Series 2016-C36, Class C, 4.12%, 11/15/59(l)	45,000	30,604
	Par (a)	Value
Commercial Mortgage-Backed Securities (Continued)
WFRBS Commercial Mortgage Trust,
Series 2011-C3, Class D, 5.85%, 3/15/44(b)(l)	$ 56,647	$ 17,631
Series 2012-C10, Class C, 4.33%, 12/15/45(l)	120,000	82,500
		970,504
Whole Loan – 0.1%
PRPM LLC, Series 2022-5, Class A1, (Step to 9.90% on 9/25/25), 6.90%, 9/27/27(b)(k)	118,119	116,202
Total Mortgage-Backed Securities (Cost $1,687,368)		1,086,706

Term Loans – 0.4%(c)
Communications – 0.2%
MH Sub I LLC (Micro Holding Corp.), 2023 May Incremental Term Loan, (1M USD CME Term SOFR + 4.25%, 0.50% Floor), 9.57%, 5/03/28	300,000	288,843
Insurance – 0.0%(d)
USI, Inc., 2022 New Term Loan, 11/22/29(m)	71,819	71,756
Leisure Facilities & Services – 0.1%
Carnival Corp., 2021 Incremental Term B Advance, (1M USD CME Term SOFR + 3.25%, 0.75% Floor), 8.68%, 10/18/28	59,697	59,436
Carnival Corp., Initial Advance, (1M USD CME Term SOFR + 3.00%, 0.75% Floor), 8.43%, 6/30/25	69,641	69,537
		128,973
Technology Services – 0.1%
Neptune BidCo US, Inc., Dollar Term B Loan, 4/11/29(m)	132,577	117,165
Total Term Loans (Cost $609,819)		606,737

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
U.S. Government Obligations – 1.1%
U.S. Treasury Bonds – 0.4%
3.88%, 5/15/43	$ 10,000	$ 9,559
3.63%, 2/15/53	752,400	701,731
		711,290
U.S. Treasury Notes – 0.7%
4.63%, 6/30/25	176,100	175,123
4.75%, 7/31/25	90,000	89,803
2.63%, 5/31/27	855,000	803,466
4.00%, 6/30/28	6,400	6,349
4.13%, 7/31/28	19,700	19,665
3.75%, 6/30/30	83,000	81,366
		1,175,772
Total U.S. Government Obligations (Cost $1,917,398)		1,887,062

	Number of Shares
Warrants – 0.0%(d)
Engineering & Construction – 0.0%(d)
Mcdermott International Ltd., Class A(n)*	3,868	—
Mcdermott International Ltd., Class B(n)*	4,298	—
Total Warrants (Cost $6,000)		—

Investment Companies – 0.3%
iShares iBoxx High Yield Corporate Bond ETF	7,750	585,125
Total Investment Companies (Cost $567,406)		585,125

	Par (a)/Number of Shares
Short-Term Investments – 2.9%
Corporate Bonds – 0.1%
Entergy Louisiana LLC,
4.05%, 9/01/23	$ 8,000	7,987
0.62%, 11/17/23	46,000	45,313

Georgia-Pacific LLC, 0.63%, 5/15/24(b)	55,000	52,886
Phillips 66, 0.90%, 2/15/24	42,000	40,904
		Par (a)/Number of Shares	Value
Corporate Bonds (Continued)

QVC, Inc., 4.85%, 4/01/24		$ 5,000	$ 4,745
VICI Properties L.P./VICI Note Co., Inc., 5.63%, 5/01/24(b)		5,000	4,974
			156,809
Foreign Issuer Bonds – 0.5%
Danone S.A., 2.59%, 11/02/23(b)		200,000	198,374
Hungary Government Bond, 3.00%, 6/26/24	HUF	84,090,000	224,436
Kaisa Group Holdings Ltd., 9.38%, 6/30/24(h)		200,000	8,517
Republic of Kenya Government International Bond, 6.88%, 6/24/24		200,000	191,444
UBS A.G., 5.13%, 5/15/24		200,000	197,236
			820,007
Money Market Fund – 1.6%
Northern Institutional Funds - Treasury Portfolio (Premier), 5.12%(o)		2,785,948	2,785,948
U.S. Government Obligations – 0.1%
U.S. Treasury Notes, 0.13%, 9/15/23		235,000	233,494
U.S. Treasury Bills – 0.6%
U.S. Treasury Bill, 5.12%, 10/17/23(p)		1,180,000	1,166,712
Total Short-Term Investments (Cost $5,234,488)			5,162,970

Number of Contracts		Notional Amount
Purchased Options – 0.0%(d)
Call Options - Over the Counter – 0.0%(d)
South African Rand vs. U.S. Dollar, Strike Price ZAR 18.50, Expires 09/11/23, Counterparty: Barclays	1	925,000	9,393
South African Rand vs. U.S. Dollar, Strike Price ZAR 18.50, Expires 09/11/23, Counterparty: Bank of America	1	406,000	4,123
			13,516

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
Number of Contracts		Notional Amount	Value
Put Options - Over the Counter – 0.0%(d)
South Korean Won vs. U.S. Dollar, Strike Price KRW 1,285.00, Expires 09/27/23, Counterparty: BNP Paribas	1	$550,000	$10,696
U.S. Dollar vs. Thai Baht, Strike Price THB 35.00, Expires 09/27/23, Counterparty: JPMorgan Chase	1	890,000	28,547
			39,243
Total Purchased Options (Premiums Paid $40,833)			52,759

Total Investments – 99.1% (Cost $183,904,020)	176,699,478
Total Written Options — 0.0%(d) (Premiums Received $2,638)	(1,751)
Other Assets less Liabilities – 0.9%(q)	1,636,441
NET ASSETS – 100.0%	$178,335,919
Percentages shown are based on Net Assets.

(a)	Par value is in USD unless otherwise indicated.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable or floating rate security. Rate as of July 31, 2023 is disclosed.
(d)	Amount rounds to less than 0.05%.
(e)	Zero coupon bond.
(f)	Perpetual bond. Maturity date represents next call date.
(g)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate as of July 31, 2023 is disclosed.
(h)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(i)	Restricted security that has been deemed illiquid and is classified as Level 2. At July 31, 2023, the value of these restricted illiquid securities amounted to $2,692 or 0.00% of net assets. Additional information on these restricted illiquid securities is as follows:

Security	Acquisition Date	Acquisition Cost
Diamond Sports Group LLC/Diamond Sports Finance Co., 6.63%, 8/15/27	9/29/20-12/5/22	$ 47,148

(j)	When-Issued Security. Coupon rate was not yet in effect at July 31, 2023.
(k)	Step coupon bond. Rate as of July 31, 2023 is disclosed.
(l)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of July 31, 2023 is disclosed.
(m)	Position is unsettled. Contract rate was not determined at July 31, 2023 and does not take effect until settlement date.
(n)	Investment is valued using significant unobservable inputs (Level 3).
(o)	7-day current yield as of July 31, 2023 is disclosed.
(p)	Discount rate at the time of purchase.
(q)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
*	Non-Income Producing Security

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
Abbreviations:

1Y	1 Year
1M	1 Month
3M	3 Month
5Y	5 Year
10Y	10 Year
BRL	Brazilian Real
CDX	Credit Default Swap Index
CLO	Collateralized Loan Obligation
CLP	Chilean Peso
CME	Chicago Mercantile Exchange
CMT	Constant Maturity
CNY	Chinese Offshore Yuan
COP	Colombian Peso
CZK	Czech Republic Koruna
ETF	Exchange-Traded Fund
EUR	Euro
GMTN	Global Medium Term Note
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JSC	Joint Stock Company
KRW	South Korean Won
L.P.	Limited Partnership
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sole
PLC	Public Limited Company
PLN	Polish Zloty
RON	Romania New Leu
S&P	Standards & Poor's
SOFR	United States Secured Overnight Financing Rate
THB	Thai Baht
USD	United States Dollar
ZAR	South African Rand
Concentration by Currency (%)(a)
U.S. Dollar	76.0
All other currencies less than 5%	24.0
Total	100.0
(a) Percentages shown are based on Net Assets.
Sector Diversification (%)(a)
Foreign Issuer Bonds	49.5
Corporate Bonds	42.3
All other sectors less than 5%(b)	8.2
Total	100.0
(a)Percentages shown are based on Net Assets.
(b)Includes Other.

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
Futures Contracts outstanding at July 31, 2023: Exchange Traded

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
2-Year U.S. Treasury Note	22	9/29/2023	USD	4,466,688	$ (69,187)
5-Year U.S. Treasury Note	10	9/29/2023	USD	1,068,203	(21,469)
Total Long Contracts					$ (90,656)
Short Contracts
10-Year U.S. Treasury Note	(1)	9/20/2023	USD	111,406	$ 469
U.S. Treasury Long Bond	(4)	9/20/2023	USD	497,750	11,031
Ultra 10-Year U.S. Treasury Note	(34)	9/20/2023	USD	3,977,469	94,778
Total Short Contracts					$106,278
					$ 15,622

Forward Foreign Currency Exchange Contracts outstanding at July 31, 2023:

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

8/04/23	U.S. Dollars	355,015	Turkish Lira	8,562,964	Citibank	$ 37,937
9/05/23	Colombian Pesos	817,758,000	U.S. Dollars	181,000	Bank of America	25,233
9/14/23	Chinese Offshore Yuan	9,339,544	U.S. Dollars	1,293,521	Bank of America	19,230
10/03/23	Thai Baht	26,215,099	U.S. Dollars	751,580	JPMorgan Chase	19,047
8/11/23	Malaysian Ringgit	2,665,608	U.S. Dollars	580,300	Barclays	11,417
10/11/23	Hungarian Forints	469,372,553	U.S. Dollars	1,307,080	BNP Paribas	5,292
10/10/23	Nigerian Neria	62,624,000	U.S. Dollars	76,000	BNP Paribas	3,372
9/14/23	Chinese Offshore Yuan	996,247	U.S. Dollars	138,000	BNP Paribas	2,031
10/05/23	Nigerian Neria	75,200,000	U.S. Dollars	94,000	Standard Chartered Bank	1,531
11/02/23	Nigerian Neria	47,288,500	U.S. Dollars	59,000	BNP Paribas	330
9/06/23	U.S. Dollars	93,213	Indonesian Rupiahs	1,406,112,775	JPMorgan Chase	138
10/11/23	Euro	1,189,098	U.S. Dollars	1,312,098	Morgan Stanley	9
Total Unrealized Appreciation						$125,567

9/06/23	Indonesian Rupiahs	1,406,112,775	U.S. Dollars	94,100	BNP Paribas	$ (1,025)
9/14/23	Chinese Offshore Yuan	6,746,900	U.S. Dollars	950,000	Standard Chartered Bank	(1,667)
10/11/23	U.S. Dollars	1,307,080	Euro	1,189,098	BNP Paribas	(5,027)
9/05/23	U.S. Dollars	191,827	Colombian Pesos	817,758,000	BNP Paribas	(14,406)

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at July 31, 2023: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
9/22/23	Turkish Lira	4,611,825	U.S. Dollars	185,400	Bank of America	$ (19,562)
8/04/23	Turkish Lira	4,284,378	U.S. Dollars	183,800	BNP Paribas	(25,154)
8/04/23	Turkish Lira	4,278,586	U.S. Dollars	184,900	JPMorgan Chase	(26,468)
Total Unrealized Depreciation						$ (93,309)
Net Unrealized Appreciation						$ 32,258

Written Call Option Contracts outstanding at July 31, 2023: Over the Counter

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
South African Rand vs. U.S. Dollar	Bank of America	1	USD	406,000	ZAR	20.00	9/11/2023	$ (534)
South African Rand vs. U.S. Dollar	Barclays	1	USD	925,000	ZAR	20.00	9/11/2023	(1,217)
Total Written OTC Call Options Contracts (Premiums Received $2,638)								$(1,751)

Credit Default Swap Contracts outstanding - Buy Protection at July 31, 2023: Over the Counter

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Markit CDX Emerging Markets Index Series 39 (Pay Quarterly)	1.00%	6/20/2028	Barclays	USD	900,000	$33,065	$46,154	$ (13,089)
Total						$33,065	$46,154	$(13,089)
Valuation Hierarchy
The following is a summary of the inputs used, as of July 31, 2023, in valuing the Fund's investments carried at fair value:
Morningstar Multisector Bond Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$ —	$ 462,929	$—	$ 462,929
Common Stocks	361,298	—	—	361,298
Convertible Bonds	—	2,526,239	—	2,526,239
Convertible Preferred Stocks	135,372	—	—	135,372

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
Morningstar Multisector Bond Fund	Level 1	Level 2	Level 3	Totals
Corporate Bonds	$ —	$ 75,491,792	$—	$ 75,491,792
Foreign Issuer Bonds	—	88,340,489	—	88,340,489
Mortgage-Backed Securities	—	1,086,706	—	1,086,706
Term Loans	—	606,737	—	606,737
U.S. Government Obligations	—	1,887,062	—	1,887,062
Warrants	—	—	—*	—
Investment Companies	585,125	—	—	585,125
Short-Term Investments	2,785,948	2,377,022	—	5,162,970
Purchased Options	—	52,759	—	52,759
Total Investments	$3,867,743	$172,831,735	$—	$176,699,478

*Includes securities determined to have no value as of July 31, 2023.

Morningstar Multisector Bond Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Futures Contracts	$106,278	$ —	$—	$ 106,278
Forward Foreign Currency Exchange Contracts	—	125,567	—	125,567
Swap Agreements	—	33,065	—	33,065
Total Assets - Derivative Financial Instruments	$106,278	$158,632	$—	$ 264,910
Liabilities:
Futures Contracts	$ (90,656)	$ —	$—	$ (90,656)
Forward Foreign Currency Exchange Contracts	—	(93,309)	—	(93,309)
Written Options	—	(1,751)	—	(1,751)
Total Liabilities - Derivative Financial Instruments	$ (90,656)	$ (95,060)	$—	$(185,716)
Net Derivative Financial Instruments	$ 15,622	$ 63,572	$—	$ 79,194

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments
Morningstar Global Opportunistic Equity Fund
	Number of Shares	Value
Common Stocks – 51.2%
Advertising & Marketing – 1.2%
Dentsu Group, Inc. (Japan)	1,900	$ 63,577
Omnicom Group, Inc.	38,544	3,261,593
WPP PLC (United Kingdom)	10,247	111,884
		3,437,054
Aerospace & Defense – 0.1%
BAE Systems PLC (United Kingdom)	16,725	200,015
Apparel & Textile Products – 1.2%
Tapestry, Inc.	76,729	3,310,856
Asset Management – 0.3%
Investor AB, Class B (Sweden)	8,608	175,810
Julius Baer Group Ltd. (Switzerland)	1,840	130,323
Schroders PLC (United Kingdom)	6,224	36,717
St. James's Place PLC (United Kingdom)	12,321	148,728
UBS Group A.G. (Switzerland)(a)	18,036	400,199
		891,777
Automotive – 0.8%
Bridgestone Corp. (Japan)	6,700	278,019
Denso Corp. (Japan)	2,400	167,106
Honda Motor Co. Ltd. (Japan)	14,500	462,280
Nissan Motor Co. Ltd. (Japan)	37,400	164,753
Stanley Electric Co. Ltd. (Japan)	6,400	118,268
Sumitomo Electric Industries Ltd. (Japan)	5,700	73,085
Toyota Motor Corp. (Japan)	55,200	928,120
		2,191,631
Banking – 2.3%
ABN AMRO Bank N.V. - CVA (Netherlands)(b)	4,945	84,081
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	29,283	232,108
Banco Santander S.A. (Spain)	86,040	348,658
Barclays PLC (United Kingdom)	150,124	297,893
BNP Paribas S.A. (France)	7,368	485,904
CaixaBank S.A. (Spain)	17,759	71,839
DNB Bank ASA (Norway)	3,714	76,536
Erste Group Bank A.G. (Austria)	2,749	103,901
	Number of Shares	Value
Banking (Continued)
HSBC Holdings PLC (United Kingdom)	171,229	$1,422,300
ING Groep N.V. (Netherlands)	24,640	359,662
Intesa Sanpaolo S.p.A. (Italy)	76,299	220,631
KBC Group N.V. (Belgium)	1,109	83,469
Lloyds Banking Group PLC (United Kingdom)	860,585	497,202
Mitsubishi UFJ Financial Group, Inc. (Japan)	30,800	248,009
Mizuho Financial Group, Inc. (Japan)	4,900	83,130
NatWest Group PLC (United Kingdom)	67,490	211,855
Nordea Bank Abp (Finland)	13,758	155,718
Resona Holdings, Inc. (Japan)	12,500	68,051
Skandinaviska Enskilda Banken AB, Class A (Sweden)	7,898	95,741
Standard Chartered PLC (United Kingdom)	27,955	268,523
Sumitomo Mitsui Financial Group, Inc. (Japan)	9,000	421,665
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	5,600	217,850
Svenska Handelsbanken AB, Class A (Sweden)	10,900	95,702
Swedbank AB, Class A (Sweden)	5,545	101,705
UniCredit S.p.A. (Italy)	5,753	145,668
		6,397,801
Beverages – 0.8%
Anheuser-Busch InBev S.A./N.V. (Belgium)	26,494	1,515,607
Asahi Group Holdings Ltd. (Japan)	2,100	82,549
Diageo PLC (United Kingdom)	12,019	524,537
Kirin Holdings Co. Ltd. (Japan)	12,400	183,153
		2,305,846
Biotechnology & Pharmaceuticals – 0.8%
Astellas Pharma, Inc. (Japan)	9,000	131,601
AstraZeneca PLC (United Kingdom)	6,820	979,872
Chugai Pharmaceutical Co. Ltd. (Japan)	7,700	229,162
Daiichi Sankyo Co. Ltd. (Japan)	3,800	117,038
GSK PLC	20,730	369,018

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Global Opportunistic Equity Fund
	Number of Shares	Value
Biotechnology & Pharmaceuticals (Continued)
Ono Pharmaceutical Co. Ltd. (Japan)	3,300	$ 60,474
Takeda Pharmaceutical Co. Ltd. (Japan)	8,200	250,714
		2,137,879
Cable & Satellite – 0.3%
Comcast Corp., Class A	16,241	735,068
Chemicals – 0.2%
Nitto Denko Corp. (Japan)	2,000	142,222
Shin-Etsu Chemical Co. Ltd. (Japan)	10,000	329,449
Toray Industries, Inc. (Japan)	11,800	66,073
		537,744
Commercial Support Services – 2.6%
Compass Group PLC (United Kingdom)	7,761	201,923
H&R Block, Inc.	146,435	4,921,680
Recruit Holdings Co. Ltd. (Japan)	9,000	311,721
Rentokil Initial PLC (United Kingdom)	11,793	96,162
Secom Co. Ltd. (Japan)	25,394	1,704,062
		7,235,548
Diversified Industrials – 0.1%
Hitachi Ltd. (Japan)	3,000	196,394
E-Commerce Discretionary – 3.7%
Alibaba Group Holding Ltd. (China)*	261,100	3,336,698
eBay, Inc.	102,664	4,569,575
JD.com, Inc., Class A (China)	82,050	1,698,729
PDD Holdings, Inc. (China)*	10,822	972,032
		10,577,034
Electric Utilities – 1.3%
Chubu Electric Power Co., Inc. (Japan)	6,500	81,430
National Grid PLC (United Kingdom)	257,232	3,409,567
SSE PLC (United Kingdom)	4,586	99,164
		3,590,161
Electrical Equipment – 0.2%
Daikin Industries Ltd. (Japan)	1,100	222,419
Mitsubishi Electric Corp. (Japan)	22,300	321,814
Toshiba Corp. (Japan)	4,088	131,986
		676,219
	Number of Shares	Value
Engineering & Construction – 1.1%
Ferrovial S.E. (Netherlands)	97,591	$ 3,234,061
Entertainment Content – 0.7%
Activision Blizzard, Inc.*	1,828	169,565
Electronic Arts, Inc.	1,160	158,166
NetEase, Inc. (China)	39,600	862,501
Nexon Co. Ltd. (Japan)	3,200	61,054
Square Enix Holdings Co. Ltd. (Japan)	1,400	64,847
Walt Disney (The) Co.*	7,338	652,275
		1,968,408
Food – 0.1%
MEIJI Holdings Co. Ltd. (Japan)	6,600	152,486
Yamazaki Baking Co. Ltd. (Japan)	5,586	80,390
		232,876
Gas & Water Utilities – 1.6%
Osaka Gas Co. Ltd. (Japan)	3,700	58,219
Severn Trent PLC (United Kingdom)	2,411	79,018
Snam S.p.A. (Italy)	228,575	1,201,564
United Utilities Group PLC (United Kingdom)(c)	249,028	3,193,424
		4,532,225
Health Care Facilities & Services – 5.4%
Alfresa Holdings Corp. (Japan)	5,400	86,118
CVS Health Corp.	65,087	4,861,348
DaVita, Inc.*	14,875	1,517,101
Fresenius Medical Care A.G. & Co. KGaA (Germany)	91,390	4,746,294
Henry Schein, Inc.*	19,713	1,553,187
Pediatrix Medical Group, Inc.*	176,088	2,417,688
		15,181,736
Home Construction – 0.1%
Berkeley Group Holdings (The) PLC (United Kingdom)	1,898	105,828
Sekisui House Ltd. (Japan)	2,961	60,410
		166,238
Household Products – 0.5%
Haleon PLC	31,798	137,254
Kao Corp. (Japan)	5,800	220,351

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Global Opportunistic Equity Fund
	Number of Shares	Value
Household Products (Continued)
Reckitt Benckiser Group PLC (United Kingdom)	4,154	$ 311,185
Unilever PLC (United Kingdom)	12,114	650,921
		1,319,711
Industrial Support Services – 0.0%(d)
Ashtead Group PLC (United Kingdom)	1,165	86,191
Institutional Financial Services – 0.3%
Daiwa Securities Group, Inc. (Japan)	14,300	77,519
Deutsche Boerse A.G. (Germany)	1,053	201,756
Japan Exchange Group, Inc. (Japan)	4,600	80,147
London Stock Exchange Group PLC (United Kingdom)	4,046	439,375
		798,797
Insurance – 1.2%
Allianz S.E. (Germany)(a)	2,215	529,384
Assicurazioni Generali S.p.A. (Italy)	3,888	82,816
Aviva PLC (United Kingdom)	30,889	153,894
AXA S.A. (France)	10,786	331,549
Dai-ichi Life Holdings, Inc. (Japan)	5,700	116,461
Hannover Rueck S.E. (Germany)	373	79,589
Legal & General Group PLC (United Kingdom)	67,210	201,420
MS&AD Insurance Group Holdings, Inc. (Japan)	4,100	152,493
Muenchener Rueckversicherungs-Gesellschaft A.G. (Germany)(a)	590	222,103
NN Group N.V. (Netherlands)	2,485	95,262
Prudential PLC (Hong Kong)	30,521	423,825
Sampo OYJ, Class A (Finland)	1,595	70,286
Sompo Holdings, Inc. (Japan)	1,600	70,737
Swiss Life Holding A.G. (Switzerland)(a)	188	119,541
Swiss Re A.G.	1,462	152,544
Tokio Marine Holdings, Inc. (Japan)	6,700	154,066
	Number of Shares	Value
Insurance (Continued)
Tryg A/S (Denmark)	2,537	$ 50,090
Zurich Insurance Group A.G. (Switzerland)	752	363,591
		3,369,651
Internet Media & Services – 5.9%
Alphabet, Inc., Class A*	26,377	3,500,756
Alphabet, Inc., Class C*	16,718	2,225,333
Baidu, Inc., Class A (China)*	87,700	1,714,604
Meituan, Class B (China)(b)*	92,970	1,774,808
Meta Platforms, Inc., Class A*	5,299	1,688,261
Netflix, Inc.*	603	264,699
Tencent Holdings Ltd. (China)	71,600	3,290,819
Tencent Music Entertainment Group ADR (China)*	96,468	674,311
Trip.com Group Ltd. (China)*	41,300	1,686,809
		16,820,400
Leisure Facilities & Services – 1.3%
Entain PLC (United Kingdom)	4,874	86,813
InterContinental Hotels Group PLC (United Kingdom)	1,412	104,357
International Game Technology PLC	105,960	3,584,627
		3,775,797
Leisure Products – 0.0%(d)
Shimano, Inc. (Japan)	800	120,582
Machinery – 0.3%
FANUC Corp. (Japan)	7,000	214,147
Keyence Corp. (Japan)	500	224,371
Komatsu Ltd. (Japan)	5,300	148,477
Nabtesco Corp. (Japan)	3,038	64,440
SMC Corp. (Japan)	400	209,025
Smiths Group PLC (United Kingdom)	3,417	74,524
Sumitomo Heavy Industries Ltd. (Japan)	2,800	68,919
		1,003,903
Medical Equipment & Devices – 2.2%
FUJIFILM Holdings Corp. (Japan)	2,600	150,971
Hoya Corp. (Japan)	1,300	151,397
Medtronic PLC	36,712	3,221,845

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Global Opportunistic Equity Fund
	Number of Shares	Value
Medical Equipment & Devices (Continued)
Olympus Corp. (Japan)	6,700	$ 109,324
Smith & Nephew PLC (United Kingdom)	163,086	2,481,029
		6,114,566
Metals & Mining – 0.4%
Anglo American PLC (South Africa)	6,161	189,462
Cameco Corp. (Canada)	2,987	105,015
Glencore PLC (Australia)	52,693	320,449
Rio Tinto PLC (Australia)	6,032	398,702
Sumitomo Metal Mining Co. Ltd. (Japan)	2,000	69,070
		1,082,698
Oil & Gas Producers – 3.9%
BP PLC (United Kingdom)	286,774	1,779,276
Canadian Natural Resources Ltd. (Canada)	9,445	574,371
Cenovus Energy, Inc. (Canada)	6,563	124,825
Chevron Corp.	1,761	288,205
China Petroleum & Chemical Corp., Class H (China)	302,250	169,271
Ecopetrol S.A. ADR (Colombia)(c)	6,719	78,747
ENEOS Holdings, Inc. (Japan)	17,600	63,855
Eni S.p.A. (Italy)	25,376	387,412
Equinor ASA (Norway)	9,355	286,155
Exxon Mobil Corp.	6,310	676,684
Galp Energia SGPS S.A. (Portugal)	7,492	99,566
Gazprom PJSC (Russia)(e)	100,532	—
Imperial Oil Ltd. (Canada)	1,610	86,736
Inpex Corp. (Japan)	19,700	254,371
LUKOIL PJSC (Russia)(e)	3,271	—
Neste OYJ (Finland)	6,861	252,588
OMV A.G. (Austria)	1,876	84,521
Petroleo Brasileiro S.A. ADR (Brazil)	39,563	580,785
Repsol S.A. (Spain)	12,458	190,202
Rosneft Oil Co. PJSC (Russia)(e)	48,304	—
Santos Ltd. (Australia)	17,507	94,205
Shell PLC (Netherlands)	95,355	2,889,998
Suncor Energy, Inc. (Canada)	12,645	395,657
TotalEnergies S.E. (France)	24,025	1,459,676
Woodside Energy Group Ltd. (Australia)	6,445	166,121
		10,983,227
	Number of Shares	Value
Publishing & Broadcasting – 0.0%(d)
Informa PLC (United Kingdom)	8,357	$ 81,313
Real Estate Owners & Developers – 0.1%
Mitsubishi Estate Co. Ltd. (Japan)	16,700	204,670
Mitsui Fudosan Co. Ltd. (Japan)	3,500	71,908
Sumitomo Realty & Development Co. Ltd. (Japan)	2,900	77,718
		354,296
Retail - Consumer Staples – 0.4%
Alibaba Health Information Technology Ltd. (China)(c)*	1,068,000	766,843
Seven & i Holdings Co. Ltd. (Japan)	3,000	124,455
Tesco PLC (United Kingdom)	54,932	181,939
		1,073,237
Retail - Discretionary – 0.1%
Associated British Foods PLC (United Kingdom)	3,975	104,610
Fast Retailing Co. Ltd. (Japan)	700	175,359
Kingfisher PLC (United Kingdom)	23,055	72,701
		352,670
Semiconductors – 0.1%
Tokyo Electron Ltd. (Japan)	1,700	255,148
Specialty Finance – 0.0%(d)
ORIX Corp. (Japan)	5,900	113,496
Steel – 0.1%
Mitsui & Co. Ltd. (Japan)	7,800	304,435
Technology Hardware – 1.2%
Casio Computer Co. Ltd. (Japan)	6,300	53,831
Cisco Systems, Inc.	30,489	1,586,647
Kyocera Corp. (Japan)	2,300	123,768
Murata Manufacturing Co. Ltd. (Japan)	4,600	273,248
Nidec Corp. (Japan)	2,400	143,340
Nintendo Co. Ltd. (Japan)	8,100	366,401
Panasonic Holdings Corp. (Japan)	18,200	224,650
Sony Group Corp. (Japan)	5,400	505,798
TDK Corp. (Japan)	5,900	226,019
		3,503,702

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Global Opportunistic Equity Fund
	Number of Shares	Value
Technology Services – 4.5%
Cognizant Technology Solutions Corp., Class A	48,091	$ 3,175,449
Experian PLC	3,982	153,887
Fiserv, Inc.*	12,873	1,624,701
Nexi SpA (Italy)(b)*	382,741	3,314,538
RELX PLC (United Kingdom)	8,785	295,674
Visa, Inc., Class A(c)	17,180	4,084,201
		12,648,450
Telecommunications – 1.8%
BT Group PLC (United Kingdom)	37,502	58,765
KDDI Corp. (Japan)	9,900	291,374
Nippon Telegraph & Telephone Corp. (Japan)	135,000	154,807
SES S.A. (France)	479,186	3,104,405
Softbank Corp. (Japan)	5,900	65,517
SoftBank Group Corp. (Japan)	7,600	386,555
T-Mobile U.S., Inc.*	2,064	284,357
Verizon Communications, Inc.	18,172	619,302
Vodafone Group PLC (United Kingdom)	166,460	158,347
		5,123,429
Tobacco & Cannabis – 0.2%
British American Tobacco PLC (United Kingdom)	12,924	434,610
Japan Tobacco, Inc. (Japan)	3,600	79,882
		514,492
Transportation & Logistics – 0.7%
East Japan Railway Co. (Japan)	4,600	260,425
Norfolk Southern Corp.	6,712	1,567,856
Poste Italiane S.p.A. (Italy)(b)	7,077	80,844
		1,909,125
Transportation Equipment – 0.9%
Knorr-Bremse A.G. (Germany)	34,525	2,428,415
Wholesale - Consumer Staples – 0.2%
ITOCHU Corp. (Japan)	9,100	368,052
Mitsubishi Corp. (Japan)	6,500	332,582
		700,634
		Number of Shares	Value
Wholesale - Discretionary – 0.0%(d)
Bunzl PLC (United Kingdom)		3,168	$ 117,431
Total Common Stocks (Cost $132,093,541)			144,692,367

Investment Companies – 42.6%
Franklin FTSE Brazil ETF		263,032	5,323,768
Invesco KBW Bank ETF		351,303	16,093,190
iShares Core DAX UCITS ETF DE (Germany)*	EUR	56,046	8,500,219
iShares MSCI South Korea ETF(c)		123,317	8,332,530
Materials Select Sector SPDR® Fund ETF		50,763	4,351,404
Schwab Fundamental Emerging Markets Large Company Index ETF(c)		595,780	16,890,363
Vanguard Consumer Staples ETF(c)		50,239	9,987,513
Vanguard Health Care ETF		28,053	6,938,629
Vanguard Total Stock Market ETF(c)		192,417	43,938,422
Total Investment Companies (Cost $112,160,533)			120,356,038

Short-Term Investments – 12.3%
Money Market Funds – 12.3%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 5.33%(f)(g)	$17,256,467	17,256,467
Northern Institutional Funds - Treasury Portfolio (Premier), 5.12%(f)	17,327,627	17,327,627
Total Short-Term Investments (Cost $34,584,094)		34,584,094
Total Investments – 106.1% (Cost $278,838,168)		299,632,499
Liabilities less Other Assets – (6.1)%(h)		(17,209,141)
NET ASSETS – 100.0%		$282,423,358

Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.
(a)	Security sold outside United States without registration under the Securities Act of 1933.

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Global Opportunistic Equity Fund
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Security either partially or fully on loan. As of July 31, 2023, the total value of securities on loan is $20,698,156.
(d)	Amount rounds to less than 0.05%.
(e)	Investment is valued using significant unobservable inputs (Level 3).
(f)	7-day current yield as of July 31, 2023 is disclosed.
(g)	Security purchased with the cash proceeds from securities loaned. As of July 31, 2023, total cash collateral has a value of $17,256,467 and total non-cash collateral has a value of $3,891,548.
(h)	Includes appreciation/(depreciation) on forward foreign currency exchange contracts.
*	Non-Income Producing Security

Abbreviations:

ADR	American Depositary Receipt
CVA	Credit Valuation Adjustment
DAX	Deutscher Aktienindex
ETF	Exchange-Traded Fund
EUR	Euro
FTSE	Financial Times Stock Exchange
MSCI	Morgan Stanley Capital International
PJSC	Public Joint Stock Company
PLC	Public Limited Company
SPDR	Standard & Poor's Depositary Receipt
UCITS	Undertakings for Collective Investment in Transferable Securities
Concentration by Currency (%)(a)
U.S. Dollar	61.0
Euro	12.2
British Pound	8.7
Japanese Yen	5.8
All other currencies less than 5%	12.3
Total	100.0
(a) Percentages shown are based on Net Assets.
Country Diversification (%)(a)
United States	59.9
United Kingdom	7.0
China	6.0
Germany	5.9
Japan	5.8
All other countries less than 5%(b)	15.4
Total	100.0

(a) Percentages shown are based on Net Assets.
(b) Includes Other.

Forward Foreign Currency Exchange Contracts outstanding at July 31, 2023:

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

8/31/23	U.S. Dollars	202,929	Euro	183,637	State Street	$ 682
8/31/23	U.S. Dollars	112,233	British Pounds	87,177	State Street	336
8/31/23	U.S. Dollars	66,588	Swiss Francs	57,723	State Street	155
8/31/23	U.S. Dollars	3,986	Norwegian Kroner	40,164	State Street	19
Net Unrealized Appreciation						$1,192

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Global Opportunistic Equity Fund
Valuation Hierarchy
The following is a summary of the inputs used, as of July 31, 2023, in valuing the Fund's investments carried at fair value:
Morningstar Global Opportunistic Equity Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Common Stocks	$ 63,347,565	$81,344,802	$—*	$144,692,367
Investment Companies	120,356,038	—	—	120,356,038
Short-Term Investments	34,584,094	—	—	34,584,094
Total Investments	$218,287,697	$81,344,802	$—	$299,632,499

*Includes securities determined to have no value as of July 31, 2023.

Morningstar Global Opportunistic Equity Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$1,192	$—	$1,192
Total Derivative Financial Instruments	$—	$1,192	$—	$1,192

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments
Morningstar Alternatives Fund
	Par (a)	Value
Long Positions – 96.9%
Asset-Backed Securities – 1.0%
Automobile – 0.4%
ACC Auto Trust, Series 2021-A, Class A, 1.08%, 4/15/27(b)	$ 2,681	$ 2,676
Carvana Auto Receivables Trust, Series 2021-N2, Class B, 0.75%, 3/10/28	49,641	45,806
Drive Auto Receivables Trust, Series 2021-3, Class C, 1.47%, 1/15/27	600,000	578,530
JPMorgan Chase Bank NA - CACLN,
Series 2021-2, Class B, 0.89%, 12/26/28(b)	96,108	93,075
Series 2021-3, Class B, 0.76%, 2/26/29(b)	254,867	242,932

Santander Bank NA - SBCLN, Series 2021-1A, Class B, 1.83%, 12/15/31(b)	82,724	80,370
		1,043,389
Other – 0.6%
Affirm Asset Securitization Trust,
Series 2022-A, Class 1A, 4.30%, 5/17/27(b)	550,000	536,324
Series 2023-A, Class 1A, 6.61%, 1/18/28(b)	474,000	473,871

Avant Loans Funding Trust, Series 2021-REV1, Class A, 1.21%, 7/15/30(b)	233,422	229,235
Upstart Securitization Trust,
Series 2021-3, Class A, 0.83%, 7/20/31(b)	56,996	56,564
Series 2021-4, Class A, 0.84%, 9/20/31(b)	107,643	106,085
Series 2021-5, Class A, 1.31%, 11/20/31(b)	139,854	137,021
		1,539,100
Total Asset-Backed Securities (Cost $2,604,797)		2,582,489

Number of Shares
Common Stocks – 20.5%
Aerospace & Defense – 0.1%
General Dynamics Corp.	249	55,671
	Number of Shares	Value
Aerospace & Defense (Continued)
Huntington Ingalls Industries, Inc.	236	$ 54,202
Lockheed Martin Corp.	115	51,333
		161,206
Asset Management – 0.6%
Focus Financial Partners, Inc. Class A*	29,851	1,562,103
Banking – 0.6%
Credicorp Ltd. (Peru)	361	56,695
First Horizon Corp.	70,286	957,998
PacWest Bancorp	56,336	523,925
		1,538,618
Beverages – 0.0%(c)
Coca-Cola Europacific Partners PLC (United Kingdom)	818	51,853
Keurig Dr. Pepper, Inc.	806	27,412
		79,265
Biotechnology & Pharmaceuticals – 3.5%
AbbVie, Inc.	388	58,037
Amgen, Inc.	239	55,962
Bristol-Myers Squibb Co.	840	52,239
Dechra Pharmaceuticals PLC (United Kingdom)	22,136	1,055,278
DICE Therapeutics, Inc.*	21,987	1,033,389
Gilead Sciences, Inc.	699	53,222
Horizon Therapeutics PLC(d)(e)*	34,588	3,468,139
Merck & Co., Inc.	477	50,872
Pfizer, Inc.	1,496	53,946
Reata Pharmaceuticals, Inc., Class A*	8,417	1,393,687
Royalty Pharma PLC, Class A	916	28,744
Seagen, Inc.(d)*	8,614	1,651,993
Swedish Orphan Biovitrum AB (Sweden)*	18,689	365,801
		9,321,309
Chemicals – 0.2%
Air Products and Chemicals, Inc.	33	10,076
Rogers Corp.(d)*	3,756	633,299
		643,375
Commercial Support Services – 0.5%
Applus Services S.A. (Spain)	28,477	305,488
Caverion OYJ (Finland)	110,313	1,038,235
		1,343,723

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Construction Materials – 0.0%(c)
MDU Resources Group, Inc.	1,709	$ 37,803
Containers & Packaging – 0.0%(c)
Amcor PLC	4,073	41,789
Sonoco Products Co.	93	5,454
		47,243
Electric Utilities – 1.1%
American Electric Power Co., Inc.	345	29,235
Avangrid, Inc.	44	1,631
Brookfield Renewable Corp., Class A	1,539	47,971
CMS Energy Corp.	272	16,611
Consolidated Edison, Inc.	578	54,829
DTE Energy Co.	110	12,573
Duke Energy Corp.	589	55,142
Evergy, Inc.	894	53,613
FirstEnergy Corp.	1,363	53,689
OGE Energy Corp.	213	7,700
Pinnacle West Capital Corp.	141	11,678
PNM Resources, Inc.(d)	59,389	2,661,815
WEC Energy Group, Inc.	581	52,209
Xcel Energy, Inc.	236	14,804
		3,073,500
Electrical Equipment – 1.1%
National Instruments Corp.(d)	51,473	3,036,907
Entertainment Content – 2.8%
Activision Blizzard, Inc.(e)*	51,559	4,782,613
Rovio Entertainment Oyj (Finland)(b)	46,741	473,318
TEGNA, Inc.	143,656	2,427,786
		7,683,717
Food – 0.2%
Campbell Soup Co.	1,158	53,060
Conagra Brands, Inc.	1,538	50,462
Flowers Foods, Inc.	2,128	52,583
General Mills, Inc.	697	52,094
Hormel Foods Corp.	659	26,940
Ingredion, Inc.	78	8,678
JM Smucker (The) Co.	359	54,083
Kellogg Co.	780	52,174
Kraft Heinz (The) Co.	1,495	54,089
		404,163
Gas & Water Utilities – 0.1%
Atmos Energy Corp.	339	41,260
	Number of Shares	Value
Gas & Water Utilities (Continued)
Brookfield Infrastructure Corp., Class A (Canada)	940	$ 43,917
New Jersey Resources Corp.	349	15,600
NiSource, Inc.	349	9,716
ONE Gas, Inc.	241	19,070
		129,563
Health Care Facilities & Services – 0.7%
Amedisys, Inc.(e)*	3,575	324,753
Cardinal Health, Inc.	566	51,772
CVS Health Corp.	365	27,262
Quest Diagnostics, Inc.	382	51,650
Syneos Health, Inc.*	34,416	1,459,583
		1,915,020
Household Products – 0.0%(c)
Kimberly-Clark Corp.	353	45,572
Industrial Support Services – 0.6%
MSC Industrial Direct Co., Inc., Class A	473	47,735
RB Global, Inc. (Canada)	2,534	163,392
Triton International Ltd.(d)	15,112	1,274,093
		1,485,220
Insurance – 0.4%
Aflac, Inc.	765	55,340
American Equity Investment Life Holding Co.(d)	12,589	675,652
American Financial Group, Inc.	274	33,321
Axis Capital Holdings Ltd.	101	5,567
Hartford Financial Services Group (The), Inc.	120	8,626
Old Republic International Corp.	2,116	58,338
Reinsurance Group of America, Inc.	8	1,123
TOWER Ltd. (New Zealand)	173,173	67,761
Travelers (The) Cos., Inc.	307	52,991
		958,719
Leisure Facilities & Services – 0.0%(c)
Darden Restaurants, Inc.	325	54,899
Machinery – 1.0%
CIRCOR International, Inc.*	50,498	2,812,739

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Medical Equipment & Devices – 0.1%
Globus Medical, Inc., Class A(d)*	4,993	$ 300,928
Medtronic PLC	619	54,324
		355,252
Oil & Gas Producers – 1.4%
Baytex Energy Corp. (Canada)(d)*	18,711	75,593
Chevron Corp.	349	57,117
Denbury, Inc.(d)*	26,140	2,297,968
Exxon Mobil Corp.	18	1,930
PDC Energy, Inc.	18,268	1,386,359
Williams (The) Cos., Inc.	1,647	56,739
		3,875,706
Real Estate Investment Trusts – 0.2%
NNN REIT, Inc.	1,235	52,710
Public Storage	115	32,401
Urstadt Biddle Properties, Inc., Class A(d)	21,921	497,168
		582,279
Real Estate Owners & Developers – 0.4%
Radius Global Infrastructure, Inc. Class A*	79,760	1,189,222
Retail - Consumer Staples – 0.3%
Albertsons Cos., Inc., Class A(d)	33,950	737,733
Retail - Discretionary – 0.0%(c)
Dick's Sporting Goods, Inc.	123	17,343
Genuine Parts Co.	323	50,298
		67,641
Semiconductors – 0.5%
Magnachip Semiconductor Corp. (South Korea)*	21,619	199,976
Silicon Motion Technology Corp. ADR (Taiwan)(d)	19,766	1,253,164
		1,453,140
Software – 3.0%
Black Knight, Inc.*	3,064	215,460
ForgeRock, Inc., Class A*	50,160	1,035,804
New Relic, Inc.*	14,311	1,201,838
SimCorp A/S (Denmark)	13,193	1,414,640
Software A.G. (Germany)*	16,453	575,264
VMware, Inc., Class A(d)*	23,430	3,693,271
		8,136,277
	Number of Shares	Value
Steel – 0.1%
Kloeckner & Co. S.E. (Germany)	19,511	$ 206,801
Technology Hardware – 0.1%
Cisco Systems, Inc.	1,043	54,278
Garmin Ltd.	143	15,142
Juniper Networks, Inc.	1,710	47,538
		116,958
Technology Services – 0.5%
Automatic Data Processing, Inc.	68	16,814
EMIS Group PLC (United Kingdom)	20,960	390,623
International Business Machines Corp.	403	58,104
Moneylion, Inc.*	838	12,030
Network International Holdings PLC (United Arab Emirates)(b)*	85,168	422,336
Ordina N.V. (Netherlands)	85,666	536,892
		1,436,799
Telecommunications – 0.0%(c)
GCI Liberty Escrow, Inc., Class A(f)*	31,520	—
Transportation & Logistics – 0.0%(c)
Union Pacific Corp.	16	3,712
Wholesale - Discretionary – 0.4%
Lookers PLC (United Kingdom)	151,702	243,748
Uni-Select, Inc. (Canada)*	19,559	710,481
		954,229
Total Common Stocks (Cost $55,574,507)		55,450,413

	Par (a)
Convertible Bonds – 26.3%
Advertising & Marketing – 0.4%
Magnite, Inc., 0.25%, 3/15/26(d)	$1,307,000	1,109,643
Asset Management – 0.8%
RWT Holdings, Inc., 5.75%, 10/01/25(d)	1,073,000	971,736
WisdomTree, Inc., 5.75%, 8/15/28(b)(d)	1,056,000	1,099,296
		2,071,032
Biotechnology & Pharmaceuticals – 2.4%
Bridgebio Pharma, Inc., 2.25%, 2/01/29	720,000	582,087

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par (a)	Value
Biotechnology & Pharmaceuticals (Continued)
Coherus Biosciences, Inc., 1.50%, 4/15/26(d)	$ 657,000	$ 413,910
Collegium Pharmaceutical, Inc., 2.88%, 2/15/29(b)(d)	1,151,000	1,005,567
Halozyme Therapeutics, Inc., 0.25%, 3/01/27(d)	1,367,000	1,197,420
Insmed, Inc., 0.75%, 6/01/28(d)	1,569,000	1,349,340
Jazz Investments I Ltd., 1.50%, 8/15/24(d)	768,000	736,128
Mirum Pharmaceuticals, Inc., 4.00%, 5/01/29(b)(d)	1,048,000	1,174,415
		6,458,867
Cable & Satellite – 0.9%
Cable One, Inc., 1.13%, 3/15/28(d)	1,343,000	1,024,037
Liberty Media Corp., 3.75%, 3/15/28(b)(d)	1,343,000	1,459,841
		2,483,878
Consumer Services – 0.4%
Chegg, Inc., 0.13%, 3/15/25(d)	1,275,000	1,122,000
E-Commerce Discretionary – 0.8%
PDD Holdings, Inc., 0.00%, 12/01/25(g)	1,190,000	1,163,312
Wayfair, Inc., 1.00%, 8/15/26(d)	1,029,000	892,311
		2,055,623
Electric Utilities – 0.7%
Duke Energy Corp., 4.13%, 4/15/26(b)(d)	996,000	980,562
NRG Energy, Inc., 2.75%, 6/01/48(d)	798,000	847,875
		1,828,437
Electrical Equipment – 0.6%
Bloom Energy Corp., 3.00%, 6/01/28(b)(d)	989,000	1,186,174
Mesa Laboratories, Inc., 1.38%, 8/15/25(d)	622,000	566,215
		1,752,389
Health Care Facilities & Services – 0.1%
UpHealth, Inc.,
(SOFR + 9.00%), 14.31%, 12/15/25(b)(h)	152,000	120,840
6.25%, 6/15/26(b)	66,000	19,099
		139,939
	Par (a)	Value
Household Products – 0.4%
Beauty Health (The) Co., 1.25%, 10/01/26(b)(d)	$1,394,000	$1,101,260
Internet Media & Services – 2.5%
Airbnb, Inc., 0.00%, 3/15/26(d)(g)	786,000	707,007
Liberty TripAdvisor Holdings, Inc., 0.50%, 6/30/51(b)(d)	1,848,000	1,520,904
Lyft, Inc., 1.50%, 5/15/25	1,391,000	1,266,505
Snap, Inc., 0.00%, 5/01/27(d)(g)	1,353,000	1,014,074
Upwork, Inc., 0.25%, 8/15/26(d)	1,498,000	1,245,426
Ziff Davis, Inc., 1.75%, 11/01/26(b)(d)	1,132,000	1,075,400
		6,829,316
Leisure Facilities & Services – 1.7%
Cheesecake Factory (The), Inc., 0.38%, 6/15/26(d)	1,492,000	1,260,740
Live Nation Entertainment, Inc., 3.13%, 1/15/29(b)(d)	1,052,000	1,148,784
Marcus (The) Corp., 5.00%, 9/15/25(b)(d)	316,000	489,958
Marriott Vacations Worldwide Corp., 3.25%, 12/15/27(b)(d)	408,000	391,680
Royal Caribbean Cruises Ltd., 6.00%, 8/15/25(b)(d)	597,000	1,369,518
		4,660,680
Medical Equipment & Devices – 1.2%
CONMED Corp., 2.25%, 6/15/27	956,000	1,003,322
Haemonetics Corp., 0.00%, 3/01/26(d)(g)	1,609,000	1,391,860
Integer Holdings Corp., 2.13%, 2/15/28(b)(d)	631,000	768,558
		3,163,740
Oil, Gas Services & Equipment – 0.3%
Helix Energy Solutions Group, Inc., 6.75%, 2/15/26(d)	488,000	748,592
Real Estate Investment Trusts – 0.9%
Pebblebrook Hotel Trust, 1.75%, 12/15/26(d)	1,469,000	1,280,980
Summit Hotel Properties, Inc., 1.50%, 2/15/26(d)	1,464,000	1,236,976
		2,517,956

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par (a)	Value
Renewable Energy – 0.9%
Array Technologies, Inc., 1.00%, 12/01/28	$1,041,000	$1,070,668
Sunnova Energy International, Inc.,
0.25%, 12/01/26	1,027,000	799,006
2.63%, 2/15/28(b)	860,000	691,116
		2,560,790
Retail - Discretionary – 0.3%
Patrick Industries, Inc., 1.75%, 12/01/28(d)	841,000	851,092
Software – 3.3%
Bentley Systems, Inc., 0.38%, 7/01/27(d)	984,000	881,664
Ceridian HCM Holding, Inc., 0.25%, 3/15/26(d)	937,000	832,216
Envestnet, Inc.,
0.75%, 8/15/25(d)	577,000	532,283
2.63%, 12/01/27(b)	676,000	726,700

i3 Verticals LLC, 1.00%, 2/15/25(d)	1,035,000	963,197
Jamf Holding Corp., 0.13%, 9/01/26(d)	709,000	613,899
Kaleyra, Inc., 6.13%, 6/01/26(b)	104,000	101,206
Mitek Systems, Inc., 0.75%, 2/01/26(d)	825,000	712,098
NextGen Healthcare, Inc., 3.75%, 11/15/27(b)(d)	1,047,000	1,025,536
Progress Software Corp., 1.00%, 4/15/26(d)	524,000	587,928
Q2 Holdings, Inc., 0.75%, 6/01/26(d)	975,000	850,596
Verint Systems, Inc., 0.25%, 4/15/26(d)	1,102,000	987,668
		8,814,991
Specialty Finance – 3.6%
EZCORP, Inc., 3.75%, 12/15/29(b)(d)	1,046,000	1,074,072
LendingTree, Inc., 0.50%, 7/15/25	1,786,000	1,375,220
PennyMac Corp.,
5.50%, 11/01/24(d)	2,100,000	2,009,700
5.50%, 3/15/26	923,000	812,240

SoFi Technologies, Inc., 0.00%, 10/15/26(b)(d)(g)	1,950,000	1,659,450
Two Harbors Investment Corp., 6.25%, 1/15/26(d)	1,818,000	1,627,110
Upstart Holdings, Inc., 0.25%, 8/15/26	1,471,000	1,084,863
		9,642,655
	Par (a)	Value
Technology Hardware – 0.4%
Lumentum Holdings, Inc., 0.50%, 12/15/26(d)	$1,193,000	$ 1,030,861
Technology Services – 1.1%
Affirm Holdings, Inc., 0.00%, 11/15/26(g)	578,000	428,443
Perficient, Inc., 0.13%, 11/15/26	1,466,000	1,159,632
Repay Holdings Corp., 0.00%, 2/01/26(b)(g)	632,000	518,619
Sabre GLBL, Inc., 4.00%, 4/15/25(d)	844,000	740,165
		2,846,859
Transportation & Logistics – 2.2%
Air Transport Services Group, Inc., 1.13%, 10/15/24(d)	1,347,000	1,292,312
American Airlines Group, Inc., 6.50%, 7/01/25	1,296,000	1,586,304
CryoPort, Inc., 0.75%, 12/01/26(b)(d)	1,341,000	1,049,043
JetBlue Airways Corp., 0.50%, 4/01/26(d)	1,110,000	899,982
Spirit Airlines, Inc., 1.00%, 5/15/26(d)	1,321,000	1,162,727
		5,990,368
Transportation Equipment – 0.4%
Greenbrier (The) Cos., Inc., 2.88%, 4/15/28(d)	1,145,000	1,174,541
Total Convertible Bonds (Cost $71,861,049)		70,955,509

	Number of Shares
Convertible Preferred Stocks – 1.5%
Banking – 0.4%
New York Community Capital Trust V, 6.00%	23,824	980,358
Chemicals – 0.2%
Lyondellbasell Advanced Polymers, Inc., 6.00%	669	565,305
Engineering & Construction – 0.2%
Fluor Corp., 6.50%	464	653,145
Specialty Finance – 0.5%
Ready Capital Corp., 7.00%	51,095	1,273,798

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Technology Hardware – 0.2%
NCR Corp., (100% Cash), 5.50%(i)	556	$ 628,224
Total Convertible Preferred Stocks (Cost $4,205,010)		4,100,830

	Par (a)
Corporate Bonds – 17.3%
Advertising & Marketing – 0.0%(c)
Interpublic (The) Group of Cos., Inc, 2.40%, 3/01/31	$ 5,000	$ 4,066
Aerospace & Defense – 0.5%
Boeing (The) Co.,
2.20%, 2/04/26	60,000	55,372
5.15%, 5/01/30	105,000	104,109
General Dynamics Corp.,
3.50%, 4/01/27	130,000	124,094
3.75%, 5/15/28	70,000	67,226
Howmet Aerospace, Inc.,
5.90%, 2/01/27	125,000	126,134
5.95%, 2/01/37	25,000	25,417
Lockheed Martin Corp.,
5.10%, 11/15/27	40,000	40,562
3.90%, 6/15/32	105,000	98,363
5.25%, 1/15/33	170,000	175,474
4.75%, 2/15/34	320,000	318,025
TransDigm, Inc.,
5.50%, 11/15/27	45,000	42,652
6.75%, 8/15/28(b)	114,000	114,340
		1,291,768
Apparel & Textile Products – 0.0%(c)
Tapestry, Inc., 3.05%, 3/15/32	140,000	111,796
Asset Management – 0.2%
Ameriprise Financial, Inc.,
3.00%, 4/02/25	100,000	96,052
5.15%, 5/15/33	85,000	84,322
Ares Capital Corp.,
2.15%, 7/15/26	48,000	42,050
2.88%, 6/15/27	60,000	52,594
2.88%, 6/15/28	40,000	33,682

Barings BDC, Inc., 3.30%, 11/23/26	35,000	30,681
Charles Schwab (The) Corp., 1.15%, 5/13/26	50,000	44,462
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(b)	14,000	12,746
	Par (a)	Value
Asset Management (Continued)
FS KKR Capital Corp.,
2.63%, 1/15/27	$105,000	$ 90,445
3.25%, 7/15/27	10,000	8,668

Golub Capital BDC, Inc., 2.50%, 8/24/26	10,000	8,783
NFP Corp., 6.88%, 8/15/28(b)	31,000	27,439
		531,924
Automotive – 0.5%
American Honda Finance Corp., 1.20%, 7/08/25	75,000	69,389
Ford Motor Co.,
9.63%, 4/22/30	50,000	58,355
5.29%, 12/08/46	25,000	20,664
Ford Motor Credit Co. LLC,
3.38%, 11/13/25	200,000	186,996
7.35%, 11/04/27	60,000	61,487
7.35%, 3/06/30	60,000	62,113
General Motors Financial Co., Inc.,
4.35%, 4/09/25	80,000	78,570
2.35%, 2/26/27	200,000	179,532
6.40%, 1/09/33	70,000	72,008

Lear Corp., 3.80%, 9/15/27	60,000	56,365
Toyota Motor Credit Corp.,
3.95%, 6/30/25	280,000	273,932
3.65%, 8/18/25	150,000	145,721
1.13%, 6/18/26	30,000	26,964
		1,292,096
Banking – 1.9%
Bank of America Corp.,
(SOFR + 0.73%), 0.81%, 10/24/24(j)	67,000	66,121
4.00%, 1/22/25	50,000	48,724
(SOFR + 0.69%), 0.98%, 4/22/25(j)	120,000	115,429
(SOFR + 0.91%), 0.98%, 9/25/25(j)	20,000	18,896
(3M CME Term SOFR + 1.07%), 3.37%, 1/23/26(j)	25,000	24,100
(SOFR + 1.33%), 3.38%, 4/02/26(j)	695,000	668,488
(SOFR + 1.15%), 1.32%, 6/19/26(j)	210,000	192,920
(SOFR + 1.75%), 4.83%, 7/22/26(j)	105,000	103,616
(SOFR + 2.04%), 4.95%, 7/22/28(j)	110,000	108,197
(SOFR + 1.99%), 6.20%, 11/10/28(j)	125,000	128,443

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par (a)	Value
Banking (Continued)
Bank of America Corp.,
(3M CME Term SOFR + 1.25%), 2.50%, 2/13/31(j)	$ 80,000	$ 67,024
(SOFR + 1.22%), 2.65%, 3/11/32(j)	50,000	41,403
(SOFR + 1.21%), 2.57%, 10/20/32(j)	30,000	24,348
Citigroup, Inc.,
(SOFR + 0.67%), 0.98%, 5/01/25(j)	85,000	81,790
(SOFR + 1.37%), 4.14%, 5/24/25(j)	110,000	108,596
(SOFR + 0.77%), 1.46%, 6/09/27(j)	375,000	334,263
4.45%, 9/29/27	100,000	96,189

Fifth Third Bancorp, (SOFR + 2.34%), 6.34%, 7/27/29(j)	30,000	30,546
JPMorgan Chase & Co.,
(SOFR + 0.98%), 3.85%, 6/14/25(j)	244,000	239,418
(SOFR + 0.61%), 1.56%, 12/10/25(j)	130,000	122,618
(SOFR + 0.92%), 2.60%, 2/24/26(j)	327,000	312,165
(3M CME Term SOFR + 1.59%), 2.01%, 3/13/26(j)	300,000	283,021
(SOFR + 0.80%), 1.05%, 11/19/26(j)	180,000	162,557
(3M CME Term SOFR + 0.70%), 1.04%, 2/04/27(j)	205,000	182,918
(SOFR + 0.77%), 1.47%, 9/22/27(j)	95,000	84,102
(SOFR + 1.99%), 4.85%, 7/25/28(j)	245,000	241,610
(SOFR + 1.85%), 5.35%, 6/01/34(j)	120,000	120,863
Santander Holdings USA, Inc.,
(SOFR Index + 1.38%), 4.26%, 6/09/25(j)	70,000	67,885
(SOFR + 2.36%), 6.50%, 3/09/29(j)	10,000	10,044
Truist Financial Corp.,
4.00%, 5/01/25	50,000	48,518
(SOFR + 1.46%), 4.26%, 7/28/26(j)	90,000	87,105

U.S. Bancorp, (SOFR + 1.66%), 4.55%, 7/22/28(j)	20,000	19,232
Wells Fargo & Co.,
(SOFR + 0.51%), 0.81%, 5/19/25(j)	33,000	31,618
	Par (a)	Value
Banking (Continued)
Wells Fargo & Co.,
(3M CME Term SOFR + 1.09%), 2.41%, 10/30/25(j)	$ 12,000	$ 11,483
(SOFR + 1.32%), 3.91%, 4/25/26(j)	165,000	159,692
(SOFR + 1.51%), 3.53%, 3/24/28(j)	160,000	149,570
(SOFR + 1.98%), 4.81%, 7/25/28(j)	240,000	234,033
(SOFR + 1.74%), 5.57%, 7/25/29(j)	80,000	80,424
(SOFR + 1.99%), 5.56%, 7/25/34(j)	90,000	90,355
		4,998,324
Beverages – 0.2%
Constellation Brands, Inc., 4.35%, 5/09/27	65,000	63,505
PepsiCo, Inc.,
3.60%, 2/18/28	250,000	241,176
4.45%, 2/15/33	210,000	210,829
		515,510
Biotechnology & Pharmaceuticals – 0.9%
AbbVie, Inc.,
2.60%, 11/21/24	370,000	356,192
3.80%, 3/15/25	70,000	68,196
3.60%, 5/14/25	170,000	164,698
Amgen, Inc.,
5.15%, 3/02/28	35,000	35,023
4.05%, 8/18/29	15,000	14,253
5.25%, 3/02/30	65,000	65,425

Bausch Health Cos., Inc., 11.00%, 9/30/28(b)	69,000	50,870
Biogen, Inc., 2.25%, 5/01/30	495,000	408,956
Bristol-Myers Squibb Co., 1.45%, 11/13/30	50,000	39,893
Eli Lilly & Co., 4.70%, 2/27/33	130,000	131,057
Merck & Co., Inc., 4.50%, 5/17/33	410,000	403,541
Perrigo Finance Unlimited Co., 4.65%, 6/15/30	40,000	35,847
Pfizer Investment Enterprises Pte. Ltd.,
4.45%, 5/19/28	30,000	29,494
4.65%, 5/19/30	30,000	29,696
4.75%, 5/19/33	50,000	49,669

Regeneron Pharmaceuticals, Inc., 1.75%, 9/15/30	460,000	367,843

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par (a)	Value
Biotechnology & Pharmaceuticals (Continued)

Viatris, Inc., 1.65%, 6/22/25	$ 30,000	$ 27,747
Zoetis, Inc.,
3.00%, 9/12/27	140,000	130,670
2.00%, 5/15/30	100,000	83,128
		2,492,198
Cable & Satellite – 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.,
6.38%, 9/01/29(b)	40,000	38,247
7.38%, 3/01/31(b)	215,000	213,775

Charter Communications Operating LLC/Charter Communications Operating Capital, 2.25%, 1/15/29	15,000	12,441
Comcast Corp., 3.40%, 4/01/30	50,000	45,827
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 8/15/27(b)	125,000	112,841
DISH DBS Corp.,
7.75%, 7/01/26	50,000	32,325
7.38%, 7/01/28	20,000	11,250

GCI LLC, 4.75%, 10/15/28(b)	20,000	17,385
Sirius XM Radio, Inc.,
5.00%, 8/01/27(b)	80,000	74,327
5.50%, 7/01/29(b)	99,000	90,453
		648,871
Chemicals – 0.2%
Air Products and Chemicals, Inc., 1.85%, 5/15/27	110,000	99,270
Albemarle Corp., 4.65%, 6/01/27	70,000	68,020
Ashland, Inc., 3.38%, 9/01/31(b)	70,000	56,761
Chemours (The) Co., 5.38%, 5/15/27	50,000	47,582
EIDP, Inc., 2.30%, 7/15/30	60,000	50,005
LYB International Finance II B.V., 3.50%, 3/02/27	30,000	28,335
PPG Industries, Inc., 1.20%, 3/15/26	165,000	148,489
		498,462
Commercial Support Services – 0.2%
ADT Security (The) Corp., 4.13%, 8/01/29(b)	36,000	31,230
	Par (a)	Value
Commercial Support Services (Continued)
Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27(b)	$ 25,000	$ 22,927
Cintas Corp. No. 2,
3.45%, 5/01/25	135,000	130,683
3.70%, 4/01/27	171,000	164,809

Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 4/15/26(b)	50,000	49,021
Waste Connections, Inc.,
2.60%, 2/01/30	5,000	4,319
3.20%, 6/01/32	55,000	47,749
		450,738
Construction Materials – 0.1%
Eagle Materials, Inc., 2.50%, 7/01/31	38,000	31,177
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/28(b)	28,000	26,690
Standard Industries, Inc., 4.38%, 7/15/30(b)	135,000	117,191
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 1/15/29(b)	10,000	9,434
		184,492
Consumer Services – 0.0%(c)
Service Corp. International,
3.38%, 8/15/30	15,000	12,507
4.00%, 5/15/31	54,000	46,035
		58,542
Containers & Packaging – 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 8/15/27(b)	40,000	34,330
Ball Corp., 6.00%, 6/15/29	45,000	45,000
Mauser Packaging Solutions Holding Co.,
7.88%, 8/15/26(b)	10,000	9,973
9.25%, 4/15/27(b)	11,000	10,220

Sealed Air Corp., 6.88%, 7/15/33(b)	60,000	62,744
		162,267
Diversified Industrials – 0.0%(c)
Honeywell International, Inc., 4.50%, 1/15/34	80,000	78,046

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par (a)	Value
E-Commerce Discretionary – 0.0%(c)
eBay, Inc., 1.90%, 3/11/25	$ 50,000	$47,293
Electric Utilities – 0.8%
AEP Texas, Inc., 3.95%, 6/01/28	50,000	47,166
AES (The) Corp., 5.45%, 6/01/28	30,000	29,729
Alabama Power Co., 3.05%, 3/15/32	35,000	30,472
Appalachian Power Co., 4.50%, 8/01/32	20,000	18,785
Arizona Public Service Co., 2.20%, 12/15/31	50,000	39,293
Berkshire Hathaway Energy Co., 1.65%, 5/15/31	25,000	19,477
Black Hills Corp.,
1.04%, 8/23/24	10,000	9,499
3.15%, 1/15/27	20,000	18,578
Calpine Corp.,
4.63%, 2/01/29(b)	25,000	21,526
5.00%, 2/01/31(b)	53,000	44,612

CenterPoint Energy Houston Electric LLC, 4.45%, 10/01/32	30,000	28,798
Constellation Energy Generation LLC, 3.25%, 6/01/25	50,000	47,872
Dominion Energy, Inc., 3.38%, 4/01/30	50,000	44,603
DTE Energy Co., 1.05%, 6/01/25	55,000	50,616
Duke Energy Carolinas LLC, 4.95%, 1/15/33	10,000	9,951
Duke Energy Corp.,
2.65%, 9/01/26	100,000	92,658
3.40%, 6/15/29	50,000	45,357
Duke Energy Progress LLC,
3.40%, 4/01/32	20,000	17,745
5.25%, 3/15/33	10,000	10,133

Entergy Louisiana LLC, 1.60%, 12/15/30	90,000	70,100
Eversource Energy,
2.90%, 10/01/24	50,000	48,349
5.13%, 5/15/33	85,000	83,794

Exelon Corp., 5.15%, 3/15/28	40,000	40,048
Florida Power & Light Co.,
2.45%, 2/03/32	30,000	25,163
4.80%, 5/15/33	30,000	29,734
Georgia Power Co.,
4.65%, 5/16/28	30,000	29,484
4.70%, 5/15/32	20,000	19,315
	Par (a)	Value
Electric Utilities (Continued)

ITC Holdings Corp., 3.35%, 11/15/27	$ 90,000	$ 83,869
National Rural Utilities Cooperative Finance Corp.,
1.00%, 6/15/26	85,000	75,893
2.40%, 3/15/30	100,000	84,630

NextEra Energy Capital Holdings, Inc., 4.45%, 6/20/25	190,000	186,926
NRG Energy, Inc., 5.25%, 6/15/29(b)	119,000	107,394
Oncor Electric Delivery Co. LLC, 4.30%, 5/15/28(b)	25,000	24,428
Pacific Gas and Electric Co., 2.50%, 2/01/31	80,000	63,219
PG&E Corp., 5.25%, 7/01/30	100,000	89,809
PPL Capital Funding, Inc., 3.10%, 5/15/26	20,000	18,903
PPL Electric Utilities Corp., 5.00%, 5/15/33	10,000	9,986
Public Service Co. of Colorado, 4.10%, 6/01/32	25,000	23,224
Public Service Enterprise Group, Inc., 1.60%, 8/15/30	10,000	7,892
Sempra, 5.50%, 8/01/33	10,000	9,998
Southern (The) Co., 5.20%, 6/15/33	10,000	9,915
Southern California Edison Co., 2.95%, 2/01/51	6,000	3,926
Southwestern Electric Power Co., 5.30%, 4/01/33	10,000	9,890
Talen Energy Supply LLC, 8.63%, 6/01/30(b)	15,000	15,568
TerraForm Power Operating LLC, 5.00%, 1/31/28(b)	21,000	19,489
Union Electric Co., 2.95%, 3/15/30	100,000	88,511
Virginia Electric and Power Co., 2.30%, 11/15/31	95,000	77,286
Vistra Operations Co. LLC, 5.00%, 7/31/27(b)	50,000	47,104
Wisconsin Electric Power Co., 1.70%, 6/15/28	10,000	8,649

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par (a)	Value
Electric Utilities (Continued)

Wisconsin Power and Light Co., 1.95%, 9/16/31	$ 5,000	$ 3,959
Xcel Energy, Inc., 4.60%, 6/01/32	10,000	9,460
		2,052,785
Electric, Gas Marketing & Trading – 0.0%(c)
PECO Energy Co., 4.90%, 6/15/33	20,000	19,901
Electrical Equipment – 0.1%
Amphenol Corp., 2.05%, 3/01/25	30,000	28,374
Atkore, Inc., 4.25%, 6/01/31(b)	55,000	47,583
BWX Technologies, Inc., 4.13%, 6/30/28(b)	115,000	104,671
Emerald Debt Merger Sub LLC, 6.63%, 12/15/30(b)	15,000	14,906
		195,534
Engineering & Construction – 0.1%
Brand Industrial Services, Inc., 10.38%, 8/01/30(b)(k)	15,000	15,300
Quanta Services, Inc.,
0.95%, 10/01/24	85,000	80,249
2.35%, 1/15/32	50,000	39,604
		135,153
Entertainment Content – 0.1%
TEGNA, Inc., 5.00%, 9/15/29	200,000	178,250
Univision Communications, Inc.,
8.00%, 8/15/28(b)(k)	5,000	5,037
7.38%, 6/30/30(b)	116,000	112,905
		296,192
Finance Companies – 0.0%(c)
Blackstone Private Credit Fund, 2.70%, 1/15/25	60,000	56,494
Food – 0.2%
Campbell Soup Co., 3.95%, 3/15/25	190,000	185,281
General Mills, Inc.,
4.00%, 4/17/25	30,000	29,249
4.95%, 3/29/33	35,000	34,591

Hershey (The) Co., 4.50%, 5/04/33	35,000	34,668
Kraft Heinz Foods Co., 3.88%, 5/15/27	160,000	153,405
	Par (a)	Value
Food (Continued)

Lamb Weston Holdings, Inc., 4.38%, 1/31/32(b)	$121,000	$106,259
Mondelez International, Inc., 2.63%, 3/17/27	40,000	36,875
Post Holdings, Inc., 5.50%, 12/15/29(b)	63,000	58,506
		638,834
Forestry, Paper & Wood Products – 0.0%(c)
Boise Cascade Co., 4.88%, 7/01/30(b)	61,000	55,663
Domtar Corp., 6.75%, 10/01/28(b)	21,000	18,334
Louisiana-Pacific Corp., 3.63%, 3/15/29(b)	28,000	24,501
		98,498
Gas & Water Utilities – 0.1%
American Water Capital Corp., 4.45%, 6/01/32	30,000	28,919
AmeriGas Partners L.P./AmeriGas Finance Corp.,
5.88%, 8/20/26	11,000	10,371
5.75%, 5/20/27	25,000	22,835
9.38%, 6/01/28(b)	23,000	23,446

NiSource, Inc., 0.95%, 8/15/25	100,000	91,613
ONE Gas, Inc., 4.25%, 9/01/32	25,000	23,495
Piedmont Natural Gas Co., Inc., 5.40%, 6/15/33	10,000	9,971
Southern California Gas Co., 5.20%, 6/01/33	30,000	29,712
Southwest Gas Corp., 4.05%, 3/15/32	45,000	40,776
		281,138
Health Care Facilities & Services – 1.1%
Acadia Healthcare Co., Inc.,
5.50%, 7/01/28(b)	21,000	20,107
5.00%, 4/15/29(b)	22,000	20,350

Aetna, Inc., 3.50%, 11/15/24	40,000	39,028
AmerisourceBergen Corp.,
3.25%, 3/01/25	75,000	72,521
2.70%, 3/15/31	90,000	76,600
CHS/Community Health Systems, Inc.,
8.00%, 3/15/26(b)	33,000	32,406
6.88%, 4/15/29(b)	39,000	25,848

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par (a)	Value
Health Care Facilities & Services (Continued)

Cigna Group (The), 1.25%, 3/15/26	$100,000	$ 90,268
CVS Health Corp.,
6.25%, 6/01/27	80,000	82,864
1.30%, 8/21/27	65,000	56,126

DaVita, Inc., 4.63%, 6/01/30(b)	102,000	87,037
HCA, Inc.,
5.25%, 4/15/25	115,000	114,001
5.20%, 6/01/28	100,000	99,175
3.50%, 9/01/30	50,000	43,950
3.63%, 3/15/32(b)(k)	110,000	95,587
3.63%, 3/15/32(b)	76,000	66,042
5.50%, 6/01/33	99,000	98,560

HealthEquity, Inc., 4.50%, 10/01/29(b)	50,000	44,788
Humana, Inc.,
4.50%, 4/01/25	57,000	56,156
5.75%, 3/01/28	130,000	132,692

LifePoint Health, Inc., 9.88%, 8/15/30(b)(k)	35,000	35,000
McKesson Corp., 0.90%, 12/03/25	75,000	67,709
Molina Healthcare, Inc., 4.38%, 6/15/28(b)	200,000	183,385
Tenet Healthcare Corp.,
6.13%, 10/01/28	124,000	118,121
6.13%, 6/15/30	140,000	136,045
6.75%, 5/15/31(b)	20,000	19,866
UnitedHealth Group, Inc.,
3.70%, 5/15/27	125,000	120,743
5.25%, 2/15/28	170,000	173,929
4.25%, 1/15/29	110,000	107,308
5.30%, 2/15/30	390,000	400,134
2.00%, 5/15/30	125,000	104,940
4.50%, 4/15/33	190,000	185,045
		3,006,331
Home Construction – 0.1%
KB Home, 7.25%, 7/15/30	37,000	37,763
Lennar Corp., 5.00%, 6/15/27	40,000	39,465
Masco Corp., 3.50%, 11/15/27	45,000	42,138
NVR, Inc., 3.00%, 5/15/30	135,000	116,820
Toll Brothers Finance Corp.,
4.35%, 2/15/28	60,000	56,750
3.80%, 11/01/29	30,000	26,905

Tri Pointe Homes, Inc., 5.70%, 6/15/28	50,000	48,000
		367,841
	Par (a)	Value
Household Products – 0.0%(c)
Coty, Inc., 5.00%, 4/15/26(b)	$ 50,000	$ 48,248
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 4.75%, 1/15/29(b)	21,000	19,476
Estee Lauder (The) Cos., Inc., 4.65%, 5/15/33	15,000	14,767
		82,491
Industrial Intermediate Products – 0.0%(c)
Chart Industries, Inc.,
7.50%, 1/01/30(b)	10,000	10,248
9.50%, 1/01/31(b)	10,000	10,725
		20,973
Industrial Support Services – 0.0%(c)
United Rentals North America, Inc., 5.25%, 1/15/30	62,000	59,054
Williams Scotsman International, Inc., 4.63%, 8/15/28(b)	46,000	42,307
		101,361
Institutional Financial Services – 0.9%
Bank of New York Mellon (The) Corp., (SOFR + 1.17%), 4.54%, 2/01/29(j)	50,000	48,799
Coinbase Global, Inc.,
3.38%, 10/01/28(b)	42,000	29,402
3.63%, 10/01/31(b)	44,000	27,765
Goldman Sachs Group (The), Inc.,
(3M CME Term SOFR + 1.46%), 3.27%, 9/29/25(j)	150,000	145,481
(SOFR + 0.61%), 0.86%, 2/12/26(j)	90,000	83,435
3.50%, 11/16/26	50,000	47,155
(SOFR + 0.79%), 1.09%, 12/09/26(j)	450,000	404,481
(SOFR + 0.80%), 1.43%, 3/09/27(j)	110,000	98,635
(3M CME Term SOFR + 1.42%), 3.81%, 4/23/29(j)	50,000	46,537
3.80%, 3/15/30	50,000	45,959
(SOFR + 1.09%), 1.99%, 1/27/32(j)	115,000	90,580
(SOFR + 1.28%), 2.62%, 4/22/32(j)	10,000	8,202
(SOFR + 1.25%), 2.38%, 7/21/32(j)	75,000	59,929

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par (a)	Value
Institutional Financial Services (Continued)

Intercontinental Exchange, Inc., 1.85%, 9/15/32	$ 30,000	$ 23,162
Jefferies Financial Group, Inc., 5.88%, 7/21/28	45,000	44,888
Morgan Stanley,
(SOFR + 0.75%), 0.86%, 10/21/25(j)	130,000	121,979
(SOFR + 1.99%), 2.19%, 4/28/26(j)	100,000	94,087
(SOFR + 1.67%), 4.68%, 7/17/26(j)	260,000	254,873
(SOFR + 0.72%), 0.99%, 12/10/26(j)	360,000	322,099
(SOFR + 0.88%), 1.59%, 5/04/27(j)	70,000	62,802
(3M CME Term SOFR + 1.89%), 4.43%, 1/23/30(j)	50,000	47,726
(SOFR + 3.12%), 3.62%, 4/01/31(j)	145,000	130,319
(SOFR + 1.03%), 1.79%, 2/13/32(j)	350,000	272,187
		2,510,482
Insurance – 0.6%
Aflac, Inc., 1.13%, 3/15/26	30,000	26,926
Alliant Holdings Intermediate LLC /Alliant Holdings Co-Issuer, 6.75%, 4/15/28(b)	10,000	9,949
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(b)	11,000	10,419
Aon Corp., 2.80%, 5/15/30	20,000	17,317
Arthur J Gallagher & Co., 2.40%, 11/09/31	20,000	15,942
Assurant, Inc., 4.90%, 3/27/28	160,000	152,320
Brown & Brown, Inc.,
4.50%, 3/15/29	90,000	85,068
4.20%, 3/17/32	80,000	72,332

Corebridge Financial, Inc., 3.50%, 4/04/25	30,000	28,790
Enstar Group Ltd., 3.10%, 9/01/31	165,000	128,452
HUB International Ltd.,
7.00%, 5/01/26(b)	10,000	9,980
7.25%, 6/15/30(b)	10,000	10,190
Marsh & McLennan Cos., Inc.,
4.38%, 3/15/29	170,000	166,041
2.25%, 11/15/30	50,000	41,637
	Par (a)	Value
Insurance (Continued)
Marsh & McLennan Cos., Inc.,
2.38%, 12/15/31	$100,000	$ 81,732
5.75%, 11/01/32	100,000	104,980

Principal Financial Group, Inc., 5.38%, 3/15/33	40,000	39,949
Progressive (The) Corp.,
2.50%, 3/15/27	360,000	331,188
3.20%, 3/26/30	60,000	53,788

Reinsurance Group of America, Inc., 6.00%, 9/15/33	35,000	35,412
Willis North America, Inc.,
4.65%, 6/15/27	100,000	96,989
5.35%, 5/15/33	40,000	38,962
		1,558,363
Internet Media & Services – 0.5%
Booking Holdings, Inc., 4.63%, 4/13/30	23,000	22,547
Meta Platforms, Inc.,
3.50%, 8/15/27	130,000	124,179
4.60%, 5/15/28	50,000	49,845
4.80%, 5/15/30	40,000	40,131
3.85%, 8/15/32	235,000	218,693
4.95%, 5/15/33	300,000	302,099

Uber Technologies, Inc., 7.50%, 5/15/25(b)	75,000	75,841
VeriSign, Inc.,
4.75%, 7/15/27	100,000	98,820
2.70%, 6/15/31(k)	135,000	112,187
2.70%, 6/15/31	165,000	137,117

Ziff Davis, Inc., 4.63%, 10/15/30(b)	192,000	168,242
		1,349,701
Leisure Facilities & Services – 0.4%
Boyne USA, Inc., 4.75%, 5/15/29(b)	10,000	9,131
Caesars Entertainment, Inc.,
6.25%, 7/01/25(b)	55,000	54,701
7.00%, 2/15/30(b)	32,000	32,321

Carnival Corp., 10.50%, 6/01/30(b)	68,000	71,933
Carnival Holdings Bermuda Ltd., 10.38%, 5/01/28(b)	53,000	57,831
Choice Hotels International, Inc., 3.70%, 12/01/29	10,000	8,874
Churchill Downs, Inc., 6.75%, 5/01/31(b)	53,000	51,802

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par (a)	Value
Leisure Facilities & Services (Continued)
Hilton Domestic Operating Co., Inc.,
4.88%, 1/15/30	$ 67,000	$ 62,812
4.00%, 5/01/31(b)	50,000	43,613

Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 4.88%, 7/01/31(b)	70,000	59,837
Hyatt Hotels Corp., 5.75%, 1/30/27	30,000	30,127
Marriott International, Inc.,
5.75%, 5/01/25	9,000	9,046
5.00%, 10/15/27	35,000	34,805

Marriott Ownership Resorts, Inc., 4.50%, 6/15/29(b)	25,000	21,672
McDonald's Corp., 4.60%, 9/09/32	320,000	316,309
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 5/01/29(b)	10,000	8,882
NCL Corp. Ltd.,
5.88%, 3/15/26(b)	11,000	10,409
7.75%, 2/15/29(b)	11,000	10,532

Royal Caribbean Cruises Ltd., 11.63%, 8/15/27(b)	104,000	113,560
Six Flags Entertainment Corp., 7.25%, 5/15/31(b)	20,000	19,106
Yum! Brands, Inc.,
4.75%, 1/15/30(b)	50,000	46,635
4.63%, 1/31/32	100,000	90,587
		1,164,525
Leisure Products – 0.0%(c)
Winnebago Industries, Inc., 6.25%, 7/15/28(b)	10,000	9,703
Machinery – 0.1%
Caterpillar Financial Services Corp.,
3.65%, 8/12/25	40,000	38,900
0.80%, 11/13/25	60,000	54,605

Eaton Corp., 4.15%, 3/15/33	20,000	18,937
GrafTech Finance, Inc., 4.63%, 12/15/28(b)	25,000	20,781
	Par (a)	Value
Machinery (Continued)

IDEX Corp., 2.63%, 6/15/31	$180,000	$149,949
Terex Corp., 5.00%, 5/15/29(b)	35,000	32,566
		315,738
Medical Equipment & Devices – 0.2%
Agilent Technologies, Inc., 2.30%, 3/12/31	30,000	24,667
Becton Dickinson & Co., 3.70%, 6/06/27	55,000	52,481
Edwards Lifesciences Corp., 4.30%, 6/15/28	70,000	67,867
GE HealthCare Technologies, Inc.,
5.65%, 11/15/27	100,000	101,950
5.91%, 11/22/32	100,000	103,931

Hologic, Inc., 4.63%, 2/01/28(b)	50,000	47,527
Medline Borrower L.P., 5.25%, 10/01/29(b)	40,000	35,487
		433,910
Metals & Mining – 0.1%
Arconic Corp., 6.13%, 2/15/28(b)	40,000	41,057
Arsenal AIC Parent LLC, 8.00%, 10/01/30(b)(k)	15,000	15,300
Freeport-McMoRan, Inc., 4.13%, 3/01/28	35,000	32,976
Novelis Corp., 4.75%, 1/30/30(b)	55,000	49,432
		138,765
Oil & Gas Producers – 1.7%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.,
5.75%, 3/01/27(b)	75,000	72,547
5.38%, 6/15/29(b)	65,000	60,935

Antero Resources Corp., 5.38%, 3/01/30(b)	9,000	8,389
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 8.25%, 12/31/28(b)	10,000	9,931
Cheniere Corpus Christi Holdings LLC, 5.13%, 6/30/27	41,000	40,572
Chesapeake Energy Corp., 6.75%, 4/15/29(b)	30,000	29,866
Chevron USA, Inc., 3.25%, 10/15/29	20,000	18,503
Civitas Resources, Inc.,
8.38%, 7/01/28(b)	30,000	30,857

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par (a)	Value
Oil & Gas Producers (Continued)
Civitas Resources, Inc.,
8.75%, 7/01/31(b)	$ 30,000	$ 31,050
CNX Resources Corp.,
7.25%, 3/14/27(b)	12,000	11,967
6.00%, 1/15/29(b)	40,000	37,413

Columbia Pipeline Group, Inc., 4.50%, 6/01/25	235,000	230,507
CQP Holdco L.P./BIP-V Chinook Holdco LLC, 5.50%, 6/15/31(b)	60,000	54,571
Crescent Energy Finance LLC, 9.25%, 2/15/28(b)	15,000	15,258
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.,
6.00%, 2/01/29(b)	30,000	28,275
7.38%, 2/01/31(b)	28,000	27,929

DCP Midstream Operating L.P., 3.25%, 2/15/32	5,000	4,239
Earthstone Energy Holdings LLC, 9.88%, 7/15/31(b)	25,000	25,803
Energy Transfer L.P.,
4.05%, 3/15/25	50,000	48,699
2.90%, 5/15/25	80,000	76,228
5.75%, 2/15/33	90,000	91,121
EnLink Midstream LLC,
5.63%, 1/15/28(b)	25,000	24,440
5.38%, 6/01/29	25,000	23,795
EnLink Midstream Partners L.P.,
4.85%, 7/15/26	50,000	48,590
5.45%, 6/01/47	25,000	20,679

EQM Midstream Partners L.P., 7.50%, 6/01/30(b)	140,000	144,369
EQT Corp.,
3.90%, 10/01/27	100,000	93,746
7.00%, 2/01/30	100,000	105,236

FTAI Infra Escrow Holdings LLC, 10.50%, 6/01/27(b)	15,000	14,940
Global Partners L.P./GLP Finance Corp., 6.88%, 1/15/29	100,000	93,757
Harvest Midstream I L.P., 7.50%, 9/01/28(b)	35,000	34,398
Hess Corp., 4.30%, 4/01/27	50,000	48,257
Hess Midstream Operations L.P.,
5.13%, 6/15/28(b)	75,000	70,903
4.25%, 2/15/30(b)	25,000	21,937
	Par (a)	Value
Oil & Gas Producers (Continued)
Hess Midstream Operations L.P.,
5.50%, 10/15/30(b)	$ 20,000	$ 18,800
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 11/01/28(b)	20,000	19,145
6.00%, 2/01/31(b)	30,000	27,168
6.25%, 4/15/32(b)	40,000	36,357

Howard Midstream Energy Partners LLC, 8.88%, 7/15/28(b)	15,000	15,339
Kinder Morgan, Inc.,
1.75%, 11/15/26	60,000	53,645
7.75%, 1/15/32	20,000	22,773
5.20%, 6/01/33	10,000	9,766
Marathon Petroleum Corp.,
3.63%, 9/15/24	80,000	78,135
4.70%, 5/01/25	50,000	49,345
MPLX L.P.,
4.88%, 12/01/24	12,000	11,847
4.88%, 6/01/25	735,000	725,269
4.13%, 3/01/27	180,000	172,978
4.25%, 12/01/27	90,000	86,057
2.65%, 8/15/30	50,000	42,006

Murphy Oil Corp., 6.38%, 7/15/28	35,000	34,846
Murphy Oil USA, Inc., 3.75%, 2/15/31(b)	25,000	21,219
New Fortress Energy, Inc.,
6.75%, 9/15/25(b)	115,000	109,516
6.50%, 9/30/26(b)	25,000	22,939

NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 2/01/26(b)	10,000	9,909
Northern Oil and Gas, Inc., 8.13%, 3/01/28(b)	35,000	34,737
ONEOK, Inc.,
2.75%, 9/01/24	50,000	48,402
2.20%, 9/15/25	80,000	74,241
5.85%, 1/15/26	77,000	77,561
4.00%, 7/13/27	255,000	242,708

Ovintiv Exploration, Inc., 5.38%, 1/01/26	10,000	9,929
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 2/15/28	33,000	31,160
Permian Resources Operating LLC, 5.88%, 7/01/29(b)	10,000	9,531
Southwestern Energy Co., 8.38%, 9/15/28	15,000	15,583

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par (a)	Value
Oil & Gas Producers (Continued)
Sunoco L.P./Sunoco Finance Corp.,
5.88%, 3/15/28	$109,000	$ 106,015
4.50%, 5/15/29	35,000	31,426

Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 5.50%, 1/15/28(b)	100,000	92,000
Targa Resources Corp., 5.20%, 7/01/27	160,000	158,855
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
6.50%, 7/15/27	17,000	17,078
5.00%, 1/15/28	46,000	44,163
5.50%, 3/01/30	25,000	24,107
4.88%, 2/01/31	20,000	18,574
Transcontinental Gas Pipe Line Co. LLC,
7.85%, 2/01/26	105,000	110,083
3.25%, 5/15/30	30,000	26,726

Venture Global Calcasieu Pass LLC, 6.25%, 1/15/30(b)	112,000	109,516
Venture Global LNG, Inc.,
8.13%, 6/01/28(b)	60,000	60,983
8.38%, 6/01/31(b)	10,000	10,147
		4,620,291
Oil, Gas Services & Equipment – 0.0%(c)
Transocean, Inc.,
11.50%, 1/30/27(b)	23,000	24,118
8.75%, 2/15/30(b)	67,000	69,562

Valaris Ltd., 8.38%, 4/30/30(b)	10,000	10,232
		103,912
Publishing & Broadcasting – 0.0%(c)
Nexstar Media, Inc., 5.63%, 7/15/27(b)	100,000	94,011
Sinclair Television Group, Inc., 5.50%, 3/01/30(b)	13,000	6,861
		100,872
Real Estate Investment Trusts – 0.6%
Crown Castle, Inc.,
3.65%, 9/01/27	80,000	74,869
3.80%, 2/15/28	17,000	15,886

EPR Properties, 4.75%, 12/15/26	20,000	18,356
Equinix, Inc., 1.45%, 5/15/26	70,000	62,779
	Par (a)	Value
Real Estate Investment Trusts (Continued)
GLP Capital L.P./GLP Financing II, Inc.,
5.38%, 4/15/26	$105,000	$ 103,043
4.00%, 1/15/31	30,000	25,936
3.25%, 1/15/32	20,000	16,328

Iron Mountain Information Management Services, Inc., 5.00%, 7/15/32(b)	60,000	51,923
Iron Mountain, Inc.,
5.00%, 7/15/28(b)	75,000	69,451
4.88%, 9/15/29(b)	75,000	67,651
5.25%, 7/15/30(b)	40,000	36,160
4.50%, 2/15/31(b)	30,000	25,864
5.63%, 7/15/32(b)	50,000	45,045
Omega Healthcare Investors, Inc.,
4.50%, 1/15/25	50,000	48,451
4.50%, 4/01/27	80,000	75,658
4.75%, 1/15/28	60,000	56,085
Prologis L.P.,
4.88%, 6/15/28	20,000	19,898
4.75%, 6/15/33	40,000	38,859
Public Storage,
1.50%, 11/09/26	20,000	17,949
1.95%, 11/09/28	125,000	107,709
3.39%, 5/01/29	25,000	23,134
2.25%, 11/09/31	120,000	98,140
5.10%, 8/01/33	25,000	25,021

Realty Income Corp., 5.63%, 10/13/32	30,000	30,465
Service Properties Trust, 7.50%, 9/15/25	25,000	24,709
Simon Property Group L.P.,
3.50%, 9/01/25	65,000	62,597
1.38%, 1/15/27	10,000	8,808

Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 2/15/28(b)	38,000	37,773
VICI Properties L.P., 5.13%, 5/15/32	79,000	74,340
VICI Properties L.P./VICI Note Co., Inc.,
4.63%, 6/15/25(b)	35,000	33,983
5.75%, 2/01/27(b)	100,000	98,663
4.13%, 8/15/30(b)	50,000	44,337

Welltower OP LLC, 4.00%, 6/01/25	57,000	55,209
XHR L.P., 6.38%, 8/15/25(b)	20,000	19,663
		1,614,742

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par (a)	Value
Real Estate Owners & Developers – 0.0%(c)
Howard Hughes (The) Corp.,
5.38%, 8/01/28(b)	$ 32,000	$ 29,360
4.38%, 2/01/31(b)	26,000	21,392
		50,752
Retail - Consumer Staples – 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC,
4.63%, 1/15/27(b)	50,000	47,382
6.50%, 2/15/28(b)	34,000	33,866
4.88%, 2/15/30(b)	65,000	59,638

Costco Wholesale Corp., 1.38%, 6/20/27	140,000	124,087
Ingles Markets, Inc., 4.00%, 6/15/31(b)	35,000	29,633
Walmart, Inc., 1.50%, 9/22/28	75,000	65,276
		359,882
Retail - Discretionary – 0.4%
Asbury Automotive Group, Inc., 5.00%, 2/15/32(b)	55,000	47,933
AutoZone, Inc.,
5.05%, 7/15/26	180,000	179,514
4.50%, 2/01/28	40,000	38,960
Bath & Body Works, Inc.,
5.25%, 2/01/28	25,000	23,816
7.50%, 6/15/29	100,000	101,266
6.63%, 10/01/30(b)	35,000	33,823

Builders FirstSource, Inc., 6.38%, 6/15/32(b)	85,000	84,563
Dick's Sporting Goods, Inc., 3.15%, 1/15/32	210,000	170,641
Genuine Parts Co., 1.75%, 2/01/25	190,000	179,328
Lowe's Cos., Inc.,
4.00%, 4/15/25	45,000	44,040
4.40%, 9/08/25	65,000	63,789
3.35%, 4/01/27	55,000	52,022
3.10%, 5/03/27	95,000	89,023
2.63%, 4/01/31	10,000	8,450

Macy's Retail Holdings LLC, 5.88%, 4/01/29(b)	27,000	25,082
Metis Merger Sub LLC, 6.50%, 5/15/29(b)	14,000	11,898
Ross Stores, Inc., 4.70%, 4/15/27	2,000	1,950
		1,156,098
	Par (a)	Value
Semiconductors – 0.5%
Amkor Technology, Inc., 6.63%, 9/15/27(b)	$100,000	$ 100,262
Analog Devices, Inc.,
3.50%, 12/05/26	70,000	67,409
1.70%, 10/01/28	40,000	34,394
2.10%, 10/01/31	30,000	24,748

Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 1/15/27	350,000	333,695
Broadcom, Inc.,
3.46%, 9/15/26	70,000	66,337
4.00%, 4/15/29(b)	145,000	134,354
4.15%, 4/15/32(b)	40,000	36,167
2.60%, 2/15/33(b)	270,000	210,289

Intel Corp., 3.75%, 3/25/27	100,000	96,415
Micron Technology, Inc., 4.98%, 2/06/26	30,000	29,597
Texas Instruments, Inc.,
1.90%, 9/15/31	54,000	44,280
4.90%, 3/14/33	135,000	137,093
		1,315,040
Software – 0.4%
AthenaHealth Group, Inc., 6.50%, 2/15/30(b)	35,000	29,656
Cloud Software Group, Inc.,
6.50%, 3/31/29(b)	48,000	43,202
9.00%, 9/30/29(b)	47,000	42,095

Fortinet, Inc., 2.20%, 3/15/31	10,000	8,099
Gen Digital, Inc., 7.13%, 9/30/30(b)	43,000	43,333
Intuit, Inc., 1.65%, 7/15/30	16,000	12,998
McAfee Corp., 7.38%, 2/15/30(b)	22,000	19,010
Oracle Corp.,
1.65%, 3/25/26	180,000	164,239
4.65%, 5/06/30	25,000	24,197
2.88%, 3/25/31	460,000	391,105
4.90%, 2/06/33	55,000	53,217

Roper Technologies, Inc., 1.00%, 9/15/25	45,000	41,068
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 9/01/25(b)	10,000	8,199
VMware, Inc.,
1.00%, 8/15/24	65,000	61,833
4.50%, 5/15/25	10,000	9,794
		952,045
Specialty Finance – 0.5%
Air Lease Corp., 3.38%, 7/01/25	45,000	42,933

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par (a)	Value
Specialty Finance (Continued)
American Express Co.,
3.95%, 8/01/25	$ 70,000	$ 68,014
4.20%, 11/06/25	50,000	48,821
4.05%, 5/03/29	43,000	41,047
(SOFR + 1.84%), 5.04%, 5/01/34(j)	180,000	176,543

Apollo Commercial Real Estate Finance, Inc., 4.63%, 6/15/29(b)	13,000	10,414
Capital One Financial Corp.,
(SOFR + 1.37%), 4.17%, 5/09/25(j)	85,000	83,157
(SOFR + 2.16%), 4.99%, 7/24/26(j)	45,000	44,038

Discover Financial Services, 6.70%, 11/29/32	15,000	15,390
Fortress Transportation and Infrastructure Investors LLC,
6.50%, 10/01/25(b)	22,000	21,791
9.75%, 8/01/27(b)	320,000	333,173

MGIC Investment Corp., 5.25%, 8/15/28	50,000	47,606
Nationstar Mortgage Holdings, Inc.,
6.00%, 1/15/27(b)	100,000	95,562
5.50%, 8/15/28(b)	25,000	22,643
5.13%, 12/15/30(b)	80,000	67,416
Navient Corp.,
6.75%, 6/15/26	11,000	10,725
9.38%, 7/25/30	11,000	11,055
OneMain Finance Corp.,
7.13%, 3/15/26	30,000	29,718
6.63%, 1/15/28	41,000	38,873
9.00%, 1/15/29	60,000	60,966

PennyMac Financial Services, Inc., 5.38%, 10/15/25(b)	11,000	10,512
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.00%, 10/15/33(b)	49,000	38,864
United Wholesale Mortgage LLC, 5.75%, 6/15/27(b)	30,000	28,069
		1,347,330
Steel – 0.1%
Big River Steel LLC/BRS Finance Corp., 6.63%, 1/31/29(b)	24,000	23,921
Cleveland-Cliffs, Inc., 5.88%, 6/01/27	50,000	49,092
	Par (a)	Value
Steel (Continued)
Nucor Corp., 3.13%, 4/01/32	$ 50,000	$ 43,316
Reliance Steel & Aluminum Co., 1.30%, 8/15/25	40,000	36,735
		153,064
Technology Hardware – 0.4%
Apple, Inc., 3.35%, 8/08/32	25,000	23,217
CDW LLC/CDW Finance Corp.,
5.50%, 12/01/24	40,000	39,708
2.67%, 12/01/26	9,000	8,138
Dell International LLC/EMC Corp.,
5.85%, 7/15/25	80,000	80,374
6.10%, 7/15/27	30,000	30,910

Flex Ltd., 4.88%, 6/15/29	90,000	86,223
Hewlett Packard Enterprise Co., 5.90%, 10/01/24	100,000	100,086
Imola Merger Corp., 4.75%, 5/15/29(b)	33,000	28,975
Jabil, Inc.,
1.70%, 4/15/26	65,000	58,516
4.25%, 5/15/27	70,000	67,006
5.45%, 2/01/29	30,000	29,849
Motorola Solutions, Inc.,
4.60%, 5/23/29	100,000	97,188
2.75%, 5/24/31	100,000	81,895
5.60%, 6/01/32	60,000	59,550

Seagate HDD Cayman, 9.63%, 12/01/32(b)	66,000	73,071
Teledyne Technologies, Inc., 2.75%, 4/01/31	30,000	25,165
Viasat, Inc.,
5.63%, 9/15/25(b)	10,000	9,375
5.63%, 4/15/27(b)	100,000	90,087
6.50%, 7/15/28(b)	115,000	88,550

Xerox Holdings Corp., 5.50%, 8/15/28(b)	47,000	41,246
		1,119,129
Technology Services – 0.9%
FactSet Research Systems, Inc., 2.90%, 3/01/27	150,000	138,363
Fidelity National Information Services, Inc., 4.50%, 7/15/25	50,000	49,051
Fiserv, Inc., 5.60%, 3/02/33	220,000	223,975

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par (a)	Value
Technology Services (Continued)
Gartner, Inc.,
4.50%, 7/01/28(b)	$ 60,000	$ 56,090
3.63%, 6/15/29(b)	20,000	17,625
3.75%, 10/01/30(b)	51,000	44,457
International Business Machines Corp.,
4.00%, 7/27/25	465,000	454,813
3.30%, 5/15/26	200,000	190,881
2.20%, 2/09/27	100,000	91,032
4.15%, 7/27/27	285,000	277,508
2.72%, 2/09/32	150,000	127,727

Kyndryl Holdings, Inc., 2.70%, 10/15/28	5,000	4,104
Mastercard, Inc.,
3.30%, 3/26/27	130,000	124,220
4.88%, 3/09/28	90,000	90,946
1.90%, 3/15/31	22,000	18,195

Neptune Bidco U.S., Inc., 9.29%, 4/15/29(b)	46,000	42,313
S&P Global, Inc.,
2.45%, 3/01/27	150,000	138,500
1.25%, 8/15/30	110,000	86,543
2.90%, 3/01/32	90,000	77,845

Verisk Analytics, Inc., 4.00%, 6/15/25	83,000	80,903
		2,335,091
Telecommunications – 0.5%
AT&T, Inc.,
1.70%, 3/25/26	375,000	340,661
2.30%, 6/01/27	75,000	67,177
Frontier Communications Holdings LLC,
5.88%, 10/15/27(b)	10,000	9,159
6.75%, 5/01/29(b)	10,000	7,731
8.75%, 5/15/30(b)	10,000	9,648

Intelsat Jackson Holdings S.A., 6.50%, 3/15/30(b)	33,000	30,145
Level 3 Financing, Inc., 10.50%, 5/15/30(b)	55,000	56,973
T-Mobile USA, Inc.,
3.50%, 4/15/25	425,000	410,639
2.88%, 2/15/31	46,000	38,987
3.50%, 4/15/31	179,000	157,347
5.20%, 1/15/33	70,000	69,440

Verizon Communications, Inc., 3.00%, 3/22/27	100,000	93,294
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28(b)	11,000	9,265
		1,300,466
	Par (a)	Value
Tobacco & Cannabis – 0.6%
Altria Group, Inc.,
2.35%, 5/06/25	$260,000	$ 245,505
2.63%, 9/16/26	260,000	242,484
3.40%, 5/06/30	30,000	26,537
2.45%, 2/04/32	250,000	196,776
Philip Morris International, Inc.,
1.50%, 5/01/25	100,000	93,825
5.63%, 11/17/29	270,000	276,216
2.10%, 5/01/30	60,000	49,511
5.75%, 11/17/32	85,000	86,889
5.38%, 2/15/33	270,000	269,204

Vector Group Ltd., 5.75%, 2/01/29(b)	60,000	52,142
		1,539,089
Transportation & Logistics – 0.2%
American Airlines, Inc., 11.75%, 7/15/25(b)	25,000	27,554
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 4/20/26(b)	18,333	18,058
5.75%, 4/20/29(b)	99,000	95,844

Delta Air Lines, Inc., 7.38%, 1/15/26	75,000	77,859
Rand Parent LLC, 8.50%, 2/15/30(b)	23,000	21,627
Ryder System, Inc., 5.65%, 3/01/28	50,000	50,306
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 9/20/25(b)	29,920	30,183
United Airlines, Inc.,
4.38%, 4/15/26(b)	30,000	28,405
4.63%, 4/15/29(b)	148,000	133,890

United Parcel Service, Inc., 4.45%, 4/01/30	15,000	14,844
		498,570
Transportation Equipment – 0.0%(c)
Trinity Industries, Inc., 7.75%, 7/15/28(b)	15,000	15,262
Total Corporate Bonds (Cost $48,911,185)		46,782,741

Foreign Issuer Bonds – 3.4%
Australia – 0.2%
BHP Billiton Finance USA Ltd.,
4.75%, 2/28/28	270,000	269,017
4.90%, 2/28/33	65,000	64,745

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par (a)	Value
Australia (Continued)
FMG Resources August 2006 Pty. Ltd.,
5.88%, 4/15/30(b)	$ 30,000	$ 28,772
6.13%, 4/15/32(b)	116,000	111,371

Mineral Resources Ltd., 8.50%, 5/01/30(b)	60,000	60,623
Rio Tinto Finance USA Ltd., 7.13%, 7/15/28	8,000	8,776
Rio Tinto Finance USA PLC, 5.00%, 3/09/33	110,000	110,695
		653,999
Bermuda – 0.1%
RenaissanceRe Holdings Ltd., 5.75%, 6/05/33	120,000	118,372
Canada – 0.8%
1011778 B.C. ULC/New Red Finance, Inc.,
3.88%, 1/15/28(b)	95,000	87,004
4.38%, 1/15/28(b)	12,000	11,088
4.00%, 10/15/30(b)	163,000	140,074
Bank of Montreal,
4.25%, 9/14/24	85,000	83,759
3.70%, 6/07/25	215,000	208,099
Bank of Nova Scotia (The),
1.05%, 3/02/26	65,000	58,286
1.35%, 6/24/26	160,000	142,934

Baytex Energy Corp., 8.75%, 4/01/27(b)	75,000	76,861
Brookfield Corp., 4.00%, 1/15/25	50,000	48,713
Canadian Imperial Bank of Commerce, 3.95%, 8/04/25	50,000	48,574
Canadian National Railway Co., 3.85%, 8/05/32	60,000	55,803
Canadian Natural Resources Ltd., 2.05%, 7/15/25	80,000	74,884
Enbridge, Inc., 4.25%, 12/01/26	90,000	87,094
Fairfax Financial Holdings Ltd., 3.38%, 3/03/31	25,000	21,192
GFL Environmental, Inc.,
3.75%, 8/01/25(b)	25,000	23,898
4.75%, 6/15/29(b)	61,000	55,642

MEG Energy Corp., 5.88%, 2/01/29(b)	20,000	19,173
Methanex Corp., 5.25%, 12/15/29	75,000	68,659
	Par (a)	Value
Canada (Continued)
Open Text Holdings, Inc.,
4.13%, 2/15/30(b)	$ 53,000	$ 45,434
4.13%, 12/01/31(b)	50,000	41,445
Rogers Communications, Inc.,
3.20%, 3/15/27	75,000	69,576
3.80%, 3/15/32	70,000	60,835
Royal Bank of Canada,
1.20%, 4/27/26	70,000	62,761
2.05%, 1/21/27	100,000	90,181
5.20%, 8/01/28	40,000	39,938

Taseko Mines Ltd., 7.00%, 2/15/26(b)	50,000	46,253
Tervita Corp., 11.00%, 12/01/25(b)	13,000	13,650
Toronto-Dominion Bank (The),
3.77%, 6/06/25	143,000	138,807
0.75%, 1/06/26	160,000	143,448
4.69%, 9/15/27	80,000	78,466
		2,142,531
France – 0.0%(c)
Iliad Holding SASU,
6.50%, 10/15/26(b)	20,000	19,167
7.00%, 10/15/28(b)	20,000	18,777
		37,944
Hong Kong – 0.0%(c)
Melco Resorts Finance Ltd., 5.75%, 7/21/28(b)	45,000	40,055
Ireland – 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.65%, 10/29/24	300,000	283,472
Japan – 0.7%
Honda Motor Co. Ltd.,
2.27%, 3/10/25	60,000	57,394
2.53%, 3/10/27	70,000	64,486
Mitsubishi UFJ Financial Group, Inc.,
(1Y US Treasury CMT + 1.70%), 4.79%, 7/18/25(j)	200,000	197,726
(1Y US Treasury CMT + 0.45%), 0.96%, 10/11/25(j)	200,000	187,701
(1Y US Treasury CMT + 0.83%), 2.34%, 1/19/28(j)	275,000	246,951

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par (a)	Value
Japan (Continued)

Mizuho Financial Group, Inc., (3M CME Term SOFR + 1.26%), 3.92%, 9/11/24(j)	$200,000	$ 199,489
Nomura Holdings, Inc., 1.85%, 7/16/25	200,000	184,426
Sumitomo Mitsui Financial Group, Inc.,
2.45%, 9/27/24	200,000	192,225
1.40%, 9/17/26	200,000	176,648
5.71%, 1/13/30	200,000	202,516
5.85%, 7/13/30	200,000	204,172
		1,913,734
Luxembourg – 0.0%(c)
Altice France Holding S.A., 10.50%, 5/15/27(b)	25,000	10,579
Macau – 0.0%(c)
Sands China Ltd., 5.90%, 8/08/28	50,000	48,704
Mexico – 0.1%
Coca-Cola Femsa S.A.B. de C.V., 2.75%, 1/22/30	150,000	132,975
Southern Copper Corp., 3.88%, 4/23/25	5,000	4,848
		137,823
Netherlands – 0.0%(c)
Ziggo Bond Co. B.V.,
6.00%, 1/15/27(b)	30,000	27,909
5.13%, 2/28/30(b)	30,000	23,700
		51,609
Spain – 0.1%
Banco Santander S.A., 1.85%, 3/25/26	200,000	180,321
Switzerland – 0.0%(c)
Novartis Capital Corp., 2.20%, 8/14/30	10,000	8,594
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 9.50%, 6/01/28(b)	20,000	19,101
		27,695
United Kingdom – 1.3%
180 Medical, Inc., 3.88%, 10/15/29(b)	40,000	35,021
Astrazeneca Finance LLC, 1.20%, 5/28/26	100,000	90,367
AstraZeneca PLC, 3.13%, 6/12/27	49,000	46,158
	Par (a)	Value
United Kingdom (Continued)
Barclays PLC, (3M USD LIBOR + 1.61%), 3.93%, 5/07/25(j)	$205,000	$ 201,329
BAT Capital Corp.,
3.22%, 8/15/24	98,000	95,377
6.34%, 8/02/30(k)	150,000	150,000
6.42%, 8/02/33(k)	45,000	45,000
BAT International Finance PLC,
4.45%, 3/16/28	20,000	19,136
5.93%, 2/02/29(k)	100,000	100,000

British Telecommunications PLC, (5Y US Treasury CMT + 3.49%), 4.88%, 11/23/81(b)(j)	30,000	24,588
Diageo Capital PLC, 5.50%, 1/24/33	260,000	273,664
HSBC Holdings PLC,
(SOFR + 1.51%), 4.18%, 12/09/25(j)	260,000	253,356
(SOFR + 1.43%), 3.00%, 3/10/26(j)	400,000	381,527
(3M CME Term SOFR + 1.87%), 3.97%, 5/22/30(j)	530,000	478,689
(SOFR + 4.25%), 8.11%, 11/03/33(j)	200,000	221,733

Lloyds Banking Group PLC, 4.58%, 12/10/25	200,000	192,808
Reynolds American, Inc., 4.45%, 6/12/25	195,000	190,962
Santander UK Group Holdings PLC, (SOFR + 0.79%), 1.09%, 3/15/25(j)	300,000	288,895
Unilever Capital Corp., 3.38%, 3/22/25	100,000	97,153
Virgin Media Secured Finance PLC, 5.50%, 5/15/29(b)	50,000	46,159
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(b)	50,000	44,002
Vmed O2 UK Financing I PLC, 4.75%, 7/15/31(b)	200,000	168,824
Vodafone Group PLC, (5Y US Treasury CMT + 3.07%), 5.13%, 6/04/81(j)	69,000	50,184
		3,494,932
Total Foreign Issuer Bonds (Cost $9,495,032)		9,141,770

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Master Limited Partnerships – 0.2%
Oil & Gas Producers – 0.2%
Magellan Midstream Partners L.P.	8,988	$595,635
Total Master Limited Partnerships (Cost $566,679)		595,635

	Par (a)
Mortgage-Backed Securities – 11.4%
Federal Home Loan Mortgage Corporation – 0.7%
Pool,
3.00%, 3/01/30 - 8/01/50	$ 564,929	510,789
2.50%, 4/01/32 - 7/01/50	563,029	509,846
4.50%, 4/01/49	39,432	38,384
2.00%, 10/01/50 - 5/01/51	946,671	769,007
2.50%, 9/01/51(d)	8,738	7,380
		1,835,406
Federal Home Loan Mortgage Corporation Gold – 0.1%
Pool, 3.00%, 3/01/46 - 12/01/46	222,039	198,159
Federal National Mortgage Association – 2.1%
Pool,
2.50%, 10/01/35 - 1/01/52	2,526,985	2,159,025
3.50%, 8/01/45 - 1/01/49	83,612	77,033
3.50%, 1/01/48(d)	1,018,864	936,751
4.00%, 9/01/48 - 3/01/51	910,021	864,165
3.00%, 11/01/48	17,811	15,816
4.50%, 1/01/49 - 2/01/50	358,551	347,835
2.00%, 2/01/51 - 11/01/51	935,273	760,420
5.00%, 2/01/53 - 4/01/53	340,281	332,827
5.50%, 2/01/53	194,669	195,287
		5,689,159
Government National Mortgage Association II – 1.4%
Pool,
2.50%, 12/20/46 - 7/20/51	558,283	479,866
3.50%, 1/20/48 - 8/20/48	863,455	805,109
4.50%, 9/20/48 - 1/20/50	112,925	109,225
3.00%, 4/20/49 - 7/20/50	1,312,645	1,177,462
2.00%, 2/20/51 - 10/20/51	1,479,133	1,238,673
		3,810,335
	Par (a)	Value
Uniform Mortgage-Backed Securities – 0.0%(c)
Pool,
3.50%, 8/01/38(k)	$ 25,000	$ 23,727
4.00%, 8/01/38(k)	75,000	72,328
		96,055
Whole Loan – 7.1%
FNMA Connecticut Avenue Securities,
Series 2017-C04, Class 2B1, (30D Average SOFR + 5.16%), 10.23%, 11/25/29(h)	250,000	274,616
Series 2017-C06, Class 1B1, (30D Average SOFR + 4.26%, 4.15% Floor), 9.33%, 2/25/30(h)	150,000	160,701
Series 2017-C07, Class 2B1, (30D Average SOFR + 4.56%, 4.45% Floor), 9.63%, 5/25/30(h)	217,000	235,226
Series 2018-C03, Class 1EB2, (30D Average SOFR + 0.96%, 0.85% Floor), 6.03%, 10/25/30(h)	322,612	321,562
Series 2018-R07, Class 1M2, (30D Average SOFR + 2.51%), 7.58%, 4/25/31(b)(h)	63,939	64,134
Series 2018-R07, Class 1M2C, (30D Average SOFR + 2.51%), 7.58%, 4/25/31(b)(h)	73,826	74,083
Series 2019-R01, Class 2M2, (30D Average SOFR + 2.56%), 7.63%, 7/25/31(b)(h)	81,694	81,994
Series 2019-R01, Class 2M2C, (30D Average SOFR + 2.56%), 7.63%, 7/25/31(b)(h)	143,901	144,266
Series 2019-R02, Class 1M2, (30D Average SOFR + 2.41%), 7.48%, 8/25/31(b)(h)	2,283	2,283
Series 2019-R07, Class 1M2, (30D Average SOFR + 2.21%), 7.28%, 10/25/39(b)(h)	21,900	21,933
Series 2020-R01, Class 1B1, (30D Average SOFR + 3.36%, 3.25% Floor), 8.43%, 1/25/40(b)(h)	100,870	99,231
Series 2020-R01, Class 1M2, (30D Average SOFR + 2.16%), 7.23%, 1/25/40(b)(h)	957,473	964,061

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par (a)	Value
Whole Loan (Continued)
FNMA Connecticut Avenue Securities,
Series 2020-R02, Class 2M2, (30D Average SOFR + 2.11%), 7.18%, 1/25/40(b)(h)	$951,845	$953,044
Series 2020-SBT1, Class 1M2, (30D Average SOFR + 3.76%), 8.83%, 2/25/40(b)(h)	275,000	286,085
Series 2020-SBT1, Class 2M2, (30D Average SOFR + 3.76%), 8.83%, 2/25/40(b)(h)	100,000	104,267
Series 2021-R01, Class 1B1, (30D Average SOFR + 3.10%), 8.17%, 10/25/41(b)(h)	230,200	231,536
Series 2021-R01, Class 1M2, (30D Average SOFR + 1.55%), 6.62%, 10/25/41(b)(h)	190,000	188,359
Series 2021-R02, Class 2B1, (30D Average SOFR + 3.30%), 8.37%, 11/25/41(b)(h)	350,000	350,648
Series 2021-R02, Class 2M1, (30D Average SOFR + 0.90%), 5.97%, 11/25/41(b)(h)	438,990	437,278
Series 2021-R03, Class 1B1, (30D Average SOFR + 2.75%, 2.75% Floor), 7.82%, 12/25/41(b)(h)	250,000	247,529
Series 2022-R01, Class 1B1, (30D Average SOFR + 3.15%), 8.22%, 12/25/41(b)(h)	550,000	552,896
Series 2022-R02, Class 2B1, (30D Average SOFR + 4.50%), 9.57%, 1/25/42(b)(h)	536,000	553,220
Series 2022-R02, Class 2M1, (30D Average SOFR + 1.20%), 6.27%, 1/25/42(b)(h)	151,098	150,909
Series 2022-R02, Class 2M2, (30D Average SOFR + 3.00%), 8.07%, 1/25/42(b)(h)	450,000	452,242
Series 2022-R07, Class 1M1, (30D Average SOFR + 2.95%), 8.02%, 6/25/42(b)(h)	467,759	479,777
Series 2022-R08, Class 1M1, (30D Average SOFR + 2.55%, 2.55% Floor), 7.62%, 7/25/42(b)(h)	196,589	201,014
	Par (a)	Value
Whole Loan (Continued)
FNMA Connecticut Avenue Securities,
Series 2022-R09, Class 2B1, (30D Average SOFR + 6.75%), 11.82%, 9/25/42(b)(h)	$ 200,000	$ 219,291
Series 2023-R05, Class 1B1, (30D Average SOFR + 4.75%, 4.75% Floor), 9.82%, 6/25/43(b)(h)	389,000	406,798
Series 2023-R06, Class 1B1, (30D Average SOFR + 3.90%), 8.97%, 7/25/43(b)(h)	100,000	101,562
Freddie Mac STACR Debt Notes,
Series 2016-DNA4, Class M3, (30D Average SOFR + 3.91%), 8.98%, 3/25/29(h)	400,518	416,476
Series 2017-HQA3, Class M2, (30D Average SOFR + 2.46%), 7.53%, 4/25/30(h)	482,173	488,180
Series 2018-HQA1, Class M2, (30D Average SOFR + 2.41%), 7.48%, 9/25/30(h)	298,624	301,737
Series 2021-DNA2, Class B1, (30D Average SOFR + 3.40%), 8.47%, 8/25/33(b)(h)	200,000	204,000
Series 2022-HQA2, Class M1A, (30D Average SOFR + 2.65%), 7.72%, 7/25/42(b)(h)	296,442	302,872
Freddie Mac STACR REMIC Trust,
Series 2019-HQA4, Class M2, (30D Average SOFR + 2.16%), 7.23%, 11/25/49(b)(h)	1,192	1,192
Series 2020-DNA1, Class M2, (30D Average SOFR + 1.81%), 6.88%, 1/25/50(b)(h)	274,124	274,123
Series 2020-DNA2, Class M2, (30D Average SOFR + 1.96%), 7.03%, 2/25/50(b)(h)	1,045,462	1,048,735
Series 2020-DNA5, Class M2, (30D Average SOFR + 2.80%), 7.87%, 10/25/50(b)(h)	172,703	175,187
Series 2020-HQA1, Class M2, (30D Average SOFR + 2.01%), 7.08%, 1/25/50(b)(h)	29,401	29,401

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par (a)	Value
Whole Loan (Continued)
Freddie Mac STACR REMIC Trust,
Series 2020-HQA2, Class M2, (30D Average SOFR + 3.21%), 8.28%, 3/25/50(b)(h)	$402,436	$412,453
Series 2021-DNA1, Class B1, (30D Average SOFR + 2.65%), 7.72%, 1/25/51(b)(h)	200,000	196,062
Series 2021-DNA3, Class M2, (30D Average SOFR + 2.10%), 7.17%, 10/25/33(b)(h)	30,000	29,766
Series 2021-DNA5, Class M2, (30D Average SOFR + 1.65%), 6.72%, 1/25/34(b)(h)	641,305	642,106
Series 2021-DNA6, Class B1, (30D Average SOFR + 3.40%), 8.47%, 10/25/41(b)(h)	400,000	402,000
Series 2021-DNA6, Class M1, (30D Average SOFR + 0.80%), 5.87%, 10/25/41(b)(h)	179,587	179,028
Series 2021-DNA7, Class B1, (30D Average SOFR + 3.65%), 8.72%, 11/25/41(b)(h)	510,000	516,637
Series 2021-DNA7, Class M1, (30D Average SOFR + 0.85%), 5.92%, 11/25/41(b)(h)	500,165	495,642
Series 2021-HQA3, Class M2, (30D Average SOFR + 2.10%), 7.17%, 9/25/41(b)(h)	200,000	196,000
Series 2021-HQA4, Class B1, (30D Average SOFR + 3.75%), 8.82%, 12/25/41(b)(h)	450,000	448,875
Series 2022-DNA1, Class M2, (30D Average SOFR + 2.50%), 7.57%, 1/25/42(b)(h)	250,000	246,908
Series 2022-DNA2, Class M2, (30D Average SOFR + 3.75%), 8.82%, 2/25/42(b)(h)	300,000	307,791
Series 2022-DNA3, Class M1A, (30D Average SOFR + 2.00%), 7.07%, 4/25/42(b)(h)	729,344	731,853
Series 2022-DNA3, Class M2, (30D Average SOFR + 4.35%), 9.42%, 4/25/42(b)(h)	250,000	260,847
	Par (a)	Value
Whole Loan (Continued)
Freddie Mac STACR REMIC Trust,
Series 2022-DNA5, Class M1A, (30D Average SOFR + 2.95%), 8.02%, 6/25/42(b)(h)	$777,156	$ 791,969
Series 2022-DNA5, Class M2, (30D Average SOFR + 6.75%), 11.82%, 6/25/42(b)(h)	125,000	139,666
Series 2022-DNA6, Class M1A, (30D Average SOFR + 2.15%), 7.22%, 9/25/42(b)(h)	395,122	397,170
Series 2022-DNA6, Class M2, (30D Average SOFR + 5.75%), 10.82%, 9/25/42(b)(h)	150,000	163,771
Series 2022-DNA7, Class M2, (30D Average SOFR + 7.00%), 12.07%, 3/25/52(b)(h)	250,000	284,093
Series 2022-HQA1, Class M1A, (30D Average SOFR + 2.10%), 7.17%, 3/25/42(b)(h)	553,890	556,045
Freddie Mac STACR Trust,
Series 2018-HRP2, Class M3, (30D Average SOFR + 2.51%), 7.58%, 2/25/47(b)(h)	194,730	197,983
Series 2019-DNA4, Class M2, (30D Average SOFR + 2.06%), 7.13%, 10/25/49(b)(h)	38,626	38,672
		19,237,785
Total Mortgage-Backed Securities (Cost $32,351,334)		30,866,899

	Number of Shares
Preferred Stocks – 1.7%
Specialty Finance – 1.7%
AGNC Investment Corp., 6.50%(h)	3,228	74,793
AGNC Investment Corp., 6.13%(h)	21,599	458,763
Arbor Realty Trust, Inc., 6.25%(h)	39,458	803,759
Chimera Investment Corp., 8.00%(h)	24,975	544,705
Granite Point Mortgage Trust, Inc., 7.00%(h)	23,230	399,091
MFA Financial, Inc., 6.50%(h)	41,438	814,257

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Specialty Finance (Continued)
New York Mortgage Trust, Inc., 7.88%(h)	2,103	$ 46,392
New York Mortgage Trust, Inc., 6.88%(h)	21,682	415,210
Redwood Trust, Inc., 10.00%(h)	7,133	163,637
Rithm Capital Corp., 7.13%(h)	2,335	52,748
Rithm Capital Corp., 6.38%(h)	43,302	864,741
Total Preferred Stocks (Cost $5,342,149)		4,638,096

Rights – 0.1%
Biotechnology & Pharmaceuticals – 0.1%
Amryt Pharma CVR(f)*	130,430	3,223
Amryt Pharma CVR (London Exchange)(f)*	130,430	2,149
Concert Pharmaceuticals, Inc.(f)*	97,290	37,408
Contra Albireo Pharma CVR(f)*	21,904	48,975
Contra CinCor Pharma CVR(f)*	24,888	79,390
		171,145
Forestry, Paper & Wood Products – 0.0%(c)
Resolute Forest CVR(f)*	44,100	65,140
Medical Equipment & Devices – 0.0%(c)
Contra Abiomed, Inc. CVR(f)*	8,954	15,669
Total Rights (Cost $—)		251,954

Investment Companies – 0.2%
ProShares Short 20+ Year Treasury	26,963	603,432
Total Investment Companies (Cost $538,934)		603,432

	Par (a)/Number of Shares
Short-Term Investments – 13.3%
Convertible Bonds – 6.0%
8x8, Inc., 0.50%, 2/01/24(d)	$1,220,000	1,159,108
Apollo Commercial Real Estate Finance, Inc., 5.38%, 10/15/23(d)	2,612,000	2,594,042
	Par (a)/Number of Shares	Value
Convertible Bonds (Continued)
Encore Capital Europe Finance Ltd., 4.50%, 9/01/23(d)	$ 728,000	$ 877,240
Granite Point Mortgage Trust, Inc., 6.38%, 10/01/23	1,499,000	1,446,502
Hannon Armstrong Sustainable Infrastructure Capital, Inc., 0.00%, 8/15/23(g)	959,000	954,640
Herbalife Ltd., 2.63%, 3/15/24	1,149,000	1,109,934
Illumina, Inc., 0.00%, 8/15/23(g)	868,000	865,797
Kaman Corp., 3.25%, 5/01/24(d)	705,000	677,505
MFA Financial, Inc., 6.25%, 6/15/24(d)	2,332,000	2,302,653
New Mountain Finance Corp., 5.75%, 8/15/23	967,000	963,132
Redwood Trust, Inc.,
4.75%, 8/15/23	419,000	414,355
5.63%, 7/15/24	1,367,000	1,326,075

Splunk, Inc., 0.50%, 9/15/23	483,000	479,378
Uniti Fiber Holdings, Inc., 4.00%, 6/15/24(b)	1,023,000	988,058
		16,158,419
Corporate Bonds – 0.3%
Boeing (The) Co., 1.43%, 2/04/24	20,000	19,541
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 1/15/24	220,000	217,596
Charles Schwab (The) Corp., 0.75%, 3/18/24	30,000	29,041
Duke Energy Corp., 3.75%, 4/15/24	30,000	29,615
Ecolab, Inc., 0.90%, 12/15/23	35,000	34,378
Eversource Energy, 4.20%, 6/27/24	85,000	83,844
FMC Corp., 4.10%, 2/01/24	30,000	29,643
General Motors Financial Co., Inc., 1.70%, 8/18/23	140,000	139,719
Humana, Inc., 0.65%, 8/03/23	22,000	21,997
Kinder Morgan Energy Partners L.P., 3.50%, 9/01/23	70,000	69,864

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par (a)/Number of Shares	Value
Corporate Bonds (Continued)
Welltower OP LLC, 3.63%, 3/15/24	$ 50,000	$ 49,264
Williams (The) Cos., Inc., 4.30%, 3/04/24	75,000	74,275
		798,777
Foreign Issuer Bonds – 0.2%
Banco Santander S.A., 2.71%, 6/27/24	200,000	194,114
Canadian Natural Resources Ltd., 3.80%, 4/15/24	150,000	147,869
Royal Bank of Canada, 3.97%, 7/26/24	65,000	63,897
Thomson Reuters Corp., 4.30%, 11/23/23	10,000	9,942
		415,822
Money Market Fund – 5.7%
Northern Institutional Funds - Treasury Portfolio (Premier), 5.12%(l)	15,486,599	15,486,598
Mortgage-Backed Securities – 0.5%
FNMA Connecticut Avenue Securities,
Series 2014-C01, Class M2, (30D Average SOFR + 4.51%), 9.58%, 1/25/24(h)	114,698	116,389
Series 2014-C03, Class 1M2, (30D Average SOFR + 3.11%, 3.00% Floor), 8.18%, 7/25/24(h)	522,060	527,234

Freddie Mac STACR Debt Notes, Series 2013-DN2, Class M2, (30D Average SOFR + 4.36%), 9.43%, 11/25/23(h)	657,717	664,129
		1,307,752
U.S. Treasury Bills – 0.6%
U.S. Treasury Bills,
5.15%, 12/07/23(m)	1,000,000	981,280
5.23%, 1/11/24(m)	400,000	390,467
5.25%, 1/18/24(m)	200,000	195,038
5.18%, 1/25/24(m)	200,000	194,830
		1,761,615
Total Short-Term Investments (Cost $35,941,094)		35,928,983

Number of Contracts		Notional Amount	Value
Purchased Options – 0.0%(c)
Call Options - Exchange Traded – 0.0%(c)
Activision Blizzard, Inc., Strike Price $95.00, Expires 8/18/23	72	$ 667,872	$ 144
Horizon Therapeutics PLC,
Strike Price $110.00, Expires 8/18/23	23	230,621	575
Strike Price $105.00, Expires 8/18/23	12	120,324	480
iRobot Corp., Strike Price $55.00, Expires 9/15/23	34	136,000	170
MaxLinear, Inc., Strike Price $30.00, Expires 9/15/23	96	236,832	6,720
			8,089
Put Options - Exchange Traded – 0.0%(c)
Horizon Therapeutics PLC,
Strike Price $95.00, Expires 8/18/23	118	1,183,186	9,440
Strike Price $100.00, Expires 8/18/23	5	50,135	860
Strike Price $85.00, Expires 9/15/23	47	471,269	10,340
			20,640
Total Purchased Options (Premiums Paid $59,314)			28,729
Total Long Positions – 96.9% (Cost $267,451,084)			261,927,480

	Number of Shares	Value
Short Positions – (10.9)%(n)
Common Stocks – (10.8)%
Advertising & Marketing – (0.0)%(c)
Magnite, Inc.	(2,079)	(31,455)
Asset Management – (0.2)%
Brookfield Asset Management Ltd., Class A (Canada)	(3,150)	(106,218)
WisdomTree, Inc.	(66,219)	(460,884)
		(567,102)
Banking – (0.2)%
Banc of California, Inc.	(36,930)	(524,776)
New York Community Bancorp, Inc.	(3,452)	(47,879)
		(572,655)
Biotechnology & Pharmaceuticals – (0.9)%
Bridgebio Pharma, Inc.	(4,167)	(145,887)

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Biotechnology & Pharmaceuticals (Continued)
Coherus Biosciences, Inc.	(12,427)	$ (59,898)
Collegium Pharmaceutical, Inc.	(20,831)	(474,113)
Halozyme Therapeutics, Inc.	(7,108)	(305,360)
Insmed, Inc.	(33,341)	(736,503)
Jazz Pharmaceuticals PLC	(428)	(55,820)
Mirum Pharmaceuticals, Inc.	(25,194)	(648,997)
		(2,426,578)
Cable & Satellite – (0.0)%(c)
Cable One, Inc.	(115)	(83,253)
E-Commerce Discretionary – (0.1)%
Wayfair, Inc., Class A	(3,031)	(236,024)
Electric Utilities – (0.3)%
Duke Energy Corp.	(2,700)	(252,774)
NRG Energy, Inc.	(11,296)	(429,135)
		(681,909)
Electrical Equipment – (0.3)%
Bloom Energy Corp., Class A	(39,333)	(702,487)
Mesa Laboratories, Inc.	(434)	(55,839)
		(758,326)
Engineering & Construction – (0.2)%
Fluor Corp.	(18,778)	(581,742)
Gas & Water Utilities – (0.0)%(c)
Brookfield Infrastructure Corp., Class A (Canada)	(2,267)	(105,914)
Home & Office Products – (0.0)%(c)
iRobot Corp.(e)	(3,400)	(136,000)
Household Products – (0.0)%(c)
Beauty Health (The) Co.	(9,045)	(74,983)
Institutional Financial Services – (0.0)%(c)
Intercontinental Exchange, Inc.	(209)	(23,993)
Internet Media & Services – (0.2)%
Airbnb, Inc., Class A	(825)	(125,557)
Snap, Inc., Class A	(1,546)	(17,563)
TripAdvisor, Inc.	(2,628)	(49,012)
Upwork, Inc.	(2,284)	(23,822)
Ziff Davis, Inc.	(5,439)	(394,436)
		(610,390)
	Number of Shares	Value
Leisure Facilities & Services – (1.0)%
Cheesecake Factory (The), Inc.	(6,771)	$ (249,037)
Live Nation Entertainment, Inc.	(6,954)	(610,213)
Marcus (The) Corp.	(26,038)	(406,193)
Marriott Vacations Worldwide Corp.	(1,050)	(134,936)
Royal Caribbean Cruises Ltd.	(11,371)	(1,240,690)
		(2,641,069)
Medical Equipment & Devices – (0.5)%
CONMED Corp.	(4,258)	(515,431)
Haemonetics Corp.	(2,873)	(265,005)
Integer Holdings Corp.	(5,704)	(527,506)
NuVasive, Inc.	(1,498)	(61,733)
		(1,369,675)
Oil & Gas Producers – (1.5)%
Chevron Corp.	(8,473)	(1,386,691)
Exxon Mobil Corp.	(21,958)	(2,354,776)
ONEOK, Inc.	(5,995)	(401,905)
		(4,143,372)
Oil, Gas Services & Equipment – (0.2)%
Helix Energy Solutions Group, Inc.	(52,476)	(503,770)
Publishing & Broadcasting – (0.3)%
Liberty Media Corp., Class A	(24,141)	(765,270)
Real Estate Investment Trusts – (0.5)%
Pebblebrook Hotel Trust	(28,609)	(442,009)
Regency Centers Corp.	(7,606)	(498,421)
Summit Hotel Properties, Inc.	(43,662)	(281,183)
		(1,221,613)
Renewable Energy – (0.5)%
Array Technologies, Inc.	(35,129)	(669,207)
Sunnova Energy International, Inc.	(32,689)	(577,288)
		(1,246,495)
Retail - Discretionary – (0.2)%
Patrick Industries, Inc.	(5,925)	(512,809)
Semiconductors – (1.1)%
Broadcom, Inc.	(2,952)	(2,652,815)
MaxLinear, Inc.	(7,656)	(188,873)
		(2,841,688)

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Software – (0.9)%
Bentley Systems, Inc., Class B	(6,378)	$ (343,647)
Ceridian HCM Holding, Inc.	(2,610)	(184,814)
Envestnet, Inc.	(7,989)	(495,158)
Jamf Holding Corp.	(4,983)	(108,231)
Mitek Systems, Inc.	(15,840)	(161,726)
NextGen Healthcare, Inc.	(22,611)	(376,021)
Progress Software Corp.	(6,607)	(396,817)
Q2 Holdings, Inc.	(2,730)	(96,833)
Verint Systems, Inc.	(7,395)	(276,351)
		(2,439,598)
Specialty Finance – (0.6)%
Encore Capital Group, Inc.	(12,142)	(649,597)
EZCORP, Inc., Class A	(72,467)	(656,551)
SoFi Technologies, Inc.	(34,809)	(398,563)
		(1,704,711)
Technology Hardware – (0.2)%
Lumentum Holdings, Inc.	(4,493)	(235,253)
NCR Corp.	(11,101)	(298,395)
		(533,648)
Technology Services – (0.2)%
I3 Verticals, Inc., Class A	(7,570)	(189,326)
Perficient, Inc.	(1,916)	(122,222)
Sabre Corp.	(82,542)	(338,422)
		(649,970)
Transportation & Logistics – (0.5)%
Air Transport Services Group, Inc.	(9,157)	(184,605)
American Airlines Group, Inc.	(47,989)	(803,816)
CryoPort, Inc.	(1,341)	(21,550)
JetBlue Airways Corp.	(8,583)	(66,690)
Spirit Airlines, Inc.	(9,414)	(172,276)
		(1,248,937)
Transportation Equipment – (0.2)%
Greenbrier (The) Cos., Inc.	(12,366)	(571,186)
Total Common Stocks (Proceeds $26,993,803)		(29,284,135)

	Par (a)	Value
Mortgage-Backed Securities – (0.1)%
Government National Mortgage Association – (0.1)%
Pool, 2.00%, 8/01/53(k)	$(150,000)	$(125,390)
Total Mortgage-Backed Securities (Proceeds $126,830)		(125,390)

	Number of Shares
Rights – 0.0%(c)
Biotechnology & Pharmaceuticals — 0.0%(c)
Ligand Pharmaceuticals, Inc. CVR (Switzerland Exchange)(f)	(52)	—
Ligand Pharmaceuticals, Inc. CVR(f)	(52)	—
Total Rights (Proceeds $—)		—
Total Short Positions – (10.9)% (Proceeds $27,120,633)		(29,409,525)
Total Written Options – (0.0)%(c) (Premiums Received $3,373)		(2,250)
Other Assets less Liabilities – 14.0%(o)		37,974,204
NET ASSETS – 100.0%		$270,489,909
Percentages shown are based on Net Assets.
All securities are United States companies, unless noted otherwise in parentheses.

(a)	Par value is in USD unless otherwise indicated.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Amount rounds to less than 0.05%.
(d)	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap agreements.
(e)	Security represents underlying investment on open options contracts.
(f)	Investment is valued using significant unobservable inputs (Level 3).
(g)	Zero coupon bond.

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
(h)	Variable or floating rate security. Rate as of July 31, 2023 is disclosed.
(i)	Distributions from this security are made via payments in-kind (PIK) unless otherwise noted in the description.
(j)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate as of July 31, 2023 is disclosed.
(k)	When-Issued Security. Coupon rate was not yet in effect at July 31, 2023.
(l)	7-day current yield as of July 31, 2023 is disclosed.
(m)	Discount rate at the time of purchase.
(n)	Securities sold short are not owned by the Fund.
(o)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
*	Non-Income Producing Security

Abbreviations:

1Y	1 Year
3M	3 Month
5Y	5 Year
30D	30 Day
ADR	American Depositary Receipt
AUD	Australian Dollar
BDC	Business Development Company
BTP	Buoni del Tesoro Poliennali
CAD	Canadian Dollar
CDX	Credit Default Swap Index
CME	Chicago Mercantile Exchange
CMT	Constant Maturity
CVR	Contingent Value RIghts
EUR	Euro
FNMA	Federal National Mortgage Association
Freddie Mac	Federal Home Loan Mortgage Corporation
GBP	British Pound
L.P.	Limited Partnership
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
MSCI	Morgan Stanley Capital International
OAT	Obligations Assimilables du Trésor
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standards & Poor's
SOFR	United States Secured Overnight Financing Rate
STACR	Structured Agency Credit Risk
USD	United States Dollar
Concentration by Currency (%)(a)
U.S. Dollar	69.8
All other currencies less than 5%	30.2
Total	100.0
(a) Percentages shown are based on Net Assets.
Country Diversification (%)(a)
United States	65.3
All other countries less than 5%(b)	34.7
Total	100.0

(a) Percentages shown are based on Net Assets.
(b) Includes Other.

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Futures Contracts outstanding at July 31, 2023: Exchange Traded

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro-Bund	20	9/07/2023	EUR	2,660,000	$ 6,888
10-Year Australian Treasury Bond	3	9/15/2023	AUD	347,579	(1,407)
Ultra U.S. Treasury Bond	16	9/20/2023	USD	2,115,500	(25,982)
2-Year U.S. Treasury Note	215	9/29/2023	USD	43,651,719	(65,378)
Total Long Contracts					$ (85,879)
Short Contracts
Euro-BTP Italian Government Bond	(5)	9/07/2023	EUR	580,000	$ 570
Euro-OAT	(8)	9/07/2023	EUR	1,020,320	16,235
10-Year Canadian Government Bond	(19)	9/20/2023	CAD	2,281,900	41,351
10-Year U.S. Treasury Note	(102)	9/20/2023	USD	11,363,437	153,050
U.S. Treasury Long Bond	(36)	9/20/2023	USD	4,479,750	100,555
Ultra 10-Year U.S. Treasury Note	(58)	9/20/2023	USD	6,785,094	154,244
Long Gilt	(17)	9/27/2023	GBP	1,634,210	(19,834)
5-Year U.S. Treasury Note	(115)	9/29/2023	USD	12,284,336	265,598
Total Short Contracts					$711,769
					$625,890

Forward Foreign Currency Exchange Contracts outstanding at July 31, 2023:

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

9/20/23	Swiss Francs	400,000	U.S. Dollars	450,233	Morgan Stanley	$ 11,056
9/20/23	Swedish Kronor	2,200,000	U.S. Dollars	205,407	Deutsche Bank	4,125
9/20/23	Brazilian Reals	1,063,642	U.S. Dollars	219,105	Citibank	3,838
9/20/23	U.S. Dollars	149,374	Taiwan Dollars	4,600,000	Barclays	2,651
9/20/23	Norwegian Kroner	500,000	U.S. Dollars	46,836	Morgan Stanley	2,580
9/20/23	Mexican Pesos	1,500,000	U.S. Dollars	86,293	Morgan Stanley	2,432
9/20/23	U.S. Dollars	56,822	Chilean Pesos	46,000,000	Morgan Stanley	2,297
9/20/23	Colombian Pesos	125,881,576	U.S. Dollars	29,667	Morgan Stanley	1,964
9/20/23	South African Rand	1,300,000	U.S. Dollars	70,501	Morgan Stanley	1,841
9/15/23	U.S. Dollars	219,917	Euro	197,970	Morgan Stanley	1,737
9/20/23	U.S. Dollars	136,327	Japanese Yen	19,000,000	Barclays	1,668
9/20/23	U.S. Dollars	58,621	Swedish Kronor	600,000	Goldman Sachs	1,477
9/15/23	British Pounds	146,100	U.S. Dollars	186,122	Morgan Stanley	1,415
9/20/23	U.S. Dollars	77,609	Swedish Kronor	800,000	Morgan Stanley	1,415
9/20/23	Swiss Francs	50,000	U.S. Dollars	56,432	JPMorgan Chase	1,229

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at July 31, 2023: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
9/20/23	Colombian Pesos	84,118,424	U.S. Dollars	20,003	Deutsche Bank	$ 1,135
9/20/23	U.S. Dollars	88,244	Polish Zloty	350,000	Barclays	1,095
9/15/23	Swedish Kronor	478,400	U.S. Dollars	44,571	Morgan Stanley	983
9/20/23	U.S. Dollars	41,227	Australian Dollars	60,000	Morgan Stanley	851
9/20/23	New Zealand Dollars	270,000	U.S. Dollars	166,911	Goldman Sachs	797
9/20/23	U.S. Dollars	41,157	Australian Dollars	60,000	Deutsche Bank	781
9/20/23	U.S. Dollars	34,422	Australian Dollars	50,000	JPMorgan Chase	775
9/20/23	U.S. Dollars	41,602	Israeli Shekels	150,000	Deutsche Bank	723
9/20/23	Euro	180,000	U.S. Dollars	197,712	Bank of America	708
9/20/23	Swedish Kronor	390,000	U.S. Dollars	36,441	Morgan Stanley	703
9/20/23	Singapore Dollars	90,000	U.S. Dollars	67,236	Goldman Sachs	616
9/20/23	U.S. Dollars	12,459	Chilean Pesos	10,000,000	Bank of America	606
9/20/23	Norwegian Kroner	100,000	U.S. Dollars	9,300	Bank of America	583
9/20/23	Norwegian Kroner	200,000	U.S. Dollars	19,190	Deutsche Bank	576
9/15/23	U.S. Dollars	23,683	Swedish Kronor	242,900	Morgan Stanley	553
9/20/23	U.S. Dollars	25,808	Hungarian Forints	9,000,000	Morgan Stanley	547
9/20/23	Swedish Kronor	300,000	U.S. Dollars	28,048	Goldman Sachs	524
9/20/23	Australian Dollars	130,000	U.S. Dollars	86,963	Deutsche Bank	517
9/20/23	U.S. Dollars	49,923	Norwegian Kroner	500,000	Morgan Stanley	507
9/20/23	U.S. Dollars	88,511	Indonesian Rupiahs	1,330,000,000	Barclays	505
9/20/23	Australian Dollars	140,000	U.S. Dollars	93,704	JPMorgan Chase	505
9/20/23	U.S. Dollars	38,516	Taiwan Dollars	1,192,562	Bank of America	478
9/20/23	Norwegian Kroner	100,000	U.S. Dollars	9,427	Goldman Sachs	456
9/20/23	U.S. Dollars	21,710	Japanese Yen	3,000,000	Morgan Stanley	448
9/15/23	U.S. Dollars	848,012	British Pounds	660,300	Morgan Stanley	441
9/20/23	Polish Zloty	100,000	U.S. Dollars	24,485	Morgan Stanley	415
9/20/23	U.S. Dollars	26,073	British Pounds	20,000	Deutsche Bank	400
9/15/23	Euro	789,010	U.S. Dollars	869,160	Morgan Stanley	397
9/20/23	U.S. Dollars	18,756	Czech Republic Koruna	400,000	JPMorgan Chase	385
9/20/23	U.S. Dollars	13,989	Israeli Shekels	50,000	Goldman Sachs	363
9/20/23	Swiss Francs	30,000	U.S. Dollars	34,256	Barclays	341
9/20/23	U.S. Dollars	37,685	Polish Zloty	150,000	Morgan Stanley	335
9/20/23	Euro	30,000	U.S. Dollars	32,748	Morgan Stanley	322
9/20/23	Polish Zloty	100,000	U.S. Dollars	24,587	Citibank	312
9/20/23	Colombian Pesos	20,000,000	U.S. Dollars	4,733	Goldman Sachs	293
9/20/23	South Korean Won	25,000,000	U.S. Dollars	19,345	Citibank	279
9/20/23	U.S. Dollars	50,068	Polish Zloty	200,000	Goldman Sachs	268
9/20/23	U.S. Dollars	14,032	Czech Republic Koruna	300,000	Morgan Stanley	254
9/20/23	U.S. Dollars	11,272	Euro	10,000	Deutsche Bank	249
9/20/23	New Zealand Dollars	80,000	U.S. Dollars	49,456	Morgan Stanley	236
9/20/23	U.S. Dollars	18,868	New Zealand Dollars	30,000	JPMorgan Chase	233

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at July 31, 2023: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
9/20/23	U.S. Dollars	25,340	Indonesian Rupiahs	380,000,000	Goldman Sachs	$ 195
9/20/23	Brazilian Reals	30,000	U.S. Dollars	6,097	Barclays	191
9/20/23	U.S. Dollars	11,416	Hungarian Forints	4,000,000	JPMorgan Chase	189
9/20/23	U.S. Dollars	5,791	Hungarian Forints	2,000,000	Barclays	177
9/20/23	Swedish Kronor	100,000	U.S. Dollars	9,350	Bank of America	174
9/20/23	U.S. Dollars	31,224	New Zealand Dollars	50,000	Deutsche Bank	167
9/20/23	U.S. Dollars	6,083	Chilean Pesos	5,000,000	Deutsche Bank	157
9/20/23	New Zealand Dollars	60,000	U.S. Dollars	37,114	Bank of America	155
9/20/23	Mexican Pesos	300,000	U.S. Dollars	17,592	Goldman Sachs	153
9/20/23	U.S. Dollars	37,788	Indian Rupees	3,100,000	JPMorgan Chase	153
9/20/23	U.S. Dollars	21,416	Japanese Yen	3,000,000	JPMorgan Chase	153
9/20/23	U.S. Dollars	25,818	British Pounds	20,000	JPMorgan Chase	145
9/20/23	South Korean Won	15,000,000	U.S. Dollars	11,641	JPMorgan Chase	134
9/20/23	U.S. Dollars	23,870	Philippine Pesos	1,300,000	Bank of America	134
9/20/23	British Pounds	10,000	U.S. Dollars	12,703	Barclays	133
9/20/23	Mexican Pesos	100,000	U.S. Dollars	5,782	Barclays	133
9/20/23	Brazilian Reals	36,358	U.S. Dollars	7,491	JPMorgan Chase	130
9/20/23	Brazilian Reals	50,000	U.S. Dollars	10,353	Deutsche Bank	128
9/20/23	Indonesian Rupiahs	190,000,000	U.S. Dollars	12,456	Citibank	116
9/20/23	Philippine Pesos	400,000	U.S. Dollars	7,188	Citibank	116
9/20/23	U.S. Dollars	12,561	Polish Zloty	50,000	Citibank	111
9/20/23	Israeli Shekels	50,000	U.S. Dollars	13,521	Deutsche Bank	106
9/20/23	Canadian Dollars	60,000	U.S. Dollars	45,436	Bank of America	98
9/20/23	South African Rand	200,000	U.S. Dollars	11,033	Goldman Sachs	97
9/20/23	Canadian Dollars	100,000	U.S. Dollars	75,796	JPMorgan Chase	93
9/20/23	U.S. Dollars	23,053	Czech Republic Koruna	500,000	Citibank	89
9/20/23	Canadian Dollars	60,000	U.S. Dollars	45,446	Barclays	87
9/20/23	South Korean Won	5,000,000	U.S. Dollars	3,840	Bank of America	85
9/20/23	Israeli Shekels	50,000	U.S. Dollars	13,542	JPMorgan Chase	85
9/20/23	Thai Baht	400,000	U.S. Dollars	11,661	JPMorgan Chase	84
9/20/23	U.S. Dollars	44,165	Euro	40,000	Morgan Stanley	72
9/20/23	Swiss Francs	10,000	U.S. Dollars	11,465	Deutsche Bank	67
9/20/23	U.S. Dollars	12,640	Brazilian Reals	60,000	JPMorgan Chase	64
9/15/23	Canadian Dollars	20,760	U.S. Dollars	15,694	Morgan Stanley	59
9/20/23	Australian Dollars	30,000	U.S. Dollars	20,130	Morgan Stanley	58
9/20/23	U.S. Dollars	13,401	Indian Rupees	1,100,000	Citibank	47
9/20/23	U.S. Dollars	7,582	Singapore Dollars	10,000	Barclays	43
9/20/23	U.S. Dollars	6,659	Taiwan Dollars	207,438	Morgan Stanley	43
9/15/23	U.S. Dollars	22,131	Canadian Dollars	29,110	Morgan Stanley	42
9/20/23	Norwegian Kroner	100,000	U.S. Dollars	9,844	JPMorgan Chase	40
9/20/23	U.S. Dollars	12,874	British Pounds	10,000	Barclays	38
9/20/23	U.S. Dollars	7,627	Canadian Dollars	10,000	Deutsche Bank	38

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at July 31, 2023: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
9/20/23	U.S. Dollars	75,303	Indian Rupees	6,200,000	Barclays	$ 32
9/20/23	Indian Rupees	1,600,000	U.S. Dollars	19,397	Morgan Stanley	28
9/15/23	U.S. Dollars	5,989	New Zealand Dollars	9,600	Morgan Stanley	26
9/20/23	U.S. Dollars	13,800	Czech Republic Koruna	300,000	Goldman Sachs	22
9/20/23	U.S. Dollars	18,231	Indian Rupees	1,500,000	Deutsche Bank	20
9/20/23	Canadian Dollars	10,000	U.S. Dollars	7,570	Goldman Sachs	19
9/20/23	Indian Rupees	500,000	U.S. Dollars	6,053	Citibank	17
9/15/23	New Zealand Dollars	3,500	U.S. Dollars	2,163	Morgan Stanley	11
9/20/23	British Pounds	20,000	U.S. Dollars	25,667	Morgan Stanley	6
9/20/23	Taiwan Dollars	100,000	U.S. Dollars	3,189	Bank of America	1
9/20/23	British Pounds	10,000	U.S. Dollars	12,835	JPMorgan Chase	1
Total Unrealized Appreciation						$ 67,982

9/20/23	Singapore Dollars	30,000	U.S. Dollars	22,618	Goldman Sachs	$ (1)
9/20/23	U.S. Dollars	13,775	Czech Republic Koruna	300,000	Goldman Sachs	(3)
9/20/23	U.S. Dollars	4,588	Czech Republic Koruna	100,000	Deutsche Bank	(5)
9/20/23	U.S. Dollars	12,822	British Pounds	10,000	Bank of America	(14)
9/20/23	Indian Rupees	1,500,000	U.S. Dollars	18,231	Bank of America	(20)
9/20/23	U.S. Dollars	11,002	Euro	10,000	Goldman Sachs	(21)
9/15/23	U.S. Dollars	1,032	New Zealand Dollars	1,700	Citibank	(24)
9/15/23	Canadian Dollars	8,830	U.S. Dollars	6,727	Morgan Stanley	(26)
9/20/23	U.S. Dollars	12,396	New Zealand Dollars	20,000	Goldman Sachs	(27)
9/15/23	New Zealand Dollars	7,900	U.S. Dollars	4,938	Morgan Stanley	(31)
9/20/23	Indian Rupees	2,600,000	U.S. Dollars	31,597	Barclays	(32)
9/20/23	Israeli Shekels	50,000	U.S. Dollars	13,664	Barclays	(37)
9/20/23	Indonesian Rupiahs	100,000,000	U.S. Dollars	6,664	Citibank	(47)
9/20/23	Indian Rupees	2,100,000	U.S. Dollars	25,546	JPMorgan Chase	(52)
9/20/23	Swiss Francs	20,000	U.S. Dollars	23,117	Morgan Stanley	(52)
9/20/23	U.S. Dollars	24,788	New Zealand Dollars	40,000	Barclays	(58)
9/20/23	U.S. Dollars	56,380	Hong Kong Dollars	440,000	JPMorgan Chase	(62)
9/20/23	South African Rand	200,000	U.S. Dollars	11,196	Goldman Sachs	(66)
9/20/23	Indonesian Rupiahs	190,000,000	U.S. Dollars	12,641	Deutsche Bank	(69)
9/20/23	Canadian Dollars	60,000	U.S. Dollars	45,605	Morgan Stanley	(72)
9/20/23	U.S. Dollars	6,656	Australian Dollars	10,000	Morgan Stanley	(73)
9/20/23	Singapore Dollars	20,000	U.S. Dollars	15,153	Barclays	(75)
9/20/23	U.S. Dollars	68,245	New Zealand Dollars	110,000	JPMorgan Chase	(80)
9/20/23	U.S. Dollars	10,941	Euro	10,000	Morgan Stanley	(83)
9/20/23	Indian Rupees	5,200,000	U.S. Dollars	63,215	Citibank	(85)
9/20/23	U.S. Dollars	25,583	British Pounds	20,000	Morgan Stanley	(89)

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at July 31, 2023: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
9/20/23	U.S. Dollars	21,956	Euro	20,000	JPMorgan Chase	$ (91)
9/20/23	U.S. Dollars	12,359	Polish Zloty	50,000	Morgan Stanley	(91)
9/20/23	U.S. Dollars	21,169	Japanese Yen	3,000,000	Morgan Stanley	(93)
9/20/23	U.S. Dollars	13,528	Israeli Shekels	50,000	Deutsche Bank	(98)
9/20/23	South Korean Won	15,000,000	U.S. Dollars	11,883	Bank of America	(109)
9/20/23	U.S. Dollars	12,709	British Pounds	10,000	JPMorgan Chase	(127)
9/20/23	Canadian Dollars	60,000	U.S. Dollars	45,680	JPMorgan Chase	(146)
9/20/23	Israeli Shekels	50,000	U.S. Dollars	13,822	Goldman Sachs	(196)
9/20/23	U.S. Dollars	19,989	Australian Dollars	30,000	Citibank	(198)
9/20/23	U.S. Dollars	30,156	Canadian Dollars	40,000	Morgan Stanley	(200)
9/20/23	U.S. Dollars	6,085	Brazilian Reals	30,000	JPMorgan Chase	(203)
9/20/23	U.S. Dollars	17,405	Thai Baht	600,000	Goldman Sachs	(212)
9/20/23	U.S. Dollars	12,538	Philippine Pesos	700,000	Bank of America	(242)
9/20/23	South African Rand	200,000	U.S. Dollars	11,380	Morgan Stanley	(250)
9/20/23	South Korean Won	45,000,000	U.S. Dollars	35,592	JPMorgan Chase	(268)
9/20/23	U.S. Dollars	60,294	Australian Dollars	90,000	Barclays	(269)
9/20/23	U.S. Dollars	11,260	Swiss Francs	10,000	JPMorgan Chase	(272)
9/20/23	U.S. Dollars	5,285	South African Rand	100,000	Barclays	(280)
9/20/23	Taiwan Dollars	600,000	U.S. Dollars	19,431	Citibank	(294)
9/20/23	Japanese Yen	3,000,000	U.S. Dollars	21,574	JPMorgan Chase	(312)
9/20/23	Australian Dollars	50,000	U.S. Dollars	33,958	JPMorgan Chase	(313)
9/20/23	U.S. Dollars	46,784	Australian Dollars	70,000	JPMorgan Chase	(321)
9/20/23	U.S. Dollars	63,845	British Pounds	50,000	Citibank	(336)
9/20/23	U.S. Dollars	4,672	Colombian Pesos	20,000,000	Morgan Stanley	(353)
9/20/23	Norwegian Kroner	230,000	U.S. Dollars	23,089	Barclays	(358)
9/20/23	Australian Dollars	40,000	U.S. Dollars	27,297	Deutsche Bank	(380)
9/20/23	Japanese Yen	2,000,000	U.S. Dollars	14,561	Morgan Stanley	(386)
9/20/23	U.S. Dollars	32,472	Philippine Pesos	1,800,000	Deutsche Bank	(393)
9/20/23	Hungarian Forints	4,000,000	U.S. Dollars	11,692	Goldman Sachs	(465)
9/20/23	U.S. Dollars	30,558	Philippine Pesos	1,700,000	Barclays	(481)
9/20/23	British Pounds	20,000	U.S. Dollars	26,158	Morgan Stanley	(485)
9/20/23	U.S. Dollars	7,012	Colombian Pesos	30,000,000	Citibank	(527)
9/20/23	U.S. Dollars	113,278	South Korean Won	145,000,000	Citibank	(543)
9/15/23	Swedish Kronor	250,400	U.S. Dollars	24,387	Morgan Stanley	(545)
9/20/23	U.S. Dollars	40,811	Mexican Pesos	700,000	Deutsche Bank	(594)
9/20/23	U.S. Dollars	17,145	Mexican Pesos	300,000	Goldman Sachs	(599)
9/20/23	U.S. Dollars	16,127	Brazilian Reals	80,000	Goldman Sachs	(641)
9/20/23	U.S. Dollars	86,292	New Zealand Dollars	140,000	Morgan Stanley	(667)
9/20/23	New Zealand Dollars	50,000	U.S. Dollars	31,773	Barclays	(716)
9/20/23	U.S. Dollars	44,510	Singapore Dollars	60,000	Barclays	(724)
9/20/23	Euro	40,000	U.S. Dollars	44,822	Goldman Sachs	(729)
9/20/23	Euro	50,000	U.S. Dollars	55,853	Barclays	(737)
9/20/23	British Pounds	50,000	U.S. Dollars	64,928	JPMorgan Chase	(745)

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at July 31, 2023: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
9/20/23	U.S. Dollars	33,802	Swiss Francs	30,000	Goldman Sachs	$ (795)
9/20/23	Euro	70,000	U.S. Dollars	77,963	Morgan Stanley	(800)
9/20/23	U.S. Dollars	287,482	Canadian Dollars	380,000	JPMorgan Chase	(896)
9/20/23	Hungarian Forints	6,000,000	U.S. Dollars	17,756	Morgan Stanley	(916)
9/20/23	U.S. Dollars	66,928	Singapore Dollars	90,000	Citibank	(924)
9/15/23	U.S. Dollars	66,796	New Zealand Dollars	109,200	Morgan Stanley	(1,032)
9/20/23	U.S. Dollars	74,359	Singapore Dollars	100,000	JPMorgan Chase	(1,032)
9/20/23	Hungarian Forints	7,000,000	U.S. Dollars	20,744	JPMorgan Chase	(1,096)
9/20/23	U.S. Dollars	26,604	South African Rand	500,000	Morgan Stanley	(1,220)
9/20/23	U.S. Dollars	112,609	Canadian Dollars	150,000	Bank of America	(1,225)
9/20/23	British Pounds	50,000	U.S. Dollars	65,550	Goldman Sachs	(1,368)
9/20/23	U.S. Dollars	51,718	Mexican Pesos	900,000	Morgan Stanley	(1,517)
9/20/23	U.S. Dollars	350,875	Euro	320,000	Deutsche Bank	(1,872)
9/20/23	U.S. Dollars	277,591	New Zealand Dollars	450,000	Bank of America	(1,922)
9/20/23	U.S. Dollars	64,626	Swedish Kronor	700,000	Morgan Stanley	(2,043)
9/20/23	U.S. Dollars	122,451	Polish Zloty	500,000	Barclays	(2,048)
9/20/23	Israeli Shekels	400,000	U.S. Dollars	111,241	Citibank	(2,230)
9/20/23	Euro	110,000	U.S. Dollars	124,005	JPMorgan Chase	(2,748)
9/20/23	U.S. Dollars	84,372	Norwegian Kroner	900,000	Bank of America	(4,576)
9/15/23	U.S. Dollars	704,473	Canadian Dollars	937,450	Morgan Stanley	(6,903)
9/15/23	U.S. Dollars	401,184	Swedish Kronor	4,313,400	Morgan Stanley	(9,541)
9/15/23	U.S. Dollars	1,416,044	Danish Kroner	9,696,900	Morgan Stanley	(18,856)
9/15/23	U.S. Dollars	1,248,371	British Pounds	992,700	Morgan Stanley	(25,875)
9/15/23	U.S. Dollars	3,764,157	Euro	3,473,720	Morgan Stanley	(64,183)
Total Unrealized Depreciation						$ (172,811)
Net Unrealized Depreciation						$(104,829)

Written Call Option Contracts outstanding at July 31, 2023: Exchange Traded

Description	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value
Amedisys, Inc.	12	USD	109,008	90.00	8/18/2023	$ (2,250)
Total Written Call Options Contracts (Premiums Received $3,373)						$(2,250)

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at July 31, 2023: Over the Counter

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Agilent Technologies, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	2,337	Monthly	$ 284,151	$ 7,801
Alcoa Corp.	U.S. Fed Funds	1/24/2024	Barclays	6,914	Monthly	251,741	18,393
Allstate Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	2,822	Monthly	317,554	28,553
Altria Group, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	8,880	Monthly	402,739	(236)
American Electric Power Co., Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	4,632	Monthly	391,950	(4,321)
American Express Co.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	2,215	Monthly	373,595	(15,091)
American International Group, Inc.	U.S. Fed Funds	1/24/2024	Barclays	5,233	Monthly	315,307	(34)
American International Group, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	3,728	Monthly	224,418	3,759
American Tower Corp.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	124	Monthly	23,588	(76)
American Water Works Company, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	210	Monthly	30,916	661
AMN Healthcare Services, Inc.	U.S. Fed Funds	2/8/2024	JPMorgan Chase	142	Monthly	15,215	96
Antero Resources Corp.	U.S. Fed Funds	1/24/2024	Barclays	9,152	Monthly	244,703	21,211
Anthem, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	460	Monthly	216,664	14,408
Apache Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	9,931	Monthly	401,611	40,818
Applied Materials, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	2,075	Monthly	314,065	12,153
Arrow Electronics, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	2,826	Monthly	402,224	(2,798)
AT&T, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	47,185	Monthly	684,207	44,207
Atmos Energy Corp.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	2,637	Monthly	320,178	10,119
AutoZone, Inc.	U.S. Fed Funds	1/24/2024	Barclays	162	Monthly	401,861	(2,295)
Avis Budget Group, Inc.	U.S. Fed Funds	1/24/2024	Barclays	2,959	Monthly	651,546	(12,571)
Barrick Gold Corp.	U.S. Fed Funds	1/24/2024	Barclays	12,833	Monthly	221,785	(1,253)
Berkshire Hathaway, Inc., Class B	U.S. Fed Funds	1/24/2024	Barclays	1,116	Monthly	392,616	2,429
Best Buy Co., Inc.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	3,566	Monthly	295,544	8,709
Biogen, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	515	Monthly	138,952	(4,060)
Boeing (The) Co.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	1,238	Monthly	295,636	8,404
BorgWarner, Inc.	U.S. Fed Funds	1/24/2024	Barclays	5,153	Monthly	239,511	1,700
BorgWarner, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	6,788	Monthly	315,164	6,989
Boston Scientific Corp.	U.S. Fed Funds	1/24/2024	Barclays	7,187	Monthly	373,603	(1,343)
Boyd Gaming Corp.	U.S. Fed Funds	1/24/2024	Barclays	5,630	Monthly	384,465	(16,841)
Bristol-Myers Squibb Co.	U.S. Fed Funds	1/24/2024	Barclays	2,727	Monthly	169,515	(7,004)
Bristol-Myers Squibb Co.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	3,488	Monthly	216,376	(1,554)
Builders FirstSource, Inc.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	2,274	Monthly	327,669	20,207
Camden Property Trust REIT	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	114	Monthly	12,431	(433)
Campbell Soup	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	14,050	Monthly	642,771	11,364
Canadian Natural Resources Ltd.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	1,040	Monthly	63,147	5,011
Canadian Pacific Railway Ltd.	U.S. Fed Funds	1/24/2024	Barclays	3,834	Monthly	315,361	53
Cardinal Health, Inc.	U.S. Fed Funds	1/24/2024	Barclays	3,389	Monthly	309,853	(5,493)
Cardinal Health, Inc.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	343	Monthly	31,294	(841)

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at July 31, 2023: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Cardinal Health, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	3,093	Monthly	$ 282,493	$ (6,610)
Carnival Corp.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	20,769	Monthly	392,493	21,766
Carnival Corp.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	8,454	Monthly	159,178	7,836
Caterpillar, Inc.	U.S. Fed Funds	1/24/2024	Barclays	732	Monthly	196,124	6,266
Caterpillar, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	701	Monthly	189,474	7,697
CH Robinson Worldwide, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	3,220	Monthly	322,132	16,715
Chubb Limited	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	1,895	Monthly	386,427	29,974
Ciena Corpment, Corp.	U.S. Fed Funds	1/24/2024	Barclays	3,261	Monthly	137,773	(474)
Cigna Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	1,080	Monthly	318,263	14,610
Cisco Systems, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	7,277	Monthly	378,153	8,408
Cleveland Cliffs, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	1,790	Monthly	31,549	1,442
Clorox (The) Co.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	2,079	Monthly	314,459	(4,688)
CME Group, Inc., Class A	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	1,587	Monthly	315,301	21,309
Colgate-Palmolive Co.	U.S. Fed Funds	1/24/2024	Barclays	3,082	Monthly	234,945	(3,631)
Comcast Corp., Class A	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	7,607	Monthly	343,737	23,558
ConocoPhillips	U.S. Fed Funds	1/24/2024	Barclays	3,400	Monthly	400,077	10,029
Coterra Energy, Inc.	U.S. Fed Funds	1/24/2024	Barclays	3,685	Monthly	101,441	2,425
Crown Castle International Corp.	U.S. Fed Funds	1/24/2024	Barclays	2,907	Monthly	314,657	(9,387)
CSX Corp.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	9,389	Monthly	312,312	(1,440)
CSX Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	11,540	Monthly	383,921	562
CVS Health Corp.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	5,136	Monthly	382,434	26,201
Darden Restaurants, Inc.	U.S. Fed Funds	1/24/2024	Barclays	317	Monthly	53,512	(403)
DaVita, Inc.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	3,847	Monthly	391,378	(7,524)
Dell Technologies, Inc., Class C	U.S. Fed Funds	1/24/2024	Barclays	7,174	Monthly	379,479	(5,980)
Delta Air Lines, Inc.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	8,265	Monthly	381,349	(18,970)
Dick's Sporting Goods, Inc.	U.S. Fed Funds	1/24/2024	Barclays	100	Monthly	14,047	950
Duke Energy Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	4,116	Monthly	384,786	7,019
DuPont de Nemours, Inc.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	4,105	Monthly	317,953	29,289
Ebay, Inc.	U.S. Fed Funds	2/8/2024	JPMorgan Chase	313	Monthly	13,932	(159)
Elanco Animal Health, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	16,641	Monthly	200,576	8,871
Energy, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	2,072	Monthly	124,077	897
Equity Residential	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	275	Monthly	18,088	(299)
Eversource Energy	U.S. Fed Funds	1/24/2024	Barclays	4,278	Monthly	309,289	(5,999)
Exelon Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	9,108	Monthly	380,718	67
Extra Space Storage Incment, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	2,078	Monthly	289,550	(35,491)
Fair Isaac Corporation	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	378	Monthly	316,288	(188)
FedEx Corp.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	1,455	Monthly	391,803	25,594
FedEx Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	164	Monthly	44,240	1,099
Ford Motor Co.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	14,292	Monthly	188,509	(13,521)
Ford Motor Co.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	26,758	Monthly	352,938	(24,801)
Fox Corp., Class A	U.S. Fed Funds	1/24/2024	Barclays	7,711	Monthly	257,821	1,815
Gap (The), Inc.	U.S. Fed Funds	1/24/2024	Barclays	15,866	Monthly	160,033	10,575

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at July 31, 2023: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Gap (The), Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	5,002	Monthly	$ 51,598	$ 5,330
Gartner, Inc.	U.S. Fed Funds	1/24/2024	Barclays	68	Monthly	24,022	(268)
General Mills, Inc.	U.S. Fed Funds	1/24/2024	Barclays	1,490	Monthly	111,288	(3,815)
General Mills, Inc.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	4,082	Monthly	304,329	(964)
General Motors Co.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	4,568	Monthly	175,067	(1,587)
Gilead Sciences, Inc.	U.S. Fed Funds	1/24/2024	Barclays	4,031	Monthly	306,783	(6,265)
GoDaddy, Inc., Class A	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	2,853	Monthly	219,655	(240)
Halliburton Co.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	10,196	Monthly	397,901	16,978
Hartford Financial Services Group (The), Inc.	U.S. Fed Funds	1/24/2024	Barclays	4,371	Monthly	314,052	(13,402)
Hartford Financial Services Group (The), Inc.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	4,213	Monthly	302,070	(3,372)
Healthpeak Properties, Inc.	U.S. Fed Funds	1/24/2024	Barclays	14,255	Monthly	311,048	(4,272)
HF Sinclair Corporation	U.S. Fed Funds	1/24/2024	Barclays	1,145	Monthly	59,618	2,047
Home Depot (The), Inc.	U.S. Fed Funds	1/24/2024	Barclays	1,142	Monthly	381,074	9,798
Honeywell International, Inc.	U.S. Fed Funds	1/24/2024	Barclays	1,874	Monthly	363,671	(19,394)
HP, Inc.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	9,717	Monthly	318,246	11,772
HP, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	12,023	Monthly	394,136	(458)
Humana, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	695	Monthly	317,054	15,139
International Paper Co.	U.S. Fed Funds	1/24/2024	Barclays	10,914	Monthly	393,395	40,109
JM Smucker (The) Co.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	1,736	Monthly	266,519	8,758
Johnson Controls International PLC	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	1,067	Monthly	73,826	1,228
Johnson Controls International PLC	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	1,563	Monthly	108,301	(124)
Juniper Networks, Inc.	U.S. Fed Funds	1/24/2024	Barclays	583	Monthly	16,207	(5)
Keysight Technologies, Inc.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	227	Monthly	36,391	(1,933)
Kimberly-Clarke Corp.	U.S. Fed Funds	1/24/2024	Barclays	2,299	Monthly	296,662	(18,691)
Kimco Realty Corp.	U.S. Fed Funds	1/24/2024	Barclays	999	Monthly	20,231	(708)
Kinross Gold Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	35,286	Monthly	175,405	(3,848)
KLA Corp.	U.S. Fed Funds	1/24/2024	Barclays	625	Monthly	321,092	32,980
Kohls Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	2,696	Monthly	76,701	804
Kraft Heinz Foods Co.	U.S. Fed Funds	1/24/2024	Barclays	8,335	Monthly	303,175	198
Kraft Heinz Foods Co.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	8,675	Monthly	313,410	5,360
Kroger (The) Co.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	7,006	Monthly	339,877	11,061
Kroger (The) Co.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	5,450	Monthly	264,716	11,073
L Brands, Inc.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	10,714	Monthly	396,094	(1,247)
L Brands, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	8,767	Monthly	324,431	7,554
L3Harris Technologies, Inc.	U.S. Fed Funds	1/24/2024	Barclays	109	Monthly	20,634	(1,239)
Lam Research Corp.	U.S. Fed Funds	1/24/2024	Barclays	449	Monthly	322,466	35,541
Lennar Corp.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	323	Monthly	40,966	105
LIncoln National Corp.	U.S. Fed Funds	1/24/2024	Barclays	5,219	Monthly	146,252	590
Lockheed Martin Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	233	Monthly	103,432	(5,444)
Loews Corp.	U.S. Fed Funds	1/24/2024	Barclays	6,345	Monthly	397,343	7,252
Lowe's Cos., Inc.	U.S. Fed Funds	1/24/2024	Barclays	713	Monthly	166,978	106

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at July 31, 2023: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Macys, Inc.	U.S. Fed Funds	1/24/2024	Barclays	13,493	Monthly	$ 223,786	$ 2,379
Marathon Petroleum Corp.	U.S. Fed Funds	1/24/2024	Barclays	3,038	Monthly	403,943	13,895
Marathon Petroleum Corp.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	2,284	Monthly	303,167	33,561
Marathon Petroleum Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	2,283	Monthly	59,964	803
Marsh & McLennan Cos., Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	1,096	Monthly	206,200	(265)
Mcdonalds Corp.	U.S. Fed Funds	1/24/2024	Barclays	800	Monthly	234,456	(1,792)
Mcdonalds Corp.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	618	Monthly	180,745	(1,250)
McKesson Corp.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	982	Monthly	394,151	(12,754)
Meta Platform Inc., Class A	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	786	Monthly	250,382	5,814
MGM Resorts International	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	10,907	Monthly	552,951	27,343
Mid-America Apartment Communities, Inc.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	1,079	Monthly	161,156	(3,607)
Mondelez International, Inc., Class A	U.S. Fed Funds	1/24/2024	Barclays	5,583	Monthly	413,675	(1,253)
Mosaic (The) Co.	U.S. Fed Funds	1/24/2024	Barclays	7,977	Monthly	325,004	9,673
Motorola Solutions, Inc.	U.S. Fed Funds	1/24/2024	Barclays	1,191	Monthly	346,022	(5,990)
MSCI, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	575	Monthly	314,725	27,656
Murphy Oil Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	9,303	Monthly	402,006	37,142
Nasdaq, Inc.	U.S. Fed Funds	1/24/2024	Barclays	4,921	Monthly	248,335	(2,882)
National Oilwell Varco, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	10,848	Monthly	217,521	20,521
Newmont Corp.	U.S. Fed Funds	1/24/2024	Barclays	4,061	Monthly	174,221	(1,336)
Newmont Corp.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	4,834	Monthly	206,963	986
Newmont Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	6,832	Monthly	292,782	(12,061)
NIKE, Inc., Class B	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	2,899	Monthly	319,558	4,408
Nordstrom, Inc.	U.S. Fed Funds	1/24/2024	Barclays	7,305	Monthly	168,749	10,377
Norfolk Southern Corp.	U.S. Fed Funds	1/24/2024	Barclays	1,657	Monthly	386,887	(3,121)
Nutrien ltd.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	4,185	Monthly	287,881	34,229
Occidental Petroleum Corp.	U.S. Fed Funds	1/24/2024	Barclays	4,898	Monthly	309,077	3,833
Olin Corp.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	3,371	Monthly	194,071	13,684
Olin Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	5,569	Monthly	320,785	24,292
Omnicom Group, Inc.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	5,044	Monthly	425,819	(36,794)
O'Reilly Automotive, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	1	Monthly	924	(45)
Otis Worldwide Corp.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	154	Monthly	14,006	41
Ovintiv, Inc.	U.S. Fed Funds	1/24/2024	Barclays	6,312	Monthly	290,786	24,104
Packaging Corp. Of America	U.S. Fed Funds	1/24/2024	Barclays	898	Monthly	137,654	13,128
Packaging Corp. Of America	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	2,555	Monthly	390,974	53,929
Parker-Hannifin Corp.	U.S. Fed Funds	1/24/2024	Barclays	19	Monthly	7,762	203
PBF Energy, Inc., Class A	U.S. Fed Funds	1/24/2024	Barclays	6,393	Monthly	303,145	12,520
Penn National Gaming, Inc.	U.S. Fed Funds	1/24/2024	Barclays	6,653	Monthly	174,834	4,028
Permian Resources Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	9,542	Monthly	111,406	9,049
Pfizer, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	9,000	Monthly	324,415	(5,473)
Pioneer Natural Resources Co.	U.S. Fed Funds	1/24/2024	Barclays	3,235	Monthly	729,733	24,406
PPG Industries, Inc.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	270	Monthly	38,797	(312)
PTC Therapeutics, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	2,112	Monthly	307,470	(2,051)

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at July 31, 2023: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Public Storage	U.S. Fed Funds	1/24/2024	Barclays	578	Monthly	$ 162,776	$ (8,109)
Quest Diagnostics, Inc.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	883	Monthly	119,083	(4,325)
Range Resources Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	4,955	Monthly	155,536	11,785
Raytheon Technologies Corp.	U.S. Fed Funds	1/24/2024	Barclays	2,747	Monthly	241,468	(13,430)
Royal Caribbean Cruises Ltd.	U.S. Fed Funds	1/24/2024	Barclays	2,875	Monthly	313,553	17,629
Royal Caribbean Cruises Ltd.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	3,556	Monthly	387,038	20,961
Royalty Pharma PLC, Class A	U.S. Fed Funds	1/24/2024	Barclays	9,807	Monthly	307,610	3,593
Salesforce.com, Inc.	U.S. Fed Funds	1/24/2024	Barclays	84	Monthly	18,893	(63)
SBA Communications Corp.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	1,356	Monthly	296,094	(26,404)
Seagate Technology, LLC	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	4,351	Monthly	275,705	12,313
Skyworks Solutions, Inc.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	530	Monthly	60,614	723
SM Energy Co.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	8,972	Monthly	324,871	34,358
Southwestern Energy	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	34,505	Monthly	223,289	16,259
Starbucks Corp.	U.S. Fed Funds	1/24/2024	Barclays	3,068	Monthly	311,478	(3,851)
Steel Dynamics, Inc.	U.S. Fed Funds	1/24/2024	Barclays	3,043	Monthly	324,187	13,862
Stryker Corp.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	133	Monthly	37,694	71
Synchrony Financial	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	1,015	Monthly	35,058	(89)
Sysco Corp.	U.S. Fed Funds	1/24/2024	Barclays	3,903	Monthly	297,702	1,815
Tapestry, Inc.	U.S. Fed Funds	1/24/2024	Barclays	5,735	Monthly	247,579	5,783
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.	U.S. Fed Funds	1/24/2024	Barclays	4,793	Monthly	392,807	2,752
Teck Resources Ltd., Class B	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	818	Monthly	36,344	(6)
Teledyne Technologies, Inc.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	239	Monthly	91,800	(2,992)
Tenet Healthcare Corp.	U.S. Fed Funds	1/24/2024	Barclays	7,634	Monthly	575,015	(11,340)
TJX (The) Cos., Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	3,642	Monthly	320,647	10,713
Toll Brothers, Inc.	U.S. Fed Funds	1/24/2024	Barclays	4,895	Monthly	393,046	7,173
Toll Brothers, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	759	Monthly	60,957	394
Tractor Supply Company	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	175	Monthly	39,158	1,869
Trane Technologies PLC	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	417	Monthly	82,924	4
Travelers (The) Cos., Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	1,836	Monthly	316,458	6,927
Uber Technologies, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	6,664	Monthly	329,157	25,878
UDR, Inc.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	3,188	Monthly	129,987	(6,173)
Union Pacific Corp.	U.S. Fed Funds	1/24/2024	Barclays	1,556	Monthly	360,846	23,288
United States Steel Corp.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	12,761	Monthly	326,045	16,718
UnitedHealth Group, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	771	Monthly	389,864	16,638
Universal Health Services, Inc., Class B	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	548	Monthly	81,486	(2,599)
Valero Energy Corp.	U.S. Fed Funds	1/24/2024	Barclays	3,103	Monthly	399,836	9,758
Valero Energy Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	2,368	Monthly	304,864	35,599
VeriSign, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	1,511	Monthly	318,268	(7,065)
Vulcan Materials Co.	U.S. Fed Funds	1/24/2024	Barclays	683	Monthly	150,550	(1,067)
W.P. Carey, Inc.	U.S. Fed Funds	1/24/2024	Barclays	2,657	Monthly	179,342	(14,539)
Walmart, Inc.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	1,022	Monthly	162,682	4,395
WestRock Co.	U.S. Fed Funds	1/24/2024	Barclays	11,889	Monthly	395,626	29,205

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at July 31, 2023: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Weyerhaeuser Co.	U.S. Fed Funds	1/24/2024	Barclays	16,437	Monthly	$ 559,573	$ (4,052)
Wynn Resorts Finance LLC/Wynn Resourts Capital Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	2,768	Monthly	301,202	5,104
Xerox Holdings Corp.	U.S. Fed Funds	1/24/2024	Barclays	9,505	Monthly	151,825	4,498
Yum Brands, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	3,035	Monthly	417,197	5,522
Zoetis , Inc.	U.S. Fed Funds	1/24/2024	Barclays	842	Monthly	158,296	2,037
Total (Cost $52,845,414)				998,139		$53,880,669	$1,035,255

Short Contracts for Difference at July 31, 2023: Over the Counter

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Abbott Laboratories	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(554)	Monthly	$ (61,671)	$ 161
Advance Drainage Systems, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(2,572)	Monthly	(313,342)	(891)
Advanced Auto Parts, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(663)	Monthly	(49,321)	(3,255)
Advanced Micro Devices, Inc.	U.S. Fed Funds	1/24/2024	Barclays	(3,547)	Monthly	(405,616)	(13,282)
AES (The) Corp.	U.S. Fed Funds	1/24/2024	Barclays	(1,044)	Monthly	(22,572)	(1)
AES (The) Corp.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	(17,884)	Monthly	(385,958)	(10,036)
Ally Financial, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(10,389)	Monthly	(316,858)	(30,121)
Amazon.com, Inc.	U.S. Fed Funds	1/24/2024	Barclays	(2,485)	Monthly	(332,064)	(11,996)
Amcor, PLC	U.S. Fed Funds	1/24/2024	Barclays	(22,678)	Monthly	(232,582)	(3,308)
American Airlines Group, Inc.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	(18,167)	Monthly	(303,561)	31,824
Ameriprise Financial, Inc.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	(922)	Monthly	(320,555)	(12,312)
Amgen, Inc.	U.S. Fed Funds	1/24/2024	Barclays	(1,767)	Monthly	(413,572)	2,415
Aptiv PLC	U.S. Fed Funds	1/24/2024	Barclays	(2,690)	Monthly	(294,407)	(41)
Aramark Services, Inc.	U.S. Fed Funds	1/24/2024	Barclays	(7,958)	Monthly	(321,264)	18,303
Archer-Daniels-Midland Co.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	(2,776)	Monthly	(235,647)	(7,086)
Arthur J Gallagher & Co.	U.S. Fed Funds	1/24/2024	Barclays	(75)	Monthly	(16,110)	106
AutoNation, Inc.	U.S. Fed Funds	1/24/2024	Barclays	(1,452)	Monthly	(233,654)	(15,621)
Avery Dennison Corp.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	(1,177)	Monthly	(216,532)	(2,307)
Axalta Coating Systems, Ltd.	U.S. Fed Funds	1/24/2024	Barclays	(1,251)	Monthly	(40,009)	474
Baker Hughes Co., Class A	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(6,474)	Monthly	(231,599)	429
Ball Corp.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(5,438)	Monthly	(319,054)	(2,778)
Baxter International, Inc.	U.S. Fed Funds	1/24/2024	Barclays	(5,138)	Monthly	(232,392)	15,671
Baxter International, Inc.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	(3,261)	Monthly	(147,189)	6,031
Best Buy Co., Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(4,629)	Monthly	(383,892)	(3,065)
Bio-rad Laboratories, Class A	U.S. Fed Funds	1/24/2024	Barclays	(171)	Monthly	(69,317)	1,768

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at July 31, 2023: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Boeing (The) Co.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	(339)	Monthly	$ (80,970)	$ (3)
Booz Allen Hamilton Holding Corp.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(2,607)	Monthly	(315,229)	(17,145)
Broadcom, Inc.	U.S. Fed Funds	1/24/2024	Barclays	(350)	Monthly	(314,398)	1,158
Broadridge Financial Solutions, Inc.	U.S. Fed Funds	1/24/2024	Barclays	(1,856)	Monthly	(311,530)	3,730
Brown & Brown, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(4,464)	Monthly	(314,062)	(2,073)
Brown-Forman Corp., Class B	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	(4,564)	Monthly	(321,525)	(22,516)
Bunge Ltd.	U.S. Fed Funds	1/24/2024	Barclays	(2,741)	Monthly	(297,750)	(6,784)
Canadian Natural Resources Ltd.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(5,282)	Monthly	(321,016)	(5,681)
Capital One Financial Corp.	U.S. Fed Funds	1/24/2024	Barclays	(3,410)	Monthly	(398,874)	846
Capital One Financial Corp.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(2,756)	Monthly	(322,079)	(9,466)
Carlisle Companies, Inc.	U.S. Fed Funds	1/24/2024	Barclays	(1,182)	Monthly	(327,650)	(12,423)
Carrier Global Corp.	U.S. Fed Funds	1/24/2024	Barclays	(987)	Monthly	(58,767)	(3,482)
Catalent Pharma Solutions, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(1,605)	Monthly	(77,786)	(3,217)
CBRE Group, Inc., Class A	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(3,578)	Monthly	(297,651)	17,714
CDW Corporation of Delaware	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	(245)	Monthly	(45,760)	338
Celanese Corp.	U.S. Fed Funds	1/24/2024	Barclays	(2,585)	Monthly	(324,004)	(8,634)
Cenovus Energy, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(16,692)	Monthly	(317,075)	(34,980)
CF Industries Holdings, Inc.	U.S. Fed Funds	1/24/2024	Barclays	(1,200)	Monthly	(98,496)	(1,140)
Charles River Laboratories International, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(1,494)	Monthly	(312,624)	130
Charter Communications, Inc., Class A	U.S. Fed Funds	1/24/2024	Barclays	(977)	Monthly	(395,711)	(5,468)
Charter Communications, Inc., Class A	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	(789)	Monthly	(319,012)	(25,078)
Cleveland Cliffs, Inc.	U.S. Fed Funds	1/24/2024	Barclays	(10,635)	Monthly	(187,616)	(12,032)
Conagra Brands, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(4,030)	Monthly	(132,169)	1,868
Conagra Brands, Inc.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	(1,576)	Monthly	(51,614)	(264)
Conagra Brands, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(5,488)	Monthly	(179,893)	(1,409)
Constellation Brands, Inc., Class A	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(1,162)	Monthly	(316,589)	(20,790)
Corteva, Inc.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	(6,866)	Monthly	(386,586)	(15,204)
Crocs, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(2,664)	Monthly	(288,286)	43,594
D.R. Horton, Inc.	U.S. Fed Funds	1/24/2024	Barclays	(2,157)	Monthly	(273,845)	6,587
Danaher Corp.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(1,473)	Monthly	(375,537)	4,467
Danaher Corp.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(1,222)	Monthly	(310,845)	(20,302)
Darling Ingredients, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(2,039)	Monthly	(141,201)	(6,369)
Deere & Co.	U.S. Fed Funds	1/24/2024	Barclays	(881)	Monthly	(378,318)	11,604
Devon Energy Corp.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	(4,415)	Monthly	(237,879)	(19,284)
Diamondback Energy, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(66)	Monthly	(9,711)	(770)

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at July 31, 2023: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Digital Realty Trust, Inc.	U.S. Fed Funds	1/24/2024	Barclays	(2,561)	Monthly	$ (319,023)	$ (3,712)
Discover Financial Services	U.S. Fed Funds	1/24/2024	Barclays	(2,939)	Monthly	(310,080)	9,800
DISH Network Corp., Class A	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(1,497)	Monthly	(11,866)	(250)
Dollar General Corp.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(1,848)	Monthly	(311,127)	(13,359)
Dollar Tree, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(2,091)	Monthly	(322,277)	(10,488)
Dominion Energy, Inc.	U.S. Fed Funds	1/24/2024	Barclays	(3,708)	Monthly	(198,388)	1,436
Dow, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(5,959)	Monthly	(336,141)	(20,954)
Eastman Chemical Co.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(4,282)	Monthly	(365,914)	4,522
Eaton Corp. PLC	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(1,572)	Monthly	(322,320)	1,449
Ecolab, Inc.	U.S. Fed Funds	1/24/2024	Barclays	(1,659)	Monthly	(303,700)	10,564
Enbridge, Inc.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	(9,969)	Monthly	(366,053)	(4,870)
Entegris, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(2,891)	Monthly	(316,729)	6,311
EQT Corp.	U.S. Fed Funds	1/24/2024	Barclays	(3,454)	Monthly	(145,627)	(8,503)
Equifax, Inc.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	(671)	Monthly	(136,377)	17,370
Equity Residential	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(370)	Monthly	(24,169)	935
Estee Lauder (The) Cos., Inc., Class A	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	(1,122)	Monthly	(201,323)	14,272
Expedia Group, Inc.	U.S. Fed Funds	1/24/2024	Barclays	(1,398)	Monthly	(171,297)	(7,969)
Expedia Group, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(1,397)	Monthly	(171,174)	(1,942)
FirstEnergy Corp.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(9,752)	Monthly	(383,766)	(1,098)
Fiserv, Inc.	U.S. Fed Funds	1/24/2024	Barclays	(3,108)	Monthly	(392,095)	11,168
Foot Locker, Inc.	U.S. Fed Funds	1/24/2024	Barclays	(7,160)	Monthly	(191,935)	(9,283)
Freeport-McMoRan, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(11,508)	Monthly	(513,195)	(47,581)
General Electric Co.	U.S. Fed Funds	1/24/2024	Barclays	(3,329)	Monthly	(380,310)	(13,288)
General Motors Co.	U.S. Fed Funds	1/24/2024	Barclays	(6,604)	Monthly	(253,309)	6,228
Global Payments, Inc.	U.S. Fed Funds	1/24/2024	Barclays	(47)	Monthly	(5,180)	108
H&R Block, Inc.	U.S. Fed Funds	1/24/2024	Barclays	(4,431)	Monthly	(148,866)	(1,756)
HCA Healthcare, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(1,190)	Monthly	(324,084)	23,230
Hess Corp.	U.S. Fed Funds	1/24/2024	Barclays	(2,678)	Monthly	(406,173)	(16,096)
Host Hotels & Resorts, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(4,319)	Monthly	(79,422)	(4,142)
Host Hotels & Resorts, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(20,703)	Monthly	(380,441)	(19,380)
Howmet Aerospace Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(3,772)	Monthly	(192,823)	(3,959)
Howmet Aerospace Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(3,800)	Monthly	(194,071)	(3,311)
Huntington Ingalls Industries, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(256)	Monthly	(58,728)	830
Hyatt Hotels Corp., Class A	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	(2,578)	Monthly	(325,020)	(16,279)
Illumina, Inc.	U.S. Fed Funds	1/24/2024	Barclays	(778)	Monthly	(149,493)	(324)
Intel Corp.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(5,431)	Monthly	(193,867)	(7,204)
International Business Machines Corp.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(2,765)	Monthly	(398,488)	(12,660)
International Business Machines Corp.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(1,777)	Monthly	(256,049)	(9,048)
International Flavors & Fragrances, Inc.	U.S. Fed Funds	1/24/2024	Barclays	(3,711)	Monthly	(313,858)	1,465
Intui, Inc.	U.S. Fed Funds	1/24/2024	Barclays	(616)	Monthly	(315,077)	(14,161)

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at July 31, 2023: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Iron Mountain, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(6,277)	Monthly	$ (385,026)	$ 5,090
Jabil, Inc.	U.S. Fed Funds	1/24/2024	Barclays	(1,789)	Monthly	(197,907)	1,567
Johnson & Johnson	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(2,280)	Monthly	(381,968)	(19,289)
Kinder Morgan, Inc.	U.S. Fed Funds	1/24/2024	Barclays	(4,727)	Monthly	(83,715)	1,891
KKR & Co., Inc.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	(5,310)	Monthly	(314,627)	(21,674)
Kohls Corp.	U.S. Fed Funds	1/24/2024	Barclays	(4,488)	Monthly	(127,387)	(8,814)
Lamb Weston Holdings, Inc.	U.S. Fed Funds + (0.06)%	8/19/2026	Goldman Sachs	(3,462)	Monthly	(357,998)	33,208
Lennar Corp.	U.S. Fed Funds	1/24/2024	Barclays	(2,103)	Monthly	(266,616)	1,096
LIncoln National Corp.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(13,977)	Monthly	(391,915)	(20,546)
Lithia Motors, Inc., Class A	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(999)	Monthly	(309,823)	2,235
LyondellBasell Industries N.V., Class A	U.S. Fed Funds	1/24/2024	Barclays	(1,137)	Monthly	(112,361)	(9,110)
Marriott International, Inc., Class A	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	(2,745)	Monthly	(552,959)	(26,684)
Marvell Technology, Inc.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	(1,167)	Monthly	(75,030)	(4,671)
Match Group, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(1,248)	Monthly	(57,935)	1,694
Medical Properties Trust, Inc.	U.S. Fed Funds + (0.25)%	1/24/2024	Barclays	(15,097)	Monthly	(152,265)	5,649
Medical Properties Trust, Inc.	U.S. Fed Funds + (0.70)%	2/8/2024	JPMorgan Chase	(16,073)	Monthly	(161,638)	(11,034)
Medtronic, PLC	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	(2,093)	Monthly	(183,546)	(449)
Merck & Co., Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(12)	Monthly	(1,278)	(11)
Metlife, Inc.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	(5,663)	Monthly	(355,853)	(28,714)
MGIC Investment Corp.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(3,636)	Monthly	(60,842)	61
MGIC Investment Corp.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(5,643)	Monthly	(94,338)	(2,187)
Micron Technology, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(4,437)	Monthly	(316,757)	(27,610)
Molina Healthcare, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(1,041)	Monthly	(316,547)	(4,340)
NetApp, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(3,871)	Monthly	(301,939)	77
Netflix, Inc.	U.S. Fed Funds	1/24/2024	Barclays	(847)	Monthly	(371,659)	(8,829)
Newell Brands, Inc.	U.S. Fed Funds	1/24/2024	Barclays	(35,332)	Monthly	(394,137)	(38,697)
NextEra Energy, Inc.	U.S. Fed Funds + (0.05)%	8/19/2026	Goldman Sachs	(9,289)	Monthly	(679,942)	(5,003)
Nordstrom, Inc.	U.S. Fed Funds + (0.82)%	2/8/2024	JPMorgan Chase	(9,506)	Monthly	(219,290)	(34,351)
Northrop Grumman Corp.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	(28)	Monthly	(12,357)	362
NRG Energy, Inc.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	(8,519)	Monthly	(322,888)	(614)
NRG Energy, Inc.	U.S. Fed Funds + (0.08)%	8/19/2026	Goldman Sachs	(10,974)	Monthly	(416,404)	(17,499)
NXP Semiconductors N.V.	U.S. Fed Funds	1/24/2024	Barclays	(68)	Monthly	(15,163)	22
Occidental Petroleum Corp.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(5,060)	Monthly	(318,936)	(18,929)
Onemain Holdings, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(5,802)	Monthly	(263,501)	9,425
Oneok, Inc.	U.S. Fed Funds	1/24/2024	Barclays	(1,188)	Monthly	(79,637)	330
Oracle Corp.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	(274)	Monthly	(31,443)	523
Oracle Corp.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(1,275)	Monthly	(149,130)	2,454
Ovintiv, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(6,230)	Monthly	(286,828)	(39,848)
PayPal Holdings, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(2,380)	Monthly	(180,216)	(5,101)
Perkinelmer, Inc.	U.S. Fed Funds	1/24/2024	Barclays	(132)	Monthly	(16,229)	413

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at July 31, 2023: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Philip Morris International, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(3,158)	Monthly	$ (314,471)	$ (1,987)
Procter & Gamble (The) Co.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	(1,490)	Monthly	(232,887)	(6,785)
Prologis, Inc.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	(750)	Monthly	(93,350)	(1,993)
Prudential Financial, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(4,042)	Monthly	(389,572)	(15,687)
PulteGroup, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(4,485)	Monthly	(378,338)	(26,131)
PulteGroup, Inc.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	(3,269)	Monthly	(275,192)	(22,236)
Quanta Services, Inc.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	(1,547)	Monthly	(311,188)	(2,113)
Radian Group, Inc.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	(8,741)	Monthly	(234,880)	(13,296)
Radian Group, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(634)	Monthly	(17,051)	(529)
Raymond James Financial, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(2,960)	Monthly	(325,375)	(9,780)
Schlumberger Ltd.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(5,530)	Monthly	(322,206)	(9,474)
Sealed Air Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	(3,257)	Monthly	(148,577)	1,532
Sempra Energy	U.S. Fed Funds	1/24/2024	Barclays	(459)	Monthly	(68,373)	1,063
Sempra Energy	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(723)	Monthly	(107,724)	(2,079)
Sherwin-Williams (The) Co.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(1,413)	Monthly	(390,539)	(11,827)
Sherwin-Williams (The) Co.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(133)	Monthly	(36,689)	(1,067)
Simon Property Group, Inc.	U.S. Fed Funds	1/24/2024	Barclays	(463)	Monthly	(57,677)	(76)
Simon Property Group, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(3,259)	Monthly	(405,528)	(9,071)
Sirus XM Holdings, Inc.	U.S. Fed Funds + (0.27)%	1/24/2024	Barclays	(3,601)	Monthly	(18,356)	3,250
Southern (The) Co.	U.S. Fed Funds + (0.10)%	8/19/2026	Goldman Sachs	(2,706)	Monthly	(195,452)	(5,545)
Southwest Airlines Co.	U.S. Fed Funds	1/24/2024	Barclays	(10,797)	Monthly	(368,826)	32,823
Spirit AeroSystems Holdings, Inc., Class A	U.S. Fed Funds	1/24/2024	Barclays	(617)	Monthly	(19,633)	(793)
Stellantis N.V.	U.S. Fed Funds	1/24/2024	Barclays	(11,089)	Monthly	(227,869)	(4,980)
Suncor Energy, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(5,323)	Monthly	(166,496)	(5,206)
Target Corp.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(2,460)	Monthly	(335,716)	(3,691)
TC Energy Corp.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	(2,578)	Monthly	(92,358)	8,184
TC Energy Corp.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(6,970)	Monthly	(248,911)	19,504
Teck Resources Ltd., Class B	U.S. Fed Funds	1/24/2024	Barclays	(1,608)	Monthly	(71,430)	(2,857)
Tempur Sealy International, Inc.	U.S. Fed Funds	1/24/2024	Barclays	(498)	Monthly	(22,216)	667
Tesla, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(1,434)	Monthly	(382,941)	31,551
Thermo Fisher Scientific, Inc.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	(552)	Monthly	(302,197)	(16,896)
T-Mobile US, Inc.	U.S. Fed Funds + (0.15)%	1/24/2024	Barclays	(3,442)	Monthly	(474,033)	12,215
T-Mobile US, Inc.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	(1,362)	Monthly	(187,239)	1,441
TransDigm, Inc.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	(251)	Monthly	(225,316)	(4,062)
TransDigm, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(185)	Monthly	(166,224)	(2,267)
Tyson Foods, Inc., Class A	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(6,922)	Monthly	(385,189)	(25,839)
United Airlines Holdings, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(6,982)	Monthly	(378,683)	(6,333)
United Parcel Service, Inc., Class B	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	(1,843)	Monthly	(344,155)	(9,964)

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at July 31, 2023: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
United Rentals North America, Inc.	U.S. Fed Funds	1/24/2024	Barclays	(1,456)	Monthly	$ (676,305)	$ (20,800)
United States Steel Corp.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(6,265)	Monthly	(159,757)	(5,576)
Valvoline, Inc.	U.S. Fed Funds	1/24/2024	Barclays	(645)	Monthly	(24,491)	317
Verizon Communications, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(10,894)	Monthly	(370,812)	(26,625)
VF Corp.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(15,890)	Monthly	(314,365)	(10,707)
ViacomCBS, Inc., Class B	U.S. Fed Funds + (0.25)%	1/24/2024	Barclays	(28,905)	Monthly	(463,167)	(15,718)
Viatris, Inc.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	(4,613)	Monthly	(48,490)	(1,962)
VICI Properties, Inc.	U.S. Fed Funds	1/24/2024	Barclays	(9,590)	Monthly	(301,764)	13,555
Vistra Operations Co. LLC	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(5,203)	Monthly	(145,810)	(9,856)
Walgreen Boots Alliance, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(10,632)	Monthly	(318,217)	(8,613)
Walt Disney (The) Co.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	(7,519)	Monthly	(667,269)	(10,142)
Western Digital Corp.	U.S. Fed Funds	1/24/2024	Barclays	(7,565)	Monthly	(321,835)	(27,405)
Western Union (The) Co.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	(21,964)	Monthly	(266,928)	(11,267)
Whirlpool Corp.	U.S. Fed Funds	1/24/2024	Barclays	(2,635)	Monthly	(379,962)	17,290
Williams (The) Cos., Inc.	U.S. Fed Funds	1/24/2024	Barclays	(11,820)	Monthly	(407,199)	(5,792)
Williams (The) Cos., Inc.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	(4,642)	Monthly	(159,847)	(2,453)
Workday, Inc.	U.S. Fed Funds	1/24/2024	Barclays	(252)	Monthly	(59,734)	(3,507)
XPO, Inc.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	(1,513)	Monthly	(104,549)	(13,693)
Xylem, Inc.	U.S. Fed Funds	1/24/2024	Barclays	(1,099)	Monthly	(123,890)	639
Zimmer Biomet Holdings, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(759)	Monthly	(104,726)	2,251
ZoomInfo Technologies, Inc.	U.S. Fed Funds	1/24/2024	Barclays	(10,614)	Monthly	(271,297)	2,522
Total (Cost $47,782,824)				(867,427)		$(48,661,932)	$(879,108)
Credit Default Swap Contracts outstanding - Buy Protection as of July 31, 2023:
Centrally Cleared
Reference Obligation	Fixed Deal Pay Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index Series 40 (Pay Quarterly)	5.00%	6/20/2028	USD	3,335,000	$ (137,712)	$ 3,115	$ (140,827)
Markit CDX North America Investment Grade Index Series 40 (Pay Quarterly)	1.00%	6/20/2028	USD	3,600,000	(62,169)	(15,937)	(46,232)
Total					$(199,881)	$(12,822)	$(187,059)

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Valuation Hierarchy
The following is a summary of the inputs used, as of July 31, 2023, in valuing the Fund's investments carried at fair value:
Morningstar Alternatives Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$ —	$ 2,582,489	$ —	$ 2,582,489
Common Stocks	51,381,691	4,068,722	—*	55,450,413
Convertible Bonds	—	70,955,509	—	70,955,509
Convertible Preferred Stocks	2,907,301	1,193,529	—	4,100,830
Corporate Bonds	—	46,782,741	—	46,782,741
Foreign Issuer Bonds	—	9,141,770	—	9,141,770
Master Limited Partnerships	595,635	—	—	595,635
Mortgage-Backed Securities	—	30,866,899	—	30,866,899
Preferred Stocks	4,638,096	—	—	4,638,096
Rights	—	—	251,954	251,954
Investment Companies	603,432	—	—	603,432
Short-Term Investments	15,486,598	20,442,385	—	35,928,983
Purchased Options	28,729	—	—	28,729
Total Assets – Investments at value	$ 75,641,482	$186,034,044	$251,954	$261,927,480
Liabilities:
Common Stocks	$(29,284,135)	$ —	$ —	$ (29,284,135)
Mortgage-Backed Securities	—	(125,390)	—	(125,390)
Rights	—	—	—*	—
Total Liabilities – Investments at value	$(29,284,135)	$ (125,390)	$ —	$ (29,409,525)
Net Investments	$ 46,357,347	$185,908,654	$251,954	$232,517,955

*Includes securities determined to have no value as of July 31, 2023.

Morningstar Funds Trust    July 31, 2023 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Morningstar Alternatives Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Futures Contracts	$ 738,491	$ —	$—	$ 738,491
Forward Foreign Currency Exchange Contracts	—	67,982	—	67,982
Contracts for Difference	—	53,880,669	—	53,880,669
Total Assets - Derivative Financial Instruments	$ 738,491	$ 53,948,651	$—	$ 54,687,142
Liabilities:
Futures Contracts	$(112,601)	$ —	$—	$ (112,601)
Forward Foreign Currency Exchange Contracts	—	(172,811)	—	(172,811)
Written Options	(2,250)	—	—	(2,250)
Contracts for Difference	—	(48,661,932)	—	(48,661,932)
Swap Agreements	—	(199,881)	—	(199,881)
Total Liabilities - Derivative Financial Instruments	$(114,851)	$(49,034,624)	$—	$(49,149,475)
Net Derivative Financial Instruments	$ 623,640	$ 4,914,027	$—	$ 5,537,667